UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22019

                  First Trust Exchange-Traded AlphaDEX(R) Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report                                   January 31, 2014

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AlphaDEX(R) Sector Funds

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)

First Trust Consumer Staples AlphaDEX(R) Fund (FXG)

First Trust Energy AlphaDEX(R) Fund (FXN)

First Trust Financials AlphaDEX(R) Fund (FXO)

First Trust Health Care AlphaDEX(R) Fund (FXH)

First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)

First Trust Materials AlphaDEX(R) Fund (FXZ)

First Trust Technology AlphaDEX(R) Fund (FXL)

First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)

                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                JANUARY 31, 2014

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 38
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 41
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 43
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 46
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Additional Information ...................................................... 69


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund over the six months ended January 31, 2014. It contains a market overview and a performance analysis for each Sector Fund for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

The six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 6.85% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen
-------------------------

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey -has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING
The U.S. economy posted a real GDP growth rate of 2.0% in 2013. Brian Wesbury, Chief Economist at First Trust Advisors L.P., has characterized the rebound in the economy since June 2009 as a "Plow Horse" recovery, implying a steady, yet modest rate of growth. Economists, on the whole, are more optimistic about the prospects for growth of the U.S. economy in 2014. The International Monetary Fund is targeting a 2.8% real GDP growth rate for 2014, slightly less bullish than Wesbury's 3.0% estimate. Despite the modest overall pace of the U.S. recovery to date, there are some key niches of the broader economy that are very encouraging, in our opinion.

The U.S. banking industry continues to strengthen following its severe downturn during the financial crisis in 2008. The Federal Deposit Insurance Corporation
(FDIC) reported that the commercial banks and savings institutions it insures posted aggregate net income of $40.3 billion in Q4 2013, up from $34.4 billion in Q4 2012. It was the 17th time in the last 18 quarters that earnings registered a year-over-year increase. The positives in the quarter included an improvement in asset quality, higher loan balances and fewer troubled institutions, according to FDIC Chairman Martin J. Gruenberg.

Corporate America has never been so cash rich. The S&P 500 Old Industrials (excludes Financials, Utilities and Transportation companies) posted their sixth consecutive quarter of record cash holdings in Q4 2013, according to S&P Capital IQ. Cash and equivalents rose from $1.24 trillion in Q3 2013 to $1.29 trillion in Q4 2013. The $1.29 trillion was $200 billion more than the amount held in cash a year ago and around $459 billion more than in Q4 2009.

The National Association of State Budget Officers reported that 43 states anticipate year-over-year growth in revenues and spending in fiscal 2014, according to the Rockefeller Institute. The most recent data compiled by the Rockefeller Institute showed that total state tax collections rose 6.1% (year-over-year) in Q3 2013, the 15th consecutive quarter in which revenues were up. So while there have been some high-profile municipal bankruptcies of late, such as Detroit, the vast majority of states are participating in the current recovery.

U.S. STOCKS AND BONDS
All three major Standard & Poor's stock indices posted positive total returns for the six-month period ended January 31, 2014. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index returned 6.85%, 7.38% and 9.44%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500 posted gains. The top-performing S&P 500 sector was Information Technology, up 13.00%, while the poorest showing came from Telecommunication Services, down 2.54%. Consumer Staples also struggled, falling 0.16%. The 2014 estimated earnings growth rates for the companies in the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index are 12.75%, 22.26% and 34.99%, respectively, as of February 27, 2014, according to S&P Dow Jones Indices.

In the U.S. bond market the top-performing major group for the 6-month period ended January 31, 2014 was high-yield corporate bonds, as has often been the case in recent years. The Barclays U.S. Corporate High Yield Index posted a total return of 4.70%. The next closest major domestic category was municipal bonds, up 3.56%, as measured by the Barclays Municipal Bond: Long Bond (22+) Index. The yield on the benchmark 10-Year Treasury Note (T-Note) rose just 7 basis points to 2.65% for the 6-month period ended January 31, 2014. The average yield on the 10-Year T-Note for the five-year period ended January 31, 2014 was 2.67%. The Barclays U.S. Treasury: Intermediate Index returned just 0.67%.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2014, investors seeking income from foreign debt obligations favored developed nations over emerging markets. The Barclays Global Aggregate Index of higher-quality debt returned 2.14% (USD), topping the 1.56% total return for the Barclays Global Emerging Markets Index of debt securities. With respect to foreign equities, the momentum remained with developed nations. The MSCI World Index (excluding the U.S.) of stocks from developed countries posted a total return of 7.06% (USD), versus a loss of 0.33%
(USD) for the MSCI Emerging Markets Index of stocks. It appears that the economic recovery in Europe, in particular, has garnered the attention of investors seeking to participate in the rebound via European equities. The U.S. dollar had little impact on returns for U.S. investors by declining just 0.2% against a basket of major currencies in the six-month period ended January 31, 2014, as measured by the U.S. Dollar Index (DXY).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Euronext or its affiliates ("NYSE Euronext") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

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PERFORMANCE
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                                                                                    AVERAGE ANNUAL               CUMULATIVE
                                                                                    TOTAL RETURNS               TOTAL RETURNS
                                                  6 Months      1 Year         5 Years      Inception      5 Years       Inception
                                                   Ended         Ended          Ended       (5/8/07)        Ended         (5/8/07)
                                                  1/31/14       1/31/14        1/31/14     to 1/31/14      1/31/14       to 1/31/14
FUND PERFORMANCE
NAV                                                 5.85%       25.92%          29.67%        7.17%         266.59%        59.38%
Market Price                                        5.81%       26.02%          29.64%        7.17%         266.16%        59.38%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index         6.27%       26.86%          30.66%        7.99%         280.84%        67.80%
Russell 1000(R) Index                               7.38%       22.23%          19.84%        5.08%         147.23%        39.58%
S&P 500(R) Consumer Discretionary Index             6.80%       27.37%          28.99%        9.04%         257.08%        79.11%
Russell 1000(R) Consumer Discretionary Index (1)    6.89%       26.35%          28.38%          NA          248.71%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Consumer Discretionary                    90.47%
Industrials                                6.06
Consumer Staples                           1.54
Information Technology                     1.42
Financials                                 0.51
                                         -------
   Total                                 100.00%
                                         =======

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TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Apollo Education Group, Inc.               1.60%
Netflix, Inc.                              1.51
Abercrombie & Fitch Co., Class A           1.46
Pandora Media, Inc.                        1.42
Advance Auto Parts, Inc.                   1.41
Chipotle Mexican Grill, Inc.               1.41
TRW Automotive Holdings Corp.              1.35
Jarden Corp.                               1.34
Las Vegas Sands Corp.                      1.32
Under Armour, Inc., Class A                1.29
                                         -------
   Total                                  14.11%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014


                   First Trust Consumer             StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
              Discretionary AlphaDEX(R) Fund          Discretionary Index             Index           Discretionary Index

5/8/07                    10000                              10000                    10000                  10000
7/31/07                    9415                               9439                     9674                   9418
1/31/08                    8296                               8349                     9261                   8326
7/31/08                    7133                               7194                     8647                   7355
1/31/09                    4347                               4406                     5911                   5679
7/31/09                    6482                               6601                     6903                   6667
1/31/10                    7427                               7592                     7611                   7697
7/31/10                    8108                               8319                     7904                   8410
1/31/11                    9984                              10281                     9387                  10051
7/31/11                   10925                              11302                     9539                  10806
1/31/12                   10699                              11120                     9757                  11372
7/31/12                   10591                              11024                    10298                  12091
1/31/13                   12657                              13228                    11419                  14063
7/31/13                   15057                              15791                    12998                  16770
1/31/14                   15938                              16781                    13957                  17911


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09          112               5                4              1
8/1/09 - 7/31/10          175               0                0              0
8/1/10 - 7/31/11          224               0                0              0
8/1/11 - 7/31/12          130               0                0              0
8/1/12 - 7/31/13          178               0                0              0
8/1/13 - 1/31/14          113               0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09          124               9                0              0
8/1/09 - 7/31/10           76               0                0              0
8/1/10 - 7/31/11           28               0                0              0
8/1/11 - 7/31/12          123               0                0              0
8/1/12 - 7/31/13           72               0                0              0
8/1/13 - 1/31/14           14               0                0              0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL                CUMULATIVE
                                                                                    TOTAL RETURNS               TOTAL RETURNS
                                                  6 Months      1 Year         5 Years      Inception       5 Years      Inception
                                                   Ended         Ended          Ended        (5/8/07)        Ended        (5/8/07)
                                                  1/31/14       1/31/14        1/31/14      to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                                3.63%        28.01%         21.06%          9.63%        160.06%       85.72%
Market Price                                       3.57%        28.06%         21.08%          9.63%        160.24%       85.71%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index              4.00%        29.05%         22.09%         10.51%        171.23%       95.96%
Russell 1000(R) Index                              7.38%        22.23%         19.84%          5.08%        147.23%       39.58%
S&P 500(R) Consumer Staples Index                 -0.16%        13.06%         16.45%          9.28%        114.12%       81.73%
Russell 1000(R) Consumer Staples Index (1)         0.39%        14.07%         17.11%            NA         120.29%          NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
Consumer Staples                          96.55%
Consumer Discretionary                     3.45
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Tyson Foods, Inc., Class A                 5.52%
Constellation Brands, Inc., Class A        5.38
WhiteWave Foods Co., Class A               5.21
CVS Caremark Corp.                         4.67
Dean Foods Co.                             4.54
Ingredion, Inc.                            4.49
Herbalife Ltd.                             4.04
Hormel Foods Corp.                         3.97
Walgreen Co.                               3.94
Safeway, Inc.                              3.79
                                         -------
  Total                                   45.55%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

              First Trust Consumer Staples      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                    AlphaDEX(R) Fund                 Staples Index                Index              Staples Index
5/8/07                   10000                           10000                    10000                  10000
7/31/07                   9555                            9574                     9674                   9747
1/31/08                   8917                            8971                     9261                  10285
7/31/08                   9091                            9180                     8647                  10386
1/31/09                   7142                            7224                     5646                   8404
7/31/09                   8442                            8577                     6903                   9587
1/31/10                   9133                            9311                     7611                  10426
7/31/10                   9790                           10017                     7904                  10865
1/31/11                  10958                           11264                     9387                  11840
7/31/11                  12844                           13250                     9539                  12790
1/31/12                  12410                           12853                     9757                  13505
7/31/12                  12455                           12989                    10298                  15305
1/31/13                  14509                           15186                    11419                  16073
7/31/13                  17921                           18842                    12998                  18201
1/31/14                  18572                           19596                    13957                  18172


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%        >=2.00%
8/1/08 - 7/31/09         106               8               8                5
8/1/09 - 7/31/10         167               0               0                0
8/1/10 - 7/31/11         194               0               0                0
8/1/11 - 7/31/12         158               0               0                0
8/1/12 - 7/31/13         155               0               0                0
8/1/13 - 1/31/14         108               0               0                0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%        >=2.00%
8/1/08 - 7/31/09         119               7               2                0
8/1/09 - 7/31/10          84               0               0                0
8/1/10 - 7/31/11          58               0               0                0
8/1/11 - 7/31/12          94               1               0                0
8/1/12 - 7/31/13          95               0               0                0
8/1/13 - 1/31/14          19               0               0                0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL              CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years    Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended      (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14    to 1/31/14
FUND PERFORMANCE
NAV                                             5.84%          9.94%         17.80%         3.25%        126.84%       24.01%
Market Price                                    5.89%          9.93%         17.39%         3.26%        122.92%       24.11%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                     6.22%         10.64%         18.68%         3.98%        135.43%       30.04%
Russell 1000(R) Index                           7.38%         22.23%         19.84%         5.08%        147.23%       39.58%
S&P 500(R) Energy Index                         1.60%          8.89%         12.69%         5.14%         81.75%       40.17%
Russell 1000(R) Energy Index (1)                2.10%          9.38%         13.09%           NA          85.01%          NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Energy                                    94.54%
Information Technology                     2.96
Industrials                                2.50
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Helmerich & Payne, Inc.                    3.35%
Golar LNG Ltd.                             3.13
Apache Corp.                               2.98
HollyFrontier Corp.                        2.98
First Solar, Inc.                          2.96
ConocoPhillips                             2.94
Hess Corp.                                 2.91
Chevron Corp.                              2.86
Atwood Oceanics, Inc.                      2.84
Murphy Oil Corp.                           2.79
                                         -------
  Total                                   29.74%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Energy        StrataQuant(R)       Russell 1000(R)     S&P 500(R)
             AlphaDEX(R) Fund          Energy Index             Index         Energy Index
5/8/07             10000                  10000                   10000           10000
7/31/07            10370                  10387                    9674           10743
1/31/08            10594                  10638                    9261           10891
7/31/08            11990                  12080                    8647           11455
1/31/09             4831                   4864                    6047            7332
7/31/09             6865                   6965                    6903            8138
1/31/10             8005                   8153                    7611            8656
7/31/10             8119                   8301                    7904            8601
1/31/11            11422                  11720                    9387           11719
7/31/11            12073                  12437                    9539           12248
1/31/12            10110                  10453                    9757           11606
7/31/12             9477                   9838                   10298           11633
1/31/13            11278                  11755                   11419           12874
7/31/13            11715                  12244                   12998           13799
1/31/14            12399                  13006                   13957           14020


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         116                9               10              2
8/1/09 - 7/31/10         162                1                0              0
8/1/10 - 7/31/11         190                0                0              0
8/1/11 - 7/31/12         156                0                0              0
8/1/12 - 7/31/13         178                0                0              0
8/1/13 - 1/31/14         121                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         108                5                4              1
8/1/09 - 7/31/10          86                2                0              0
8/1/10 - 7/31/11          62                0                0              0
8/1/11 - 7/31/12          96                1                0              0
8/1/12 - 7/31/13          72                0                0              0
8/1/13 - 1/31/14           6                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                               6 Months      1 Year      5 Years     Inception       5 Years     Inception
                                                Ended         Ended       Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14       1/31/14     1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             5.67%        24.33%      24.41%          2.29%       198.03%        16.46%
Market Price                                    5.66%        24.38%      24.01%          2.30%       193.27%        16.56%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                 6.07%        25.27%      25.51%          3.22%       211.45%        23.83%
Russell 1000(R) Index                           7.38%        22.23%      19.84%          5.08%       147.23%        39.58%
S&P 500(R) Financials Index                     3.79%        23.36%      20.03%         -6.24%       149.11%       -35.19%
Russell 1000(R) Financial Services Index (1)    4.76%        22.76%      20.25%            NA        151.43%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                      % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
Financials                                89.25%
Information Technology                     9.19
Industrials                                0.97
Consumer Discretionary                     0.59
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                      % OF TOTAL
SECURITY                         LONG-TERM INVESTMENTS
LPL Financial Holdings, Inc.               1.17%
American Capital Agency Corp.              1.11
Annaly Capital Management, Inc.            1.11
Chimera Investment Corp.                   1.10
Two Harbors Investment Corp.               1.09
Corrections Corp. of America               1.07
MFA Financial, Inc.                        1.06
PNC Financial Services Group, Inc.         1.06
Global Payments, Inc.                      1.04
American Capital Ltd.                      1.02
                                         -------
   Total                                  10.83%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

             First Trust Financials       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Financials
                AlphaDEX(R) Fund         Financials Index           Index                   Index
5/8/07               10000                     10000                10000                   10000
7/31/07               8955                      8986                 9674                     888
1/31/08               7939                      8017                 9261                    7875
7/31/08               6363                      6450                 8647                    5950
1/31/09               3908                      3976                 5646                    3444
7/31/09               5412                      5550                 6903                    3713
1/31/10               6429                      6618                 7611                    4081
7/31/10               6856                      7086                 7904                    4253
1/31/11               7898                      8199                 9387                    4772
7/31/11               7558                      7878                 9539                    4336
1/31/12               7621                      7979                 9757                    4162
7/31/12               7904                      8307                10298                    4385
1/31/13               9367                      9886                11419                    5255
7/31/13              11021                     11675                12998                    6245
1/31/14              11646                     12384                13957                    6482


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         127               11                4              6
8/1/09 - 7/31/10         175                0                0              0
8/1/10 - 7/31/11         164                0                0              0
8/1/11 - 7/31/12         151                0                0              0
8/1/12 - 7/31/13         189                0                0              0
8/1/13 - 1/31/14         126                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09          99                3                4              1
8/1/09 - 7/31/10          76                0                0              0
8/1/10 - 7/31/11          88                0                0              0
8/1/11 - 7/31/12         102                0                0              0
8/1/12 - 7/31/13          61                0                0              0
8/1/13 - 1/31/14           1                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             17.43%        40.86%         27.98%         14.69%       243.34%       151.67%
Market Price                                    17.39%        40.88%         27.99%         14.70%       243.48%       151.77%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                17.83%        41.93%         28.93%         15.58%       256.25%       165.17%
Russell 1000(R) Index                            7.38%        22.23%         19.84%          5.08%       147.23%        39.58%
S&P 500(R) Health Care Index                    10.67%        32.85%         18.80%          8.73%       136.66%        75.68%
Russell 1000(R) Health Care Index (1)           11.28%        34.20%         19.92%            NA        148.02%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Health Care                              100.00%
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Illumina, Inc.                             2.94%
Incyte Corp. Ltd.                          2.77
Jazz Pharmaceuticals PLC                   2.57
Actavis PLC                                2.41
Salix Pharmaceuticals Ltd.                 2.32
McKesson Corp.                             2.32
Eli Lilly & Co.                            2.27
HCA Holdings, Inc.                         2.26
LifePoint Hospitals, Inc.                  2.15
Cigna Corp.                                2.11
                                         -------
  Total                                   24.12%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

           First Trust Health Care          StrataQuant(R)          Russell 1000(R)           S&P 500(R)
              AlphaDEX(R) Fund             Health Care Index             Index             Health Care Index
5/8/07                10000                        10000                   10000                   10000
7/31/07                9740                         9764                    9674                    9222
1/31/08                9645                         9702                    9261                    9269
7/31/08                9465                         9573                    8647                    8940
1/31/09                7330                         7443                    5646                     769
7/31/09                8830                         9001                    6903                    7974
1/31/10               10750                        10993                    7611                    9042
7/31/10               10780                        11068                    7904                    8318
1/31/11               13190                        13601                    9387                    9306
7/31/11               14302                        14805                    9539                   10142
1/31/12               14342                        14909                    9757                   10762
7/31/12               15042                        15667                   10298                   11706
1/31/13               17867                        18682                   11419                   13226
7/31/13               21434                        22504                   12998                   15877
1/31/14               25169                        26517                   13957                   17571


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         118                6                7              2
8/1/09 - 7/31/10         161                0                0              0
8/1/10 - 7/31/11         203                0                0              0
8/1/11 - 7/31/12         135                0                0              0
8/1/12 - 7/31/13         187                0                0              0
8/1/13 - 1/31/14         121                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         116                5                1              0
8/1/09 - 7/31/10          90                0                0              0
8/1/10 - 7/31/11          49                0                0              0
8/1/11 - 7/31/12         118                0                0              0
8/1/12 - 7/31/13          63                0                0              0
8/1/13 - 1/31/14           6                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS                TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years      Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                             15.34%        33.25%         24.06%         5.78%        193.88%        45.99%
Market Price                                    15.34%        33.11%         24.07%         5.79%        193.99%        46.05%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                15.81%        34.27%         25.03%         6.59%        205.50%        53.66%
Russell 1000(R) Index                            7.38%        22.23%         19.84%         5.08%        147.23%        39.58%
S&P 500(R) Industrials Index                    11.74%        27.19%         21.99%         5.94%        170.17%        47.46%
Russell 1000(R) Producer Durables Index (1)     12.09%        28.12%         22.42%           NA         174.93%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                       % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Industrials                               90.42%
Information Technology                     7.06
Energy                                     1.19
Materials                                  1.00
Health Care                                0.33
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Manitowoc (The) Co., Inc.                  2.08%
Delta Air Lines, Inc.                      1.90
Southwest Airlines Co.                     1.89
Lexmark International, Inc., Class A       1.88
Pitney Bowes, Inc.                         1.84
Alaska Air Group, Inc.                     1.84
Huntington Ingalls Industries, Inc.        1.80
United Rentals, Inc.                       1.77
Spirit AeroSystems Holdings, Inc.,
   Class A                                 1.70
AECOM Technology Corp.                     1.66
                                         -------
   Total                                  18.36%
                                         =======

---------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Industrials/Producer            StrataQuant(R)         Russell 1000(R)         S&P 500(R)
               Durables AlphaDEX(R) Fund              Industrials Index             Index           Industrials Index
5/8/07                     10000                              10000                  10000                  10000
7/31/07                     9435                               9457                   9674                  10400
1/31/08                     8770                               8820                   9261                   9935
7/31/08                     8792                               8874                   8647                   9138
1/31/09                     4967                               5030                   5646                   5934
7/31/09                     6081                               6182                   6903                   6422
1/31/10                     7233                               7384                   7611                   7464
7/31/10                     7854                               8048                   7904                   8263
1/31/11                     9675                               9954                   9387                   9982
7/31/11                     9243                               9542                   9539                   9618
1/31/12                     9549                               9904                   9757                  10177
7/31/12                     9177                               9552                  10298                  10257
1/31/13                    10955                              11446                  11419                  11594
7/31/13                    12656                              13270                  12998                  13198
1/31/14                    14598                              15368                  13957                  14747


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         115                3                6              0
8/1/09 - 7/31/10         163                0                0              0
8/1/10 - 7/31/11         210                0                0              0
8/1/11 - 7/31/12         111                0                0              0
8/1/12 - 7/31/13         177                0                0              0
8/1/13 - 1/31/14         121                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         122                6                3              0
8/1/09 - 7/31/10          88                0                0              0
8/1/10 - 7/31/11          42                0                0              0
8/1/11 - 7/31/12         142                0                0              0
8/1/12 - 7/31/13          73                0                0              0
8/1/13 - 1/31/14           6                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS                TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years      Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                             12.15%        15.76%         26.61%         8.29%        225.38%         70.99%
Market Price                                    12.06%        15.76%         26.57%         8.30%        224.85%         71.04%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                  12.59%        16.64%         27.63%         9.14%        238.61%         80.26%
Russell 1000(R) Index                            7.38%        22.23%         19.84%         5.08%        147.23%         39.58%
S&P 500(R) Materials Index                      10.26%        15.40%         19.46%         4.11%        143.25%         31.20%
Russell 1000(R) Materials and                    9.87%        15.55%         21.50%           NA         164.82%            NA
   Processing Index (1)
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Materials                                 84.55%
Industrials                               15.45
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
 TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Lennox International, Inc.                 3.52%
CF Industries Holdings, Inc.               3.42
Rock Tenn Co., Class A                     3.34
Ashland, Inc.                              3.31
RPM International, Inc.                    3.30
Rockwood Holdings, Inc.                    3.29
Mosaic (The) Co.                           3.27
Sealed Air Corp.                           3.17
Owens-Illinois, Inc.                       3.10
Freeport-McMoRan Copper & Gold, Inc.       2.97
                                         -------
  Total                                   32.69%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Materials        StrataQuant(R)          Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund           Materials Index              Index           Materials Index
5/8/07                10000                     10000                   10000                10000
7/31/07               10085                     10104                    9674                 9956
1/31/08               10310                     10362                    9261                10271
7/31/08               11037                     11128                    8647                10387
1/31/09                5255                      5323                    5646                 5394
7/31/09                7814                      7950                    6903                 7499
1/31/10                9265                      9468                    7611                 7890
7/31/10               10371                     10617                    7904                 8450
1/31/11               12736                     13090                    9387                10544
7/31/11               12769                     13180                    9539                10572
1/31/12               12616                     13091                    9757                10586
7/31/12               12159                     12665                   10298                10021
1/31/13               14771                     15454                   11419                11369
7/31/13               15248                     16011                   12998                11899
1/31/14               17100                     18026                   13957                13120


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         104                8                3              1
8/1/09 - 7/31/10         172                0                0              0
8/1/10 - 7/31/11         200                0                0              0
8/1/11 - 7/31/12         119                0                0              0
8/1/12 - 7/31/13         162                0                0              0
8/1/13 - 1/31/14         106                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         131                8                0              0
8/1/09 - 7/31/10          79                0                0              0
8/1/10 - 7/31/11          52                0                0              0
8/1/11 - 7/31/12         134                0                0              0
8/1/12 - 7/31/13          87                1                0              0
8/1/13 - 1/31/14          20                1                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             15.14%        30.99%         23.65%          6.26%       189.10%        50.48%
Market Price                                    15.09%        30.97%         23.64%          6.26%       188.92%        50.53%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                 15.61%        32.02%         24.67%          7.17%       201.12%        59.46%
Russell 1000(R) Index                            7.38%        22.23%         19.84%          5.08%       147.23%        39.58%
S&P 500(R) Information Technology Index         13.00%        23.52%         22.03%          7.42%       170.62%        61.96%
Russell 1000(R) Technology Index (1)            13.60%        23.96%         21.69%            NA        166.89%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
Information Technology                    97.93%
Consumer Discretionary                     1.31
Telecommunication Services                 0.76
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
Splunk, Inc.                               2.19%
Computer Sciences Corp.                    2.11
Ingram Micro, Inc., Class A                2.09
Micron Technology, Inc.                    2.07
Brocade Communications Systems, Inc.       2.06
Amdocs Ltd.                                2.05
Tech Data Corp.                            2.04
Jabil Circuit, Inc.                        2.01
Vishay Intertechnology, Inc.               2.00
IAC/InterActiveCorp                        1.99
                                         -------
  Total                                   20.61%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014


            First Trust Technology         StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information
               AlphaDEX(R) Fund           Technology Index          Index             Technology Index
5/8/07                10000                      10000                10000                  10000
7/31/07               10235                      10252                 9674                  10160
1/31/08                9030                       9078                 9261                   9501
7/31/08                8815                       8895                 8647                   9320
1/31/09                5205                       5295                 5646                   6101
7/31/09                7236                       7397                 6903                   8416
1/31/10                8246                       8457                 7611                   9142
7/31/10                9060                       9330                 7904                   9570
1/31/11               11868                      12273                 9387                  11466
7/31/11               10908                      11328                 9539                  11407
1/31/12               11048                      11523                 9757                  12125
7/31/12               10493                      10986                10298                  12896
1/31/13               11488                      12077                11419                  13111
7/31/13               13069                      13792                12998                  14332
1/31/14               15047                      15945                13957                  16195


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         111                2               11              1
8/1/09 - 7/31/10         163                0                0              0
8/1/10 - 7/31/11         197                0                0              0
8/1/11 - 7/31/12         161                0                0              0
8/1/12 - 7/31/13         136                0                0              0
8/1/13 - 1/31/14         119                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         119               10                0              1
8/1/09 - 7/31/10          87                1                0              0
8/1/10 - 7/31/11          55                0                0              0
8/1/11 - 7/31/12          92                0                0              0
8/1/12 - 7/31/13         114                0                0              0
8/1/13 - 1/31/14           8                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             2.84%         14.48%         13.99%          3.76%       92.46%         28.18%
Market Price                                    2.89%         14.65%         13.96%          3.76%       92.24%         28.23%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                  3.28%         15.99%         15.05%          4.70%      101.61%         36.29%
Russell 1000(R) Index                           7.38%         22.23%         19.84%          5.08%      147.23%         39.58%
S&P 500(R) Utilities Index                      1.74%         11.19%         10.97%          3.02%       68.25%         22.17%
Russell 1000(R) Utilities Index (1)             0.66%         10.24%         12.75%            NA        82.19%            NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

-------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-------------------------------------------------------
                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
Utilities                                 76.35%
Telecommunication Services                16.97
Energy                                     6.68
                                         -------
  Total                                  100.00%
                                         =======

-------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-------------------------------------------------------
                                        % OF TOTAL
SECURITY                          LONG-TERM INVESTMENTS
ONEOK, Inc.                                4.50%
United States Cellular Corp.               4.33
Exelon Corp.                               4.33
Telephone & Data Systems, Inc.             4.28
Public Service Enterprise Group, Inc.      4.25
Edison International                       4.25
Great Plains Energy, Inc.                  4.16
PPL Corp.                                  4.15
Xcel Energy, Inc.                          3.01
Westar Energy, Inc.                        3.00
                                         -------
   Total                                  40.26%
                                         =======

----------------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

         First Trust Utilities             StrataQuant(R)           Russell 1000(R)         S&P 500(R)
           AlphaDEX(R) Fund                Utilities Index               Index            Utilities Index
5/8/07             10000                          10000                    10000                 10000
7/31/07             9185                           9205                     9674                  9034
1/31/08             8789                           8856                     9261                  9588
7/31/08             8506                           8601                     8647                  9394
1/31/09             6660                           6760                     5646                  7262
7/31/09             7440                           7593                     6903                  7463
1/31/10             8033                           8229                     7611                  7777
7/31/10             8616                           8863                     7904                  8170
1/31/11             9597                           9912                     9387                  8727
7/31/11            10083                          10456                     9539                  9322
1/31/12            10008                          10420                     9757                  9970
7/31/12            10753                          11245                    10298                 11120
1/31/13            11197                          11750                    11419                 10990
7/31/13            12464                          13196                    12998                 12011
1/31/14            12818                          13628                    13957                 12220


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         110                9                5              1
8/1/09 - 7/31/10         165                0                0              0
8/1/10 - 7/31/11         220                0                0              0
8/1/11 - 7/31/12         157                0                0              0
8/1/12 - 7/31/13         141                0                0              0
8/1/13 - 1/31/14          84                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         125                4                1              0
8/1/09 - 7/31/10          85                1                0              0
8/1/10 - 7/31/11          32                0                0              0
8/1/11 - 7/31/12          96                0                0              0
8/1/12 - 7/31/13         109                0                0              0
8/1/13 - 1/31/14          43                0                0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2014 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2014.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2013     JANUARY 31, 2014      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,058.50               0.70%              $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,036.30               0.70%              $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,058.40               0.70%              $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,056.70               0.70%              $3.63
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,174.30               0.70%              $3.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2013     JANUARY 31, 2014      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,153.40               0.70%              $3.80
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,121.50               0.70%              $3.74
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,151.40               0.70%              $3.80
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,028.40               0.70%              $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57
----------------------------------------------------------------------------------------------------------------------------


(a)   These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2013 through January 31, 2014), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTO COMPONENTS -- 6.5%
     96,782  BorgWarner, Inc.                  $     5,197,193
     89,988  Delphi Automotive PLC                   5,479,369
    255,516  Gentex Corp.                            8,276,163
    453,788  Goodyear Tire & Rubber (The)
                Co.                                 10,736,624
    173,506  Lear Corp.                             12,549,689
    188,865  TRW Automotive Holdings
                Corp. (a)                           14,004,340
    132,157  Visteon Corp. (a)                      10,706,039
                                               ---------------
                                                    66,949,417
                                               ---------------
             AUTOMOBILES -- 2.9%
    546,296  Ford Motor Co.                          8,172,588
    206,244  General Motors Co. (a)                  7,441,284
     78,157  Harley-Davidson, Inc.                   4,821,505
     35,988  Tesla Motors, Inc. (a) (b)              6,528,583
     48,990  Thor Industries, Inc.                   2,516,616
                                               ---------------
                                                    29,480,576
                                               ---------------
             BUILDING PRODUCTS -- 0.8%
    184,447  Fortune Brands Home &
                Security, Inc.                       8,311,182
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                0.5%
    183,124  KAR Auction Services, Inc.              5,094,510
                                               ---------------
             DISTRIBUTORS -- 0.9%
     32,529  Genuine Parts Co.                       2,675,510
    256,215  LKQ Corp. (a)                           6,935,740
                                               ---------------
                                                     9,611,250
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                2.8%
    514,238  Apollo Education Group, Inc. (a)       16,604,745
     76,216  DeVry Education Group, Inc.             2,754,446
      4,079  Graham Holdings Co., Class B            2,553,699
    255,971  Weight Watchers International,
                Inc. (b)                             6,918,896
                                               ---------------
                                                    28,831,786
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                0.5%
     69,207  McGraw Hill Financial, Inc.             5,262,500
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.3%
     34,395  Wal-Mart Stores, Inc.                   2,568,619
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                12.2%
    137,964  Bally Technologies, Inc. (a)           10,115,521
    181,911  Brinker International, Inc.             8,797,216
    209,849  Carnival Corp.                          8,223,982
     26,375  Chipotle Mexican Grill, Inc. (a)       14,557,945
    110,191  Choice Hotels International, Inc.       5,347,569
     99,523  Darden Restaurants, Inc.                4,920,417


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
     77,689  Domino's Pizza, Inc.              $     5,485,620
     54,695  Hyatt Hotels Corp., Class A (a)         2,613,874
    178,131  Las Vegas Sands Corp.                  13,630,584
    219,257  Marriott International, Inc.,
                Class A                             10,809,370
    980,401  Penn National Gaming, Inc. (a)         11,500,104
     57,061  Royal Caribbean Cruises Ltd.            2,830,226
     34,522  Starbucks Corp.                         2,455,205
     34,054  Starwood Hotels & Resorts
                Worldwide, Inc.                      2,544,174
    146,873  Wyndham Worldwide Corp.                10,419,171
     55,729  Wynn Resorts Ltd.                      12,116,599
                                               ---------------
                                                   126,367,577
                                               ---------------
             HOUSEHOLD DURABLES -- 9.8%
    377,656  D.R. Horton, Inc. (a)                   8,867,363
    234,155  Garmin Ltd. (b)                        10,548,683
    228,999  Jarden Corp. (a)                       13,842,990
    272,449  Leggett & Platt, Inc.                   8,178,919
     68,406  Lennar Corp., Class A                   2,747,185
    260,077  Newell Rubbermaid, Inc.                 8,036,379
      5,280  NVR, Inc. (a)                           6,090,005
    265,663  PulteGroup, Inc.                        5,398,272
    625,790  Taylor Morrison Home Corp.,
                Class A (a)                         13,235,458
    260,365  Tempur Sealy International,
                Inc. (a)                            12,833,391
     57,242  Tupperware Brands Corp.                 4,485,483
     53,738  Whirlpool Corp.                         7,163,275
                                               ---------------
                                                   101,427,403
                                               ---------------
             INTERNET & CATALOG RETAIL -- 7.3%
     35,234  Amazon.com, Inc. (a)                   12,638,083
    121,010  Expedia, Inc.                           7,863,230
    264,743  HomeAway, Inc. (a)                     10,817,399
    368,751  Liberty Interactive Corp.,
                Class A (a)                          9,849,339
     38,157  Netflix, Inc. (a)                      15,618,805
      9,318  priceline.com, Inc. (a)                10,668,085
    101,777  TripAdvisor, Inc. (a)                   7,856,167
                                               ---------------
                                                    75,311,108
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                1.4%
    406,873  Pandora Media, Inc. (a)                14,675,909
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                1.6%
     98,381  Hasbro, Inc.                            4,832,475
     96,468  Polaris Industries, Inc.               12,077,793
                                               ---------------
                                                    16,910,268
                                               ---------------
             MACHINERY -- 0.2%
     28,976  WABCO Holdings, Inc. (a)                2,498,311
                                               ---------------

                       See Notes to Financial Statements                 Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 13.5%
    169,807  CBS Corp., Class B                $     9,971,067
     19,782  Charter Communications, Inc.,
                Class A (a)                          2,710,134
     81,172  Cinemark Holdings, Inc.                 2,379,151
  1,067,358  Clear Channel Outdoor
                Holdings, Inc., Class A             10,086,533
    104,134  Comcast Corp., Class A                  5,670,096
    121,997  DIRECTV (a)                             8,470,252
     29,924  Discovery Communications,
                Inc., Class A (a)                    2,387,337
    186,867  DISH Network Corp.,
                Class A (a)                         10,535,561
    284,971  Gannett Co., Inc.                       7,845,252
    305,739  Interpublic Group of Cos. (The),
                Inc.                                 4,989,661
     49,015  John Wiley & Sons, Inc.,
                Class A                              2,653,672
     51,781  Lamar Advertising Co.,
                Class A (a)                          2,519,663
     94,717  Liberty Global PLC, Class A (a)         7,570,730
    170,917  Lions Gate Entertainment Corp.          5,525,747
    779,647  News Corp., Class A (a)                12,443,166
    113,353  Omnicom Group, Inc.                     8,227,161
    139,118  Regal Entertainment Group,
                Class A (b)                          2,712,801
     62,624  Scripps Networks Interactive,
                Class A                              4,541,493
     62,199  Time Warner Cable, Inc.                 8,289,261
    120,910  Time Warner, Inc.                       7,596,775
     76,909  Twenty-First Century Fox, Inc.,
                Class A                              2,447,244
     30,990  Viacom, Inc., Class B                   2,544,279
    110,327  Walt Disney (The) Co.                   8,010,843
                                               ---------------
                                                   140,127,879
                                               ---------------
             MULTILINE RETAIL -- 6.0%
    435,090  Big Lots, Inc. (a)                     11,656,061
    144,529  Dillard's, Inc., Class A               12,617,382
     89,715  Dollar General Corp. (a)                5,052,749
     47,963  Dollar Tree, Inc. (a)                   2,423,091
    247,561  Kohl's Corp.                           12,534,014
    157,852  Macy's, Inc.                            8,397,726
    171,066  Target Corp.                            9,689,178
                                               ---------------
                                                    62,370,201
                                               ---------------
             PERSONAL PRODUCTS -- 1.3%
    354,851  Coty, Inc., Class A                     4,786,940
    101,632  Nu Skin Enterprises, Inc.,
                Class A                              8,653,965
                                               ---------------
                                                    13,440,905
                                               ---------------
             PROFESSIONAL SERVICES -- 0.8%
    183,686  Nielsen Holdings N.V.                   7,768,081
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ROAD & RAIL -- 3.8%
     59,073  AMERCO                            $    13,157,329
    347,576  Avis Budget Group, Inc. (a)            13,107,091
    490,882  Hertz Global Holdings, Inc. (a)        12,772,750
                                               ---------------
                                                    39,037,170
                                               ---------------
             SPECIALTY RETAIL -- 20.1%
    477,862  Aaron's, Inc.                          12,849,709
    426,895  Abercrombie & Fitch Co.,
                Class A                             15,103,545
    126,943  Advance Auto Parts, Inc.               14,574,326
    975,635  American Eagle Outfitters, Inc.        13,200,342
    511,482  Ascena Retail Group, Inc. (a)           9,595,402
     54,451  AutoNation, Inc. (a)                    2,689,335
     11,331  AutoZone, Inc. (a)                      5,609,525
     67,389  Bed Bath & Beyond, Inc. (a)             4,302,788
    271,388  Best Buy Co., Inc.                      6,388,473
     81,172  Cabela's, Inc. (a)                      5,427,160
    287,226  Chico's FAS, Inc.                       4,767,952
    147,379  CST Brands, Inc.                        4,705,811
     93,142  Dick's Sporting Goods, Inc.             4,889,955
     63,319  DSW, Inc., Class A                      2,383,960
    339,028  Foot Locker, Inc.                      13,086,481
    219,710  GameStop Corp., Class A                 7,705,230
    348,338  Guess?, Inc.                            9,770,881
     32,853  Home Depot (The), Inc.                  2,524,753
     43,739  L Brands, Inc.                          2,290,174
    109,217  Lowe's Cos., Inc.                       5,055,655
    260,420  Murphy USA, Inc. (a)                   10,088,671
     36,108  Ross Stores, Inc.                       2,452,094
    107,115  Signet Jewelers Ltd.                    8,520,998
    681,125  Staples, Inc.                           8,963,605
    116,658  Tiffany & Co.                           9,704,779
    169,832  TJX (The) Cos., Inc.                    9,741,564
    139,504  Tractor Supply Co.                      9,278,411
     46,420  Williams-Sonoma, Inc.                   2,530,818
                                               ---------------
                                                   208,202,397
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 6.8%
    166,344  Deckers Outdoor Corp. (a)              12,966,515
     22,555  Fossil Group, Inc. (a)                  2,522,325
    154,009  Hanesbrands, Inc.                      10,956,200
    103,832  Michael Kors Holdings Ltd. (a)          8,299,292
     68,809  NIKE, Inc., Class B                     5,012,736
     61,969  PVH Corp.                               7,490,193
    123,968  Under Armour, Inc., Class A (a)        13,402,180
    173,606  VF Corp.                               10,147,271
                                               ---------------
                                                    70,796,712
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                           1,035,043,761
             (Cost $975,000,133)               ---------------

             MONEY MARKET FUNDS -- 0.5%
  4,522,454  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       4,522,454

Page 26                See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS
                (CONTINUED)
    226,491  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)              $       226,491
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                0.5%                                 4,748,945
             (Cost $4,748,945)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS -- 1.3%
$13,141,894  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $13,141,896.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $13,404,200. (d)        13,141,894
             (Cost $13,141,894)                ---------------

             TOTAL INVESTMENTS -- 101.8%         1,052,934,600
             (Cost $992,890,972) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.8)%              (18,275,546)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,034,659,054
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $17,296,504 and the total value of the collateral held by the Fund is $17,664,348.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,205,763 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,162,135.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $1,035,043,761   $        --    $    --
Money Market Funds         4,748,945            --         --
Repurchase
   Agreements                     --    13,141,894         --
                      ----------------------------------------
Total Investments     $1,039,792,706   $13,141,894    $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    17,296,504
Non-cash Collateral(2)                             (17,296,504)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    13,141,894
Non-cash Collateral(4)                             (13,141,894)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                       See Notes to Financial Statements                 Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BEVERAGES -- 16.1%
    116,270  Beam, Inc.                        $     9,685,291
    104,712  Brown-Forman Corp., Class B             8,062,824
    537,959  Coca-Cola Enterprises, Inc.            23,288,245
    642,500  Constellation Brands, Inc.,
                Class A (a)                         49,260,475
    644,257  Molson Coors Brewing Co.,
                Class B                             33,913,689
    350,306  Monster Beverage Corp. (a)             23,785,777
                                               ---------------
                                                   147,996,301
                                               ---------------
             FOOD & STAPLES RETAILING -- 19.1%
    631,817  CVS Caremark Corp.                     42,786,647
    600,548  Kroger (The) Co.                       21,679,783
  1,110,685  Safeway, Inc.                          34,697,799
    657,614  Sysco Corp.                            23,069,099
    629,788  Walgreen Co.                           36,118,342
    312,777  Whole Foods Market, Inc.               16,345,726
                                               ---------------
                                                   174,697,396
                                               ---------------
             FOOD PRODUCTS -- 42.3%
    833,525  Archer-Daniels-Midland Co.             32,907,567
    182,839  Campbell Soup Co.                       7,534,795
    704,444  ConAgra Foods, Inc.                    22,394,275
  2,630,533  Dean Foods Co. (a)                     41,562,421
    842,458  Flowers Foods, Inc.                    17,649,495
    158,554  General Mills, Inc.                     7,613,763
    239,309  Green Mountain Coffee
                Roasters, Inc. (b)                  19,384,029
     81,389  Hershey (The) Co.                       8,090,067
    236,634  Hillshire Brands (The) Co.              8,428,903
    800,862  Hormel Foods Corp.                     36,391,169
    660,511  Ingredion, Inc.                        41,149,835
    229,098  J.M. Smucker (The) Co.                 22,082,756
     94,473  Mead Johnson Nutrition Co.              7,264,029
    512,393  Mondelez International, Inc.,
                Class A                             16,780,871
  1,351,424  Tyson Foods, Inc., Class A             50,543,258
  1,971,183  WhiteWave Foods Co.,
                Class A (a)                         47,722,341
                                               ---------------
                                                   387,499,574
                                               ---------------
             HOUSEHOLD PRODUCTS -- 10.6%
    272,896  Church & Dwight Co., Inc.              17,623,624
    194,996  Clorox (The) Co.                       17,212,297
    334,218  Energizer Holdings, Inc.               31,583,601
     75,751  Kimberly-Clark Corp.                    8,284,887
    291,610  Procter & Gamble (The) Co.             22,343,158
                                               ---------------
                                                    97,047,567
                                               ---------------
             PERSONAL PRODUCTS -- 4.0%
    574,571  Herbalife Ltd. (b)                     36,985,135
                                               ---------------
             SPECIALTY RETAIL -- 3.4%
    618,911  GNC Holdings, Inc., Class A            31,632,541
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TOBACCO -- 4.4%
    468,429  Lorillard, Inc.                   $    23,056,075
    361,823  Reynolds American, Inc.                17,548,416
                                               ---------------
                                                    40,604,491
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                              916,463,005
             (Cost $848,457,841)               ---------------

             MONEY MARKET FUNDS -- 1.3%
 10,993,291  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                      10,993,291
    487,516  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      487,516
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                1.3%                                11,480,807
             (Cost $11,480,807)                ---------------

PRINCIPAL
  VALUE
-----------
             REPURCHASE AGREEMENTS -- 3.5%
$31,945,631  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $31,945,636.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $32,583,250. (d)        31,945,631
             (Cost $31,945,631)                ---------------


             TOTAL INVESTMENTS -- 104.7%           959,889,443
             (Cost $891,884,279) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.7)%              (42,884,662)
                                               ---------------
             NET ASSETS -- 100.0%              $   917,004,781
                                               ---------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $42,077,637 and the total value of the collateral held by the Fund is $42,938,922.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $81,711,677 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,706,513.


Page 28                See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2014 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $916,463,005    $        --    $      --
Money Market Funds      11,480,807             --           --
Repurchase
   Agreements                   --     31,945,631           --
                      ----------------------------------------
Total Investments     $927,943,812    $31,945,631    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    42,077,637
Non-cash Collateral(2)                             (42,077,637)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    31,945,631
Non-cash Collateral(4)                             (31,945,631)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

                       See Notes to Financial Statements                 Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             ELECTRICAL EQUIPMENT -- 2.5%
    122,675  SolarCity Corp. (a) (b)           $     9,088,991
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                31.4%
    217,593  Atwood Oceanics, Inc. (b)              10,313,908
    126,153  Baker Hughes, Inc.                      7,145,306
     78,065  Cameron International Corp. (b)         4,681,558
    204,104  Diamond Offshore Drilling, Inc.         9,907,208
    172,109  Frank's International N.V.              4,034,235
     45,782  Halliburton Co.                         2,243,776
    138,176  Helmerich & Payne, Inc.                12,165,015
    410,279  Nabors Industries Ltd.                  7,007,565
     87,640  National Oilwell Varco, Inc.            6,573,876
     29,467  Oceaneering International, Inc.         2,008,176
     91,381  Oil States International, Inc. (b)      8,585,245
    367,084  Patterson-UTI Energy, Inc.              9,430,388
    262,852  Rowan Cos. PLC, Class A (b)             8,245,667
    260,354  RPC, Inc. (a)                           4,433,829
     25,796  Schlumberger Ltd.                       2,258,956
    349,274  Superior Energy Services, Inc.          8,256,837
    135,045  Unit Corp. (b)                          6,748,199
                                               ---------------
                                                   114,039,744
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                63.2%
     87,878  Anadarko Petroleum Corp.                7,090,876
    135,180  Apache Corp.                           10,849,547
     59,958  Cabot Oil & Gas Corp.                   2,397,121
    107,764  Cheniere Energy, Inc. (b)               4,735,150
    256,840  Chesapeake Energy Corp.                 6,911,564
     93,011  Chevron Corp.                          10,382,818
     66,448  Cimarex Energy Co.                      6,510,575
     21,525  Concho Resources, Inc. (b)              2,104,930
    164,439  ConocoPhillips                         10,680,313
     41,291  Continental Resources, Inc. (b)         4,550,268
    565,696  Denbury Resources, Inc. (b)             9,090,735
     37,553  Devon Energy Corp.                      2,223,889
     27,693  EOG Resources, Inc.                     4,575,991
     91,838  Exxon Mobil Corp.                       8,463,790
    320,148  Golar LNG Ltd. (a)                     11,368,455
    139,976  Hess Corp.                             10,566,788
    233,816  HollyFrontier Corp.                    10,825,681
     83,911  Laredo Petroleum, Inc. (b)              2,075,958
    263,288  Marathon Oil Corp.                      8,633,214
     75,988  Marathon Petroleum Corp.                6,614,755
    179,064  Murphy Oil Corp.                       10,136,813
     68,237  Noble Energy, Inc.                      4,253,212
     49,465  Oasis Petroleum, Inc. (b)               2,068,132
     97,722  Occidental Petroleum Corp.              8,557,516
    295,440  PBF Energy, Inc., Class A (a)           7,660,759
     90,369  Phillips 66                             6,605,070
     12,615  Pioneer Natural Resources Co.           2,135,972
    151,617  QEP Resources, Inc.                     4,683,449
     27,552  Range Resources Corp.                   2,374,707
     83,873  SM Energy Co.                           6,941,329
     65,235  Spectra Energy Corp.                    2,345,198
     79,428  Tesoro Corp.                            4,092,131


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
    184,419  Valero Energy Corp.               $     9,423,811
    150,234  Whiting Petroleum Corp. (b)             8,770,661
    107,672  World Fuel Services Corp.               4,599,748
    228,033  WPX Energy, Inc. (b)                    4,344,029
                                               ---------------
                                                   229,644,955
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.9%
    212,623  First Solar, Inc. (b)                  10,754,471
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             363,528,161
             (Cost $354,883,364)               ---------------

             MONEY MARKET FUNDS -- 1.8%
  6,142,333  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       6,142,333
    148,991  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      148,991
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                1.8%                                 6,291,324
             (Cost $6,291,324)                 ---------------

PRINCIPAL
  VALUE
-----------
             REPURCHASE AGREEMENTS --
                4.9%
$17,849,132  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $17,849,134.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $18,205,391. (d)        17,849,132
             (Cost $17,849,132)                ---------------

             TOTAL INVESTMENTS -- 106.7%           387,668,617
             (Cost $379,023,820) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.7)%              (24,248,903)
                                               ---------------
             NET ASSETS -- 100.0%              $   363,419,714
                                               ===============


Page 30                See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2014 (UNAUDITED)

(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $23,497,888 and the total value of the collateral held by the Fund is $23,991,465.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,574,292 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,929,495.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $363,528,161    $        --    $      --
Money Market Funds       6,291,324             --           --
Repurchase
   Agreements                   --     17,849,132           --
                      ----------------------------------------
Total Investments     $369,819,485   $17,849,132   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    23,497,888
Non-cash Collateral(2)                             (23,497,888)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    17,849,132
Non-cash Collateral(4)                             (17,849,132)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                       See Notes to Financial Statements                 Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             CAPITAL MARKETS -- 14.0%
     31,590  Affiliated Managers Group,
                Inc. (a)                       $     6,293,992
    438,086  American Capital Ltd. (a)               6,838,522
     59,531  Ameriprise Financial, Inc.              6,288,855
    385,602  Ares Capital Corp.                      6,829,011
    117,678  Bank of New York Mellon (The)
                Corp.                                3,760,989
     17,326  BlackRock, Inc.                         5,205,943
    210,808  Charles Schwab (The) Corp.              5,232,255
     64,028  Eaton Vance Corp.                       2,437,546
     95,177  Federated Investors, Inc.,
                Class B (b)                          2,559,310
     71,235  Franklin Resources, Inc.                3,704,932
     30,922  Goldman Sachs Group (The),
                Inc.                                 5,074,919
     75,300  Invesco Ltd.                            2,503,725
    151,201  Lazard Ltd., Class A (c)                6,465,355
    145,680  LPL Financial Holdings, Inc.            7,798,250
    131,118  Morgan Stanley                          3,869,292
     21,489  Northern Trust Corp.                    1,294,068
     25,528  Raymond James Financial, Inc.           1,299,630
    118,384  SEI Investments Co.                     4,032,159
     37,346  State Street Corp.                      2,500,315
     32,728  T. Rowe Price Group, Inc.               2,567,184
    105,200  Waddell & Reed Financial, Inc.,
                Class A                              6,819,064
                                               ---------------
                                                    93,375,316
                                               ---------------
             COMMERCIAL BANKS -- 16.8%
    236,278  Associated Banc-Corp.                   3,891,499
     22,512  Bank of Hawaii Corp.                    1,278,231
     83,241  BankUnited, Inc.                        2,588,795
     73,437  BB&T Corp.                              2,747,278
     61,976  BOK Financial Corp.                     3,982,578
     92,647  CapitalSource, Inc.                     1,272,043
    105,137  CIT Group, Inc.                         4,894,127
     16,800  City National Corp.                     1,215,480
     57,677  Comerica, Inc.                          2,641,607
     29,640  Commerce Bancshares, Inc.               1,288,451
     17,898  Cullen/Frost Bankers, Inc.              1,324,810
     78,390  East West Bancorp, Inc.                 2,622,929
    260,666  Fifth Third Bancorp                     5,479,199
     24,610  First Citizens BancShares, Inc.,
                Class A                              5,444,716
    516,126  First Niagara Financial Group,
                Inc.                                 4,459,329
     52,339  First Republic Bank                     2,540,012
    209,519  Fulton Financial Corp.                  2,587,560
    568,031  Huntington Bancshares, Inc.             5,152,041
    204,223  KeyCorp                                 2,605,885
     35,322  M&T Bank Corp.                          3,938,756
     88,313  PNC Financial Services Group,
                Inc.                                 7,054,442
    238,476  Popular, Inc. (a)                       6,295,766
    554,268  Regions Financial Corp.                 5,636,906
     51,017  Signature Bank (a)                      6,227,135


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMERCIAL BANKS (CONTINUED)
     74,477  SunTrust Banks, Inc.              $     2,757,139
  1,903,283  Synovus Financial Corp.                 6,375,998
    168,667  TCF Financial Corp.                     2,715,539
     67,823  U.S. Bancorp                            2,694,608
    270,850  Valley National Bancorp (b)             2,624,537
     90,574  Wells Fargo & Co.                       4,106,625
    137,217  Zions Bancorporation                    3,944,989
                                               ---------------
                                                   112,389,010
                                               ---------------
             CONSUMER FINANCE -- 2.3%
     60,426  American Express Co.                    5,137,419
     71,546  Capital One Financial Corp.             5,051,863
     48,982  Discover Financial Services             2,627,884
    104,294  SLM Corp.                               2,373,731
                                               ---------------
                                                    15,190,897
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                6.8%
    176,011  Bank of America Corp.                   2,948,184
     46,245  Berkshire Hathaway, Inc.,
                Class B (a)                          5,160,942
     79,129  CBOE Holdings, Inc.                     4,116,291
    105,174  Citigroup, Inc.                         4,988,403
     16,949  CME Group, Inc.                         1,267,107
     37,883  ING US, Inc.                            1,279,309
     18,258  IntercontinentalExchange
                Group, Inc.                          3,812,088
     93,757  JPMorgan Chase & Co.                    5,190,387
    193,402  Leucadia National Corp.                 5,285,677
     69,830  Moody's Corp.                           5,207,921
     62,671  MSCI, Inc. (a)                          2,677,305
    103,274  NASDAQ OMX Group (The),
                Inc.                                 3,939,903
                                               ---------------
                                                    45,873,517
                                               ---------------
             INSURANCE -- 34.0%
     66,195  ACE Ltd.                                6,209,753
     61,566  Aflac, Inc.                             3,865,113
     13,691  Alleghany Corp. (a)                     5,097,570
     24,309  Allied World Assurance Co.
                Holdings AG                          2,501,882
     75,376  Allstate (The) Corp.                    3,859,251
     94,943  American Financial Group, Inc.          5,214,270
    134,198  American International Group,
                Inc.                                 6,436,136
     47,841  American National Insurance
                Co.                                  4,975,464
     49,001  Aon PLC                                 3,942,620
     68,877  Arch Capital Group Ltd. (a)             3,706,271
     58,417  Arthur J. Gallagher & Co.               2,700,618
    165,888  Aspen Insurance Holdings Ltd.           6,453,043
     82,578  Assurant, Inc.                          5,396,472
    290,457  Assured Guaranty Ltd.                   6,143,166
    144,056  Axis Capital Holdings Ltd.              6,485,401
    130,951  Brown & Brown, Inc.                     4,123,647
     56,722  Chubb (The) Corp.                       4,795,278
     78,507  Cincinnati Financial Corp.              3,803,664

Page 32                See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     95,861  CNA Financial Corp.               $     3,765,420
     93,426  Endurance Specialty Holdings
                Ltd.                                 4,894,588
     18,192  Erie Indemnity Co., Class A             1,276,533
     43,945  Everest Re Group, Ltd.                  6,361,478
    211,159  Fidelity National Financial, Inc.,
                Class A                              6,659,955
    176,480  Genworth Financial, Inc.,
                Class A (a)                          2,603,080
     91,826  Hanover Insurance Group,
                (The), Inc.                          5,099,098
     36,741  Hartford Financial Services
                Group (The), Inc.                    1,221,638
    148,524  HCC Insurance Holdings, Inc.            6,373,165
    100,558  Kemper Corp.                            3,695,507
     79,660  Lincoln National Corp.                  3,826,070
     27,604  Loews Corp.                             1,230,862
      2,317  Markel Corp. (a)                        1,249,187
     56,674  Marsh & McLennan Cos., Inc.             2,590,569
    573,856  MBIA, Inc. (a)                          6,277,985
     26,802  Mercury General Corp.                   1,228,336
     24,672  MetLife, Inc.                           1,210,162
    238,069  Old Republic International Corp.        3,718,638
     52,006  PartnerRe Ltd.                          5,105,429
     55,566  Principal Financial Group, Inc.         2,421,011
    141,310  ProAssurance Corp.                      6,565,263
    157,042  Progressive (The) Corp.                 3,649,656
     81,151  Protective Life Corp.                   3,977,211
     74,280  Prudential Financial, Inc.              6,268,489
     70,814  Reinsurance Group of America,
                Inc.                                 5,287,681
     70,376  RenaissanceRe Holdings Ltd.             6,383,807
     62,036  StanCorp Financial Group, Inc.          3,985,813
     52,622  Torchmark Corp.                         3,954,543
     75,703  Travelers (The) Cos., Inc.              6,153,140
    156,276  Unum Group                              5,032,087
    170,061  Validus Holdings Ltd.                   6,108,591
    126,323  W. R. Berkley Corp.                     4,896,279
      6,838  White Mountains Insurance
                Group Ltd.                           3,861,419
    172,141  XL Group PLC                            4,947,332
                                               ---------------
                                                   227,589,641
                                               ---------------
             IT SERVICES -- 9.2%
     26,036  Alliance Data Systems Corp. (a)         6,239,788
    173,367  Broadridge Financial Solutions,
                Inc.                                 6,291,489
     77,151  CoreLogic, Inc. (a)                     2,457,259
    102,137  Fidelity National Information
                Services, Inc.                       5,178,346
     92,821  Fiserv, Inc. (a)                        5,202,617
     46,801  FleetCor Technologies, Inc. (a)         4,975,882
    105,445  Global Payments, Inc.                   6,968,860
     69,443  Jack Henry & Associates, Inc.           3,873,531
     82,099  MasterCard, Inc., Class A               6,213,252
    164,722  Total System Services, Inc.             4,921,893


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             IT SERVICES (CONTINUED)
    168,093  Vantiv, Inc., Class A (a)         $     5,099,942
     18,479  Visa, Inc., Class A                     3,980,931
                                               ---------------
                                                    61,403,790
                                               ---------------
             MEDIA -- 0.6%
    108,713  Thomson Reuters Corp.                   3,920,191
                                               ---------------
             PROFESSIONAL SERVICES -- 1.0%
     33,491  Dun & Bradstreet (The) Corp.            3,684,010
     39,690  Equifax, Inc.                           2,780,681
                                               ---------------
                                                     6,464,691
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 11.1%
     20,899  Alexandria Real Estate Equities,
                Inc.                                 1,465,647
    355,228  American Capital Agency Corp.           7,442,027
     16,683  American Tower Corp.                    1,349,321
    687,243  Annaly Capital Management,
                Inc.                                 7,401,607
     13,284  Boston Properties, Inc.                 1,435,867
     23,386  Camden Property Trust                   1,445,722
     74,117  CBL & Associates Properties,
                Inc.                                 1,259,248
  2,362,733  Chimera Investment Corp.                7,371,727
     57,126  CommonWealth REIT                       1,404,157
    213,667  Corrections Corp. of America            7,172,801
     27,097  Digital Realty Trust, Inc. (b)          1,381,676
     75,453  HCP, Inc.                               2,953,985
     49,225  Hospitality Properties Trust            1,265,082
     39,302  Liberty Property Trust                  1,430,593
    970,523  MFA Financial, Inc.                     7,075,113
     43,883  National Retail Properties,
                Inc. (b)                             1,456,916
     80,576  Piedmont Office Realty Trust,
                Inc., Class A (b)                    1,343,202
     29,448  Post Properties, Inc.                   1,381,995
      8,858  Public Storage                          1,395,932
     35,641  Realty Income Corp. (b)                 1,453,440
     59,885  Senior Housing Properties Trust         1,348,610
     48,078  Starwood Property Trust, Inc.           1,451,956
    738,377  Two Harbors Investment Corp.            7,258,246
     23,236  Ventas, Inc.                            1,449,694
     86,825  Weyerhaeuser Co.                        2,594,331
     21,715  WP Carey, Inc.                          1,282,922
                                               ---------------
                                                    74,271,817
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.1%
    156,331  CBRE Group, Inc., Class A (a)           4,149,025
    143,505  Forest City Enterprises, Inc.,
                Class A (a)                          2,610,356
     40,134  Jones Lang LaSalle, Inc.                4,585,711
     55,401  Realogy Holdings Corp. (a)              2,524,623
                                               ---------------
                                                    13,869,715
                                               ---------------

                       See Notes to Financial Statements                 Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE -- 2.0%
    141,159  Hudson City Bancorp, Inc.         $     1,276,077
     36,022  Nationstar Mortgage Holdings,
                Inc. (a) (b)                         1,007,896
    162,679  New York Community Bancorp,
                Inc.                                 2,633,773
     74,135  Ocwen Financial Corp. (a)               3,272,319
    181,243  People's United Financial, Inc.         2,575,463
    117,694  Washington Federal, Inc.                2,575,145
                                               ---------------
                                                    13,340,673
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                              667,689,258
             (Cost $631,889,155)               ---------------

             MONEY MARKET FUNDS -- 0.4%
  2,015,456  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (d) (e)                       2,015,456

    867,529  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (d)                      867,529
                                               ---------------
             TOTAL MONEY MARKET FUNDS -
                0.4%                                 2,882,985
             (Cost $2,882,985)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                  0.9%
$ 5,856,757  JPMorgan Chase & Co.,
                0.005% (d), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $5,856,757.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $5,973,654. (e)          5,856,757
             (Cost $5,856,757)                 ---------------

             TOTAL INVESTMENTS -- 101.2%           676,429,000
             (Cost $640,628,897) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.2)%               (7,937,008)
                                               ---------------
             NET ASSETS -- 100.0%              $   668,491,992
                                               ===============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,702,054 and the total value of the collateral held by the Fund is $7,872,213.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of January 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,920,277 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,120,174.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $667,689,258    $        --    $      --
Money Market Funds       2,882,985             --           --
Repurchase
   Agreements                   --      5,856,757           --
                      ----------------------------------------
Total Investments     $670,572,243    $ 5,856,757    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 34                See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2014 (UNAUDITED)

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     7,702,054
Non-cash Collateral(2)                              (7,702,054)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $     5,856,757
Non-cash Collateral(4)                              (5,856,757)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

                       See Notes to Financial Statements                 Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BIOTECHNOLOGY -- 19.4%
    156,153  Alexion Pharmaceuticals,
                Inc. (a)                       $    24,786,166
    681,367  Alkermes PLC (a)                       33,168,946
     60,672  Amgen, Inc.                             7,216,934
     99,034  Biogen Idec, Inc. (a)                  30,961,990
     98,562  BioMarin Pharmaceutical,
                Inc. (a)                             6,788,951
    163,966  Celgene Corp. (a)                      24,911,354
    301,702  Cubist Pharmaceuticals, Inc. (a)       22,051,399
    368,657  Gilead Sciences, Inc. (a)              29,732,187
    683,991  Incyte Corp. Ltd. (a)                  44,815,090
    217,047  Medivation, Inc. (a)                   17,276,941
    130,950  Pharmacyclics, Inc. (a)                17,425,516
     25,165  Regeneron Pharmaceuticals,
                Inc. (a)                             7,262,367
    347,264  Seattle Genetics, Inc. (a)             15,578,263
    306,246  United Therapeutics Corp. (a)          31,426,965
                                               ---------------
                                                   313,403,069
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 16.0%
    542,093  Abbott Laboratories                    19,873,129
    382,654  Alere, Inc. (a)                        14,502,587
     62,687  Becton, Dickinson & Co.                 6,777,719
    103,422  C. R. Bard, Inc.                       13,402,457
    521,801  CareFusion Corp. (a)                   21,273,827
    167,780  Cooper (The) Cos., Inc.                20,851,698
    203,406  Covidien PLC                           13,880,425
    428,593  DENTSPLY International, Inc.           19,775,281
    502,622  Hill-Rom Holdings, Inc.                18,230,100
    619,786  Hologic, Inc. (a)                      13,238,629
     65,116  IDEXX Laboratories, Inc. (a)            7,440,154
    482,738  Medtronic, Inc.                        27,303,661
    335,400  St. Jude Medical, Inc.                 20,368,842
     92,172  Stryker Corp.                           7,152,547
    147,582  Teleflex, Inc.                         13,819,579
    222,970  Zimmer Holdings, Inc.                  20,952,491
                                               ---------------
                                                   258,843,126
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 32.8%
    403,911  Aetna, Inc.                            27,599,239
    492,538  AmerisourceBergen Corp.                33,108,404
    145,871  Catamaran Corp. (a)                     7,092,248
    395,870  Cigna Corp.                            34,167,540
    707,601  Community Health Systems,
                Inc. (a)                            29,301,758
    218,595  DaVita HealthCare Partners,
                Inc. (a)                            14,193,373
    194,988  Envision Healthcare Holdings,
                Inc. (a)                             6,446,303
    394,428  Express Scripts Holding Co. (a)        29,459,827
    725,857  HCA Holdings, Inc. (a)                 36,488,831
    933,751  Health Net, Inc. (a)                   30,711,070
    181,851  Henry Schein, Inc. (a)                 20,892,861
    335,507  Humana, Inc.                           32,644,831
    655,385  LifePoint Hospitals, Inc. (a)          34,741,959


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
    214,567  McKesson Corp.                    $    37,422,631
    389,256  MEDNAX, Inc. (a)                       21,658,204
    168,111  Patterson Cos., Inc.                    6,717,716
    646,819  Quest Diagnostics, Inc. (b)            33,957,998
    164,436  Tenet Healthcare Corp. (a)              7,565,700
    367,925  UnitedHealth Group, Inc.               26,593,619
    340,937  Universal Health Services, Inc.,
                Class B                             27,963,653
    374,827  WellPoint, Inc.                        32,235,122
                                               ---------------
                                                   530,962,887
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.4%
    124,257  Cerner Corp. (a)                        7,068,981
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                8.7%
    112,063  Bio-Rad Laboratories, Inc.,
                Class A (a)                         14,245,448
    350,329  Bruker Corp. (a)                        7,129,195
    391,743  Charles River Laboratories
                International, Inc. (a)             22,145,232
    157,303  Covance, Inc. (a)                      14,874,572
    313,060  Illumina, Inc. (a)                     47,585,120
    182,742  Life Technologies Corp. (a)            13,901,184
    146,319  Techne Corp.                           13,296,007
     62,200  Thermo Fisher Scientific, Inc.          7,161,708
                                               ---------------
                                                   140,338,466
                                               ---------------
             PHARMACEUTICALS -- 22.6%
    393,454  AbbVie, Inc.                           19,369,740
    206,138  Actavis PLC (a)                        38,955,959
    187,056  Allergan, Inc.                         21,436,618
    130,309  Bristol-Myers Squibb Co.                6,511,541
    679,035  Eli Lilly & Co.                        36,674,680
    410,681  Endo Health Solutions,
                Inc. (a) (b)                        27,055,664
    273,629  Jazz Pharmaceuticals PLC (a)           41,498,574
    151,244  Johnson & Johnson                      13,380,557
    530,123  Mallinckrodt PLC (a)                   30,657,013
    276,770  Merck & Co., Inc.                      14,660,507
    638,355  Mylan, Inc. (a)                        28,987,701
    180,532  Perrigo Co. PLC                        28,101,611
    678,360  Pfizer, Inc.                           20,622,144
    385,040  Salix Pharmaceuticals Ltd. (a)         37,479,794
                                               ---------------
                                                   365,392,103
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                            1,616,008,632
             (Cost $1,360,684,523)             ---------------

             MONEY MARKET FUNDS -- 0.5%
  4,752,327  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       4,752,327

Page 36                See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS
                (CONTINUED)
  2,545,683  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)              $     2,545,683
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                0.5%                                 7,298,010
             (Cost $7,298,010)                 ---------------

             RIGHTS -- 0.0%
             HEALTH CARE PROVIDERS & SERVICES
                -- 0.0%
      3,248  Community Health Systems, Inc.,
                CVR (a)                                    130
             (Cost $171)                       ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS
                -- 0.8%
$13,809,883  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $13,809,885.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $14,085,522. (d)        13,809,883
             (Cost $13,809,883)                ---------------
             TOTAL INVESTMENTS -- 101.2%         1,637,116,655
             (Cost $1,381,792,587) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.2)%              (19,566,455)
                                               ---------------
             NET ASSETS -- 100.0%              $ 1,617,550,200
                                               ---------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $18,188,184 and the total value of the collateral held by the Fund is $18,562,210.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $258,719,191 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,395,123.

CVR - Contingent Value Rights

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $1,616,008,632   $        --    $      --
Money Market Funds        7,298,010            --           --
Repurchase
   Agreements                    --    13,809,883           --
Rights                          130            --           --
                     -----------------------------------------
Total Investments    $1,623,306,772   $13,809,883    $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(1)                   $    18,188,184
Non-cash Collateral(2)                             (18,188,184)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    13,809,883
Non-cash Collateral(4)                             (13,809,883)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

                       See Notes to Financial Statements                 Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 17.4%
    105,048  Alliant Techsystems, Inc.         $    15,095,398
    183,607  B/E Aerospace, Inc. (a)                14,591,248
    117,106  Boeing (The) Co.                       14,668,698
    503,111  Exelis, Inc.                            9,855,944
     33,284  Honeywell International, Inc.           3,036,499
    177,523  Huntington Ingalls Industries,
                Inc.                                16,868,235
    119,699  L-3 Communications Holdings,
                Inc.                                13,294,968
     86,004  Lockheed Martin Corp.                  12,978,864
     83,741  Northrop Grumman Corp.                  9,676,273
     70,469  Raytheon Co.                            6,699,488
     86,529  Rockwell Collins, Inc.                  6,538,131
    469,031  Spirit AeroSystems Holdings,
                Inc., Class A (a)                   15,904,841
     82,764  Textron, Inc.                           2,938,122
    168,042  Triumph Group, Inc.                    11,497,434
     84,192  United Technologies Corp.               9,599,572
                                               ---------------
                                                   163,243,715
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 1.6%
     66,781  FedEx Corp.                             8,903,243
     60,863  United Parcel Service, Inc.,
                Class B                              5,795,983
                                               ---------------
                                                    14,699,226
                                               ---------------
             AIRLINES -- 8.4%
    217,880  Alaska Air Group, Inc.                 17,227,771
     79,867  Copa Holdings SA, Class A              10,438,617
    581,769  Delta Air Lines, Inc.                  17,807,949
    848,344  Southwest Airlines Co.                 17,772,807
    337,957  United Continental Holdings,
                Inc. (a)                            15,491,949
                                               ---------------
                                                    78,739,093
                                               ---------------
             BUILDING PRODUCTS -- 1.5%
    296,366  A.O. Smith Corp.                       13,994,403
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                8.6%
    316,002  ADT (The) Corp. (b)                     9,492,700
    214,583  Cintas Corp.                           12,246,252
     50,774  Clean Harbors, Inc. (a)                 2,847,406
     83,117  Copart, Inc. (a)                        2,849,251
    685,932  Pitney Bowes, Inc.                     17,271,768
    788,102  R.R. Donnelley & Sons Co.              14,556,244
    288,908  Republic Services, Inc.                 9,253,723
    100,433  Rollins, Inc.                           2,894,479
     69,767  Waste Connections, Inc.                 2,852,075
    142,408  Waste Management, Inc.                  5,949,806
                                               ---------------
                                                    80,213,704
                                               ---------------
             COMPUTERS & PERIPHERALS -- 1.9%
    449,981  Lexmark International, Inc.,
                Class A                             17,634,755
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CONSTRUCTION & ENGINEERING -- 8.4%
    543,058  AECOM Technology Corp. (a)        $    15,569,473
    192,250  Chicago Bridge & Iron Co. N.V.         14,416,828
    159,216  Fluor Corp.                            12,094,047
    101,509  Jacobs Engineering Group,
                Inc. (a)                             6,162,611
    200,458  KBR, Inc.                               6,274,336
    303,890  Quanta Services, Inc. (a)               9,472,251
    301,539  URS Corp.                              15,137,258
                                               ---------------
                                                    79,126,804
                                               ---------------
             CONTAINERS & PACKAGING -- 1.0%
    191,034  Avery Dennison Corp.                    9,412,245
                                               ---------------
             ELECTRICAL EQUIPMENT -- 4.3%
    121,335  AMETEK, Inc.                            5,996,376
    186,958  Babcock & Wilcox (The) Co.              6,408,920
     39,982  Eaton Corp. PLC                         2,922,284
     43,367  Emerson Electric Co.                    2,859,620
     27,908  Hubbell, Inc., Class B                  3,257,701
    173,415  Regal-Beloit Corp.                     12,848,317
     54,120  Rockwell Automation, Inc.               6,215,141
                                               ---------------
                                                    40,508,359
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.4%
    318,615  FLIR Systems, Inc.                     10,106,468
    184,220  Trimble Navigation Ltd. (a)             5,955,832
    118,281  Zebra Technologies Corp.,
                Class A (a)                          6,500,724
                                               ---------------
                                                    22,563,024
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                1.2%
    215,789  Tidewater, Inc.                        11,188,660
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 2.9%
     68,377  3M Co.                                  8,765,248
    120,714  Carlisle Cos., Inc.                     8,996,814
     82,761  Danaher Corp.                           6,156,591
    108,542  General Electric Co.                    2,727,660
                                               ---------------
                                                    26,646,313
                                               ---------------
             IT SERVICES -- 2.8%
     37,732  Automatic Data Processing, Inc.         2,890,271
    333,830  Booz Allen Hamilton Holding
                Corp.                                6,102,413
     66,904  Paychex, Inc.                           2,797,925
  1,313,288  Xerox Corp.                            14,249,175
                                               ---------------
                                                    26,039,784
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.3%
     53,294  Agilent Technologies, Inc.              3,099,046
                                               ---------------

Page 38               See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY -- 24.2%
    270,054  AGCO Corp.                        $    14,401,980
     70,404  Caterpillar, Inc.                       6,611,640
    200,673  Colfax Corp. (a)                       12,090,548
     45,292  Crane Co.                               2,860,643
     45,354  Cummins, Inc.                           5,759,051
     33,295  Deere & Co.                             2,862,038
     99,380  Dover Corp.                             8,602,333
    162,271  Flowserve Corp.                        11,737,061
     39,042  Graco, Inc.                             2,713,029
    108,542  Harsco Corp.                            2,755,881
    129,887  IDEX Corp.                              9,353,163
     36,129  Illinois Tool Works, Inc.               2,849,494
    368,151  ITT Corp.                              15,075,783
    273,323  Joy Global Inc. (b)                    14,428,721
    184,166  Kennametal, Inc.                        7,981,754
    685,322  Manitowoc (The) Co., Inc.              19,497,411
    251,124  Navistar International
                Corp. (a) (b)                        7,739,642
    253,820  Oshkosh Corp.                          13,741,815
    108,115  PACCAR, Inc.                            6,054,440
     23,673  Parker Hannifin Corp.                   2,683,808
     58,338  Snap-on, Inc.                           5,842,551
     79,227  Stanley Black & Decker, Inc.            6,132,170
    201,052  Toro (The) Co.                         12,738,655
    234,460  Trinity Industries, Inc.               13,652,606
    172,113  Wabtec Corp.                           12,703,660
    184,788  Xylem, Inc.                             6,164,528
                                               ---------------
                                                   227,034,405
                                               ---------------
             MARINE -- 1.0%
     96,669  Kirby Corp. (a)                         9,646,599
                                               ---------------
             PROFESSIONAL SERVICES -- 0.7%
    152,273  Robert Half International, Inc.         6,361,966
                                               ---------------
             ROAD & RAIL -- 5.9%
    241,545  Con-way, Inc.                           9,292,236
    333,271  CSX Corp.                               8,968,323
     31,726  Genesee & Wyoming, Inc.,
                Class A (a)                          2,866,127
     24,534  Kansas City Southern                    2,590,545
    103,373  Norfolk Southern Corp.                  9,571,306
    241,128  Old Dominion Freight Line,
                Inc. (a)                            13,078,783
    129,981  Ryder System, Inc.                      9,253,347
                                               ---------------
                                                    55,620,667
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 5.6%
    411,458  Air Lease Corp.                        12,952,698
    245,089  GATX Corp.                             14,190,653
    205,065  United Rentals, Inc. (a)               16,597,961
    105,378  WESCO International, Inc. (a)           8,742,159
                                               ---------------
                                                    52,483,471
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TOTAL COMMON STOCKS --
                100.1%                         $   938,256,239
             (Cost $890,677,284)               ---------------

             MONEY MARKET FUNDS -- 0.6%
  5,748,349  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                     5,748,349
             (Cost $5,748,349)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                1.8%
$16,704,246  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $16,704,248.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $17,037,654. (d)        16,704,246
             (Cost $16,704,246)                ---------------

             TOTAL INVESTMENTS -- 102.5%           960,708,834
             (Cost $913,129,879) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.5)%              (23,032,588)
                                               ---------------
             NET ASSETS -- 100.0%              $   937,676,246
                                               ---------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $21,990,440 and the total value of the collateral held by the Fund is $22,452,595.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,865,210 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,286,255.

                       See Notes to Financial Statements                 Page 39

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2014 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  938,256,239   $        --    $      --
Money Market Funds        5,748,349            --           --
Repurchase
   Agreements                    --    16,704,246           --
                     -----------------------------------------
Total Investments    $  944,004,588   $16,704,246    $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    21,990,440
Non-cash Collateral(2)                             (21,990,440)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    16,704,246
Non-cash Collateral(4)                             (16,704,246)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

Page 40                See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 4.1%
    306,652  Hexcel Corp. (a)                  $    12,781,255
     38,166  Precision Castparts Corp.               9,722,789
                                               ---------------
                                                    22,504,044
                                               ---------------
             BUILDING PRODUCTS -- 6.4%
    221,535  Lennox International, Inc.             19,176,070
    451,406  Masco Corp.                             9,551,751
    168,282  Owens Corning, Inc. (a)                 6,419,958
                                               ---------------
                                                    35,147,779
                                               ---------------
             CHEMICALS -- 42.8%
     61,297  Air Products & Chemicals, Inc.          6,444,766
     30,644  Airgas, Inc.                            3,163,686
    162,138  Albemarle Corp.                        10,406,017
    194,189  Ashland, Inc.                          18,022,681
    266,630  Cabot Corp.                            12,976,882
     61,945  Celanese Corp., Series A                3,136,895
     80,859  CF Industries Holdings, Inc.           18,667,109
     36,775  Cytec Industries, Inc.                  3,308,647
    308,662  Dow Chemical (The) Co.                 14,047,208
    105,459  E.I. du Pont de Nemours & Co.           6,434,053
     84,920  Eastman Chemical Co.                    6,620,363
     98,584  Ecolab, Inc.                            9,911,635
     90,795  FMC Corp.                               6,412,851
     85,358  LyondellBasell Industries N.V.,
                Class A                              6,722,796
     29,396  Monsanto Co.                            3,132,144
    398,639  Mosaic (The) Co.                       17,803,218
     20,517  NewMarket Corp.                         6,870,323
     72,246  PPG Industries, Inc.                   13,174,780
    262,019  Rockwood Holdings, Inc.                17,956,162
    453,954  RPM International, Inc.                18,008,355
    165,194  Scotts Miracle-Gro (The) Co.,
                Class A                              9,810,872
     36,441  Sigma-Aldrich Corp.                     3,387,920
     34,653  W.R. Grace & Co. (a)                    3,268,471
    112,274  Westlake Chemical Corp.                13,645,782
                                               ---------------
                                                   233,333,616
                                               ---------------
             CONSTRUCTION MATERIALS -- 1.3%
     88,500  Eagle Materials, Inc.                   6,969,375
                                               ---------------
             CONTAINERS & PACKAGING -- 23.0%
    151,574  AptarGroup, Inc.                        9,670,421
    132,642  Ball Corp.                              6,789,944
    250,937  Bemis Co., Inc.                         9,663,584
     76,880  Crown Holdings, Inc. (a)                3,159,768
    261,529  Greif, Inc., Class A                   13,241,213
    185,543  MeadWestvaco Corp.                      6,692,536
    526,660  Owens-Illinois, Inc. (a)               16,874,187
    216,575  Packaging Corp. of America             13,990,745
    179,454  Rock Tenn Co., Class A                 18,210,992
    553,406  Sealed Air Corp.                       17,260,733
    246,368  Sonoco Products Co.                    10,194,708
                                               ---------------
                                                   125,748,831
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MACHINERY -- 3.8%
     55,621  Ingersoll-Rand PLC                $     3,269,959
    248,855  Timken (The) Co.                       14,018,002
     22,985  Valmont Industries, Inc.                3,364,544
                                               ---------------
                                                    20,652,505
                                               ---------------
             METALS & MINING -- 12.7%
  1,289,212  Alcoa, Inc. (b)                        14,838,830
    165,243  Carpenter Technology Corp.              9,602,271
    499,313  Freeport-McMoRan Copper &
                Gold, Inc.                          16,182,734
     64,174  Nucor Corp.                             3,102,813
    180,695  Reliance Steel & Aluminum Co.          12,639,615
     74,355  Royal Gold, Inc.                        4,159,419
    526,018  Steel Dynamics, Inc.                    8,679,297
                                               ---------------
                                                    69,204,979
                                               ---------------
             PAPER & FOREST PRODUCTS -- 4.7%
    145,266  Domtar Corp.                           15,603,021
    209,635  International Paper Co.                10,007,975
                                               ---------------
                                                    25,610,996
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.1%
    212,410  MRC Global, Inc. (a)                    5,930,487
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                              545,102,612
             (Cost $516,074,161)               ---------------

             MONEY MARKET FUNDS -- 0.7%
  2,953,107  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       2,953,107
    778,656  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      778,656
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                0.7%                                 3,731,763
             (Cost $3,731,763)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                1.6%
$ 8,581,493  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $8,581,495.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $8,752,776. (d)          8,581,493
             (Cost $8,581,493)                 ---------------

                       See Notes to Financial Statements                 Page 41

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2014 (UNAUDITED)

             DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TOTAL INVESTMENTS -- 102.2%       $   557,415,868
             (Cost $528,387,417) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.2)%              (11,744,200)
                                               ---------------
             NET ASSETS -- 100.0%              $   545,671,668
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $11,252,120 and the total value of the collateral held by the Fund is $11,534,600.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,181,702 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,153,251.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  545,102,612   $        --    $      --
Money Market Funds        3,731,763            --           --
Repurchase
   Agreements                    --     8,581,493           --
                     -----------------------------------------
Total Investments    $  548,834,375   $ 8,581,493    $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    11,252,120
Non-cash Collateral(2)                             (11,252,120)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $     8,581,493
Non-cash Collateral(4)                              (8,581,493)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

Page 42                See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             COMMUNICATIONS EQUIPMENT -- 11.9%
  1,228,969  Brocade Communications
                Systems, Inc. (a)              $    11,478,570
    485,549  Cisco Systems, Inc.                    10,638,379
    326,488  CommScope Holding Co.,
                Inc. (a)                             5,853,930
    124,240  EchoStar Corp., Class A (a)             5,843,007
     22,672  F5 Networks, Inc. (a)                   2,425,904
     88,480  Harris Corp.                            6,135,203
    158,627  JDS Uniphase Corp. (a)                  2,108,153
    182,459  Juniper Networks, Inc. (a)              4,855,234
     30,514  Motorola Solutions, Inc.                1,946,793
    107,482  Palo Alto Networks, Inc. (a)            6,389,805
     55,476  QUALCOMM, Inc.                          4,117,429
    227,755  Riverbed Technology, Inc. (a)           4,491,329
                                               ---------------
                                                    66,283,736
                                               ---------------
             COMPUTERS & PERIPHERALS -- 9.5%
    117,288  3D Systems Corp. (a) (b)                9,116,796
     14,666  Apple, Inc.                             7,341,800
    327,495  EMC Corp.                               7,938,479
     60,453  NCR Corp. (a)                           2,127,341
    116,762  SanDisk Corp.                           8,120,797
     80,931  Stratasys Ltd. (a)                      9,757,041
     98,163  Western Digital Corp.                   8,458,706
                                               ---------------
                                                    52,860,960
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 16.7%
     46,186  Amphenol Corp., Class A                 4,012,640
    151,824  Arrow Electronics, Inc. (a)             7,800,717
    186,704  Avnet, Inc.                             7,667,933
    443,462  AVX Corp.                               5,729,529
    611,741  Corning, Inc.                          10,528,063
    160,183  Dolby Laboratories, Inc.,
                Class A (a) (b)                      6,565,901
    464,646  Ingram Micro, Inc., Class A (a)        11,625,443
     79,581  IPG Photonics Corp. (a) (b)             5,321,581
    625,043  Jabil Circuit, Inc.                    11,232,023
    211,250  Tech Data Corp. (a)                    11,390,600
    822,077  Vishay Intertechnology, Inc. (a)       11,163,806
                                               ---------------
                                                    93,038,236
                                               ---------------
             INTERNET & CATALOG RETAIL -- 1.3%
    699,784  Groupon, Inc. (a)                       7,319,741
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                8.8%
    132,496  AOL, Inc. (a)                           6,105,416
    150,687  Facebook, Inc., Class A (a)             9,428,486
      7,360  Google, Inc., Class A (a)               8,691,939
    158,685  IAC/InterActiveCorp                    11,114,297


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                (CONTINUED)
     18,996  LinkedIn Corp., Class A (a)       $     4,088,129
    137,766  Verisign, Inc. (a)                      8,093,752
     50,899  Yahoo!, Inc. (a)                        1,833,382
                                               ---------------
                                                    49,355,401
                                               ---------------
             IT SERVICES -- 11.0%
    264,312  Amdocs Ltd.                            11,434,137
     81,578  Cognizant Technology Solutions
                Corp., Class A (a)                   7,906,540
    195,083  Computer Sciences Corp.                11,784,964
    120,134  DST Systems, Inc.                      10,932,194
    115,933  Gartner, Inc. (a)                       8,153,568
     88,565  Leidos Holdings, Inc.                   4,015,537
    186,805  Science Applications
                International Corp.                  6,913,653
                                               ---------------
                                                    61,140,593
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 20.3%
    532,057  Advanced Micro Devices,
                Inc. (a) (b)                         1,824,956
    126,584  Altera Corp.                            4,231,703
     80,869  Analog Devices, Inc.                    3,903,547
    155,710  Avago Technologies Ltd.                 8,507,994
     69,441  Broadcom Corp., Class A                 2,066,564
     32,901  Cree, Inc. (a)                          1,987,878
    308,482  Fairchild Semiconductor
                International, Inc. (a)              3,936,230
    256,592  Freescale Semiconductor Ltd. (a)        4,652,013
    419,895  Intel Corp.                            10,304,223
     63,878  KLA-Tencor Corp.                        3,926,581
    113,445  Lam Research Corp. (a)                  5,741,451
     45,199  Linear Technology Corp.                 2,013,163
    747,385  LSI Corp.                               8,243,657
    429,556  Marvell Technology Group Ltd.           6,413,271
    138,039  Microchip Technology, Inc. (b)          6,192,430
    500,973  Micron Technology, Inc. (a)            11,542,418
    514,125  NVIDIA Corp.                            8,071,762
     47,527  Silicon Laboratories, Inc. (a)          2,245,175
    288,387  Skyworks Solutions, Inc. (a)            8,723,707
    350,592  Teradyne, Inc. (a)                      6,594,636
     46,904  Texas Instruments, Inc.                 1,988,730
                                               ---------------
                                                   113,112,089
                                               ---------------
             SOFTWARE -- 19.8%
    611,395  Activision Blizzard, Inc.              10,473,196
     68,761  Adobe Systems, Inc. (a)                 4,069,964
    122,735  Autodesk, Inc. (a)                      6,290,169
    244,762  CA, Inc.                                7,851,965
     19,938  Concur Technologies, Inc. (a)           2,419,277
     89,774  Electronic Arts, Inc. (a)               2,370,034
     99,233  Informatica Corp. (a)                   4,005,044
     26,968  Intuit, Inc.                            1,975,406
    107,688  MICROS Systems, Inc. (a)                5,979,915
    110,026  Microsoft Corp.                         4,164,484

                       See Notes to Financial Statements                 Page 43

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
     20,003  NetSuite, Inc. (a)                $     2,103,915
     53,809  Oracle Corp.                            1,985,552
     73,487  Red Hat, Inc. (a)                       4,152,015
    104,564  Rovi Corp. (a)                          2,217,802
     74,618  Salesforce.com, Inc. (a)                4,516,628
    147,045  ServiceNow, Inc. (a)                    9,327,064
     87,298  Solera Holdings, Inc.                   5,834,125
    158,726  Splunk, Inc. (a)                       12,226,664
    261,962  Symantec Corp.                          5,608,606
    152,257  Synopsys, Inc. (a)                      6,068,964
     22,970  VMware, Inc., Class A (a)               2,070,516
     49,531  Workday, Inc., Class A (a)              4,435,006
                                               ---------------
                                                   110,146,311
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.8%
     45,844  SBA Communications Corp.,
                Class A (a)                          4,252,031
                                               ---------------
             TOTAL COMMON STOCKS --
                100.1%                             557,509,098
                                               ---------------
             (Cost $501,218,506)

             MONEY MARKET FUNDS -- 1.0%
  5,420,462  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       5,420,462
    203,222  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      203,222
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                1.0%                                 5,623,684
             (Cost $5,623,684)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                2.8%
$15,751,431  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $15,751,433.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $16,065,822. (d)        15,751,431
                                               ---------------
             (Cost $15,751,431)

             TOTAL INVESTMENTS -- 103.9%           578,884,213
             (Cost $522,593,621) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.9)%              (21,609,119)
                                               ---------------
             NET ASSETS -- 100.0%              $   557,275,094
                                               ---------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $20,716,171 and the total value of the collateral held by the Fund is $21,171,893.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,809,664 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,519,072.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  557,509,098   $        --    $      --
Money Market Funds        5,623,684            --           --
Repurchase
   Agreements                    --    15,751,431           --
                     -----------------------------------------
Total Investments    $  563,132,782   $15,751,431    $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 44                See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2014 (UNAUDITED)

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    20,716,171
Non-cash Collateral(2)                             (20,716,171)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    15,751,431
Non-cash Collateral(4)                             (15,751,431)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                       See Notes to Financial Statements                 Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 8.4%
     45,651  AT&T, Inc.                        $     1,521,092
     75,592  CenturyLink, Inc.                       2,181,585
    517,769  Frontier Communications
                Corp. (a)                            2,433,514
     96,779  Level 3 Communications,
                Inc. (b)                             3,106,606
                                               ---------------
                                                     9,242,797
                                               ---------------
             ELECTRIC UTILITIES -- 39.7%
     51,511  American Electric Power Co.,
                Inc.                                 2,514,252
     23,258  Duke Energy Corp.                       1,642,480
     97,501  Edison International                    4,695,648
     50,737  Entergy Corp.                           3,197,953
    164,815  Exelon Corp.                            4,779,635
     48,669  FirstEnergy Corp.                       1,532,587
    186,233  Great Plains Energy, Inc.               4,596,230
     30,796  Hawaiian Electric Industries,
                Inc.                                   801,312
      9,374  NextEra Energy, Inc.                      861,752
     37,865  Northeast Utilities                     1,658,487
     23,674  OGE Energy Corp.                          806,573
     83,904  Pepco Holdings, Inc.                    1,630,255
     60,661  Pinnacle West Capital Corp.             3,192,588
    150,026  PPL Corp.                               4,586,295
     19,521  Southern (The) Co.                        805,046
     99,788  Westar Energy, Inc.                     3,309,968
    114,895  Xcel Energy, Inc.                       3,321,615
                                               ---------------
                                                    43,932,676
                                               ---------------
             GAS UTILITIES -- 6.0%
     50,976  AGL Resources, Inc.                     2,435,633
     35,338  Atmos Energy Corp.                      1,696,577
     11,240  National Fuel Gas Co.                     847,046
     38,714  UGI Corp.                               1,679,801
                                               ---------------
                                                     6,659,057
                                               ---------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 2.8%
    111,775  NRG Energy, Inc.                        3,112,934
                                               ---------------
             MULTI-UTILITIES -- 27.0%
     46,659  Alliant Energy Corp.                    2,424,401
     59,958  CMS Energy Corp.                        1,666,233
     43,553  Consolidated Edison, Inc.               2,369,719
     48,353  DTE Energy Co.                          3,298,642
     58,999  Integrys Energy Group, Inc.             3,206,006
     24,408  NiSource, Inc.                            838,903
     59,773  PG&E Corp.                              2,519,432
    140,896  Public Service Enterprise
                Group, Inc.                          4,697,472
     68,403  SCANA Corp.                             3,233,410
      8,941  Sempra Energy                             828,920
    139,653  TECO Energy, Inc. (a)                   2,287,516
     45,214  Vectren Corp.                           1,651,215


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MULTI-UTILITIES (CONTINUED)
     19,413  Wisconsin Energy Corp.            $       828,353
                                               ---------------
                                                    29,850,222
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                6.7%
     34,030  Energen Corp.                           2,406,602
     72,601  ONEOK, Inc.                             4,972,442
                                               ---------------
                                                     7,379,044
                                               ---------------
             WATER UTILITIES -- 0.7%
     18,990  American Water Works Co., Inc.            808,404
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 8.6%
    175,109  Telephone & Data Systems, Inc.          4,731,445
    107,946  United States Cellular Corp.            4,780,929
                                               ---------------
                                                     9,512,374
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                              110,497,508
             (Cost $112,128,148)               ---------------

             MONEY MARKET FUNDS --0.8%
    724,075  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                         724,075
    173,961  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      173,961
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                0.8%                                   898,036
             (Cost $898,036)                   ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                1.9%
$ 2,104,105  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $2,104,105.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $2,146,102. (d)          2,104,105
             (Cost $2,104,105)                 ---------------

             TOTAL INVESTMENTS -- 102.6%           113,499,649
             (Cost $115,130,289) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.6)%               (2,845,654)
                                               ---------------
             NET ASSETS -- 100.0%              $   110,653,995
                                               ---------------

Page 46                See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JANUARY 31, 2014 (UNAUDITED)

(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,723,373 and the total value of the collateral held by the Fund is $2,828,180.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,313,436 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,944,076.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $  110,497,508   $        --    $      --
Money Market Funds          898,036            --           --
Repurchase
   Agreements                    --     2,104,105           --
                     -----------------------------------------
Total Investments    $  111,395,544   $ 2,104,105    $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $     2,723,373
Non-cash Collateral(2)                              (2,723,373)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statement of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $     2,104,105
Non-cash Collateral(4)                              (2,104,105)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                       See Notes to Financial Statements                 Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2014 (UNAUDITED)

                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                         (FXD)                 (FXG)                 (FXN)
                                                                  --------------------  --------------------  --------------------

ASSETS:
Investments, at value........................................        $1,052,934,600        $  959,889,443        $  387,668,617
Cash  .......................................................                    27                    --                    --
Receivables:
      Capital shares sold....................................             3,001,973             1,695,927             3,578,569
      Investment securities sold.............................            15,167,828            18,739,024                    --
      Dividends..............................................               343,951               943,811                73,301
      Securities lending income..............................                45,369                24,185                10,079
      Interest...............................................                     5                     6                     4
Prepaid expenses.............................................                14,067                10,773                 4,195
                                                                     --------------        --------------        --------------
           TOTAL ASSETS......................................         1,071,507,820           981,303,169           391,334,765
                                                                     --------------        --------------        --------------

LIABILITIES:
Due to custodian.............................................                    --                    --                    --
Payables:
      Capital shares redeemed................................            15,152,726            18,750,771                    --
      Investment securities purchased........................             3,004,973             1,694,840             3,579,607
      Collateral for securities on loan......................            17,664,348            42,938,922            23,991,465
      Investment advisory fees...............................               445,439               413,830               143,936
      Licensing fees.........................................               328,821               286,594               106,312
      Printing fees..........................................                24,296                20,722                 7,629
      Audit and tax fees.....................................                13,938                13,938                13,938
      Trustees' fees.........................................                 2,585                 2,594                    25
Other liabilities............................................               211,640               176,177                72,139
                                                                     --------------        --------------        --------------
           TOTAL LIABILITIES.................................            36,848,766            64,298,388            27,915,051
                                                                     --------------        --------------        --------------

NET ASSETS...................................................        $1,034,659,054        $  917,004,781        $  363,419,714
                                                                     ==============        ==============        ==============

NET ASSETS CONSIST OF:
Paid-in capital..............................................        $  980,673,191        $  848,416,539        $  377,748,434
Par value....................................................               340,000               268,000               152,500
Accumulated net investment income (loss).....................                20,056               728,531              (111,037)
Accumulated net realized gain (loss) on investments..........            (6,417,821)             (413,453)          (23,014,980)
Net unrealized appreciation (depreciation) on investments....            60,043,628            68,005,164             8,644,797
                                                                     --------------        --------------        --------------

NET ASSETS...................................................        $1,034,659,054        $  917,004,781        $  363,419,714
                                                                     ==============        ==============        ==============

NET ASSET VALUE, per share...................................        $        30.43        $        34.22        $        23.83
                                                                     ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)....................            34,000,002            26,800,002            15,250,002
                                                                     ==============        ==============        ==============
Investments, at cost.........................................        $  992,890,972         $ 891,884,279        $  379,023,820
                                                                     ==============        ==============        ==============
Securities on loan, at value.................................        $   17,296,504          $ 42,077,637        $   23,497,888
                                                                     ==============        ==============        ==============

Page 48                See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
       (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $  676,429,000        $ 1,637,116,655       $  960,708,834        $  557,415,868        $  578,884,213        $  113,499,649
               --                40,742                    --                   158                    --                    --

        4,148,379            17,439,839            20,653,236            12,437,114            10,304,465                    --
               --                31,715                    --                    --                    --                    --
          539,489               331,144               390,424               270,302                40,078               107,661
            9,735                 8,033                 2,928                 1,429                22,893                 1,619
                8                    15                    --                    12                     4                     3
            7,738                19,891                 4,759                 4,945                 6,309                 3,843
   --------------        --------------        --------------        --------------        --------------        --------------
      681,134,349         1,654,988,034           981,760,181           570,129,828           589,257,962           113,612,775
   --------------        --------------        --------------        --------------        --------------        --------------


               --                    --               245,619                    --                    --                    --

               --                    --                    --                    --                    --                    --
        4,144,247            17,421,976            20,666,120            12,425,691            10,309,528                    --
        7,872,213            18,562,210            22,452,595            11,534,600            21,171,893             2,828,180
          283,438               692,792               371,579               229,782               227,487                36,754
          193,206               457,095               194,610               146,594               151,318                41,757
           11,793                29,967                 7,987                10,759                 9,421                 8,429
           13,938                13,938                13,938                13,938                13,938                13,938
            1,555                 3,172                    25                 1,416                   523                 1,334
          121,967               256,684               131,462                95,380                98,760                28,388
   --------------        --------------        --------------        --------------        --------------        --------------
       12,642,357            37,437,834            44,083,935            24,458,160            31,982,868             2,958,780
   --------------        --------------        --------------        --------------        --------------        --------------

   $  668,491,992        $ 1,617,550,200       $  937,676,246        $  545,671,668        $  557,275,094        $  110,653,995
   ==============        ==============        ==============        ==============        ==============        ==============


   $  622,004,289        $1,307,729,315        $  879,330,715        $  559,958,960        $  521,945,128        $  124,939,955
          322,000               323,500               338,500               175,000               186,550                53,500
          644,776              (654,811)              (49,154)              178,647               (83,220)               65,468
        9,720,824            54,828,128            10,477,230           (43,669,390)          (21,063,956)          (12,774,288)
       35,800,103           255,324,068            47,578,955            29,028,451            56,290,592            (1,630,640)
   --------------        --------------        --------------        --------------        --------------        --------------

   $  668,491,992        $1,617,550,200        $  937,676,246        $  545,671,668        $  557,275,094        $  110,653,995
   ==============        ==============        ==============        ==============        ==============        ==============

   $        20.76        $        50.00        $        27.70        $        31.18        $        29.87        $        20.68
   ==============        ==============        ==============        ==============        ==============        ==============

       32,200,002            32,350,002            33,850,002            17,500,002            18,655,000             5,350,002
   ==============        ==============        ==============        ==============        ==============        ==============
   $  640,628,897        $1,381,792,587        $  913,129,879        $  528,387,417        $  522,593,621        $  115,130,289
   ==============        ==============        ==============        ==============        ==============        ==============
   $    7,702,054        $   18,188,184        $   21,990,440        $   11,252,120        $   20,716,171        $    2,723,373
   ==============        ==============        ==============        ==============        ==============        ==============

                       See Notes to Financial Statements                 Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)

                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                         (FXD)                 (FXG)                 (FXN)
                                                                  --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends....................................................        $    5,170,672        $    7,222,913        $    2,175,921
Securities lending income (net of fees)......................                82,934                78,657                57,076
Interest.....................................................                    62                   119                    28
Foreign tax withholding......................................                (2,600)                   --                  (663)
                                                                     --------------        --------------        --------------
      Total investment income................................             5,251,068             7,301,689             2,232,362
                                                                     --------------        --------------        --------------

EXPENSES:
Investment advisory fees.....................................             2,289,176             1,976,532               712,067
Licensing fees...............................................               457,835               395,306               142,413
Accounting and administration fees...........................               223,904               198,400                71,216
Custodian fees...............................................                82,823                49,547                27,696
Expenses previously waived or reimbursed.....................                31,981                49,174                    --
Printing fees................................................                30,975                27,034                 8,598
Transfer agent fees..........................................                22,860                19,765                 7,121
Legal fees...................................................                13,566                 8,707                 2,596
Trustees' fees and expenses..................................                12,788                11,756                 4,481
Audit and tax fees...........................................                11,560                11,560                11,560
Registration and filing fees.................................                 7,596                 3,525                 3,645
Listing fees.................................................                 4,145                 4,145                 4,145
Other expenses...............................................                15,638                11,694                 4,315
                                                                     --------------        --------------        --------------
      Total expenses.........................................             3,204,847             2,767,145               999,853
      Less fees waived and expenses reimbursed by the
           investment advisor................................                    --                    --                (2,959)
                                                                     --------------        --------------        --------------
      Net expenses...........................................             3,204,847             2,767,145               996,894
                                                                     --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS).................................             2,046,221             4,534,544             1,235,468
                                                                     --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments............................................           (13,688,158)           (8,485,578)           (5,691,594)
      In-kind redemptions....................................           103,911,729            46,711,849            21,677,997
                                                                     --------------        --------------        --------------
Net realized gain (loss).....................................            90,223,571            38,226,271            15,986,403

Net change in unrealized appreciation (depreciation) on
      investments............................................           (51,529,098)          (28,183,866)           (5,620,962)
                                                                     --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)......................            38,694,473            10,042,405            10,365,441
                                                                     --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS........................................        $   40,740,694        $   14,576,949        $   11,600,909
                                                                     ==============        ==============        ==============

Page 50                See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
       (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $    6,019,051        $    3,732,345     $       3,317,969        $    3,229,317        $    1,783,773        $    2,832,508
           38,222                36,899                 4,037                 9,120                45,527                 3,913
               97                    50                    36                    54                    66                    49
           (7,313)                   --                (1,531)                   --                    --                    --
   --------------        --------------        --------------        --------------        --------------        --------------
        6,050,057             3,769,294             3,320,511             3,238,491             1,829,366             2,836,470
   --------------        --------------        --------------        --------------        --------------        --------------


        1,310,722             3,160,060             1,174,336               965,577             1,024,138               379,059
          262,144               632,012               234,867               193,115               204,827                75,812
          132,355               303,114               118,492                97,267               103,308                38,441
           32,691                76,071                29,413                24,162                25,557                 9,712
           24,211               100,790                29,928                11,828                14,316                    --
           17,473                38,493                10,079                10,997                12,560                 7,945
           13,107                28,610                11,743                 9,656                10,241                 3,791
            6,823                25,514                 3,962                 5,201                 6,459                10,148
            8,296                16,906                 5,865                 6,590                 6,039                 4,551
           11,560                11,560                11,560                11,560                11,560                11,560
            4,615                 9,722                 5,371                 4,443                 4,265                 5,853
            4,145                 4,145                 4,145                 4,145                 4,145                 4,145
            6,869                17,108                 4,310                 7,272                 6,402                 4,401
   --------------        --------------        --------------        --------------        --------------        --------------
        1,835,011             4,424,105             1,644,071             1,351,813             1,433,817               555,418

               --                    --                    --                    --                    --               (24,735)
   --------------        --------------        --------------        --------------        --------------        --------------
        1,835,011             4,424,105             1,644,071             1,351,813             1,433,817               530,683
   --------------        --------------        --------------        --------------        --------------        --------------

        4,215,046              (654,811)            1,676,440             1,886,678               395,549             2,305,787
   --------------        --------------        --------------        --------------        --------------        --------------



       (3,845,634)           (5,883,400)           (2,261,500)           (6,067,796)           (4,957,231)           (2,498,495)
       31,754,219            99,921,039            28,012,392            26,909,696            35,994,059             6,117,286
   --------------        --------------        --------------        --------------        --------------        --------------
       27,908,585            94,037,639            25,750,892            20,841,900            31,036,828             3,618,791


       (8,485,736)          115,100,182            21,835,641            12,514,445            23,748,561            (7,186,023)
   --------------        --------------        --------------        --------------        --------------        --------------

       19,422,849           209,137,821            47,586,533            33,356,345            54,785,389            (3,567,232)
   --------------        --------------        --------------        --------------        --------------        --------------

   $   23,637,895        $  208,483,010        $   49,262,973        $   35,243,023        $   55,180,938        $   (1,261,445)
   ==============        ==============        ==============        ==============        ==============        ==============


                       See Notes to Financial Statements                 Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                CONSUMER DISCRETIONARY                   CONSUMER STAPLES
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FXD)                                 (FXG)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended     For the Year     Six Months Ended     For the Year
                                                             1/31/2014            Ended            1/31/2014            Ended
                                                            (Unaudited)         7/31/2013         (Unaudited)         7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)........................   $     2,046,221     $   6,427,091      $   4,534,544      $   6,321,974
   Net realized gain (loss)............................        90,223,571        78,925,153         38,226,271         50,995,136
   Net change in unrealized appreciation
      (depreciation)...................................       (51,529,098)      101,969,704        (28,183,866)       108,606,932
                                                          ---------------     -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations..................................        40,740,694       187,321,948         14,576,949        165,924,042
                                                          ---------------     -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................        (2,026,165)       (6,565,880)        (4,645,931)        (8,022,796)
                                                          ---------------     -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................       699,367,984       574,167,499        453,526,494        557,832,310
   Cost of shares redeemed.............................      (440,872,545)     (442,212,984)      (204,212,110)      (405,714,279)
                                                          ---------------     -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions....................       258,495,439       131,954,515        249,314,384        152,118,031
                                                          ---------------     -------------      -------------      -------------

   Total increase (decrease) in net assets.............       297,209,968       312,710,583        259,245,402        310,019,277

NET ASSETS:
   Beginning of period.................................       737,449,086       424,738,503        657,759,379        347,740,102
                                                          ---------------     -------------      -------------      -------------
   End of period.......................................   $ 1,034,659,054     $ 737,449,086      $ 917,004,781      $ 657,759,379
                                                          ===============     =============      =============      =============

   Accumulated net investment income (loss)
      at end of period.................................   $        20,056     $          --      $     728,531      $     839,918
                                                          ===============     =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............        25,600,002        20,700,002         19,800,002         14,800,002
   Shares sold.........................................        22,700,000        22,400,000         13,150,000         19,100,000
   Shares redeemed.....................................       (14,300,000)      (17,500,000)        (6,150,000)       (14,100,000)
                                                          ---------------     -------------      -------------      -------------
   Shares outstanding, end of period...................        34,000,002        25,600,002         26,800,002         19,800,002
                                                          ===============     =============      =============      =============

Page 52                See Notes to Financial Statements

                FIRST TRUST                                FIRST TRUST                                 FIRST TRUST
                  ENERGY                                    FINANCIALS                                 HEALTH CARE
             ALPHADEX(R) FUND                            ALPHADEX(R) FUND                            ALPHADEX(R) FUND
                   (FXN)                                      (FXO)                                       (FXH)
------------------------------------------  ------------------------------------------  ------------------------------------------
      For the                                     For the                                     For the
  Six Months Ended        For the Year        Six Months Ended        For the Year        Six Months Ended        For the Year
     1/31/2014               Ended               1/31/2014               Ended               1/31/2014               Ended
    (Unaudited)            7/31/2013            (Unaudited)            7/31/2013            (Unaudited)            7/31/2013
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $    1,235,468        $    1,145,153        $    4,215,046        $    4,772,655        $     (654,811)       $    2,599,981
       15,986,403             7,241,806            27,908,585            24,859,741            94,037,639           114,382,484

       (5,620,962)           20,454,988            (8,485,736)           52,303,286           115,100,182           132,932,259
   --------------        --------------        --------------        --------------        --------------        --------------

       11,600,909            28,841,947            23,637,895            81,935,682           208,483,010           249,914,724
   --------------        --------------        --------------        --------------        --------------        --------------


       (1,346,505)           (1,239,920)           (4,000,855)           (4,650,925)                   --            (2,637,525)
   --------------        --------------        --------------        --------------        --------------        --------------


      257,214,741           162,435,001           398,030,598           320,449,273           847,691,342           852,551,869
      (95,184,611)         (121,966,947)         (147,995,446)         (207,283,291)         (420,189,902)         (650,711,458)
   --------------        --------------        --------------        --------------        --------------        --------------

      162,030,130            40,468,054           250,035,152           113,165,982           427,501,440           201,840,411
   --------------        --------------        --------------        --------------        --------------        --------------

      172,284,534            68,070,081           269,672,192           190,450,739           635,984,450           449,117,610


      191,135,180           123,065,099           398,819,800           208,369,061           981,565,750           532,448,140
   --------------        --------------        --------------        --------------        --------------        --------------
   $  363,419,714        $  191,135,180        $  668,491,992        $  398,819,800        $1,617,550,200        $  981,565,750
   ==============        ==============        ==============        ==============        ==============        ==============


   $     (111,037)       $           --        $      644,776        $      430,585        $     (654,811)       $           --
   ==============        ==============        ==============        ==============        ==============        ==============


        8,450,002             6,650,002            20,150,002            14,400,002            23,050,002            17,750,002
       10,750,000             7,750,000            19,250,000            18,000,000            18,550,000            22,850,000
       (3,950,000)           (5,950,000)           (7,200,000)          (12,250,000)           (9,250,000)          (17,550,000)
   --------------        --------------        --------------        --------------        --------------        --------------
       15,250,002             8,450,002            32,200,002            20,150,002            32,350,002            23,050,002
   ==============        ==============        ==============        ==============        ==============        ==============

                       See Notes to Financial Statements                 Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                            INDUSTRIALS/PRODUCER DURABLES                   MATERIALS
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FXR)                                 (FXZ)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended     For the Year     Six Months Ended     For the Year
                                                             1/31/2014            Ended            1/31/2014            Ended
                                                            (Unaudited)         7/31/2013         (Unaudited)         7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $   1,676,440      $   2,409,500      $   1,886,678      $   3,474,677
   Net realized gain (loss)..............................     25,750,892         12,999,107         20,841,900         15,561,048
   Net change in unrealized appreciation (depreciation)..     21,835,641         29,434,638         12,514,445         23,721,384
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
       from operations...................................     49,262,973         44,843,245         35,243,023         42,757,109
                                                           -------------      -------------      -------------      -------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (1,815,120)        (2,354,116)        (1,802,265)        (3,702,141)
                                                           -------------      -------------      -------------      -------------

 SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................    838,244,277        301,850,431        412,898,995        319,209,075
   Cost of shares redeemed...............................   (179,428,890)      (216,802,331)      (152,016,685)      (251,604,817)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................    658,815,387         85,048,100        260,882,310         67,604,258
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............    706,263,240        127,537,229        294,323,068        106,659,226

 NET ASSETS:
   Beginning of period...................................    231,413,006        103,875,777        251,348,600        144,689,374
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $ 937,676,246      $ 231,413,006      $ 545,671,668      $ 251,348,600
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $     (49,154)     $      89,526      $     178,647      $      94,234
                                                           =============      =============      =============      =============

 CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      9,600,002          5,850,002          9,000,002          6,350,002
   Shares sold...........................................     31,050,000         14,450,000         13,450,000         12,500,000
   Shares redeemed.......................................     (6,800,000)       (10,700,000)        (4,950,000)        (9,850,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     33,850,002          9,600,002         17,500,002          9,000,002
                                                           =============      =============      =============      =============

Page 54                   See Notes to Financial Statements

               FIRST TRUST                                 FIRST TRUST
               TECHNOLOGY                                   UTILITIES
             ALPHADEX(R) FUND                              ALPHADEX(R) FUND
                  (FXL)                                       (FXU)
------------------------------------------  ------------------------------------------
     For the                                      For the
Six Months Ended        For the Year         Six Months Ended         For the Year
    1/31/2014               Ended                1/31/2014                Ended
   (Unaudited)            7/31/2013             (Unaudited)             7/31/2013
--------------------  --------------------  --------------------  --------------------


   $      395,549        $    1,125,320        $    2,305,787        $    5,834,191
       31,036,828              (423,327)            3,618,791             5,176,301
       23,748,561            41,633,943            (7,186,023)            7,148,344
   --------------        --------------        --------------        --------------

       55,180,938            42,335,936            (1,261,445)           18,158,836
   --------------        --------------        --------------        --------------


         (478,769)           (1,084,523)           (2,456,866)           (5,802,666)
   --------------        --------------        --------------        --------------


      380,933,314           182,140,341           197,898,782           292,018,555
     (162,903,393)         (154,908,931)         (289,080,921)         (246,478,441)
   --------------        --------------        --------------        --------------

      218,029,921            27,231,410           (91,182,139)           45,540,114
   --------------        --------------        --------------        --------------

      272,732,090            68,482,823           (94,900,450)           57,896,284


      284,543,004           216,060,181           205,554,445           147,658,161
   --------------        --------------        --------------        --------------
   $  557,275,094        $  284,543,004        $  110,653,995        $  205,554,445
   ==============        ==============        ==============        ==============


   $      (83,220)       $           --        $       65,468        $      216,547
   ==============        ==============        ==============        ==============


       10,955,000            10,305,000            10,000,002             8,050,002
       13,450,000             7,700,000             9,800,000            15,150,000
       (5,750,000)           (7,050,000)          (14,450,000)          (13,200,000)
   --------------        --------------        --------------        --------------
       18,655,000            10,955,000             5,350,002            10,000,002
   ==============        ==============        ==============        ==============

                       See Notes to Financial Statements                 Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    28.81      $  20.52       $  21.35       $  15.91       $  12.77       $  14.19
                                         ----------      --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.07          0.29           0.18           0.08           0.06           0.10
Net realized and unrealized gain (loss)        1.62          8.29          (0.84)          5.44           3.14          (1.42)
                                         ----------      --------       --------       --------       --------       --------
Total from investment operations               1.69          8.58          (0.66)          5.52           3.20          (1.32)
                                         ----------      --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.07)        (0.29)         (0.17)         (0.08)         (0.06)         (0.10)
Return of capital                                --            --             --             --          (0.00) (a)     (0.00) (a)
                                         ----------      --------       --------       --------       --------       --------
Total distributions                           (0.07)        (0.29)         (0.17)         (0.08)         (0.06)         (0.10)
                                         ----------      --------       --------       --------       --------       --------
Net asset value, end of period           $    30.43      $  28.81       $  20.52       $  21.35       $  15.91       $  12.77
                                         ==========      ========       ========       ========       ========       ========

TOTAL RETURN (b)                               5.85%        42.17%         (3.06)%        34.75%         25.08%         (9.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $1,034,659      $737,449       $424,739       $625,596       $136,855       $  6,386
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)     0.72%          0.72%          0.73%          0.86%          1.59%
Ratio of net expenses to average
   net assets                                  0.70% (c)     0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                       0.45% (c)     1.20%          0.84%          0.44%          0.47%          1.00%
Portfolio turnover rate (d)                      47%           99%            98%            90%           114%           133%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  33.22       $  23.50       $  24.49       $  18.82       $  16.39       $  17.96
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.19           0.35           0.42           0.17           0.18           0.25
Net realized and unrealized gain (loss)       1.02           9.85          (1.16)          5.68           2.43          (1.57)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.21          10.20          (0.74)          5.85           2.61          (1.32)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.21)         (0.48)         (0.25)         (0.18)         (0.18)         (0.25)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  34.22       $  33.22       $  23.50       $  24.49       $  18.82       $  16.39
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (b)                              3.63%         43.89%         (3.03)%        31.21%         15.97%         (7.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $917,005       $657,759       $347,740       $249,781       $ 25,406       $  9,017
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (c)      0.71%          0.74%          0.79%          0.98%          1.30%
Ratio of net expenses to average
   net assets                                 0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      1.15% (c)      1.37%          1.97%          0.80%          1.18%          1.99%
Portfolio turnover rate (d)                     40%           107%           126%           108%            95%           145%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  22.62       $  18.51       $  23.75       $  16.05       $  13.62       $  23.85
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.11           0.23           0.14           0.10           0.06           0.03
Net realized and unrealized gain (loss)       1.21           4.12          (5.25)          7.71           2.42         (10.23)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.32           4.35          (5.11)          7.81           2.48         (10.20)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.11)         (0.24)         (0.13)         (0.11)         (0.05)         (0.03)
Return of capital                             --               --             --             --             --          (0.00) (a)
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.11)         (0.24)         (0.13)         (0.11)         (0.05)         (0.03)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  23.83       $  22.62       $  18.51       $  23.75       $  16.05       $  13.62
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (b)                              5.84%         23.62%        (21.50)%        48.70%         18.26%        (42.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $363,420       $191,135       $123,065       $168,610       $ 44,149       $  9,531
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (c)      0.74%          0.76%          0.75%          0.89%          1.35%
Ratio of net expenses to average
   net assets                                 0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      0.87% (c)      0.82%          0.63%          0.42%          0.36%          0.24%
Portfolio turnover rate (d)                     32%            93%            90%           101%           103%           116%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  19.79       $  14.47       $  14.04       $  13.02       $  10.37       $  12.41
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.15           0.32           0.21           0.30           0.11           0.18
Net realized and unrealized gain (loss)       0.97           5.32           0.42           1.05           2.65          (2.05)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.12           5.64           0.63           1.35           2.76          (1.87)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.15)         (0.32)         (0.20)         (0.33)         (0.11)         (0.17)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  20.76       $  19.79       $  14.47       $  14.04       $  13.02       $  10.37
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (b)                              5.67%         39.45%          4.57%         10.25%         26.68%        (14.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $668,492       $398,820       $208,369       $100,380       $126,257       $  8,295
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (c)      0.72%          0.74%          0.74%          0.87%          1.50%
Ratio of net expenses to average
   net assets                                 0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      1.61% (c)      1.92%          1.61%          1.68%          1.43%          2.49%
Portfolio turnover rate (d)                     24%            65%            93%            62%            89%           140%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    42.58      $  30.00       $  28.54       $  21.56       $  17.66       $  18.93
                                         ----------      --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (0.02)         0.13           0.02           0.01          (0.03)         (0.02)
Net realized and unrealized gain (loss)        7.44         12.58           1.46           7.03           3.93          (1.25)
                                         ----------      --------       --------       --------       --------       --------
Total from investment operations               7.42         12.71           1.48           7.04           3.90          (1.27)
                                         ----------      --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            --         (0.13)         (0.02)         (0.06)            --             --
                                         ----------      --------       --------       --------       --------       --------
Net asset value, end of period           $   50.00       $  42.58       $  30.00       $  28.54       $  21.56       $  17.66
                                         ==========      ========       ========       ========       ========       ========

TOTAL RETURN (a)                              17.43%        42.49%          5.17%         32.67%         22.08%         (6.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $1,617,550      $981,566       $532,448       $241,135       $ 47,439       $ 15,015
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (b)     0.71%          0.73%          0.75%          0.87%          1.15%
Ratio of net expenses to average
   net assets                                  0.70% (b)     0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      (0.10)% (b)    0.36%          0.07%          0.01%         (0.19)%        (0.17)%
Portfolio turnover rate (c)                      34%           96%           109%           116%            87%           138%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  24.11       $  17.76       $  18.06       $  15.42       $  12.03       $  17.54
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.10           0.32           0.16           0.08           0.11           0.10
Net realized and unrealized gain (loss)       3.60           6.34          (0.29)          2.65           3.39          (5.52)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.70           6.66          (0.13)          2.73           3.50          (5.42)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.11)         (0.31)         (0.17)         (0.09)         (0.11)         (0.09)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  27.70       $  24.11       $  17.76       $  18.06       $  15.42       $  12.03
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (a)                             15.34%         37.92%         (0.72)%        17.68%         29.16%        (30.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $937,676       $231,413       $103,876       $ 65,913       $ 30,845       $  5,412
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (b)      0.74%          0.78%          0.79%          0.99%          1.63%
Ratio of net expenses to average
   net assets                                 0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      0.71% (b)      1.65%          0.77%          0.47%          0.95%          0.99%
Portfolio turnover rate (c)                     33%           110%            97%           102%            95%           153%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.

Page 58                  See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  27.93       $  22.79       $  24.22       $  19.98       $  15.26       $  21.90
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.14           0.57           0.29           0.22           0.25           0.20
Net realized and unrealized gain (loss)       3.25           5.17          (1.45)          4.40           4.72          (6.64)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.39           5.74          (1.16)          4.62           4.97          (6.44)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.14)         (0.60)         (0.27)         (0.38)         (0.25)         (0.20)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  31.18       $  27.93       $  22.79       $  24.22       $  19.98       $  15.26
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (a)                             12.15%         25.39%         (4.78)%        23.12%         32.72%        (29.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $545,672       $251,349       $144,689       $588,549       $148,839       $  9,922
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (b)      0.73%          0.73%          0.73%          0.84%          1.40%
Ratio of net expenses to average
   net assets                                 0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      0.98% (b)      1.75%          1.14%          0.77%          1.15%          1.46%
Portfolio turnover rate (c)                     34%            82%            92%           116%            90%           153%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  25.97       $  20.97       $  21.81       $  18.12       $  14.47       $  17.63
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.03           0.13          (0.01)         (0.02)         (0.04)         (0.02)
Net realized and unrealized gain (loss)       3.90           5.00          (0.82)          3.72           3.69          (3.14)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              3.93           5.13          (0.83)          3.70           3.65          (3.16)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.03)         (0.13)         (0.01)         (0.01)            --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  29.87       $  25.97       $  20.97       $  21.81       $  18.12       $  14.47
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (a)                             15.14%         24.54%         (3.80)%        20.40%         25.22%        (17.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $557,275       $284,543       $216,060       $197,529       $ 59,875       $ 12,374
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.70% (b)      0.72%          0.74%          0.74%          0.90%          1.26%
Ratio of net expenses to average
   net assets                                 0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      0.19% (b)      0.53%         (0.06)%        (0.14)%        (0.40)%        (0.17)%
Portfolio turnover rate (c)                     41%            82%           101%           109%           112%           135%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.

See Notes to Financial Statements                  Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                          FOR THE
                                         SIX MONTHS
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         1/31/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  20.56       $  18.34       $  17.65       $  15.42       $  13.66       $  16.19
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.44           0.64           0.45           0.39           0.38           0.44
Net realized and unrealized gain (loss)       0.13           2.22           0.70           2.22           1.76          (2.50)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.57           2.86           1.15           2.61           2.14          (2.06)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.45)         (0.64)         (0.46)         (0.38)         (0.38)         (0.47)
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  20.68       $  20.56       $  18.34       $  17.65       $  15.42       $  13.66
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (a)                              2.84%         15.91%          6.65%         17.03%         15.80%        (12.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $110,654       $205,554       $147,658       $ 87,366       $ 30,837       $ 13,660
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.73% (b)      0.73%          0.72%          0.79%          0.92%          1.15%
Ratio of net expenses to average
   net assets                                 0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss)
   to average net assets                      3.04% (b)      3.53%          2.83%          2.77%          2.97%          4.03%
Portfolio turnover rate (c)                     32%            74%            72%            66%            60%           128%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.

Page 60                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
      First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
         "FXR")
      First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
      First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                             INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund              StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                    StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                              StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                          StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                         StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund       StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                           StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                          StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                           StrataQuant(R) Utilities Index (1)


(1) This index is developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the Index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing

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--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

      price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2014, all the Sector Funds have securities in the securities lending program.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2013 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $  6,565,880            $        --             $        --
First Trust Consumer Staples AlphaDEX(R) Fund                      8,022,796                     --                      --
First Trust Energy AlphaDEX(R) Fund                                1,239,920                     --                      --
First Trust Financials AlphaDEX(R) Fund                            4,650,925                     --                      --
First Trust Health Care AlphaDEX(R) Fund                           2,637,525                     --                      --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         2,354,116                     --                      --
First Trust Materials AlphaDEX(R) Fund                             3,702,141                     --                      --
First Trust Technology AlphaDEX(R) Fund                            1,084,523                     --                      --
First Trust Utilities AlphaDEX(R) Fund                             5,802,666                     --                      --

As of July 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $           --            $ (89,665,681)           $ 104,587,015
First Trust Consumer Staples AlphaDEX(R) Fund                         839,918              (34,246,671)              91,795,977
First Trust Energy AlphaDEX(R) Fund                                        --              (35,455,176)              10,719,552
First Trust Financials AlphaDEX(R) Fund                               430,585              (15,706,274)              41,804,352
First Trust Health Care AlphaDEX(R) Fund                                   --              (30,909,073)             131,923,448
First Trust Industrials/Producer Durables AlphaDEX(R) Fund             89,526              (13,674,506)              24,144,158
First Trust Materials AlphaDEX(R) Fund                                 94,234              (61,916,248)              13,918,964
First Trust Technology AlphaDEX(R) Fund                                    --              (48,178,133)              28,619,380
First Trust Utilities AlphaDEX(R) Fund                                216,547              (13,884,025)               3,046,329

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of January 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                             Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Post           Total
                               Available     Available       Available      Available      Available     Enactment -      Capital
                                through       through         through        through        through          No            Loss
                               7/31/2015     7/31/2016       7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer
     Discretionary
     AlphaDEX(R) Fund          $     2,058    $    64,889    $   783,283    $ 1,138,594    $ 9,617,858    $78,048,999    $89,655,681
First Trust Consumer Staples
     AlphaDEX(R) Fund                   --         63,580        422,511      1,058,131             --     32,702,449     34,246,671
First Trust Energy
     AlphaDEX(R) Fund                   --         73,845      2,326,320      2,084,336      3,349,453     27,621,222     35,455,176
First Trust Financials
     AlphaDEX(R) Fund                2,757         13,300        671,958      1,630,337      3,464,108      9,923,814     15,706,274
First Trust Health Care
     AlphaDEX(R) Fund               18,355         28,397        774,570      2,582,977      1,764,162     25,740,612     30,909,073
First Trust Industrials/
     Producer Durables
     AlphaDEX(R) Fund               23,631        183,210        798,398      1,325,584      1,133,736     10,209,947     13,674,506
First Trust Materials
     AlphaDEX(R) Fund                4,424         13,424        1,265,4      29886,622      7,397,299     52,349,050     61,916,248
First Trust Technology
     AlphaDEX(R) Fund               12,398         22,456      1,608,491      2,508,150      2,516,610     41,510,028     48,178,133
First Trust Utilities
     AlphaDEX(R) Fund                   --             --        557,777      1,956,482             --     11,369,766     13,884,025

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Sector Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Euronext. The Funds and First Trust Advisors L.P. ("First Trust" or the "Advisor") are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2014.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2014 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                 Expenses Borne by Advisor Subject to Recovery
                                           -----------------------------------------------------------------------------------------

                                            Advisory      Expense       Year         Year         Year      Six Months
                                               Fee         Reim-        Ended        Ended        Ended        Ended
                                             Waivers    bursements    7/31/2011    7/31/2012    7/31/2013    1/31/2014      Total
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $      --    $      --    $  68,709    $ 106,586    $  91,723    $      --    $ 267,018
First Trust Consumer Staples
   AlphaDEX(R) Fund                                --           --           --      101,951       48,274           --      150,225
First Trust Energy AlphaDEX(R) Fund             2,959           --       30,808       56,968       53,545        2,959      144,280
First Trust Financials AlphaDEX(R) Fund            --           --       36,345       52,006       46,759           --      135,110
First Trust Health Care AlphaDEX(R) Fund           --           --           --       82,350       53,817           --      136,167
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                                --           --        1,652       54,297       57,733           --      113,682
First Trust Materials AlphaDEX(R) Fund             --           --       57,499       67,709       68,265           --      193,473
First Trust Technology AlphaDEX(R) Fund            --           --       33,944       71,419       50,812           --      156,175
First Trust Utilities AlphaDEX(R) Fund         24,735           --       24,846       50,018       43,585       24,735      143,184

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid additional annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2014, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $ 419,539,153     $ 419,417,982
First Trust Consumer Staples AlphaDEX(R) Fund                   314,750,749       315,820,281
First Trust Energy AlphaDEX(R) Fund                              91,581,911        91,065,094
First Trust Financials AlphaDEX(R) Fund                         123,914,493       122,856,162
First Trust Health Care AlphaDEX(R) Fund                        427,049,031       429,138,845
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      159,283,806       159,009,447
First Trust Materials AlphaDEX(R) Fund                          130,212,463       130,481,593
First Trust Technology AlphaDEX(R) Fund                         165,847,061       165,514,551
First Trust Utilities AlphaDEX(R) Fund                           49,019,302        49,492,481

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

For the six months ended January 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $ 698,887,881     $440,207,474
First Trust Consumer Staples AlphaDEX(R) Fund                   453,324,236      203,362,158
First Trust Energy AlphaDEX(R) Fund                             257,136,741       95,642,946
First Trust Financials AlphaDEX(R) Fund                         396,735,149      147,985,276
First Trust Health Care AlphaDEX(R) Fund                        847,669,263      420,408,322
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      838,271,751      179,285,068
First Trust Materials AlphaDEX(R) Fund                          412,523,226      151,793,537
First Trust Technology AlphaDEX(R) Fund                         380,707,481      162,942,556
First Trust Utilities AlphaDEX(R) Fund                          197,769,385      288,744,916

                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Creation
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                     $  500
                       101-200                     $1,000
                       201-300                     $1,500
                       301-400                     $2,000
                       401-500                     $2,500
                       501-600                     $3,000
                       601-700                     $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities           Redemption
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                     $  500
                       101-200                     $1,000
                       201-300                     $1,500
                       301-400                     $2,000
                       401-500                     $2,500
                       501-600                     $3,000
                       601-700                     $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

Effective February 18, 2014, the Advisor entered into an agreement with Archipelago whereby the license fees charged by Archipelago have been reduced from 0.10% to 0.04% of assets under management for each Fund.

On March 24, 2014, the following Funds declared a quarterly dividend to shareholders of record on March 27, 2014, payable March 31, 2014.

                                                              Per Share
                                                                Amount
                                                            -------------

First Trust Consumer Discretionary AlphaDEX(R) Fund            $0.0207
First Trust Consumer Staples AlphaDEX(R) Fund                  $0.0980
First Trust Energy AlphaDEX(R) Fund                            $0.0381
First Trust Financials AlphaDEX(R) Fund                        $0.0640
First Trust Industrials/Producer Durables AlphaDEX(R) Fund     $0.0459
First Trust Materials AlphaDEX(R) Fund                         $0.0836
First Trust Utilities AlphaDEX(R) Fund                         $0.0738
First Trust Technology AlphaDEX(R) Fund                        $0.0213

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider each Fund's investment objective, risks, charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds' statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded AlphaDEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Consumer Discretionary AlphaDEX(R) Fund, the First Trust Consumer Staples AlphaDEX(R) Fund, the First Trust Energy AlphaDEX(R) Fund, the First Trust Financials AlphaDEX(R) Fund, the First Trust Health Care AlphaDEX(R) Fund, the First Trust Industrials/Producer Durables AlphaDEX(R) Fund, the First Trust Materials AlphaDEX(R) Fund, the First Trust Technology AlphaDEX(R) Fund and the First Trust Utilities AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Consumer Discretionary AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(R) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The First Trust Energy AlphaDEX(R) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The First Trust Financials AlphaDEX(R) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The First Trust Health Care AlphaDEX(R) Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(R) Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Utilities AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

          NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

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

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

--------------------------------------------------------------------------------

[BLANK BACK COVER]

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report                                     January 31, 2014

--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)

First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)

First Trust Small Cap Core AlphaDEX(R) Fund (FYX)

First Trust Large Cap Value AlphaDEX(R) Fund (FTA)

First Trust Large Cap Growth -AlphaDEX(R) Fund (FTC)

First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)

First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)

First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)

First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)

First Trust Small Cap Value AlphaDEX(R) Fund (FYT)

First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  AlphaDEX(R)

                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                JANUARY 31, 2014

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)....................   31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  37
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  43
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  51
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  55
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  59
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  68
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  76
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  80
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  84
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  89
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  93
Statements of Assets and Liabilities........................................  96
Statements of Operations....................................................  99
Statements of Changes in Net Assets......................................... 102
Financial Highlights........................................................ 106
Notes to Financial Statements............................................... 113
Additional Information...................................................... 122

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

The report you hold contains detailed information about the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund over the six months ended January 31, 2014. It contains a market overview and a performance analysis for each Style Fund for the period. Because we believe a successful investor is typically a knowledgeable one, I encourage you to read this document and discuss it with your financial advisor.

The six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 6.85% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen
--------------------------

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line.

Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING
The U.S. economy posted a real GDP growth rate of 2.0% in 2013. Brian Wesbury, Chief Economist at First Trust Advisors L.P., has characterized the rebound in the economy since June 2009 as a "Plow Horse" recovery, implying a steady, yet modest rate of growth. Economists, on the whole, are more optimistic about the prospects for growth of the U.S. economy in 2014. The International Monetary Fund is targeting a 2.8% real GDP growth rate for 2014, slightly less bullish than Wesbury's 3.0% estimate. Despite the modest overall pace of the U.S. recovery to date, there are some key niches of the broader economy that are very encouraging, in our opinion.

The U.S. banking industry continues to strengthen following its severe downturn during the financial crisis in 2008. The Federal Deposit Insurance Corporation
(FDIC) reported that the commercial banks and savings institutions it insures posted aggregate net income of $40.3 billion in Q4 2013, up from $34.4 billion in Q4 2012. It was the 17th time in the last 18 quarters that earnings registered a year-over-year increase. The positives in the quarter included an improvement in asset quality, higher loan balances and fewer troubled institutions, according to FDIC Chairman Martin J. Gruenberg.

Corporate America has never been so cash rich. The S&P 500 Old Industrials (excludes Financials, Utilities and Transportation companies) posted their sixth consecutive quarter of record cash holdings in Q4 2013, according to S&P Capital IQ. Cash and equivalents rose from $1.24 trillion in Q3 2013 to $1.29 trillion in Q4 2013. The $1.29 trillion was $200 billion more than the amount held in cash a year ago and around $459 billion more than in Q4 2009.

The National Association of State Budget Officers reported that 43 states anticipate year-over-year growth in revenues and spending in fiscal 2014, according to the Rockefeller Institute. The most recent data compiled by the Rockefeller Institute showed that total state tax collections rose 6.1% (year-over-year) in Q3 2013, the 15th consecutive quarter in which revenues were up. So while there have been some high-profile municipal bankruptcies of late, such as Detroit, the vast majority of states are participating in the current recovery.

U.S. STOCKS AND BONDS
All three major Standard & Poor's stock indices posted positive total returns for the six-month period ended January 31, 2014. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index returned 6.85%, 7.36% and 9.43%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500 posted gains. The top-performing S&P 500 sector was Information Technology, up 13.00%, while the poorest showing came from Telecommunication Services, down 2.54%. Consumer Staples also struggled, falling 0.16%. The 2014 estimated earnings growth rates for the companies in the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index are 12.75%, 22.26% and 34.99%, respectively, as of February 27, 2014, according to S&P Dow Jones Indices.

In the U.S. bond market, the top-performing major group for the six-month period ended January 31, 2014 was high-yield corporate bonds, as has often been the case in recent years. The Barclays U.S. Corporate High Yield Index posted a total return of 4.70%. The next closest major domestic category was municipal bonds, up 3.56%, as measured by the Barclays Municipal Bond: Long Bond (22+) Index. The yield on the benchmark 10-Year Treasury Note (T-Note) rose just 7 basis points to 2.65% for the six-month period ended January 31, 2014. The average yield on the 10-Year T-Note for the five-year period ended January 31, 2014 was 2.67%. The Barclays U.S. Treasury: Intermediate Index returned just 0.67%.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2014, investors seeking income from foreign debt obligations favored developed nations over emerging markets. The Barclays Global Aggregate Index of higher-quality debt returned 2.14% (USD), topping the 1.56% total return for the Barclays Global Emerging Markets Index of debt securities. With respect to foreign equities, the momentum remained with developed nations. The MSCI World Index (excluding the U.S.) of stocks from developed countries posted a total return of 7.06% (USD), versus a loss of 0.33%
(USD) for the MSCI Emerging Markets Index of stocks. It appears that the economic recovery in Europe, in particular, has garnered the attention of investors seeking to participate in the rebound via European equities. The U.S. dollar had little impact on returns for U.S. investors by declining just 0.2% against a basket of major currencies in the six-month period ended January 31, 2014, as measured by the U.S. Dollar Index (DXY).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P Dow Jones Indices LLC ("S&P") to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                 CUMULATIVE
                                                                                  TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years      Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                              7.48%        22.83%         21.80%          5.43%        168.09%       42.77%
Market Price                                     7.45%        22.90%         21.76%          5.44%        167.64%       42.83%

INDEX PERFORMANCE
Defined Large Cap Core Index                     7.88%        23.70%         22.71%          6.22%        178.23%       50.17%
S&P 500(R) Index                                 6.85%        21.52%         19.19%          4.77%        140.58%       36.90%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       19.26%
Industrials                                  13.84
Information Technology                       13.67
Financials                                   12.15
Health Care                                  11.21
Energy                                       11.12
Utilities                                     9.09
Materials                                     4.76
Consumer Staples                              3.93
Telecommunication Services                    0.97
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Harman International Industries, Inc.         0.58%
Actavis PLC                                   0.52
Tyson Foods, Inc., Class A                    0.51
Delta Air Lines, Inc.                         0.51
Southwest Airlines Co.                        0.51
Netflix, Inc.                                 0.51
Constellation Brands, Inc., Class A           0.50
Computer Sciences Corp.                       0.50
Pitney Bowes, Inc.                            0.50
McKesson Corp.                                0.50
                                            -------
  Total                                       5.14%
                                            =======

------------------------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Large Cap Core      Defined Large Cap      S&P 500(R)
                 AlphaDEX(R) Fund              Core Index            Index
5/8/07                10000                       10000              10000
7/31/07                9560                        9579               9690
1/31/08                9022                        9071               9271
7/31/08                8304                        8383               8615
1/31/09                5325                        5398               5690
7/31/09                6711                        6830               6896
1/31/10                7618                        7783               7576
7/31/10                8205                        8410               7850
1/31/11                9765                       10049               9257
7/31/11                9891                       10216               9393
1/31/12                9963                       10335               9647
7/31/12               10109                       10520              10250
1/31/13               11623                       12141              11266
7/31/13               13283                       13921              12813
1/31/14               14276                       15018              13690


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         106                9                2              1
8/1/09 - 7/31/10         151                0                0              0
8/1/10 - 7/31/11         211                0                0              0
8/1/11 - 7/31/12         190                2                0              0
8/1/12 - 7/31/13         149                0                0              0
8/1/13 - 1/31/14         119                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         127                8                2              0
8/1/09 - 7/31/10         100                0                0              0
8/1/10 - 7/31/11          41                0                0              0
8/1/11 - 7/31/12          61                0                0              0
8/1/12 - 7/31/13         101                0                0              0
8/1/13 - 1/31/14           8                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                 CUMULATIVE
                                                                                  TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years      Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                              9.21%        24.14%         25.13%          8.26%       206.80%        70.61%
Market Price                                     9.21%        24.13%         25.14%          8.26%       206.93%        70.68%

INDEX PERFORMANCE
Defined Mid Cap Core Index                       9.57%        24.95%         26.09%          9.06%       218.76%        79.31%
S&P MidCap 400(R) Index                          7.38%        21.87%         23.21%          7.50%       183.92%        62.70%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  20.37%
Consumer Discretionary                       18.59
Information Technology                       14.84
Financials                                   13.51
Materials                                     9.19
Health Care                                   8.23
Utilities                                     5.78
Energy                                        5.23
Consumer Staples                              3.66
Telecommunication Services                    0.60
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Alliant Techsystems, Inc.                     0.68%
Acuity Brands, Inc.                           0.67
Lexmark International, Inc., Class A          0.64
Salix Pharmaceuticals Ltd.                    0.62
Alaska Air Group, Inc.                        0.62
Abercrombie & Fitch Co., Class A              0.62
SVB Financial Group                           0.62
Trinity Industries, Inc.                      0.62
Huntington Ingalls Industries, Inc.           0.61
Werner Enterprises, Inc.                      0.61
                                            -------
  Total                                       6.31%
                                            =======

------------------------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

          First Trust Mid Cap Core       Defined Mid Cap       S&P MidCap 400(R)
              AlphaDEX(R) Fund             Core Index                Index
5/8/07             10000                      10000                   10000
7/31/07             9527                       9540                    9615
1/31/08             8872                       8911                    9091
7/31/08             8812                       8889                    9138
1/31/09             5561                       5625                    5731
7/31/09             7453                       7576                    7288
1/31/10             8498                       8674                    8215
7/31/10             9236                       9464                    8951
1/31/11            11339                      11665                   10964
7/31/11            11693                      12072                   11256
1/31/12            11880                      12312                   11260
7/31/12            11771                      12248                   11391
1/31/13            13743                      14352                   13350
7/31/13            15621                      16365                   15152
1/31/14            17060                      17932                   16269


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09          95                9                1              2
8/1/09 - 7/31/10         184                2                0              0
8/1/10 - 7/31/11         217                0                0              0
8/1/11 - 7/31/12         151                0                0              0
8/1/12 - 7/31/13         177                0                0              0
8/1/13 - 1/31/14         107                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         138               10                0              0
8/1/09 - 7/31/10          65                0                0              0
8/1/10 - 7/31/11          35                0                0              0
8/1/11 - 7/31/12         102                0                0              0
8/1/12 - 7/31/13          73                0                0              0
8/1/13 - 1/31/14          20                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL                 CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended      (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                              9.74%         28.83%         25.82%       7.13%         215.30%       59.01%
Market Price                                     9.77%         28.57%         25.77%       7.13%         214.74%       59.05%

INDEX PERFORMANCE
Defined Small Cap Core Index                    10.23%         29.80%         26.81%       8.01%         227.89%       68.00%
S&P SmallCap 600(R) Index                        9.44%         28.44%         23.74%       7.32%         190.05%       60.96%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       19.84%
Information Technology                       19.07
Industrials                                  15.56
Financials                                   14.84
Health Care                                  11.00
Materials                                     6.32
Energy                                        5.68
Consumer Staples                              3.31
Utilities                                     2.95
Telecommunication Services                    1.43
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Penn Virginia Corp.                           0.49%
Natus Medical, Inc.                           0.45
Green Plains Renewable Energy, Inc.           0.45
Engility Holdings, Inc.                       0.44
Helen of Troy Ltd.                            0.43
Affymetrix, Inc.                              0.42
Matrix Service Co.                            0.42
ARRIS Group, Inc.                             0.41
Papa John's International, Inc.               0.41
BofI Holding, Inc.                            0.41
                                            -------
   Total                                      4.33%
                                            =======

------------------------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

        First Trust Small Cap Core     Defined Small Cap     S&P SmallCap 600(R)
             AlphaDEX(R) Fund             Core Index                Index
5/8/07            10000                      10000                  10000
7/31/07            9433                       9454                   9535
1/31/08            8476                       8534                   8771
7/31/08            8288                       8382                   8746
1/31/09            5043                       5124                   5550
7/31/09            6981                       7125                   7060
1/31/10            7805                       8001                   7712
7/31/10            8421                       8667                   8414
1/31/11           10106                      10442                  10097
7/31/11           10460                      10846                  10494
1/31/12           10881                      11315                  10855
7/31/12           10608                      11080                  10914
1/31/13           12343                      12944                  12533
7/31/13           14489                      15241                  14707
1/31/14           15900                      16802                  16098


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         102                5                5              0
8/1/09 - 7/31/10         112                0                0              0
8/1/10 - 7/31/11         195                0                0              0
8/1/11 - 7/31/12         146                0                0              0
8/1/12 - 7/31/13         190                0                0              0
8/1/13 - 1/31/14          97                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         131                9                3              0
8/1/09 - 7/31/10         139                0                0              0
8/1/10 - 7/31/11          57                0                0              0
8/1/11 - 7/31/12         106                1                0              0
8/1/12 - 7/31/13          60                0                0              0
8/1/13 - 1/31/14          30                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS                TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years      Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                             5.60%          20.13%         23.54%        5.53%        187.71%        43.66%
Market Price                                    5.54%          20.09%         23.56%        5.53%        187.98%        43.69%

INDEX PERFORMANCE
Defined Large Cap Value Index                   5.99%          21.03%         24.50%        6.36%        199.14%        51.50%
S&P 500(R) Index                                6.85%          21.52%         19.19%        4.77%        140.58%        36.90%
S&P 500(R) Value Index                          4.16%          18.97%         18.70%        2.64%        135.60%        19.22%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Energy                                       17.95%
Utilities                                    17.02
Consumer Discretionary                       13.04
Financials                                   12.52
Information Technology                       10.52
Health Care                                   9.81
Industrials                                   7.83
Materials                                     4.90
Consumer Staples                              4.58
Telecommunication Services                    1.83
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Tyson Foods, Inc., Class A                    0.97%
Computer Sciences Corp.                       0.94
Eli Lilly & Co.                               0.92
Exelon Corp.                                  0.92
Public Service Enterprise Group, Inc.         0.91
Edison International                          0.91
Jabil Circuit, Inc.                           0.90
Valero Energy Corp.                           0.88
Nabors Industries Ltd.                        0.88
PulteGroup, Inc.                              0.87
                                            -------
  Total                                       9.10%
                                            =======

------------------------
The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - JANUARY 31, 2014

            First Trust Large Cap Value       Defined Large Cap         S&P 500(R)         S&P 500(R)
                 AlphaDEX(R) Fund                Value Index              Index           Value Index
5/8/07                 10000                        10000                 10000              10000
7/31/07                 9450                         9462                  9690               9586
1/31/08                 8821                         8870                  9271               9148
7/31/08                 7858                         7933                  8615               8066
1/31/09                 4993                         5064                  5690               5060
7/31/09                 6661                         6790                  6896               6157
1/31/10                 7765                         7947                  7576               6840
7/31/10                 8228                         8447                  7850               7079
1/31/11                 9688                         9988                  9257               8294
7/31/11                 9733                        10072                  9393               8153
1/31/12                10072                        10465                  9647               8388
7/31/12                10216                        10655                 10250               8784
1/31/13                11957                        12519                 11266              10021
7/31/13                13602                        14296                 12813              11446
1/31/14                14364                        15152                 13690              11922


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         115                7                5              1
8/1/09 - 7/31/10         155                0                0              0
8/1/10 - 7/31/11         228                0                0              0
8/1/11 - 7/31/12         193                0                0              0
8/1/12 - 7/31/13         201                0                0              0
8/1/13 - 1/31/14         118                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         119                7                0              1
8/1/09 - 7/31/10          96                0                0              0
8/1/10 - 7/31/11          24                0                0              0
8/1/11 - 7/31/12          60                0                0              0
8/1/12 - 7/31/13          49                0                0              0
8/1/13 - 1/31/14           9                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS                TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             9.82%         25.95%          19.22%        4.92%        140.83%       38.17%
Market Price                                    9.82%         25.98%          19.20%        4.92%        140.61%       38.20%

INDEX PERFORMANCE
Defined Large Cap Growth Index                  10.22%        26.89%          20.12%        5.70%        150.13%       45.24%
S&P 500(R) Index                                6.85%         21.52%          19.19%        4.77%        140.58%       36.90%
S&P 500(R) Growth Index                         9.44%         23.95%          19.72%        6.86%        145.95%       56.33%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       26.01%
Industrials                                  20.20
Information Technology                       16.98
Health Care                                  13.21
Financials                                   11.79
Materials                                     4.59
Consumer Staples                              3.76
Energy                                        3.46
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Harman International Industries, Inc.         1.23%
Actavis PLC                                   1.10
Delta Air Lines, Inc.                         1.09
Netflix, Inc.                                 1.09
Southwest Airlines Co.                        1.09
Constellation Brands, Inc., Class A           1.06
Pitney Bowes, Inc.                            1.06
McKesson Corp.                                1.06
Gilead Sciences, Inc.                         1.05
Micron Technology, Inc.                       1.03
                                            -------
  Total                                      10.86%
                                            =======

------------------------
The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Large Cap Growth     Defined Large Cap    S&P 500(R)     S&P 500(R)
                  AlphaDEX(R) Fund             Growth Index          Index      Growth Index
5/8/07                 10000                       10000             10000         10000
7/31/07                 9740                        9757              9690          9802
1/31/08                 9341                        9388              9271          9410
7/31/08                 8900                        8982              8615          9185
1/31/09                 5737                        5807              5690          6357
7/31/09                 6730                        6840              6896          7675
1/31/10                 7373                        7518              7576          8341
7/31/10                 8090                        8282              7850          8651
1/31/11                 9790                       10064              9257         10272
7/31/11                 9985                       10309              9393         10740
1/31/12                 9674                       10028              9647         11023
7/31/12                 9797                       10191             10250         11854
1/31/13                10970                       11446             11266         12612
7/31/13                12582                       13178             12813         14284
1/31/14                13817                       14525             13690         15633


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         113                4                2              0
8/1/09 - 7/31/10         146                0                0              0
8/1/10 - 7/31/11         193                0                0              0
8/1/11 - 7/31/12         153                0                0              0
8/1/12 - 7/31/13         102                0                0              0
8/1/13 - 1/31/14         101                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         133                3                0              0
8/1/09 - 7/31/10         105                0                0              0
8/1/10 - 7/31/11          59                0                0              0
8/1/11 - 7/31/12         100                0                0              0
8/1/12 - 7/31/13         148                0                0              0
8/1/13 - 1/31/14          26                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS               TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years     Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14     to 1/31/14
FUND PERFORMANCE
NAV                                             7.13%         23.51%         25.71%        6.83%         213.89%      56.08%
Market Price                                    7.15%         23.45%         25.71%        6.85%         213.96%      56.22%

INDEX PERFORMANCE
Defined Multi Cap Value Index                   7.57%         24.47%         26.71%        7.70%         226.65%      64.80%
S&P Composite 1500(R) Index                     6.99%         21.79%         19.68%        5.09%         145.51%      39.66%
S&P Composite 1500(R) Value Index               4.57%         19.62%         19.15%        3.08%         140.14%      22.65%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       15.02%
Financials                                   14.37
Utilities                                    12.67
Information Technology                       12.65
Energy                                       12.49
Industrials                                  11.73
Health Care                                   7.91
Materials                                     7.23
Consumer Staples                              4.32
Telecommunication Services                    1.61
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Tyson Foods, Inc., Class A                    0.49%
Computer Sciences Corp.                       0.47
Eli Lilly & Co.                               0.46
Exelon Corp.                                  0.46
Public Service Enterprise Group, Inc.         0.45
Edison International                          0.45
Jabil Circuit, Inc.                           0.45
Valero Energy Corp.                           0.44
Nabors Industries Ltd.                        0.44
PulteGroup, Inc.                              0.43
                                            -------
   Total                                      4.54%
                                            =======

------------------------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Multi Cap Value       Defined Multi Cap        S&P Composite      S&P Composite 1500(R)
                 AlphaDEX(R) Fund                Value Index           1500(R) Index           Value Index
5/8/07                 10000                        10000                  10000                  10000
7/31/07                 9317                         9334                   9678                   9567
1/31/08                 8603                         8655                   9241                   9092
7/31/08                 7870                         7948                   8661                   8123
1/31/09                 4973                         5045                   5446                   5336
7/31/09                 6964                         7099                   6931                   6238
1/31/10                 8086                         8275                   7629                   6942
7/31/10                 8611                         8845                   7953                   7218
1/31/11                10279                        10602                   9414                   8479
7/31/11                10345                        10707                   9571                   8355
1/31/12                10799                        11224                   9811                   8592
7/31/12                10720                        11185                  10362                   8955
1/31/13                12639                        13242                  11467                  10254
7/31/13                14571                        15324                  13054                  11730
1/31/14                15610                        16484                  13966                  12266


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         126                8                0              0
8/1/09 - 7/31/10         113                0                0              0
8/1/10 - 7/31/11         168                0                0              0
8/1/11 - 7/31/12         141                0                0              0
8/1/12 - 7/31/13         165                1                0              0
8/1/13 - 1/31/14         113                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         113                8                0              0
8/1/09 - 7/31/10         138                0                0              0
8/1/10 - 7/31/11          84                0                0              0
8/1/11 - 7/31/12         111                1                0              0
8/1/12 - 7/31/13          84                0                0              0
8/1/13 - 1/31/14          14                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL                CUMULATIVE
                                                                                 TOTAL RETURNS                TOTAL RETURNS
                                               6 Months       1 Year         5 Years     Inception       5 Years       Inception
                                                Ended          Ended          Ended       (5/8/07)        Ended        (5/8/07)
                                               1/31/14        1/31/14        1/31/14     to 1/31/14      1/31/14      to 1/31/14
FUND PERFORMANCE
NAV                                             10.26%        25.35%         20.78%        6.06%         157.00%        48.59%
Market Price                                    10.54%        25.67%         20.84%        6.10%         157.64%        48.96%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                  10.70%        26.34%         21.74%        6.88%         167.35%        56.50%
S&P Composite 1500(R) Index                      6.99%        21.79%         19.68%        5.09%         145.51%        39.66%
S&P Composite 1500(R) Growth Index               9.33%        23.87%         20.24%        7.08%         151.34%        58.50%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       23.68%
Industrials                                  21.56
Information Technology                       17.76
Health Care                                  13.21
Financials                                   11.53
Materials                                     5.32
Energy                                        3.49
Consumer Staples                              3.27
Telecommunication Services                    0.18
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Harman International Industries, Inc.         0.62%
Actavis PLC                                   0.55
Delta Air Lines, Inc.                         0.55
Netflix, Inc.                                 0.55
Southwest Airlines Co.                        0.55
Constellation Brands, Inc., Class A           0.53
Pitney Bowes, Inc.                            0.53
McKesson Corp.                                0.53
Gilead Sciences, Inc.                         0.53
Micron Technology, Inc.                       0.52
                                            -------
   Total                                      5.46%
                                            =======

------------------------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2014

            First Trust Multi Cap Growth    Defined Multi Cap          S&P Composite       S&P Composite 1500(R)
                  AlphaDEX(R) Fund            Growth Index             1500(R) Index           Growth Index
5/8/07                 10000                      10000                    10000                   10000
7/31/07                 9797                       9818                     9678                    9796
1/31/08                 9217                       9265                     9241                    9396
7/31/08                 9224                       9309                     8661                    9223
1/31/09                 5782                       5854                     5689                    6307
7/31/09                 6961                       7078                     6931                    7669
1/31/10                 7641                       7801                     7629                    8350
7/31/10                 8399                       8608                     7953                    8725
1/31/11                10221                      10518                     9414                   10412
7/31/11                10644                      10997                     9571                   10907
1/31/12                10438                      10827                     9811                   11155
7/31/12                10528                      10963                    10362                   11916
1/31/13                11853                      12387                    11467                   12794
7/31/13                13476                      14136                    13054                   14496
1/31/14                14858                      15648                    13966                   15849


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2008 through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09          96               12                1              2
8/1/09 - 7/31/10         128                0                0              0
8/1/10 - 7/31/11         176                0                0              0
8/1/11 - 7/31/12         156                0                0              0
8/1/12 - 7/31/13         111                0                0              0
8/1/13 - 1/31/14         100                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/08 - 7/31/09         137                7                0              0
8/1/09 - 7/31/10         122                1                0              0
8/1/10 - 7/31/11          76                0                0              0
8/1/11 - 7/31/12          97                0                0              0
8/1/12 - 7/31/13         139                0                0              0
8/1/13 - 1/31/14          27                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL        CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                             6 Months         1 Year         Inception            Inception
                                                              Ended            Ended         (4/19/11)            (4/19/11)
                                                             1/31/14          1/31/14        to 1/31/14           to 1/31/14
FUND PERFORMANCE
NAV                                                           8.18%           24.57%           14.71%               46.57%
Market Price                                                  8.29%           24.85%           14.77%               46.78%

INDEX PERFORMANCE
Defined Mid Cap Value Index                                   8.63%           25.56%           15.60%               49.77%
S&P MidCap 400(R) Value Index                                 7.09%           22.89%           13.72%               43.06%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Financials                                   16.41%
Consumer Discretionary                       15.62
Industrials                                  15.14
Information Technology                       13.88
Materials                                    10.86
Utilities                                    10.08
Energy                                        7.09
Health Care                                   6.01
Consumer Staples                              3.84
Telecommunication Services                    1.07
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Lexmark International, Inc., Class A          1.13%
Abercrombie & Fitch Co., Class A              1.10
Ingram Micro, Inc., Class A                   1.09
Werner Enterprises, Inc.                      1.08
Telephone & Data Systems, Inc.                1.07
Corrections Corp. of America                  1.07
Tech Data Corp.                               1.07
MEDNAX,Inc.                                   1.07
Vishay Intertechnology, Inc.                  1.05
Great Plains Energy, Inc.                     1.04
                                            -------
   Total                                     10.77%
                                            =======

------------------------
The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2014

            First Trust Mid Cap Value      Defined Mid Cap     S&P MidCap 400(R)
                AlphaDEX(R) Fund             Value Index          Value Index
4/19/11               10000                     10000                10000
7/31/11                9625                      9646                 9581
1/31/12                9982                     10041                 9720
7/31/12                9935                     10036                 9869
1/31/13               11765                     11928                11640
7/31/13               13549                     13787                13358
1/31/14               14657                     14977                14305


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         66                0                0              0
8/1/11 - 7/31/12         198                0                0              0
8/1/12 - 7/31/13         157                2                0              0
8/1/13 - 1/31/14         100                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          4                0                0              0
8/1/11 - 7/31/12          55                0                0              0
8/1/12 - 7/31/13          91                0                0              0
8/1/13 - 1/31/14          27                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                             6 Months         1 Year         Inception            Inception
                                                              Ended           Ended          (4/19/11)            (4/19/11)
                                                             1/31/14         1/31/14         to 1/31/14           to 1/31/14
FUND PERFORMANCE
NAV                                                           10.76%          23.18%           11.70%               36.11%
Market Price                                                  10.59%          23.15%           11.67%               36.01%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                                  11.15%          24.11%           12.55%               39.02%
S&P MidCap 400(R) Growth Index                                 7.67%          20.88%           12.50%               38.83%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                  27.84%
Consumer Discretionary                       21.65
Information Technology                       16.37
Health Care                                  11.05
Financials                                   10.02
Materials                                     7.05
Consumer Staples                              3.19
Energy                                        2.83
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Alliant Techsystems, Inc.                     1.55%
Acuity Brands, Inc.                           1.53
Salix Pharmaceuticals Ltd.                    1.42
Alaska Air Group, Inc.                        1.42
SVB Financial Group                           1.41
Trinity Industries, Inc.                      1.40
Huntington Ingalls Industries, Inc.           1.39
United Rentals, Inc.                          1.37
Advance Auto Parts, Inc.                      1.36
Hain Celestial Group (The), Inc.              1.33
                                            -------
  Total                                      14.18%
                                            =======

------------------------
The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2014

            First Trust Mid Cap Growth     Defined Mid Cap     S&P MidCap 400(R)
                 AlphaDEX(R) Fund           Growth Index          Growth Index
4/19/11                10000                    10000                  10000
7/31/11                 9881                     9903                   9910
1/31/12                 9804                     9866                   9779
7/31/12                 9673                     9765                   9861
1/31/13                11050                    11201                  11485
7/31/13                12290                    12507                  12894
1/31/14                13612                    13902                  13883


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                0                0              0
8/1/11 - 7/31/12         201                1                0              0
8/1/12 - 7/31/13         169                0                0              0
8/1/13 - 1/31/14         106                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                0                0              0
8/1/11 - 7/31/12          51                0                0              0
8/1/12 - 7/31/13          81                0                0              0
8/1/13 - 1/31/14          21                0                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                             6 Months         1 Year         Inception             Inception
                                                              Ended            Ended         (4/19/11)             (4/19/11)
                                                             1/31/14          1/31/14        to 1/31/14            to 1/31/14
FUND PERFORMANCE
NAV                                                           9.38%           30.40%           17.24%                55.76%
Market Price                                                  9.34%           30.40%           17.24%                55.76%

INDEX PERFORMANCE
Defined Small Cap Value Index                                 9.98%           31.63%           18.23%                59.46%
S&P SmallCap 600(R) Value Index                               8.71%           27.90%           16.43%                52.78%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       19.03%
Industrials                                  16.38
Information Technology                       16.09
Financials                                   15.94
Materials                                     7.59
Energy                                        6.97
Health Care                                   6.01
Utilities                                     5.70
Consumer Staples                              4.42
Telecommunication Services                    1.87
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Green Plains Renewable Energy, Inc.           0.81%
Engility Holdings, Inc.                       0.81
Helen of Troy Ltd.                            0.79
Cousins Properties, Inc.                      0.74
Cloud Peak Energy, Inc.                       0.74
FutureFuel Corp.                              0.73
Atlantic Tele-Network, Inc.                   0.73
Ryland Group (The), Inc.                      0.73
Sanderson Farms, Inc.                         0.73
Meritage Homes Corp.                          0.72
                                            -------
   Total                                      7.53%
                                            =======

------------------------
The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2014

          First Trust Small Cap     Defined Small Cap        S&P SmallCap 600(R)
          Value AlphaDEX(R) Fund       Value Index               Value Index
4/19/11           10000                   10000                     10000
7/31/11            9930                    9950                      9813
1/31/12           10692                   10748                     10331
7/31/12           10005                   10103                     10231
1/31/13           11945                   12115                     11945
7/31/13           14241                   14499                     14054
3/31/14           15577                   15946                     15278


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         38                0                0              0
8/1/11 - 7/31/12         154                3                0              0
8/1/12 - 7/31/13         177                5                0              0
8/1/13 - 1/31/14          90                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         32                0                0              0
8/1/11 - 7/31/12          95                1                0              0
8/1/12 - 7/31/13          67                1                0              0
8/1/13 - 1/31/14          36                0                1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                             6 Months         1 Year         Inception            Inception
                                                              Ended            Ended         (4/19/11)            (4/19/11)
                                                             1/31/14          1/31/14        to 1/31/14           to 1/31/14
FUND PERFORMANCE
NAV                                                           10.75%          27.12%           14.02%               44.14%
Market Price                                                  10.79%          27.07%           14.02%               44.14%

INDEX PERFORMANCE
Defined Small Cap Growth Index                                11.17%          28.15%           14.90%               47.24%
S&P SmallCap 600(R) Growth Index                              10.19%          29.00%           15.96%               51.08%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       21.93%
Consumer Discretionary                       20.84
Health Care                                  16.54
Industrials                                  15.38
Financials                                   13.19
Energy                                        4.59
Materials                                     4.51
Consumer Staples                              2.12
Telecommunication Services                    0.90
                                            -------
  Total                                     100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Penn Virginia Corp.                           1.12%
Natus Medical, Inc.                           1.01
Affymetrix, Inc.                              0.96
Matrix Service Co.                            0.94
ARRIS Group, Inc.                             0.94
Papa John's International, Inc.               0.93
BofI Holding, Inc.                            0.93
CalAmp Corp.                                  0.93
Sturm, Ruger & Co., Inc.                      0.92
Arkansas Best Corp.                           0.90
                                            -------
   Total                                      9.58%
                                            =======

------------------------
The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2014

            First Trust Small Cap      Defined Small Cap   S&P SmallCap 600(R)
           Growth AlphaDEX(R) Fund       Growth Index         Growth Index
4/19/11             10000                    10000                10000
7/31/11              9920                     9942                 9982
1/31/12              9826                     9878                10155
7/31/12             10157                    10253                10362
1/31/13             11338                    11488                11710
7/31/13             13014                    13244                13710
1/31/14             14413                    14723                15107


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                0                0              0
8/1/11 - 7/31/12         145                1                0              0
8/1/12 - 7/31/13         126                3                0              0
8/1/13 - 1/31/14          74                0                0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                0                0              0
8/1/11 - 7/31/12         105                2                0              0
8/1/12 - 7/31/13         116                5                0              0
8/1/13 - 1/31/14          52                1                0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                             6 Months         1 Year         Inception             Inception
                                                              Ended            Ended         (5/11/11)             (5/11/11)
                                                             1/31/14          1/31/14        to 1/31/14           to 1/31/14
FUND PERFORMANCE
NAV                                                           4.81%           19.85%           8.67%                25.45%
Market Price                                                  4.77%           19.74%           8.66%                25.40%

INDEX PERFORMANCE
Defined Mega Cap Index                                        5.21%           20.79%           9.57%                28.28%
S&P 100(R) Index                                              5.75%           19.72%          13.46%                41.09%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       19.75%
Financials                                   17.70
Energy                                       16.00
Health Care                                  14.34
Consumer Discretionary                       13.54
Industrials                                   9.16
Consumer Staples                              4.01
Materials                                     2.76
Utilities                                     1.42
Telecommunication Services                    1.32
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Cisco Systems, Inc.                           3.39%
Intel Corp.                                   3.28
Morgan Stanley                                3.27
FedEx Corp.                                   3.22
Occidental Petroleum Corp.                    3.20
ConocoPhillips                                3.19
Boeing (The) Co.                              3.19
Prudential Financial, Inc.                    3.18
Amazon.com, Inc.                              3.12
Chevron Corp.                                 3.10
                                            -------
  Total                                      32.14%
                                            =======

------------------------
The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P Dow Jones Indices LLC and have been sub-licensed for use by First Trust Portfolios L.P. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MAY 11, 2011 - JANUARY 31, 2014

            First Trust Mega Cap           Defined Mega            S&P 100(R)
              AlphaDEX(R) Fund              Cap Index                Index
5/11/11            10000                      10000                  10000
7/31/11             9612                       9632                   9761
1/31/12             9571                       9631                  10120
7/31/12             9248                       9349                  10960
1/31/13            10467                      10619                  11784
7/31/13            11969                      12192                  13341
1/31/14            12545                      12827                  14108


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through January 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         33                0                0              0
8/1/11 - 7/31/12         183                0                0              0
8/1/12 - 7/31/13         128                0                0              0
8/1/13 - 1/31/14          83                0                0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         21                0                0              0
8/1/11 - 7/31/12          70                0                0              0
8/1/12 - 7/31/13         122                0                0              0
8/1/13 - 1/31/14          44                0                0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price at inception to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2014 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2013     JANUARY 31, 2014      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,074.80               0.63%              $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03               0.63%              $3.21

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,092.10               0.64%              $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98               0.64%              $3.26

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,097.40               0.67%              $3.54
Hypothetical (5% return before expenses)            $1,000.00           $1,021.83               0.67%              $3.41

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,056.00               0.63%              $3.26
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03               0.63%              $3.21

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,098.20               0.66%              $3.49
Hypothetical (5% return before expenses)            $1,000.00           $1,021.88               0.66%              $3.36

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   AUGUST 1, 2013     JANUARY 31, 2014      PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,071.30               0.70%              $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,102.60               0.70%              $3.71
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,081.80               0.70%              $3.67
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,107.60               0.70%              $3.72
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,093.80               0.70%              $3.69
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,107.50               0.70%              $3.72
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,048.10               0.70%              $3.61
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2013 through January 31, 2014), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.3%
     26,628  Boeing (The) Co.                  $     3,335,423
      7,607  General Dynamics Corp.                    770,665
      7,955  Honeywell International, Inc.             725,735
     27,209  L-3 Communications Holdings,
                Inc.                                 3,022,104
     19,558  Lockheed Martin Corp.                   2,951,498
     31,711  Northrop Grumman Corp.                  3,664,206
      8,098  Precision Castparts Corp.               2,062,966
     32,057  Raytheon Co.                            3,047,659
      9,833  Rockwell Collins, Inc.                    742,981
     98,870  Textron, Inc.                           3,509,885
     19,162  United Technologies Corp.               2,184,851
                                               ---------------
                                                    26,017,973
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.8%
     12,460  C.H. Robinson Worldwide, Inc.             729,408
     25,280  FedEx Corp.                             3,370,330
     20,752  United Parcel Service, Inc.,
                Class B                              1,976,213
                                               ---------------
                                                     6,075,951
                                               ---------------
             AIRLINES -- 1.0%
    132,306  Delta Air Lines, Inc.                   4,049,887
    192,912  Southwest Airlines Co.                  4,041,506
                                               ---------------
                                                     8,091,393
                                               ---------------
             AUTO COMPONENTS -- 1.2%
     39,003  BorgWarner, Inc.                        2,094,461
     24,177  Delphi Automotive PLC                   1,472,137
    121,910  Goodyear Tire & Rubber
                (The) Co.                            2,884,391
     70,847  Johnson Controls, Inc.                  3,267,464
                                               ---------------
                                                     9,718,453
                                               ---------------
             AUTOMOBILES -- 0.8%
    141,327  Ford Motor Co.                          2,114,252
     71,142  General Motors Co. (a)                  2,566,804
     20,996  Harley-Davidson, Inc.                   1,295,243
                                               ---------------
                                                     5,976,299
                                               ---------------
             BEVERAGES -- 1.2%
     32,943  Coca-Cola Enterprises, Inc.             1,426,103
     51,640  Constellation Brands, Inc.,
                Class A (a)                          3,959,239
     29,840  Dr. Pepper Snapple Group, Inc.          1,428,739
     38,837  Molson Coors Brewing Co.,
                Class B                              2,044,380
     10,726  Monster Beverage Corp. (a)                728,295
                                               ---------------
                                                     9,586,756
                                               ---------------
             BIOTECHNOLOGY -- 1.7%
     16,389  Alexion Pharmaceuticals,
                Inc. (a)                             2,601,426
     10,393  Biogen Idec, Inc. (a)                   3,249,268


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             BIOTECHNOLOGY (CONTINUED)
     17,209  Celgene Corp. (a)                 $     2,614,563
     48,363  Gilead Sciences, Inc. (a)               3,900,476
      2,641  Regeneron Pharmaceuticals,
                Inc. (a)                               762,166
                                               ---------------
                                                    13,127,899
                                               ---------------
             BUILDING PRODUCTS -- 0.3%
     95,770  Masco Corp.                             2,026,493
                                               ---------------
             CAPITAL MARKETS -- 2.5%
     31,590  Ameriprise Financial, Inc.              3,337,167
     41,608  Bank of New York Mellon (The)
                Corp.                                1,329,792
      6,891  BlackRock, Inc.                         2,070,539
    111,829  Charles Schwab (The) Corp.              2,775,596
    111,032  E*TRADE Financial Corp. (a)             2,222,860
     37,774  Franklin Resources, Inc.                1,964,626
     12,302  Goldman Sachs Group (The),
                Inc.                                 2,019,004
     39,939  Invesco Ltd.                            1,327,972
     46,358  Morgan Stanley                          1,368,024
      9,904  State Street Corp.                        663,073
      8,677  T. Rowe Price Group, Inc.                 680,624
                                               ---------------
                                                    19,759,277
                                               ---------------
             CHEMICALS -- 2.3%
      6,503  Air Products & Chemicals, Inc.            683,725
     15,596  CF Industries Holdings, Inc.            3,600,492
     32,743  Dow Chemical (The) Co.                  1,490,134
     22,376  E.I. du Pont de Nemours & Co.           1,365,160
      9,007  Eastman Chemical Co.                      702,186
     20,914  Ecolab, Inc.                            2,102,694
      9,633  FMC Corp.                                 680,379
     18,109  LyondellBasell Industries N.V.,
                Class A                              1,426,265
     76,887  Mosaic (The) Co.                        3,433,773
     15,330  PPG Industries, Inc.                    2,795,579
                                               ---------------
                                                    18,280,387
                                               ---------------
             COMMERCIAL BANKS -- 2.0%
     19,477  BB&T Corp.                                728,635
     15,290  Comerica, Inc.                            700,282
     34,564  Fifth Third Bancorp                       726,535
    150,651  Huntington Bancshares, Inc.             1,366,405
    108,329  KeyCorp                                 1,382,278
     12,487  M&T Bank Corp.                          1,392,425
     37,478  PNC Financial Services Group,
                Inc.                                 2,993,743
    220,493  Regions Financial Corp.                 2,242,414
     17,992  U.S. Bancorp                              714,822
     32,022  Wells Fargo & Co.                       1,451,877
     72,786  Zions Bancorporation                    2,092,597
                                               ---------------
                                                    15,792,013
                                               ---------------

                       See Notes to Financial Statements                 Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES --
                2.0%
     89,806  ADT (The) Corp.                   $     2,697,772
     48,793  Cintas Corp.                            2,784,617
    155,985  Pitney Bowes, Inc.                      3,927,702
     87,577  Republic Services, Inc.                 2,805,091
     53,135  Tyco International Ltd.                 2,151,436
     32,400  Waste Management, Inc.                  1,353,672
                                               ---------------
                                                    15,720,290
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
    161,891  Cisco Systems, Inc.                     3,547,032
     31,237  Harris Corp.                            2,165,973
      9,790  QUALCOMM, Inc.                            726,614
                                               ---------------
                                                     6,439,619
                                               ---------------
             COMPUTERS & PERIPHERALS -- 1.6%
      2,591  Apple, Inc.                             1,297,055
     86,707  EMC Corp.                               2,101,778
     41,219  SanDisk Corp.                           2,866,781
     51,773  Seagate Technology PLC                  2,736,721
     43,319  Western Digital Corp.                   3,732,798
                                               ---------------
                                                    12,735,133
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 0.5%
     23,080  Jacobs Engineering Group,
                Inc. (a)                             1,401,187
     92,128  Quanta Services, Inc. (a)               2,871,630
                                               ---------------
                                                     4,272,817
                                               ---------------
             CONSTRUCTION MATERIALS -- 0.1%
     12,233  Vulcan Materials Co.                      755,143
                                               ---------------
             CONSUMER FINANCE -- 0.7%
     24,035  American Express Co.                    2,043,456
     28,465  Capital One Financial Corp.             2,009,913
     12,992  Discover Financial Services               697,021
     27,659  SLM Corp.                                 629,519
                                               ---------------
                                                     5,379,909
                                               ---------------
             CONTAINERS & PACKAGING -- 1.4%
     14,483  Avery Dennison Corp.                      713,577
     28,141  Ball Corp.                              1,440,538
     53,239  Bemis Co., Inc.                         2,050,234
     19,683  MeadWestvaco Corp.                        709,966
     81,262  Owens-Illinois, Inc. (a)                2,603,635
    106,739  Sealed Air Corp.                        3,329,189
                                               ---------------
                                                    10,847,139
                                               ---------------
             DISTRIBUTORS -- 0.1%
      8,738  Genuine Parts Co.                         718,700
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES --
                0.3%
      4,383  Graham Holdings Co., Class B      $     2,744,021
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                1.8%
     46,685  Bank of America Corp.                     781,974
     41,847  Citigroup, Inc.                         1,984,803
      6,464  IntercontinentalExchange
                Group, Inc.                          1,349,619
     37,289  JPMorgan Chase & Co.                    2,064,319
     76,947  Leucadia National Corp.                 2,102,962
     27,886  McGraw Hill Financial Inc.              2,120,451
     27,790  Moody's Corp.                           2,072,578
     36,527  NASDAQ OMX Group (The),
                Inc.                                 1,393,505
                                               ---------------
                                                    13,870,211
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.0%
     62,021  AT&T, Inc.                              2,066,540
     91,289  CenturyLink, Inc.                       2,634,601
    625,282  Frontier Communications Corp.           2,938,825
                                               ---------------
                                                     7,639,966
                                               ---------------
             ELECTRIC UTILITIES -- 4.4%
     62,207  American Electric Power Co.,
                Inc.                                 3,036,324
     31,599  Duke Energy Corp.                       2,231,521
     78,498  Edison International                    3,780,464
     45,955  Entergy Corp.                           2,896,544
    132,693  Exelon Corp.                            3,848,097
     66,121  FirstEnergy Corp.                       2,082,150
     16,979  NextEra Energy, Inc.                    1,560,879
     68,591  Northeast Utilities                     3,004,286
    113,992  Pepco Holdings, Inc.                    2,214,865
     54,943  Pinnacle West Capital Corp.             2,891,650
     96,629  PPL Corp.                               2,953,948
     35,363  Southern (The) Co.                      1,458,370
    104,065  Xcel Energy, Inc.                       3,008,519
                                               ---------------
                                                    34,967,617
                                               ---------------
             ELECTRICAL EQUIPMENT -- 0.7%
     27,602  AMETEK, Inc.                            1,364,091
     28,648  Eaton Corp. PLC                         2,093,882
     10,358  Emerson Electric Co.                      683,006
     12,303  Rockwell Automation, Inc.               1,412,877
                                               ---------------
                                                     5,553,856
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.7%
     16,302  Amphenol Corp., Class A                 1,416,318
    203,954  Corning, Inc.                           3,510,048
     72,448  FLIR Systems, Inc.                      2,298,051
    208,398  Jabil Circuit, Inc.                     3,744,912
     39,569  TE Connectivity Ltd.                    2,236,044
                                               ---------------
                                                    13,205,373
                                               ---------------

Page 32                See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES --
                3.9%
     52,616  Baker Hughes, Inc.                $     2,980,170
     12,210  Cameron International Corp. (a)           732,234
     63,852  Diamond Offshore Drilling, Inc.         3,099,376
     63,562  Ensco PLC, Class A                      3,201,618
     28,646  Halliburton Co.                         1,403,941
     34,581  Helmerich & Payne, Inc.                 3,044,511
    213,917  Nabors Industries Ltd.                  3,653,702
     45,699  National Oilwell Varco, Inc.            3,427,882
     96,996  Noble Corp. PLC                         3,009,786
    102,784  Rowan Cos. PLC, Class A (a)             3,224,334
     73,542  Transocean Ltd.                         3,182,898
                                               ---------------
                                                    30,960,452
                                               ---------------
             FOOD & STAPLES RETAILING -- 1.3%
     30,469  CVS Caremark Corp.                      2,063,361
     55,165  Kroger (The) Co.                        1,991,456
     66,953  Safeway, Inc.                           2,091,612
     20,135  Sysco Corp.                               706,336
     50,619  Walgreen Co.                            2,902,999
      9,237  Wal-Mart Stores, Inc.                     689,819
                                               ---------------
                                                    10,445,583
                                               ---------------
             FOOD PRODUCTS -- 1.2%
     33,497  Archer-Daniels-Midland Co.              1,322,462
     21,569  ConAgra Foods, Inc.                       685,679
     14,564  General Mills, Inc.                       699,363
     32,185  Hormel Foods Corp.                      1,462,486
     14,030  J.M. Smucker (The) Co.                  1,352,352
    108,621  Tyson Foods, Inc., Class A              4,062,425
                                               ---------------
                                                     9,584,767
                                               ---------------
             GAS UTILITIES -- 0.4%
     61,562  AGL Resources, Inc.                     2,941,432
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.3%
     56,892  Abbott Laboratories                     2,085,661
     20,903  Baxter International, Inc.              1,427,675
     60,473  Boston Scientific Corp. (a)               818,200
      5,427  C. R. Bard, Inc.                          703,285
     36,509  CareFusion Corp. (a)                    1,488,472
     21,348  Covidien PLC                            1,456,787
     29,987  DENTSPLY International, Inc.            1,383,600
     22,107  Edwards Lifesciences Corp. (a)          1,439,608
      1,893  Intuitive Surgical, Inc. (a)              771,549
     50,663  Medtronic, Inc.                         2,865,499
     23,467  St. Jude Medical, Inc.                  1,425,151
      9,356  Varian Medical Systems, Inc. (a)          760,736
     15,600  Zimmer Holdings, Inc.                   1,465,932
                                               ---------------
                                                    18,092,155
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.0%
     31,793  Aetna, Inc.                       $     2,172,416
     51,692  AmerisourceBergen Corp.                 3,474,736
     41,546  Cigna Corp.                             3,585,835
     22,941  DaVita HealthCare Partners,
                Inc. (a)                             1,489,559
     10,349  Express Scripts Holding Co. (a)           772,967
     35,211  Humana, Inc.                            3,426,030
     31,822  Laboratory Corp. of America
                Holdings (a)                         2,858,570
     22,518  McKesson Corp.                          3,927,364
     67,883  Quest Diagnostics, Inc.                 3,563,858
     38,613  UnitedHealth Group, Inc.                2,790,948
     39,338  WellPoint, Inc.                         3,383,068
                                               ---------------
                                                    31,445,351
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                2.5%
     54,286  Carnival Corp.                          2,127,468
      6,822  Chipotle Mexican Grill, Inc. (a)        3,765,471
     26,739  Darden Restaurants, Inc.                1,321,976
    120,081  International Game Technology           1,732,769
     58,905  Marriott International, Inc.,
                Class A                              2,904,016
     14,983  McDonald's Corp.                        1,410,949
      9,149  Starwood Hotels & Resorts
                Worldwide, Inc.                        683,522
     39,457  Wyndham Worldwide Corp.                 2,799,080
     14,971  Wynn Resorts Ltd.                       3,254,995
                                               ---------------
                                                    20,000,246
                                               ---------------
             HOUSEHOLD DURABLES -- 3.0%
     65,134  D.R. Horton, Inc. (a)                   1,529,346
     62,907  Garmin Ltd.                             2,833,960
     44,404  Harman International Industries,
                Inc.                                 4,592,706
     70,481  Leggett & Platt, Inc.                   2,115,840
     36,749  Lennar Corp., Class A                   1,475,840
     24,409  Mohawk Industries, Inc. (a)             3,470,472
     67,284  Newell Rubbermaid, Inc.                 2,079,075
    178,422  PulteGroup, Inc.                        3,625,535
     13,902  Whirlpool Corp.                         1,853,137
                                               ---------------
                                                    23,575,911
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.1%
      8,929  Procter & Gamble (The) Co.                684,140
                                               ---------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.4%
    126,548  NRG Energy, Inc.                        3,524,362
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.4%
     15,548  3M Co.                                  1,993,098
      9,416  Danaher Corp.                             700,456
     25,933  General Electric Co.                      651,697
                                               ---------------
                                                     3,345,251
                                               ---------------

                       See Notes to Financial Statements                 Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 4.8%
     28,084  ACE Ltd.                          $     2,634,560
     21,763  Aflac, Inc.                             1,366,281
     26,655  Allstate (The) Corp.                    1,364,736
     71,194  American International Group,
                Inc.                                 3,414,464
     25,994  Aon PLC                                 2,091,477
     32,856  Assurant, Inc.                          2,147,140
     22,567  Chubb (The) Corp.                       1,907,814
     27,760  Cincinnati Financial Corp.              1,344,972
     46,806  Genworth Financial, Inc.,
                Class A (a)                            690,389
     70,408  Lincoln National Corp.                  3,381,696
     15,031  Marsh & McLennan Cos., Inc.               687,067
     58,965  Principal Financial Group, Inc.         2,569,105
     53,311  Progressive (The) Corp.                 1,238,948
     39,411  Prudential Financial, Inc.              3,325,894
     27,904  Torchmark Corp.                         2,096,986
     32,114  Travelers (The) Cos., Inc.              2,610,226
     62,163  Unum Group                              2,001,649
     91,318  XL Group PLC                            2,624,479
                                               ---------------
                                                    37,497,883
                                               ---------------
             INTERNET & CATALOG RETAIL -- 1.9%
      9,114  Amazon.com, Inc. (a)                    3,269,101
     31,305  Expedia, Inc.                           2,034,199
      9,872  Netflix, Inc. (a)                       4,040,906
      2,501  priceline.com, Inc. (a)                 2,863,370
     35,103  TripAdvisor, Inc. (a)                   2,709,600
                                               ---------------
                                                    14,917,176
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                1.4%
     53,194  Facebook, Inc., Class A (a)             3,328,349
      2,594  Google, Inc., Class A (a)               3,063,436
     48,638  VeriSign, Inc. (a)                      2,857,483
     53,924  Yahoo!, Inc. (a)                        1,942,342
                                               ---------------
                                                    11,191,610
                                               ---------------
             IT SERVICES -- 3.8%
     13,823  Alliance Data Systems Corp. (a)         3,312,820
      8,995  Automatic Data Processing, Inc.           689,017
     28,793  Cognizant Technology Solutions
                Corp., Class A (a)                   2,790,618
     65,040  Computer Sciences Corp.                 3,929,066
     40,624  Fidelity National Information
                Services, Inc.                       2,059,637
     36,929  Fiserv, Inc. (a)                        2,069,870
      7,751  International Business Machines
                Corp.                                1,369,447
     43,502  MasterCard, Inc., Class A               3,292,231
     15,965  Paychex, Inc.                             667,656
     31,958  Teradata Corp. (a)                      1,314,113
     87,367  Total System Services, Inc.             2,610,526
      6,529  Visa, Inc., Class A                     1,406,543


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             IT SERVICES (CONTINUED)
     84,277  Western Union Co.                 $     1,297,866
    298,640  Xerox Corp.                             3,240,244
                                               ---------------
                                                    30,049,654
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.2%
     39,641  Hasbro, Inc.                            1,947,166
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.7%
     12,710  Agilent Technologies, Inc.                739,086
     17,630  PerkinElmer, Inc.                         768,668
     26,112  Thermo Fisher Scientific, Inc.          3,006,536
      7,269  Waters Corp. (a)                          787,015
                                               ---------------
                                                     5,301,305
                                               ---------------
             MACHINERY -- 3.2%
     16,009  Caterpillar, Inc.                       1,503,405
     10,313  Cummins, Inc.                           1,309,545
     31,836  Deere & Co.                             2,736,622
     22,588  Dover Corp.                             1,955,217
     46,105  Flowserve Corp.                         3,334,775
      8,645  Illinois Tool Works, Inc.                 681,831
     62,138  Joy Global, Inc.                        3,280,265
      8,517  Pall Corp.                                682,212
     22,602  Parker Hannifin Corp.                   2,562,389
     46,794  Pentair Ltd.                            3,478,198
     13,274  Snap-on, Inc.                           1,329,391
      9,008  Stanley Black & Decker, Inc.              697,219
     42,017  Xylem, Inc.                             1,401,687
                                               ---------------
                                                    24,952,756
                                               ---------------
             MEDIA -- 2.7%
     45,616  CBS Corp., Class B                      2,678,572
     41,964  Comcast Corp., Class A                  2,284,940
     31,563  DIRECTV (a)                             2,191,419
      8,039  Discovery Communications,
                Inc., Class A (a)                      641,351
     73,721  Gannett Co., Inc.                       2,029,539
     82,135  Interpublic Group of Cos. (The),
                Inc.                                 1,340,443
     29,322  Omnicom Group, Inc.                     2,128,191
     16,824  Scripps Networks Interactive,
                Class A                              1,220,077
     16,094  Time Warner Cable, Inc.                 2,144,847
     20,852  Time Warner, Inc.                       1,310,131
     20,662  Twenty-First Century Fox, Inc.,
                Class A                                657,465
      8,323  Viacom, Inc., Class B                     683,318
     28,543  Walt Disney (The) Co.                   2,072,507
                                               ---------------
                                                    21,382,800
                                               ---------------
             METALS & MINING -- 0.8%
    273,524  Alcoa, Inc.                             3,148,261
     96,302  Freeport-McMoRan Copper &
                Gold, Inc.                           3,121,148
                                               ---------------
                                                     6,269,409
                                               ---------------

Page 34                See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL -- 1.8%
     36,152  Dollar General Corp. (a)          $     2,036,081
     12,884  Dollar Tree, Inc. (a)                     650,900
     33,564  Family Dollar Stores, Inc.              2,074,926
     64,043  Kohl's Corp.                            3,242,497
     40,837  Macy's, Inc.                            2,172,528
     23,524  Nordstrom, Inc.                         1,351,454
     45,955  Target Corp.                            2,602,891
                                               ---------------
                                                    14,131,277
                                               ---------------
             MULTI-UTILITIES -- 3.8%
     62,717  CenterPoint Energy, Inc.                1,467,578
     81,460  CMS Energy Corp.                        2,263,773
     52,597  Consolidated Edison, Inc.               2,861,803
     43,795  DTE Energy Co.                          2,987,695
     53,438  Integrys Energy Group, Inc.             2,903,821
     44,215  NiSource, Inc.                          1,519,669
     72,184  PG&E Corp.                              3,042,556
    113,435  Public Service Enterprise Group,
                Inc.                                 3,781,923
     61,955  SCANA Corp.                             2,928,613
     16,196  Sempra Energy                           1,501,531
    168,652  TECO Energy, Inc.                       2,762,520
     52,750  Wisconsin Energy Corp.                  2,250,842
                                               ---------------
                                                    30,272,324
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                7.2%
     36,656  Anadarko Petroleum Corp.                2,957,773
     42,291  Apache Corp.                            3,394,276
    133,915  Chesapeake Energy Corp.                 3,603,653
     29,097  Chevron Corp.                           3,248,098
     51,443  ConocoPhillips                          3,341,223
    221,208  Denbury Resources, Inc. (a)             3,554,812
     11,749  Devon Energy Corp.                        695,776
      4,331  EOG Resources, Inc.                       715,654
     35,914  Exxon Mobil Corp.                       3,309,834
     43,789  Hess Corp.                              3,305,631
    102,959  Marathon Oil Corp.                      3,376,026
     39,621  Marathon Petroleum Corp.                3,449,008
     56,018  Murphy Oil Corp.                        3,171,179
     38,217  Occidental Petroleum Corp.              3,346,663
     37,697  Phillips 66                             2,755,274
      3,949  Pioneer Natural Resources Co.             668,645
     94,863  QEP Resources, Inc.                     2,930,318
     49,702  Tesoro Corp.                            2,560,647
     72,112  Valero Energy Corp.                     3,684,923
    142,667  WPX Energy, Inc. (a)                    2,717,806
                                               ---------------
                                                    56,787,219
                                               ---------------
             PAPER & FOREST PRODUCTS -- 0.2%
     29,651  International Paper Co.                 1,415,539
                                               ---------------
             PHARMACEUTICALS -- 2.6%
     41,293  AbbVie, Inc.                            2,032,854
     21,634  Actavis PLC (a)                         4,088,393
     13,088  Allergan, Inc.                          1,499,885


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
     71,264  Eli Lilly & Co.                   $     3,848,969
     24,218  Forest Laboratories, Inc. (a)           1,605,654
      7,936  Johnson & Johnson                         702,098
     66,995  Mylan, Inc. (a)                         3,042,243
     18,947  Perrigo Co. PLC                         2,949,290
     23,731  Pfizer, Inc.                              721,422
                                               ---------------
                                                    20,490,808
                                               ---------------
             PROFESSIONAL SERVICES -- 0.8%
     11,843  Dun & Bradstreet (The) Corp.            1,302,730
     10,521  Equifax, Inc.                             737,102
     63,359  Nielsen Holdings N.V.                   2,679,452
     34,622  Robert Half International, Inc.         1,446,507
                                               ---------------
                                                     6,165,791
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.1%
     37,391  Host Hotels & Resorts, Inc.               687,620
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.3%
     82,915  CBRE Group, Inc., Class A (a)           2,200,564
                                               ---------------
             ROAD & RAIL -- 0.9%
     75,797  CSX Corp.                               2,039,697
      5,870  Kansas City Southern                      619,813
     15,661  Norfolk Southern Corp.                  1,450,052
     39,409  Ryder System, Inc.                      2,805,527
                                               ---------------
                                                     6,915,089
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.8%
     22,345  Altera Corp.                              746,993
     14,272  Analog Devices, Inc.                      688,910
     66,516  First Solar, Inc. (a)                   3,364,379
    140,002  Intel Corp.                             3,435,649
     40,049  Lam Research Corp. (a)                  2,026,880
    263,844  LSI Corp.                               2,910,199
     32,487  Microchip Technology, Inc.              1,457,367
    167,025  Micron Technology, Inc. (a)             3,848,256
    181,496  NVIDIA Corp.                            2,849,487
     16,554  Texas Instruments, Inc.                   701,890
                                               ---------------
                                                    22,030,010
                                               ---------------
             SOFTWARE -- 1.5%
     12,139  Adobe Systems, Inc. (a)                   718,507
     28,885  Autodesk, Inc. (a)                      1,480,356
    108,008  CA, Inc.                                3,464,897
     19,420  Microsoft Corp.                           735,047
     56,996  Oracle Corp.                            2,103,152
     12,971  Red Hat, Inc. (a)                         732,862
     26,341  Salesforce.com, Inc. (a)                1,594,421
     61,653  Symantec Corp.                          1,319,991
                                               ---------------
                                                    12,149,233
                                               ---------------

                       See Notes to Financial Statements                 Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL -- 3.2%
     14,629  AutoNation, Inc. (a)              $       722,526
      3,042  AutoZone, Inc. (a)                      1,505,973
     18,104  Bed Bath & Beyond, Inc. (a)             1,155,940
     72,908  Best Buy Co., Inc.                      1,716,254
     73,781  GameStop Corp., Class A                 2,587,500
     74,400  Gap (The), Inc.                         2,833,152
      8,828  Home Depot (The), Inc.                    678,432
     11,752  L Brands, Inc.                            615,335
     29,340  Lowe's Cos., Inc.                       1,358,149
     29,975  PetSmart, Inc.                          1,888,425
      9,701  Ross Stores, Inc.                         658,795
    182,981  Staples, Inc.                           2,408,030
     31,338  Tiffany & Co.                           2,607,008
     45,623  TJX (The) Cos., Inc.                    2,616,935
     58,778  Urban Outfitters, Inc. (a)              2,105,428
                                               ---------------
                                                    25,457,882
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.4%
     25,900  Coach, Inc.                             1,240,351
      6,060  Fossil Group, Inc. (a)                    677,690
     26,859  Michael Kors Holdings Ltd. (a)          2,146,840
     18,487  NIKE, Inc., Class B                     1,346,778
     16,032  PVH Corp.                               1,937,788
      4,117  Ralph Lauren Corp.                        645,916
     58,301  VF Corp.                                3,407,693
                                               ---------------
                                                    11,403,056
                                               ---------------
             THRIFTS & MORTGAGE FINANCE --
                0.1%
     48,075  People's United Financial, Inc.           683,146
                                               ---------------
             TOBACCO -- 0.1%
     14,343  Lorillard, Inc.                           705,962
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             788,907,617
             (Cost $734,500,249)

             MONEY MARKET FUNDS -- 0.0%
    341,579  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                      341,579
             (Cost $341,579)                   ---------------

             TOTAL INVESTMENTS -- 100.0%           789,249,196
             (Cost $734,841,828) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (103,118)
                                               ---------------
             NET ASSETS -- 100.0%              $   789,146,078
                                               ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $68,446,130 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,038,762.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $788,907,617      $    --       $    --
Money Market Funds         341,579           --            --
                      ----------------------------------------
Total Investments     $789,249,196      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 36                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.1%
     31,604  Alliant Techsystems, Inc.         $     4,541,495
     44,186  B/E Aerospace, Inc. (a)                 3,511,461
     30,173  Esterline Technologies Corp. (a)        3,106,310
    121,055  Exelis, Inc.                            2,371,467
     42,723  Huntington Ingalls Industries,
                Inc.                                 4,059,540
     40,442  Triumph Group, Inc.                     2,767,042
                                               ---------------
                                                    20,357,315
                                               ---------------
             AIRLINES -- 1.1%
     52,413  Alaska Air Group, Inc.                  4,144,296
    359,815  JetBlue Airways Corp. (a)               3,151,979
                                               ---------------
                                                     7,296,275
                                               ---------------
             AUTO COMPONENTS -- 0.3%
     69,940  Gentex Corp.                            2,265,357
                                               ---------------
             AUTOMOBILES -- 0.2%
     27,851  Thor Industries, Inc.                   1,430,706
                                               ---------------
             BIOTECHNOLOGY -- 0.9%
     33,502  Cubist Pharmaceuticals, Inc. (a)        2,448,661
     34,007  United Therapeutics Corp. (a)           3,489,798
                                               ---------------
                                                     5,938,459
                                               ---------------
             BUILDING PRODUCTS -- 1.3%
     71,293  A.O. Smith Corp.                        3,366,456
     50,488  Fortune Brands Home &
                Security, Inc.                       2,274,989
     36,168  Lennox International, Inc.              3,130,702
                                               ---------------
                                                     8,772,147
                                               ---------------
             CAPITAL MARKETS -- 2.1%
     14,185  Affiliated Managers Group,
                Inc. (a)                             2,826,219
    362,785  Apollo Investment Corp.                 3,061,905
     17,974  Eaton Vance Corp.                         684,270
     26,705  Federated Investors, Inc.,
                Class B (b)                            718,098
    124,350  Janus Capital Group, Inc.               1,366,607
     44,290  SEI Investments Co.                     1,508,517
     59,053  Waddell & Reed Financial, Inc.,
                Class A                              3,827,816
                                               ---------------
                                                    13,993,432
                                               ---------------
             CHEMICALS -- 4.1%
     24,266  Albemarle Corp.                         1,557,392
     39,628  Ashland, Inc.                           3,677,875
     44,889  Cabot Corp.                             2,184,748
     33,023  Cytec Industries, Inc.                  2,971,079
    194,218  Intrepid Potash, Inc. (a) (b)           2,855,005
     51,214  Minerals Technologies, Inc.             2,646,739
      4,603  NewMarket Corp.                         1,541,360
    133,294  Olin Corp. (b)                          3,426,989
     74,113  RPM International, Inc.                 2,940,063


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CHEMICALS (CONTINUED)
     24,722  Scotts Miracle-Gro (The) Co.,
                Class A                            $ 1,468,239
     47,554  Sensient Technologies Corp.             2,326,342
                                               ---------------
                                                    27,595,831
                                               ---------------
             COMMERCIAL BANKS -- 3.8%
     90,768  BancorpSouth, Inc.                      2,139,402
     28,773  Cathay General Bancorp                    676,165
     19,417  City National Corp.                     1,404,820
     21,993  East West Bancorp, Inc.                   735,886
    217,261  First Niagara Financial Group,
                Inc.                                 1,877,135
     34,598  FirstMerit Corp.                          704,069
    117,600  Fulton Financial Corp.                  1,452,360
     41,936  Hancock Holding Co.                     1,450,986
     58,288  International Bancshares Corp.          1,364,522
     12,133  Prosperity Bancshares, Inc.               759,040
     21,479  Signature Bank (a)                      2,621,727
     36,673  SVB Financial Group (a)                 4,115,811
     94,659  TCF Financial Corp.                     1,524,010
     57,310  Trustmark Corp.                         1,361,686
    151,997  Valley National Bancorp (b)             1,472,851
     49,333  Webster Financial Corp.                 1,496,763
                                               ---------------
                                                    25,157,233
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                1.9%
     25,654  Clean Harbors, Inc. (a)                 1,438,676
     20,985  Copart, Inc. (a)                          719,366
     73,683  Deluxe Corp.                            3,577,310
     26,054  Herman Miller, Inc.                       730,293
     19,807  HNI Corp.                                 679,578
     15,019  Mine Safety Appliances Co.                756,657
    189,621  R.R. Donnelley & Sons Co.               3,502,300
     25,391  Rollins, Inc.                             731,769
     17,628  Waste Connections, Inc.                   720,633
                                               ---------------
                                                    12,856,582
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 0.9%
     96,419  Ciena Corp. (a)                         2,249,455
     59,253  JDS Uniphase Corp. (a)                    787,473
     49,673  Plantronics, Inc.                       2,132,462
     42,539  Riverbed Technology, Inc. (a)             838,869
                                               ---------------
                                                     6,008,259
                                               ---------------
             COMPUTERS & PERIPHERALS -- 1.1%
     41,381  3D Systems Corp. (a) (b)                3,216,545
    108,264  Lexmark International, Inc.,
                Class A                              4,242,866
                                               ---------------
                                                     7,459,411
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 1.3%
    130,667  AECOM Technology Corp. (a)              3,746,223

                       See Notes to Financial Statements                 Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION & ENGINEERING
                (CONTINUED)
     48,235  KBR, Inc.                         $     1,509,755
     72,571  URS Corp.                               3,643,064
                                               ---------------
                                                     8,899,042
                                               ---------------
             CONSTRUCTION MATERIALS -- 0.1%
      9,933  Eagle Materials, Inc.                     782,224
                                               ---------------
             CONTAINERS & PACKAGING -- 2.1%
     34,026  AptarGroup, Inc.                        2,170,859
     44,033  Greif, Inc., Class A                    2,229,391
     48,616  Packaging Corp. of America              3,140,593
     36,621  Rock Tenn Co., Class A                  3,716,299
     32,033  Silgan Holdings, Inc.                   1,468,072
     36,870  Sonoco Products Co.                     1,525,681
                                               ---------------
                                                    14,250,895
                                               ---------------
             DISTRIBUTORS -- 0.3%
     70,131  LKQ Corp. (a)                           1,898,446
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                1.2%
    112,607  Apollo Education Group,
                Inc. (a)                             3,636,080
     43,330  DeVry Education Group, Inc.             1,565,946
     36,100  Matthews International Corp.,
                Class A                              1,534,972
     28,914  Sotheby's                               1,385,559
                                               ---------------
                                                     8,122,557
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                0.4%
     29,604  CBOE Holdings, Inc.                     1,540,000
     17,592  MSCI, Inc. (a)                            751,530
                                               ---------------
                                                     2,291,530
                                               ---------------
             ELECTRIC UTILITIES -- 2.9%
     49,492  Cleco Corp.                             2,418,179
    126,915  Great Plains Energy, Inc.               3,132,262
     88,538  Hawaiian Electric Industries,
                Inc.                                 2,303,759
     59,344  IDACORP, Inc.                           3,129,209
     68,062  OGE Energy Corp.                        2,318,872
    127,546  PNM Resources, Inc.                     3,144,009
     95,630  Westar Energy, Inc.                     3,172,047
                                               ---------------
                                                    19,618,337
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.4%
     35,177  Acuity Brands, Inc.                     4,468,886
     14,125  Hubbell, Inc., Class B                  1,648,811
     41,731  Regal-Beloit Corp.                      3,091,850
                                               ---------------
                                                     9,209,547
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.1%
     56,708  Arrow Electronics, Inc. (a)       $     2,913,657
     69,744  Avnet, Inc.                             2,864,386
    131,135  Ingram Micro, Inc., Class A (a)         3,280,998
     18,564  Itron, Inc. (a)                           749,614
     74,526  Tech Data Corp. (a)                     4,018,442
     44,329  Trimble Navigation Ltd. (a)             1,433,157
    290,009  Vishay Intertechnology, Inc. (a)        3,938,322
     28,443  Zebra Technologies Corp.,
                Class A (a)                          1,563,227
                                               ---------------
                                                    20,761,803
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                2.8%
     72,027  Atwood Oceanics, Inc. (a)               3,414,080
     13,200  CARBO Ceramics, Inc. (b)                1,519,584
     12,898  Dresser-Rand Group, Inc. (a)              735,186
      6,996  Dril-Quip, Inc. (a)                       703,518
      9,750  Oceaneering International, Inc.           664,462
     60,751  Patterson-UTI Energy, Inc.              1,560,693
    144,514  Superior Energy Services, Inc.          3,416,311
     64,881  Tidewater, Inc.                         3,364,080
     59,597  Unit Corp. (a)                          2,978,062
                                               ---------------
                                                    18,355,976
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.1%
    105,501  SUPERVALU, Inc. (a)                       609,796
                                               ---------------
             FOOD PRODUCTS -- 2.7%
    223,707  Dean Foods Co. (a)                      3,534,571
     71,645  Flowers Foods, Inc.                     1,500,963
     10,176  Green Mountain Coffee
                Roasters, Inc. (b)                     824,256
     42,361  Hain Celestial Group (The),
                Inc. (a)                             3,892,552
     56,172  Ingredion, Inc.                         3,499,516
      8,725  Lancaster Colony Corp.                    758,377
     15,610  Post Holdings, Inc. (a)                   835,603
    134,107  WhiteWave Foods Co.,
                Class A (a)                          3,246,730
                                               ---------------
                                                    18,092,568
                                               ---------------
             GAS UTILITIES -- 1.3%
     50,799  Atmos Energy Corp.                      2,438,860
     21,544  National Fuel Gas Co.                   1,623,556
     33,454  Questar Corp.                             780,147
     55,652  UGI Corp.                               2,414,740
     38,398  WGL Holdings, Inc.                      1,450,677
                                               ---------------
                                                     8,707,980
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.8%
     18,631  Cooper (The) Cos., Inc.                 2,315,461
     55,813  Hill-Rom Holdings, Inc.                 2,024,338
     34,412  Hologic, Inc. (a)                         735,040

Page 38                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
     78,936  Masimo Corp. (a)                  $     2,308,878
     16,336  ResMed, Inc. (b)                          712,413
     48,019  STERIS Corp.                            2,203,592
     16,388  Teleflex, Inc.                          1,534,572
                                               ---------------
                                                    11,834,294
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.8%
     78,340  Community Health Systems,
                Inc. (a)                             3,244,059
     77,766  Health Net, Inc. (a)                    2,557,724
     20,194  Henry Schein, Inc. (a)                  2,320,089
     58,221  LifePoint Hospitals, Inc. (a)           3,086,295
     72,040  MEDNAX, Inc. (a)                        4,008,306
     38,226  Omnicare, Inc.                          2,387,596
     21,037  Owens & Minor, Inc.                       728,722
     28,394  Universal Health Services, Inc.,
                Class B                              2,328,876
     73,575  VCA Antech, Inc. (a)                    2,349,985
     32,765  WellCare Health Plans, Inc. (a)         2,133,329
                                               ---------------
                                                    25,144,981
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.1%
     49,748  Allscripts Healthcare Solutions,
                Inc. (a)                               823,827
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                2.7%
     39,215  Bally Technologies, Inc. (a)            2,875,244
     49,791  Brinker International, Inc.             2,407,893
     31,867  Cheesecake Factory (The), Inc.          1,419,356
     22,085  Domino's Pizza, Inc.                    1,559,422
     65,013  International Speedway Corp.,
                Class A                              2,182,486
     81,820  Life Time Fitness, Inc. (a)             3,367,711
    136,285  Scientific Games Corp.,
                Class A (a)                          1,918,893
    264,600  Wendy's (The) Co. (b)                   2,399,922
                                               ---------------
                                                    18,130,927
                                               ---------------
             HOUSEHOLD DURABLES -- 2.3%
     62,682  Jarden Corp. (a)                        3,789,127
    119,278  M.D.C. Holdings, Inc. (a)               3,684,497
      1,499  NVR, Inc. (a)                           1,728,962
     71,266  Tempur Sealy International,
                Inc. (a)                             3,512,701
     41,573  Toll Brothers, Inc. (a)                 1,527,808
     16,272  Tupperware Brands Corp.                 1,275,074
                                               ---------------
                                                    15,518,169
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.3%
     11,604  Church & Dwight Co., Inc.                 749,386
     14,211  Energizer Holdings, Inc.                1,342,940
                                               ---------------
                                                     2,092,326
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES -- 0.2%
     19,373  Carlisle Cos., Inc.               $     1,443,870
                                               ---------------
             INSURANCE -- 5.9%
      5,769  Alleghany Corp. (a)                     2,147,972
     39,974  American Financial Group, Inc.          2,195,372
     32,777  Arthur J. Gallagher & Co.               1,515,281
     74,471  Aspen Insurance Holdings Ltd.           2,896,922
     49,003  Brown & Brown, Inc.                     1,543,104
     24,671  Everest Re Group, Ltd.                  3,571,374
     94,805  Fidelity National Financial, Inc.,
                Class A                              2,990,150
    109,093  First American Financial Corp.          2,827,691
     12,881  Hanover Insurance Group,
                (The), Inc.                            715,282
     66,676  HCC Insurance Holdings, Inc.            2,861,067
     56,441  Kemper Corp.                            2,074,207
    222,671  Old Republic International
                Corp.                                3,478,121
     17,924  Primerica, Inc.                           755,138
     45,545  Protective Life Corp.                   2,232,160
     29,806  Reinsurance Group of America,
                Inc.                                 2,225,614
     34,827  StanCorp Financial Group, Inc.          2,237,635
     70,902  W. R. Berkley Corp.                     2,748,161
                                               ---------------
                                                    39,015,251
                                               ---------------
             INTERNET & CATALOG RETAIL -- 0.1%
     12,345  HSN, Inc.                                 676,136
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                0.2%
     32,995  AOL, Inc. (a)                           1,520,410
                                               ---------------
             IT SERVICES -- 4.6%
     83,191  Acxiom Corp. (a)                        2,991,548
     97,306  Broadridge Financial Solutions,
                Inc.                                 3,531,235
    146,148  Convergys Corp.                         2,977,035
     86,586  CoreLogic, Inc. (a)                     2,757,764
     33,904  DST Systems, Inc.                       3,085,264
     32,474  Gartner, Inc. (a)                       2,283,897
     47,337  Global Payments, Inc.                   3,128,502
     38,968  Jack Henry & Associates, Inc.           2,173,635
     16,543  Leidos Holdings, Inc.                     750,060
    128,484  ManTech International Corp.,
                Class A                              3,738,884
     46,514  Science Applications
                International Corp.                  1,721,483
     15,533  WEX, Inc. (a)                           1,279,298
                                               ---------------
                                                    30,418,605
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                1.0%
     83,489  Brunswick Corp.                         3,461,454
     26,404  Polaris Industries, Inc.                3,305,781
                                               ---------------
                                                     6,767,235
                                               ---------------

                       See Notes to Financial Statements                 Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES --
                0.6%
      6,222  Bio-Rad Laboratories, Inc.,
                Class A (a)                    $       790,941
     29,001  Charles River Laboratories
                International, Inc. (a)              1,639,426
      8,734  Covance, Inc. (a)                         825,887
      8,124  Techne Corp.                              738,228
                                               ---------------
                                                     3,994,482
                                               ---------------
             MACHINERY -- 5.7%
     64,969  AGCO Corp.                              3,464,797
     11,952  CLARCOR, Inc.                             662,380
     11,436  Crane Co.                                 722,298
     17,697  Donaldson Co., Inc.                       730,178
     19,690  Graco, Inc.                             1,368,258
     27,439  Harsco Corp.                              696,676
     31,243  IDEX Corp.                              2,249,809
     88,566  ITT Corp.                               3,626,778
     44,312  Kennametal, Inc.                        1,920,482
     10,781  Lincoln Electric Holdings, Inc.           746,045
     61,064  Oshkosh Corp.                           3,306,005
     91,582  Terex Corp.                             3,754,862
     55,864  Timken (The) Co.                        3,146,819
     70,534  Trinity Industries, Inc.                4,107,195
     20,630  Valmont Industries, Inc.                3,019,819
     41,422  Wabtec Corp.                            3,057,358
     33,725  Woodward, Inc.                          1,445,116
                                               ---------------
                                                    38,024,875
                                               ---------------
             MARINE -- 0.4%
     15,498  Kirby Corp. (a)                         1,546,545
     58,913  Matson, Inc.                            1,409,788
                                               ---------------
                                                     2,956,333
                                               ---------------
             MEDIA -- 1.3%
     46,151  Cinemark Holdings, Inc.                 1,352,686
    108,325  DreamWorks Animation SKG,
                Inc., Class A (a)                    3,654,885
     13,933  John Wiley & Sons, Inc.,
                Class A                                754,333
     14,720  Lamar Advertising Co.,
                Class A (a)                            716,275
     29,695  Meredith Corp.                          1,359,437
     48,463  New York Times (The) Co.,
                Class A                                685,267
                                               ---------------
                                                     8,522,883
                                               ---------------
             METALS & MINING -- 1.7%
     24,730  Carpenter Technology Corp.              1,437,060
     75,662  Commercial Metals Co.                   1,442,118
     40,565  Reliance Steel & Aluminum Co.           2,837,522
     16,694  Royal Gold, Inc.                          933,862
    118,082  Steel Dynamics, Inc.                    1,948,353
     73,109  Worthington Industries, Inc.            2,963,839
                                               ---------------
                                                    11,562,754
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MULTILINE RETAIL -- 0.5%
    119,093  Big Lots, Inc. (a)                $     3,190,501
                                               ---------------
             MULTI-UTILITIES -- 1.3%
     59,620  Alliant Energy Corp.                    3,097,855
     43,940  Black Hills Corp.                       2,409,230
     25,175  MDU Resources Group, Inc.                 806,607
     64,995  Vectren Corp.                           2,373,618
                                               ---------------
                                                     8,687,310
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                2.5%
     86,158  Bill Barrett Corp. (a) (b)              2,413,286
     29,324  Cimarex Energy Co.                      2,873,165
     32,612  Energen Corp.                           2,306,321
     77,390  HollyFrontier Corp.                     3,583,157
     37,016  SM Energy Co.                           3,063,444
     53,460  World Fuel Services Corp.               2,283,811
                                               ---------------
                                                    16,523,184
                                               ---------------
             PAPER & FOREST PRODUCTS -- 1.1%
     32,610  Domtar Corp.                            3,502,640
    207,754  Louisiana-Pacific Corp. (a)             3,641,928
                                               ---------------
                                                     7,144,568
                                               ---------------
             PHARMACEUTICALS -- 1.1%
     45,604  Endo Health Solutions, Inc. (a)         3,004,392
     42,757  Salix Pharmaceuticals Ltd. (a)          4,161,966
                                               ---------------
                                                     7,166,358
                                               ---------------
             PROFESSIONAL SERVICES -- 1.1%
     29,799  Corporate Executive Board
                (The) Co.                            2,178,307
     37,390  FTI Consulting, Inc. (a)                1,386,047
     30,135  Towers Watson & Co., Class A            3,523,384
                                               ---------------
                                                     7,087,738
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                1.0%
    119,910  Corrections Corp. of America            4,025,379
     54,806  Rayonier, Inc.                          2,425,713
                                               ---------------
                                                     6,451,092
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.3%
     15,023  Jones Lang LaSalle, Inc.                1,716,528
                                               ---------------
             ROAD & RAIL -- 1.6%
     58,104  Con-way, Inc.                           2,235,261
      8,007  Genesee & Wyoming, Inc.,
                Class A (a)                            723,352
      9,950  J.B. Hunt Transport Services,
                Inc.                                   746,747
     58,024  Old Dominion Freight Line,
                Inc. (a)                             3,147,222
    155,500  Werner Enterprises, Inc.                4,052,330
                                               ---------------
                                                    10,904,912
                                               ---------------

Page 40                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.8%
     12,292  Cree, Inc. (a)                    $       742,683
     57,611  Fairchild Semiconductor
                International, Inc. (a)                735,116
    226,429  Integrated Device Technology,
                Inc. (a)                             2,185,040
     80,788  Skyworks Solutions, Inc. (a)            2,443,837
    235,741  SunEdison, Inc. (a)                     3,279,157
    130,948  Teradyne, Inc. (a)                      2,463,132
                                               ---------------
                                                    11,848,965
                                               ---------------
             SOFTWARE -- 3.1%
     59,162  ACI Worldwide, Inc. (a)                 3,585,809
     21,981  Advent Software, Inc.                     722,296
    274,288  Cadence Design Systems,
                Inc. (a)                             3,872,947
      7,454  Concur Technologies, Inc. (a)             904,468
     36,717  Fair Isaac Corp.                        1,995,936
     18,533  Informatica Corp. (a)                     747,992
     40,218  MICROS Systems, Inc. (a)                2,233,305
     86,929  PTC, Inc. (a)                           3,101,627
     39,061  Rovi Corp. (a)                            828,484
     21,738  Solera Holdings, Inc.                   1,452,750
     37,915  Synopsys, Inc. (a)                      1,511,292
                                               ---------------
                                                    20,956,906
                                               ---------------
             SPECIALTY RETAIL -- 7.1%
    130,800  Aaron's, Inc.                           3,517,212
    116,850  Abercrombie & Fitch Co.,
                Class A                              4,134,153
     34,744  Advance Auto Parts, Inc.                3,988,959
    267,050  American Eagle Outfitters, Inc.         3,613,186
     84,147  ANN, Inc. (a)                           2,721,314
    145,388  Ascena Retail Group, Inc. (a)           2,727,479
     34,613  Cabela's, Inc. (a)                      2,314,225
     81,646  Chico's FAS, Inc.                       1,355,324
     41,890  CST Brands, Inc.                        1,337,548
     13,238  Dick's Sporting Goods, Inc.               694,995
     74,238  Foot Locker, Inc.                       2,865,587
     99,016  Guess?, Inc.                            2,777,399
     74,024  Murphy USA, Inc. (a)                    2,867,690
    581,553  Office Depot, Inc. (a)                  2,843,794
    115,343  Rent-A-Center, Inc.                     2,876,654
     29,318  Signet Jewelers Ltd.                    2,332,247
     39,655  Tractor Supply Co.                      2,637,454
     26,393  Williams-Sonoma, Inc.                   1,438,946
                                               ---------------
                                                    47,044,166
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.6%
     45,531  Deckers Outdoor Corp. (a)               3,549,142
     43,780  Hanesbrands, Inc.                       3,114,509
     35,240  Under Armour, Inc., Class A (a)         3,809,796
                                               ---------------
                                                    10,473,447
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE -- 0.2%
     55,611  Astoria Financial Corp.           $       736,290
     45,644  New York Community
                Bancorp, Inc.                          738,976
                                               ---------------
                                                     1,475,266
                                               ---------------
             TOBACCO -- 0.5%
     70,431  Universal Corp. (b)                     3,614,519
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.2%
     44,227  GATX Corp.                              2,560,743
      9,510  MSC Industrial Direct Co., Inc.,
                Class A                                799,030
     49,333  United Rentals, Inc. (a)                3,993,013
      8,006  Watsco, Inc.                              757,528
                                               ---------------
                                                     8,110,314
                                               ---------------
             WATER UTILITIES -- 0.2%
     65,206  Aqua America, Inc.                      1,561,684
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
    149,167  Telephone & Data Systems, Inc.          4,030,492
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             667,167,016
             (Cost $609,402,547)               ---------------

             MONEY MARKET FUNDS -- 0.6%
  3,792,676  Goldman Sachs Financial
                Square Treasury Instruments
                Fund - Institutional  Class -
                0.001% (c) (d)                       3,792,676
    345,436  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03.% (c)                     345,436
                                               ---------------
             TOTAL MONEY MARKET FUNDS --
                0.6%                                 4,138,112
             (Cost $4,138,112)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                1.7%
$11,021,215  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $11,021,217.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $11,241,193. (d)        11,021,215
             (Cost $11,021,215)                ---------------

                       See Notes to Financial Statements                 Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2014 (UNAUDITED)

             DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TOTAL INVESTMENTS -- 102.3%       $   682,326,343
             (Cost $624,561,874) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.3)%              (15,152,854)
                                               ---------------
             NET ASSETS -- 100.0%              $   667,173,489
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $14,474,325 and the total value of the collateral held by the Fund is $14,813,891.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $68,077,281 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,312,812.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements.):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $667,167,016    $        --    $      --
Money Market Funds       4,138,112             --           --
Repurchase
   Agreements                   --     11,021,215           --
                      ----------------------------------------
Total Investments     $671,305,128    $11,021,215    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    14,474,325
Non-cash Collateral(2)                             (14,474,325)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(3)                   $    11,021,215
Non-cash Collateral(4)                             (11,021,215)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

Page 42                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 2.3%
     68,468  AAR Corp.                         $     1,824,672
     13,166  Aerovironment, Inc. (a)                   392,610
     12,329  Curtiss-Wright Corp.                      757,247
     57,420  Engility Holdings, Inc. (a)             2,199,760
     85,141  GenCorp, Inc. (a) (b)                   1,449,100
     16,937  Moog, Inc., Class A (a)                 1,017,236
     23,823  National Presto Industries,
                Inc. (a) (b)                         1,812,692
     49,385  Orbital Sciences Corp. (a)              1,207,463
      8,351  Teledyne Technologies, Inc. (a)           767,207
                                               ---------------
                                                    11,427,987
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.5%
     46,604  Atlas Air Worldwide Holdings,
                Inc. (a)                             1,646,519
      8,736  Forward Air Corp.                         389,102
      9,618  Hub Group, Inc., Class A (a)              398,666
                                               ---------------
                                                     2,434,287
                                               ---------------
             AIRLINES -- 0.3%
    129,319  SkyWest, Inc.                           1,682,440
                                               ---------------
             AUTO COMPONENTS -- 0.9%
     13,682  Dorman Products, Inc. (a)                 713,653
     29,967  Drew Industries, Inc.                   1,441,113
     31,269  Standard Motor Products, Inc.           1,022,809
     74,370  Superior Industries
                International, Inc.                  1,354,278
                                               ---------------
                                                     4,531,853
                                               ---------------
             AUTOMOBILES -- 0.3%
     55,894  Winnebago Industries, Inc. (a)          1,339,220
                                               ---------------
             BEVERAGES -- 0.1%
      3,173  Boston Beer (The) Co., Inc.,
                Class A (a)                            660,968
                                               ---------------
             BIOTECHNOLOGY -- 0.6%
     50,053  Emergent Biosolutions, Inc. (a)         1,197,768
     29,168  Ligand Pharmaceuticals, Inc. (a)        1,806,666
                                               ---------------
                                                     3,004,434
                                               ---------------
             BUILDING PRODUCTS -- 1.2%
     48,020  AAON, Inc.                              1,424,273
     29,110  American Woodmark Corp. (a)             1,022,052
     42,724  Apogee Enterprises, Inc.                1,444,071
     87,107  Griffon Corp.                           1,094,064
     10,444  Simpson Manufacturing Co.,
                Inc.                                   340,475
     14,714  Universal Forest Products, Inc.           773,221
                                               ---------------
                                                     6,098,156
                                               ---------------
             CAPITAL MARKETS -- 2.5%
     97,186  Calamos Asset Management,
                Inc., Class A                        1,114,723
     32,082  Evercore Partners, Inc., Class A        1,791,459
     22,082  Financial Engines, Inc.                 1,345,236


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
     42,857  HFF, Inc., Class A                $     1,267,710
     74,623  Investment Technology Group,
                Inc. (a)                             1,231,280
     38,793  Piper Jaffray Cos., Inc. (a)            1,523,789
    170,931  Prospect Capital Corp.                  1,858,020
     32,016  Stifel Financial Corp. (a)              1,445,522
      3,835  Virtus Investment Partners,
                Inc. (a)                               698,967
                                               ---------------
                                                    12,276,706
                                               ---------------
             CHEMICALS -- 2.7%
     10,879  A. Schulman, Inc.                         369,560
     13,069  Balchem Corp.                             712,522
     37,294  Calgon Carbon Corp. (a)                   757,441
    121,380  FutureFuel Corp.                        1,985,777
     29,484  H.B. Fuller Co.                         1,373,365
     30,940  Hawkins, Inc.                           1,089,397
     23,675  Innophos Holdings, Inc.                 1,104,912
     16,767  Koppers Holdings, Inc.                    662,296
     54,252  PolyOne Corp.                           1,929,201
      9,952  Quaker Chemical Corp.                     687,783
     17,534  Stepan Co.                              1,111,480
     39,940  Tredegar Corp.                            990,113
     42,243  Zep, Inc.                                 677,578
                                               ---------------
                                                    13,451,425
                                               ---------------
             COMMERCIAL BANKS -- 3.9%
     13,555  Bank of the Ozarks, Inc.                  859,387
      8,558  Banner Corp.                              315,191
     23,121  BBCN Bancorp, Inc.                        347,971
     21,308  Cardinal Financial Corp.                  363,301
      8,280  City Holding Co.                          369,454
     19,332  Community Bank System, Inc.               688,219
     22,471  CVB Financial Corp.                       335,267
     30,394  F.N.B. Corp.                              359,865
     43,488  First Commonwealth Financial
                Corp.                                  357,036
     44,011  First Financial Bancorp                   729,702
      5,784  First Financial Bankshares, Inc.          353,807
     43,760  First Midwest Bancorp, Inc.               698,847
     25,751  Glacier Bancorp, Inc.                     680,599
     17,523  Hanmi Financial Corp.                     377,971
     30,809  Home BancShares, Inc.                     950,150
      9,788  Independent Bank Corp.                    353,934
     14,809  NBT Bancorp, Inc.                         356,008
     49,911  Old National Bancorp                      698,754
     18,170  PacWest Bancorp (b)                       728,799
     11,791  Pinnacle Financial Partners, Inc.         384,858
     39,776  PrivateBancorp, Inc.                    1,137,196
     30,308  S&T Bancorp, Inc.                         708,904
     28,689  Sterling Bancorp                          361,481
     89,618  Susquehanna Bancshares, Inc.              970,563
     57,721  Taylor Capital Group, Inc. (a)          1,288,910
     18,499  Texas Capital Bancshares,
                Inc. (a)                             1,100,136
      7,464  Tompkins Financial Corp.                  350,062
     20,041  Umpqua Holdings Corp.                     351,920

                       See Notes to Financial Statements                 Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL BANKS (CONTINUED)
     43,220  United Community Banks,
                Inc. (a)                       $       720,910
    105,278  Wilshire Bancorp, Inc.                  1,048,569
     24,949  Wintrust Financial Corp.                1,093,515
                                               ---------------
                                                    19,441,286
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                1.5%
     40,249  ABM Industries, Inc.                    1,073,038
     22,750  Consolidated Graphics, Inc. (a)         1,475,110
     12,329  G&K Services, Inc., Class A               689,068
     17,468  Interface, Inc.                           365,955
     18,629  Mobile Mini, Inc. (a)                     720,383
     14,339  UniFirst Corp.                          1,517,066
     25,075  United Stationers, Inc.                 1,038,857
     13,806  Viad Corp.                                362,960
                                               ---------------
                                                     7,242,437
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 2.1%
     78,711  ARRIS Group, Inc. (a)                   2,038,615
     35,999  Bel Fuse, Inc., Class B                   690,101
     64,356  Black Box Corp.                         1,763,998
     68,567  CalAmp Corp. (a)                        2,021,355
     24,339  Comtech Telecommunications
                Corp.                                  740,392
     31,648  Digi International, Inc. (a)              325,974
     57,636  Ixia (a)                                  737,165
     34,933  NETGEAR, Inc. (a)                       1,114,712
     41,242  Oplink Communications,
                Inc. (a)                               698,227
     40,080  PC-Tel, Inc.                              329,057
                                               ---------------
                                                    10,459,596
                                               ---------------
             COMPUTERS & PERIPHERALS -- 0.9%
     39,615  Electronics for Imaging, Inc. (a)       1,678,487
     51,624  Intevac, Inc. (a)                         383,050
    162,114  QLogic Corp. (a)                        1,875,659
     22,351  Super Micro Computer, Inc. (a)            459,537
                                               ---------------
                                                     4,396,733
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 0.9%
     52,566  Aegion Corp. (a)                        1,078,654
     59,345  Comfort Systems USA, Inc.               1,011,239
     41,406  Dycom Industries, Inc. (a)              1,152,329
     18,075  EMCOR Group, Inc.                         768,368
     31,885  Orion Marine Group, Inc. (a)              357,112
                                               ---------------
                                                     4,367,702
                                               ---------------
             CONSTRUCTION MATERIALS -- 0.1%
     39,180  Headwaters, Inc. (a)                      435,682
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CONSUMER FINANCE -- 1.6%
     50,075  Cash America International,
                Inc.                           $     1,839,255
     30,525  Encore Capital Group, Inc. (a)          1,452,685
    164,055  EZCORP, Inc., Class A (a)               1,801,324
      6,203  First Cash Financial Services,
                Inc. (a)                               304,815
     30,501  Green Dot Corp., Class A (a)              686,882
     17,529  World Acceptance Corp. (a) (b)          1,677,350
                                               ---------------
                                                     7,762,311
                                               ---------------
             CONTAINERS & PACKAGING -- 0.2%
     54,483  Myers Industries, Inc.                  1,043,349
                                               ---------------
             DISTRIBUTORS -- 0.3%
    114,840  VOXX International Corp. (a)            1,530,817
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                1.1%
     17,320  Capella Education Co.                   1,080,595
     39,114  Hillenbrand, Inc.                       1,058,816
     34,268  ITT Educational Services,
                Inc. (a) (b)                         1,007,479
     52,870  Regis Corp.                               651,887
     44,511  Strayer Education, Inc. (a) (b)         1,556,105
                                               ---------------
                                                     5,354,882
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                0.2%
     17,207  MarketAxess Holdings, Inc.              1,079,567
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.9%
     33,901  Atlantic Tele-Network, Inc.             1,974,733
    166,767  Cbeyond, Inc. (a)                       1,210,728
    137,602  General Communication, Inc.,
                Class A (a)                          1,338,868
                                               ---------------
                                                     4,524,329
                                               ---------------
             ELECTRIC UTILITIES -- 1.1%
     30,760  ALLETE, Inc.                            1,537,385
     43,699  El Paso Electric Co.                    1,591,954
     29,697  UIL Holdings Corp.                      1,148,383
     19,227  UNS Energy Corp.                        1,151,313
                                               ---------------
                                                     5,429,035
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.7%
     23,551  AZZ, Inc.                                 984,667
     35,384  Encore Wire Corp.                       1,807,769
     16,419  EnerSys, Inc.                           1,117,477
     17,184  Franklin Electric Co., Inc.               684,611
     87,175  II-VI, Inc. (a)                         1,331,162
     17,177  Powell Industries, Inc.                 1,054,840
    114,325  Vicor Corp. (a)                         1,180,977
                                               ---------------
                                                     8,161,503
                                               ---------------

Page 44                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.4%
    110,219  Agilysys, Inc. (a)                $     1,443,869
      4,270  Anixter International, Inc.               374,564
     16,333  Belden, Inc.                            1,056,909
     83,096  Benchmark Electronics, Inc. (a)         1,888,772
     30,140  Cognex Corp. (a)                        1,189,023
     10,312  Coherent, Inc. (a)                        689,254
     96,323  CTS Corp.                               1,800,277
     97,850  Daktronics, Inc.                        1,429,589
     15,996  DTS, Inc. (a)                             331,597
     26,317  FARO Technologies, Inc. (a)             1,361,115
     84,448  Insight Enterprises, Inc. (a)           1,781,853
      8,256  Littelfuse, Inc.                          738,912
     18,959  Measurement Specialties, Inc. (a)       1,045,968
     56,094  Methode Electronics, Inc.               1,888,124
      5,383  MTS Systems Corp.                         378,586
     21,226  Newport Corp. (a)                         385,040
     14,443  OSI Systems, Inc. (a)                     836,683
     13,354  Park Electrochemical Corp.                402,890
     35,440  Plexus Corp. (a)                        1,385,704
     42,588  Rofin-Sinar Technologies,
                Inc. (a)                               983,783
      6,237  Rogers Corp. (a)                          378,586
    114,840  Sanmina Corp. (a)                       1,920,125
     17,074  SYNNEX Corp. (a)                          958,705
    223,523  TTM Technologies, Inc. (a)              1,790,419
                                               ---------------
                                                    26,440,347
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                2.5%
     48,615  Basic Energy Services, Inc. (a)           832,775
     25,550  Bristow Group, Inc.                     1,834,234
     16,603  C&J Energy Services, Inc. (a)             388,178
     44,860  Exterran Holdings, Inc. (a)             1,558,436
      4,045  Geospace Technologies
                Corp. (a)                              321,658
     33,037  Gulf Island Fabrication, Inc.             669,330
      7,790  Hornbeck Offshore Services,
                Inc. (a)                               332,711
     78,375  Matrix Service Co. (a)                  2,059,695
     31,211  Newpark Resources, Inc. (a)               354,557
    191,544  Pioneer Energy Services
                Corp. (a)                            1,605,139
     12,618  SEACOR Holdings, Inc. (a)               1,062,183
     58,173  Tesco Corp. (a)                         1,228,614
     31,033  TETRA Technologies, Inc. (a)              320,261
                                               ---------------
                                                    12,567,771
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.8%
     21,506  Andersons (The), Inc.                   1,779,407
     10,920  Casey's General Stores, Inc.              749,876
     63,191  Spartan Stores, Inc.                    1,427,485
                                               ---------------
                                                     3,956,768
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             FOOD PRODUCTS -- 1.6%
     12,675  Calavo Growers, Inc.              $       385,066
      6,369  Cal-Maine Foods, Inc.                     320,870
     73,480  Darling International, Inc. (a)         1,437,269
     29,689  Diamond Foods, Inc. (a) (b)               782,602
      4,329  J & J Snack Foods Corp.                   381,385
     26,516  Sanderson Farms, Inc.                   1,971,465
     60,140  Seneca Foods Corp., Class A (a)         1,748,270
     13,354  Snyder's-Lance, Inc.                      356,685
     11,131  TreeHouse Foods, Inc. (a)                 732,865
                                               ---------------
                                                     8,116,477
                                               ---------------
             GAS UTILITIES -- 1.0%
     16,846  Laclede Group (The), Inc.                 773,063
     16,589  New Jersey Resources Corp.                756,458
     26,872  Northwest Natural Gas Co.               1,116,800
     23,134  Piedmont Natural Gas Co.,
                Inc. (b)                               763,885
     27,441  Southwest Gas Corp.                     1,474,405
                                               ---------------
                                                     4,884,611
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.7%
     57,378  Abiomed, Inc. (a)                       1,577,321
     26,845  Align Technology, Inc. (a)              1,595,130
     50,259  Anika Therapeutics, Inc. (a)            1,672,117
     33,933  Cantel Medical Corp.                    1,075,676
      9,025  CONMED Corp.                              378,599
    172,933  CryoLife, Inc.                          1,865,947
     11,711  Cyberonics, Inc. (a)                      782,295
     34,681  Greatbatch, Inc. (a)                    1,474,289
     18,061  ICU Medical, Inc. (a)                   1,165,115
      8,041  Integra LifeSciences
                Holdings (a)                           373,585
     24,370  Merit Medical Systems, Inc. (a)           350,197
     85,238  Natus Medical, Inc. (a)                 2,206,812
      8,393  Neogen Corp. (a)                          352,674
     47,455  NuVasive, Inc. (a)                      1,776,715
     31,273  West Pharmaceutical Services,
                Inc.                                 1,483,904
                                               ---------------
                                                    18,130,376
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.1%
     26,304  Air Methods Corp. (a)                   1,352,815
     23,729  Almost Family, Inc. (a)                   721,599
     26,094  AMN Healthcare Services,
                Inc. (a)                               394,280
     33,412  AmSurg Corp. (a)                        1,394,951
     60,072  Bio-Reference Laboratories,
                Inc. (a) (b)                         1,615,336
     10,013  Chemed Corp. (b)                          790,226
     41,068  CorVel Corp. (a)                        1,944,981
     25,992  Ensign Group (The), Inc.                1,089,585
     30,907  Gentiva Health Services, Inc. (a)         351,104
     29,249  Hanger, Inc. (a)                          988,909
     24,989  Healthways, Inc. (a)                      382,582
     12,916  IPC Hospitalist (The) Co. (a)             689,456

                       See Notes to Financial Statements                 Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
     38,861  Kindred Healthcare, Inc.          $       736,027
     79,776  LHC Group, Inc. (a)                     1,830,061
     32,011  Magellan Health Services,
                Inc. (a)                             1,915,218
     33,115  Molina Healthcare, Inc. (a)             1,192,140
      8,994  MWI Veterinary Supply, Inc. (a)         1,675,222
     53,522  PharMerica Corp. (a)                    1,302,725
                                               ---------------
                                                    20,367,217
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.6%
     31,664  Medidata Solutions, Inc. (a)            1,997,999
     45,071  Omnicell, Inc. (a)                      1,163,733
                                               ---------------
                                                     3,161,732
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                3.7%
      3,786  Biglari Holdings, Inc. (a)              1,654,331
     37,048  BJ's Restaurants, Inc. (a)              1,050,681
     34,065  Boyd Gaming Corp. (a)                     359,726
     13,029  Buffalo Wild Wings, Inc. (a)            1,848,294
     17,325  CEC Entertainment, Inc.                   934,857
      3,484  Cracker Barrel Old Country
                Store, Inc.                            344,951
     37,240  Interval Leisure Group, Inc.              983,136
     23,004  Jack in the Box, Inc. (a)               1,163,312
    142,696  Marcus (The) Corp.                      1,863,610
      7,270  Marriott Vacations Worldwide
                Corp. (a)                              348,088
     38,203  Monarch Casino & Resort,
                Inc. (a)                               736,172
     12,231  Multimedia Games Holding
                Co., Inc. (a)                          388,457
     42,243  Papa John's International, Inc.         2,033,156
     59,031  Pinnacle Entertainment, Inc. (a)        1,289,827
     15,647  Red Robin Gourmet Burgers,
                Inc. (a)                             1,008,136
    107,971  Ruth's Hospitality Group, Inc.          1,413,340
     37,995  Sonic Corp. (a)                           675,931
     13,796  Texas Roadhouse, Inc.                     334,553
                                               ---------------
                                                    18,430,558
                                               ---------------
             HOUSEHOLD DURABLES -- 2.7%
     35,256  Blyth, Inc. (b)                           330,701
     38,737  Helen of Troy Ltd. (a)                  2,132,084
     61,866  La-Z-Boy, Inc.                          1,665,433
     75,358  M/I Homes, Inc. (a)                     1,853,053
     39,962  Meritage Homes Corp. (a)                1,940,954
     44,179  Ryland Group (The), Inc.                1,972,151
    211,915  Standard Pacific Corp. (a)              1,864,852
     40,259  Universal Electronics, Inc. (a)         1,438,857
                                               ---------------
                                                    13,198,085
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HOUSEHOLD PRODUCTS -- 0.4%
    170,472  Central Garden & Pet Co.,
                Class A (a)                    $     1,063,745
     10,272  WD-40 Co.                                 705,995
                                               ---------------
                                                     1,769,740
                                               ---------------
             INSURANCE -- 3.3%
     27,242  AMERISAFE, Inc.                         1,127,002
     33,002  eHealth, Inc. (a)                       1,763,297
     36,358  Employers Holdings, Inc.                  893,316
     35,846  HCI Group, Inc. (b)                     1,524,530
     36,483  Horace Mann Educators Corp.             1,017,876
     10,692  Infinity Property & Casualty
                Corp.                                  754,855
     24,291  Navigators Group (The), Inc. (a)        1,448,472
     39,560  ProAssurance Corp.                      1,837,958
      7,878  RLI Corp.                                 328,197
     27,251  Safety Insurance Group, Inc.            1,473,734
     42,523  Selective Insurance Group, Inc.         1,000,141
     59,430  Stewart Information Services
                Corp.                                1,932,069
     40,149  United Fire Group, Inc.                 1,007,740
                                               ---------------
                                                    16,109,187
                                               ---------------
             INTERNET & CATALOG RETAIL -- 0.5%
     16,291  Blue Nile, Inc. (a)                       701,491
     23,546  FTD Cos., Inc. (a)                        729,926
     46,663  Nutrisystem, Inc.                         663,548
     23,066  PetMed Express, Inc.                      305,163
                                               ---------------
                                                     2,400,128
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                2.7%
     65,769  Blucora, Inc. (a)                       1,684,344
     13,408  comScore, Inc. (a)                        367,513
     23,934  Dealertrack Technologies, Inc. (a)      1,116,521
    264,527  Dice Holdings, Inc. (a)                 1,851,689
      7,670  j2 Global, Inc.                           347,834
     67,708  Liquidity Services, Inc. (a) (b)        1,609,419
     77,644  LivePerson, Inc. (a)                    1,073,817
     22,866  LogMeIn, Inc. (a)                         776,529
    215,184  Monster Worldwide, Inc. (a)             1,316,926
     30,846  NIC, Inc.                                 670,592
      4,834  OpenTable, Inc. (a)                       363,904
     81,888  Perficient, Inc. (a)                    1,681,161
     51,624  XO Group, Inc. (a)                        626,199
                                               ---------------
                                                    13,486,448
                                               ---------------
             IT SERVICES -- 2.9%
     26,192  CACI International, Inc.,
                Class A (a)                          1,938,732
     35,312  Cardtronics, Inc. (a)                   1,360,218
     39,140  CSG Systems International, Inc.         1,172,635
     41,660  Exlservice Holdings, Inc. (a)           1,047,749
     38,481  Heartland Payment Systems, Inc.         1,658,916
     39,299  Higher One Holdings, Inc. (a)             304,960
     47,755  iGATE Corp. (a)                         1,611,731

Page 46                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
      8,720  MAXIMUS, Inc.                     $       369,466
     87,932  Sykes Enterprises, Inc. (a)             1,843,055
     48,065  TeleTech Holdings, Inc. (a)             1,048,778
     50,350  Virtusa Corp. (a)                       1,725,998
                                               ---------------
                                                    14,082,238
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.5%
     13,464  Arctic Cat, Inc.                          570,066
     26,238  Sturm, Ruger & Co., Inc. (b)            1,998,548
                                               ---------------
                                                     2,568,614
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.8%
    223,783  Affymetrix, Inc. (a)                    2,101,322
     64,537  Cambrex Corp. (a)                       1,211,360
      8,491  PAREXEL International
                Corp. (a)                              414,446
                                               ---------------
                                                     3,727,128
                                               ---------------
             MACHINERY -- 3.5%
     31,407  Actuant Corp., Class A                  1,074,747
     19,859  Astec Industries, Inc.                    738,755
     30,036  Barnes Group, Inc.                      1,124,548
     18,994  CIRCOR International, Inc.              1,367,948
      6,653  EnPro Industries, Inc. (a)                482,609
    130,910  Federal Signal Corp. (a)                1,612,811
     52,310  John Bean Technologies Corp.            1,614,810
     13,906  Lindsay Corp. (b)                       1,182,010
    108,844  Lydall, Inc. (a)                        1,923,273
     30,437  Mueller Industries, Inc.                1,894,399
     12,200  Standex International Corp.               693,936
     11,314  Tennant Co.                               725,567
     85,331  Titan International, Inc.               1,430,147
     12,061  Toro (The) Co.                            764,185
     12,400  Watts Water Technologies, Inc.,
                Class A                                694,648
                                               ---------------
                                                    17,324,393
                                               ---------------
             MEDIA -- 1.5%
     90,250  Digital Generation, Inc. (a)            1,218,375
     70,639  E.W. Scripps (The) Co.,
                Class A (a)                          1,300,464
    245,245  Harte-Hanks, Inc.                       1,679,928
     77,644  Live Nation Entertainment,
                Inc. (a)                             1,651,488
     45,111  Scholastic Corp.                        1,488,212
                                               ---------------
                                                     7,338,467
                                               ---------------
             METALS & MINING -- 1.9%
    233,880  AK Steel Holding Corp. (a) (b)          1,653,531
     42,595  Globe Specialty Metals, Inc.              744,561
      6,942  Haynes International, Inc.                355,014
     27,303  Kaiser Aluminum Corp.                   1,906,022
     49,733  Materion Corp.                          1,321,406
     26,472  Olympic Steel, Inc.                       733,010


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             METALS & MINING (CONTINUED)
     22,425  RTI International Metals,
                Inc. (a)                       $       697,866
     31,083  Stillwater Mining Co. (a)                 389,781
     67,263  SunCoke Energy, Inc. (a)                1,491,893
                                               ---------------
                                                     9,293,084
                                               ---------------
             MULTILINE RETAIL -- 0.6%
    103,554  Fred's, Inc., Class A                   1,810,124
     96,133  Tuesday Morning Corp. (a)               1,263,188
                                               ---------------
                                                     3,073,312
                                               ---------------
             MULTI-UTILITIES -- 0.6%
     54,426  Avista Corp.                            1,569,102
     35,416  NorthWestern Corp.                      1,601,157
                                               ---------------
                                                     3,170,259
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                3.1%
     59,651  Approach Resources, Inc. (a) (b)        1,198,389
     42,838  Carrizo Oil & Gas, Inc. (a)             1,760,642
    106,545  Cloud Peak Energy, Inc. (a)             1,995,588
     83,884  Comstock Resources, Inc.                1,438,611
     40,579  Contango Oil & Gas Co. (a)              1,702,695
     98,909  Green Plains Renewable
                Energy, Inc.                         2,203,692
    203,375  Penn Virginia Corp. (a)                 2,438,466
     33,266  Stone Energy Corp. (a)                  1,029,583
    142,062  Swift Energy Co. (a) (b)                1,758,727
                                               ---------------
                                                    15,526,393
                                               ---------------
             PAPER & FOREST PRODUCTS -- 1.4%
     14,611  Clearwater Paper Corp. (a)                832,096
     68,667  KapStone Paper & Packaging
                Corp. (a)                            1,920,616
     26,906  Neenah Paper, Inc.                      1,168,797
     55,509  P.H. Glatfelter Co.                     1,720,224
     29,809  Schweitzer-Mauduit
                International, Inc.                  1,375,089
                                               ---------------
                                                     7,016,822
                                               ---------------
             PERSONAL PRODUCTS -- 0.4%
     21,422  Inter Parfums, Inc.                       697,072
     44,036  Medifast, Inc. (a)                      1,168,275
                                               ---------------
                                                     1,865,347
                                               ---------------
             PHARMACEUTICALS -- 1.2%
     77,864  Akorn, Inc. (a)                         1,767,513
     76,286  Impax Laboratories, Inc. (a)            1,765,258
     29,795  Medicines (The) Co. (a)                 1,035,674
     32,142  Prestige Brands Holdings,
                Inc. (a)                               972,617
      7,045  Questcor Pharmaceuticals,
                Inc. (b)                               472,085
                                               ---------------
                                                     6,013,147
                                               ---------------

                       See Notes to Financial Statements                 Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES -- 2.0%
     82,798  CDI Corp.                         $     1,417,502
     61,518  Kelly Services, Inc., Class A           1,475,202
     29,369  Korn/Ferry International (a)              688,997
     99,887  Navigant Consulting, Inc. (a)           1,755,015
     43,936  On Assignment, Inc. (a)                 1,304,020
     26,767  Resources Connection, Inc.                360,819
     44,634  TrueBlue, Inc. (a)                      1,094,872
     25,811  WageWorks, Inc. (a)                     1,605,186
                                               ---------------
                                                     9,701,613
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                2.5%
     13,218  Agree Realty Corp.                        377,903
    127,009  Capstead Mortgage Corp.                 1,602,853
    122,545  Cedar Realty Trust, Inc.                  773,259
    186,197  Cousins Properties, Inc.                2,001,618
     33,209  DiamondRock Hospitality Co.               384,560
     15,605  EPR Properties                            797,103
     47,618  Geo Group (The), Inc.                   1,594,251
     41,760  Getty Realty Corp.                        793,440
     15,435  Government Properties Income
                Trust                                  381,244
    145,844  Inland Real Estate Corp.                1,537,196
     12,429  LaSalle Hotel Properties                  382,316
     10,840  LTC Properties, Inc.                      411,378
     62,777  Medical Properties Trust, Inc.            833,051
     19,885  Parkway Properties, Inc.                  352,760
                                               ---------------
                                                    12,222,932
                                               ---------------
             ROAD & RAIL -- 1.0%
     56,943  Arkansas Best Corp.                     1,952,576
     39,098  Heartland Express, Inc.                   823,404
     83,655  Knight Transportation, Inc.             1,786,034
     11,968  Saia, Inc. (a)                            402,843
                                               ---------------
                                                     4,964,857
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.0%
     67,115  Advanced Energy Industries,
                Inc. (a)                             1,832,239
     38,091  ATMI, Inc. (a)                          1,054,359
     16,785  Cabot Microelectronics
                Corp. (a)                              676,771
     93,873  Cirrus Logic, Inc. (a) (b)              1,643,716
     48,841  Diodes, Inc. (a)                        1,118,947
     79,005  DSP Group, Inc. (a)                       707,885
     43,986  GT Advanced Technologies,
                Inc. (a) (b)                           451,736
      6,214  Hittite Microwave Corp. (a)               356,373
    144,198  Kulicke & Soffa Industries,
                Inc. (a)                             1,678,465
     11,068  Monolithic Power Systems,
                Inc. (a)                               361,813
     13,743  Power Integrations, Inc.                  813,998
    163,358  Rudolph Technologies, Inc. (a)          1,795,304


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     15,311  Supertex, Inc. (a)                $       408,804
     29,613  Synaptics, Inc. (a) (b)                 1,728,215
                                               ---------------
                                                    14,628,625
                                               ---------------
             SOFTWARE -- 2.2%
     31,821  Bottomline Technologies (de),
                Inc. (a)                             1,101,643
    130,287  Ebix, Inc. (b)                          1,769,297
     70,986  EPIQ Systems, Inc.                      1,019,359
     17,084  Interactive Intelligence Group,
                Inc. (a)                             1,297,359
     52,240  Manhattan Associates, Inc. (a)          1,761,533
      6,175  MicroStrategy, Inc., Class A (a)          776,198
     24,077  Monotype Imaging Holdings,
                Inc.                                   702,326
     22,082  Take-Two Interactive Software,
                Inc. (a)                               423,533
     15,022  Tyler Technologies, Inc. (a)            1,584,070
     49,622  VASCO Data Security
                International, Inc. (a)                370,676
                                               ---------------
                                                    10,805,994
                                               ---------------
             SPECIALTY RETAIL -- 5.8%
     77,409  Big 5 Sporting Goods Corp.              1,328,338
     27,261  Brown Shoe Co., Inc.                      645,541
     14,595  Buckle (The), Inc.                        646,850
     48,247  Cato (The) Corp., Class A               1,348,986
     26,932  Children's Place Retail Stores
                (The), Inc. (a)                      1,418,508
     40,849  Finish Line (The), Inc., Class A        1,047,777
     21,000  Genesco, Inc. (a)                       1,474,620
     16,204  Group 1 Automotive, Inc.                  990,551
     61,273  Haverty Furniture Cos., Inc.            1,704,615
      5,708  Hibbett Sports, Inc. (a) (b)              342,537
     14,015  Jos. A. Bank Clothiers,
                Inc. (a) (b)                           787,923
     81,023  Kirkland's, Inc. (a)                    1,525,663
     22,101  Lithia Motors, Inc., Class A            1,244,065
      7,456  Lumber Liquidators Holdings,
                Inc. (a)                               663,509
    119,269  MarineMax, Inc. (a)                     1,759,218
     30,036  Men's Wearhouse (The), Inc.             1,442,929
     20,416  Monro Muffler Brake, Inc.               1,133,292
     22,806  Outerwall, Inc. (a) (b)                 1,466,654
     94,785  Pep Boys-Manny, Moe & Jack
                (The) (a)                            1,131,733
     36,375  Select Comfort Corp. (a)                  595,459
     31,336  Sonic Automotive, Inc., Class A           702,867
     69,048  Stage Stores, Inc.                      1,353,341
     85,553  Stein Mart, Inc.                        1,059,146
      7,374  Vitamin Shoppe, Inc. (a)                  330,503
     97,290  Zale Corp. (a)                          1,471,025
     59,009  Zumiez, Inc. (a)                        1,269,874
                                               ---------------
                                                    28,885,524
                                               ---------------

Page 48                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY GOODS
                -- 1.9%
     96,374  Crocs, Inc. (a)                   $     1,479,341
     59,801  Fifth & Pacific Cos., Inc. (a)          1,716,289
     28,984  Iconix Brand Group, Inc. (a)            1,078,205
      8,716  Movado Group, Inc.                        329,029
     19,020  Oxford Industries, Inc.                 1,435,439
     97,165  Perry Ellis International,
                Inc. (a)                             1,522,576
     11,578  Skechers U.S.A., Inc.,
                Class A (a)                            334,488
     56,475  Wolverine World Wide, Inc.              1,575,652
                                               ---------------
                                                     9,471,019
                                               ---------------
             THRIFTS & MORTGAGE FINANCE -- 0.9%
     54,716  Bank Mutual Corp.                         374,257
     24,452  BofI Holding, Inc. (a)                  2,023,403
     80,160  Brookline Bancorp, Inc.                   713,424
     22,670  Dime Community Bancshares,
                Inc.                                   370,428
     39,706  Provident Financial Services,
                Inc.                                   687,708
     53,421  TrustCo Bank Corp.                        348,839
                                               ---------------
                                                     4,518,059
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.7%
     23,439  Applied Industrial Technologies,
                Inc.                                 1,184,607
     16,649  DXP Enterprises, Inc. (a)               1,598,970
     19,308  Kaman Corp.                               748,378
                                               ---------------
                                                     3,531,955
                                               ---------------
             WATER UTILITIES -- 0.2%
     40,052  American States Water Co.               1,137,477
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
     37,921  NTELOS Holdings Corp.                     622,283
    134,303  USA Mobility, Inc.                      1,915,161
                                               ---------------
                                                     2,537,444
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             494,560,853
             (Cost $457,904,199)               ---------------

             MONEY MARKET FUNDS -- 1.2%
  5,738,153  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                       5,738,153
    257,847  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                      257,847
                                               ---------------


             DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TOTAL MONEY MARKET FUNDS --
                1.2%                           $     5,996,000
             (Cost $5,996,000)                 ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                3.4%
$16,674,615  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $16,674,618.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $17,007,432. (d)        16,674,615
             (Cost $16,674,615)                ---------------

             TOTAL INVESTMENTS -- 104.6%           517,231,468
             (Cost $480,574,814) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (4.6)%              (22,615,459)
                                               ---------------
             NET ASSETS -- 100.0%              $   494,616,009
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $21,927,587 and the total value of the collateral held by the Fund is $22,412,768.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,000,427 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,343,773.

                      See Notes to Financial Statements                  Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2014 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $494,560,853    $        --    $      --
Money Market Funds       5,996,000             --           --
Repurchase
   Agreements                   --     16,674,615           --
                      ----------------------------------------
Total Investments     $500,556,853    $16,674,615    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $    21,927,587
Non-cash Collateral(2)                             (21,927,587)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $    16,674,615
Non-cash Collateral(4)                             (16,674,615)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 50                See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.1%
     44,294  L-3 Communications Holdings,
                Inc.                           $     4,919,734
     32,019  Rockwell Collins, Inc.                  2,419,356
                                               ---------------
                                                     7,339,090
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.2%
     20,281  C.H. Robinson Worldwide, Inc.           1,187,250
                                               ---------------
             AUTOMOBILES -- 1.1%
    230,084  Ford Motor Co.                          3,442,057
    115,819  General Motors Co. (a)                  4,178,749
                                               ---------------
                                                     7,620,806
                                               ---------------
             BEVERAGES -- 1.0%
     48,581  Dr. Pepper Snapple Group, Inc.          2,326,058
     63,227  Molson Coors Brewing Co.,
                Class B                              3,328,269
     14,265  PepsiCo, Inc.                           1,146,336
                                               ---------------
                                                     6,800,663
                                               ---------------
             CAPITAL MARKETS -- 1.1%
     67,738  Bank of New York Mellon (The)
                Corp.                                2,164,906
     20,031  Goldman Sachs Group (The),
                Inc.                                 3,287,488
     75,472  Morgan Stanley                          2,227,179
                                               ---------------
                                                     7,679,573
                                               ---------------
             CHEMICALS -- 2.4%
     10,587  Air Products & Chemicals, Inc.          1,113,117
     25,392  CF Industries Holdings, Inc.            5,861,997
     53,307  Dow Chemical (The) Co.                  2,426,002
    125,177  Mosaic (The) Co.                        5,590,405
     12,591  Sigma-Aldrich Corp.                     1,170,585
                                               ---------------
                                                    16,162,106
                                               ---------------
             COMMERCIAL BANKS -- 3.0%
     31,712  BB&T Corp.                              1,186,346
     20,331  M&T Bank Corp.                          2,267,110
     61,015  PNC Financial Services Group,
                Inc.                                 4,873,878
    358,969  Regions Financial Corp.                 3,650,715
     32,149  SunTrust Banks, Inc.                    1,190,156
     29,293  U.S. Bancorp                            1,163,811
     52,133  Wells Fargo & Co.                       2,363,710
    118,500  Zions Bancorporation                    3,406,875
                                               ---------------
                                                    20,102,601
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                1.5%
    146,205  ADT (The) Corp.                         4,391,998
    106,933  Republic Services, Inc.                 3,425,064
     52,745  Waste Management, Inc.                  2,203,686
                                               ---------------
                                                    10,020,748
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
    263,565  Cisco Systems, Inc.               $     5,774,709
                                               ---------------
             COMPUTERS & PERIPHERALS -- 0.5%
    141,161  EMC Corp.                               3,421,743
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 1.0%
     37,571  Jacobs Engineering Group,
                Inc. (a)                             2,280,935
    149,988  Quanta Services, Inc. (a)               4,675,126
                                               ---------------
                                                     6,956,061
                                               ---------------
             CONSUMER FINANCE -- 0.5%
     46,339  Capital One Financial Corp.             3,271,997
                                               ---------------
             CONTAINERS & PACKAGING -- 0.8%
     23,581  Avery Dennison Corp.                    1,161,836
     86,677  Bemis Co., Inc.                         3,337,931
     32,047  MeadWestvaco Corp.                      1,155,935
                                               ---------------
                                                     5,655,702
                                               ---------------
             DISTRIBUTORS -- 0.2%
     14,223  Genuine Parts Co.                       1,169,842
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                2.0%
     76,003  Bank of America Corp.                   1,273,050
     68,130  Citigroup, Inc.                         3,231,406
     60,709  JPMorgan Chase & Co.                    3,360,850
    125,272  Leucadia National Corp.                 3,423,684
     59,464  NASDAQ OMX Group (The),
                Inc.                                 2,268,552
                                               ---------------
                                                    13,557,542
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.8%
    100,971  AT&T, Inc.                              3,364,354
    148,621  CenturyLink, Inc.                       4,289,202
  1,017,978  Frontier Communications Corp.           4,784,496
                                               ---------------
                                                    12,438,052
                                               ---------------
             ELECTRIC UTILITIES -- 8.4%
    101,275  American Electric Power Co.,
                Inc.                                 4,943,233
     51,445  Duke Energy Corp.                       3,633,046
    127,796  Edison International                    6,154,655
     74,815  Entergy Corp.                           4,715,589
    216,028  Exelon Corp.                            6,264,812
    107,646  FirstEnergy Corp.                       3,389,772
     27,641  NextEra Energy, Inc.                    2,541,037
    111,667  Northeast Utilities                     4,891,015
    185,585  Pepco Holdings, Inc.                    3,605,917
     89,446  Pinnacle West Capital Corp.             4,707,543
    157,317  PPL Corp.                               4,809,181
     57,572  Southern (The) Co.                      2,374,269

                       See Notes to Financial Statements                 Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES (CONTINUED)
    169,420  Xcel Energy, Inc.                 $     4,897,932
                                               ---------------
                                                    56,928,001
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.8%
    332,045  Corning, Inc.                           5,714,494
    117,945  FLIR Systems, Inc.                      3,741,215
    339,276  Jabil Circuit, Inc.                     6,096,790
     64,417  TE Connectivity Ltd.                    3,640,205
                                               ---------------
                                                    19,192,704
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                6.3%
     85,662  Baker Hughes, Inc.                      4,851,896
     19,877  Cameron International Corp. (a)         1,192,024
    103,950  Diamond Offshore Drilling, Inc.         5,045,733
    103,481  Ensco PLC, Class A                      5,212,338
    348,264  Nabors Industries Ltd.                  5,948,349
     74,400  National Oilwell Varco, Inc.            5,580,744
    157,909  Noble Corp. PLC                         4,899,916
    167,335  Rowan Cos. PLC, Class A (a)             5,249,299
    119,726  Transocean Ltd.                         5,181,741
                                               ---------------
                                                    43,162,040
                                               ---------------
             FOOD & STAPLES RETAILING -- 1.3%
     49,607  CVS Caremark Corp.                      3,359,386
     89,808  Kroger (The) Co.                        3,242,069
     32,783  Sysco Corp.                             1,150,028
     15,040  Wal-Mart Stores, Inc.                   1,123,187
                                               ---------------
                                                     8,874,670
                                               ---------------
             FOOD PRODUCTS -- 1.9%
     54,531  Archer-Daniels-Midland Co.              2,152,884
     35,112  ConAgra Foods, Inc.                     1,116,211
     23,710  General Mills, Inc.                     1,138,554
     22,844  J.M. Smucker (The) Co.                  2,201,933
    176,838  Tyson Foods, Inc., Class A              6,613,741
                                               ---------------
                                                    13,223,323
                                               ---------------
             GAS UTILITIES -- 0.7%
    100,224  AGL Resources, Inc.                     4,788,703
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.6%
     92,620  Abbott Laboratories                     3,395,449
     34,027  Baxter International, Inc.              2,324,044
     59,435  CareFusion Corp. (a)                    2,423,165
     34,751  Covidien PLC                            2,371,408
     48,818  DENTSPLY International, Inc.            2,252,463
     35,992  Edwards Lifesciences Corp. (a)          2,343,799
      3,084  Intuitive Surgical, Inc. (a)            1,256,977
     82,483  Medtronic, Inc.                         4,665,238
     15,231  Varian Medical Systems, Inc. (a)        1,238,433


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
     25,398  Zimmer Holdings, Inc.             $     2,386,650
                                               ---------------
                                                    24,657,626
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.5%
     51,761  Aetna, Inc.                             3,536,829
     16,851  Express Scripts Holding Co. (a)         1,258,601
     57,322  Humana, Inc.                            5,577,430
     51,807  Laboratory Corp. of America
               Holdings (a)                          4,653,823
    110,514  Quest Diagnostics, Inc.                 5,801,985
     62,863  UnitedHealth Group, Inc.                4,543,738
     64,041  WellPoint, Inc.                         5,507,526
                                               ---------------
                                                    30,879,932
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                1.6%
     88,377  Carnival Corp.                          3,463,494
     43,529  Darden Restaurants, Inc.                2,152,074
    195,497  International Game Technology           2,821,022
     24,392  McDonald's Corp.                        2,296,995
                                               ---------------
                                                    10,733,585
                                               ---------------
             HOUSEHOLD DURABLES -- 2.9%
    106,037  D.R. Horton, Inc. (a)                   2,489,749
    102,412  Garmin Ltd.                             4,613,661
    114,743  Leggett & Platt, Inc.                   3,444,585
    290,476  PulteGroup, Inc.                        5,902,472
     22,632  Whirlpool Corp.                         3,016,845
                                               ---------------
                                                    19,467,312
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.2%
     14,535  Procter & Gamble (The) Co.              1,113,672
                                               ---------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.7%
    164,819  NRG Energy, Inc.                        4,590,209
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.2%
     42,220  General Electric Co.                    1,060,989
                                               ---------------
             INSURANCE -- 5.6%
     45,724  ACE Ltd.                                4,289,368
     35,428  Aflac, Inc.                             2,224,170
     43,397  Allstate (The) Corp.                    2,221,926
    115,905  American International Group,
                Inc.                                 5,558,804
     53,493  Assurant, Inc.                          3,495,767
     36,740  Chubb (The) Corp.                       3,106,000
     45,194  Cincinnati Financial Corp.              2,189,649
     76,200  Genworth Financial, Inc.,
                Class A (a)                          1,123,950
     86,791  Progressive (The) Corp.                 2,017,023
     52,282  Travelers (The) Cos., Inc.              4,249,481
    101,204  Unum Group                              3,258,769

Page 52                See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
    148,666  XL Group PLC                      $     4,272,661
                                               ---------------
                                                    38,007,568
                                               ---------------
             IT SERVICES -- 2.7%
    105,887  Computer Sciences Corp.                 6,396,634
     12,621  International Business Machines
                Corp.                                2,229,878
     52,026  Teradata Corp. (a)                      2,139,309
    137,208  Western Union Co.                       2,113,003
    486,191  Xerox Corp.                             5,275,173
                                               ---------------
                                                    18,153,997
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.1%
     24,868  Mattel, Inc.                              941,005
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.2%
     11,835  Waters Corp. (a)                        1,281,375
                                               ---------------
             MACHINERY -- 2.7%
     26,065  Caterpillar, Inc.                       2,447,764
     16,791  Cummins, Inc.                           2,132,121
     38,872  Deere & Co.                             3,341,437
     36,773  Dover Corp.                             3,183,071
     14,076  Illinois Tool Works, Inc.               1,110,174
    101,165  Joy Global, Inc.                        5,340,501
     14,667  Stanley Black & Decker, Inc.            1,135,226
                                               ---------------
                                                    18,690,294
                                               ---------------
             MEDIA -- 1.0%
    120,019  Gannett Co., Inc.                       3,304,123
     33,946  Time Warner, Inc.                       2,132,827
     33,636  Twenty-First Century Fox, Inc.,
                Class A                              1,070,298
                                               ---------------
                                                     6,507,248
                                               ---------------
             METALS & MINING -- 1.4%
    445,302  Alcoa, Inc.                             5,125,426
    125,426  Freeport-McMoRan Copper &
                Gold, Inc.                           4,065,057
                                               ---------------
                                                     9,190,483
                                               ---------------
             MULTILINE RETAIL -- 2.7%
     54,643  Family Dollar Stores, Inc.              3,378,030
    104,263  Kohl's Corp.                            5,278,836
     66,481  Macy's, Inc.                            3,536,789
     38,294  Nordstrom, Inc.                         2,199,990
     74,815  Target Corp.                            4,237,522
                                               ---------------
                                                    18,631,167
                                               ---------------
             MULTI-UTILITIES -- 7.3%
    102,105  CenterPoint Energy, Inc.                2,389,257
    132,620  CMS Energy Corp.                        3,685,510
     85,632  Consolidated Edison, Inc.               4,659,237
     71,301  DTE Energy Co.                          4,864,154
     86,996  Integrys Energy Group, Inc.             4,727,363


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MULTI-UTILITIES (CONTINUED)
     71,982  NiSource, Inc.                    $     2,474,021
    117,517  PG&E Corp.                              4,953,342
    184,674  Public Service Enterprise
                Group, Inc.                          6,157,031
    100,866  SCANA Corp.                             4,767,936
     26,371  Sempra Energy                           2,444,855
    274,571  TECO Energy, Inc.                       4,497,473
     85,877  Wisconsin Energy Corp.                  3,664,372
                                               ---------------
                                                    49,284,551
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                11.6%
     59,678  Anadarko Petroleum Corp.                4,815,418
     68,851  Apache Corp.                            5,525,981
     47,369  Chevron Corp.                           5,287,801
     83,750  ConocoPhillips                          5,439,563
    360,132  Denbury Resources, Inc. (a)             5,787,321
     19,126  Devon Energy Corp.                      1,132,642
     58,470  Exxon Mobil Corp.                       5,388,595
     71,291  Hess Corp.                              5,381,758
    167,621  Marathon Oil Corp.                      5,496,293
     91,197  Murphy Oil Corp.                        5,162,662
     62,217  Occidental Petroleum Corp.              5,448,343
     61,371  Phillips 66                             4,485,606
    154,444  QEP Resources, Inc.                     4,770,775
     80,915  Tesoro Corp.                            4,168,741
    117,403  Valero Energy Corp.                     5,999,293
    232,268  WPX Energy, Inc. (a)                    4,424,705
                                               ---------------
                                                    78,715,497
                                               ---------------
             PAPER & FOREST PRODUCTS -- 0.3%
     48,272  International Paper Co.                 2,304,505
                                               ---------------
             PHARMACEUTICALS -- 1.4%
    116,021  Eli Lilly & Co.                         6,266,294
     12,924  Johnson & Johnson                       1,143,386
     23,645  Merck & Co., Inc.                       1,252,476
     38,632  Pfizer, Inc.                            1,174,413
                                               ---------------
                                                     9,836,569
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.2%
     32,580  HCP, Inc.                               1,275,507
                                               ---------------
             ROAD & RAIL -- 1.2%
    123,402  CSX Corp.                               3,320,748
     64,159  Ryder System, Inc.                      4,567,479
                                               ---------------
                                                     7,888,227
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.0%
     36,379  Altera Corp.                            1,216,150
     23,238  Analog Devices, Inc.                    1,121,698
    227,928  Intel Corp.                             5,593,353
    295,479  NVIDIA Corp.                            4,639,021
     26,948  Texas Instruments, Inc.                 1,142,595
                                               ---------------
                                                    13,712,817
                                               ---------------

                       See Notes to Financial Statements                 Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE -- 1.6%
    175,838  CA, Inc.                          $     5,640,883
     92,791  Oracle Corp.                            3,423,988
    100,372  Symantec Corp.                          2,148,965
                                               ---------------
                                                    11,213,836
                                               ---------------
             SPECIALTY RETAIL -- 3.0%
     23,812  AutoNation, Inc. (a)                    1,176,075
    120,117  GameStop Corp., Class A                 4,212,503
    121,124  Gap (The), Inc.                         4,612,402
     48,799  PetSmart, Inc.                          3,074,337
    297,897  Staples, Inc.                           3,920,324
     95,690  Urban Outfitters, Inc. (a)              3,427,616
                                               ---------------
                                                    20,423,257
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.4%
     42,163  Coach, Inc.                             2,019,186
      6,702  Ralph Lauren Corp.                      1,051,477
                                               ---------------
                                                     3,070,663
                                               ---------------
             THRIFTS & MORTGAGE FINANCE -- 0.2%
     78,268  People's United Financial, Inc.         1,112,188
                                               ---------------
             TOBACCO -- 0.2%
     13,578  Philip Morris International, Inc.       1,060,985
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                              679,132,990
             (Cost $657,626,886)

             MONEY MARKET FUNDS -- 0.1%
    343,714  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                      343,714
             (Cost $343,714)                   ---------------

             TOTAL INVESTMENTS -- 100.0%           679,476,704
             (Cost $657,970,600) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     87,216
                                               ---------------
             NET ASSETS -- 100.0%              $   679,563,920
                                               ===============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,497,413 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,991,309.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $679,132,990      $    --       $    --
Money Market Funds         343,714           --            --
                      ----------------------------------------
Total Investments     $679,476,704      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 54                See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 6.0%
     17,911  Boeing (The) Co.                  $     2,243,532
      5,121  General Dynamics Corp.                    518,808
      5,347  Honeywell International, Inc.             487,807
     13,152  Lockheed Martin Corp.                   1,984,768
     21,329  Northrop Grumman Corp.                  2,464,566
      5,445  Precision Castparts Corp.               1,387,114
     21,563  Raytheon Co.                            2,049,994
     66,510  Textron, Inc.                           2,361,105
     12,887  United Technologies Corp.               1,469,376
                                               ---------------
                                                    14,967,070
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 1.4%
     17,006  FedEx Corp.                             2,267,240
     13,962  United Parcel Service, Inc.,
                Class B                              1,329,601
                                               ---------------
                                                     3,596,841
                                               ---------------
             AIRLINES -- 2.2%
     88,997  Delta Air Lines, Inc.                   2,724,198
    129,769  Southwest Airlines Co.                  2,718,661
                                               ---------------
                                                     5,442,859
                                               ---------------
             AUTO COMPONENTS -- 2.6%
     26,235  BorgWarner, Inc.                        1,408,819
     16,263  Delphi Automotive PLC                     990,254
     82,009  Goodyear Tire & Rubber
                (The) Co.                            1,940,333
     47,655  Johnson Controls, Inc.                  2,197,849
                                               ---------------
                                                     6,537,255
                                               ---------------
             AUTOMOBILES -- 0.3%
     14,123  Harley-Davidson, Inc.                     871,248
                                               ---------------
             BEVERAGES -- 1.6%
     22,162  Coca-Cola Enterprises, Inc.               959,393
     34,741  Constellation Brands, Inc.,
                Class A (a)                          2,663,592
      7,212  Monster Beverage Corp. (a)                489,695
                                               ---------------
                                                     4,112,680
                                               ---------------
             BIOTECHNOLOGY -- 3.8%
     14,703  Alexion Pharmaceuticals,
                Inc. (a)                             2,333,807
      6,987  Biogen Idec, Inc. (a)                   2,184,416
     11,577  Celgene Corp. (a)                       1,758,893
     32,531  Gilead Sciences, Inc. (a)               2,623,625
      1,776  Regeneron Pharmaceuticals,
                Inc. (a)                               512,536
                                               ---------------
                                                     9,413,277
                                               ---------------
             BUILDING PRODUCTS -- 0.5%
     64,420  Masco Corp.                             1,363,127
                                               ---------------
             CAPITAL MARKETS -- 3.9%
     21,254  Ameriprise Financial, Inc.              2,245,273
      4,637  BlackRock, Inc.                         1,393,279


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CAPITAL MARKETS (CONTINUED)
     75,225  Charles Schwab (The) Corp.        $     1,867,084
     74,692  E*TRADE Financial Corp. (a)             1,495,334
     25,413  Franklin Resources, Inc.                1,321,730
     26,864  Invesco Ltd.                              893,228
      5,834  T. Rowe Price Group, Inc.                 457,619
                                               ---------------
                                                     9,673,547
                                               ---------------
             CHEMICALS -- 2.4%
     15,047  E.I. du Pont de Nemours & Co.             918,017
      6,058  Eastman Chemical Co.                      472,282
     14,072  Ecolab, Inc.                            1,414,799
      6,476  FMC Corp.                                 457,400
     12,185  LyondellBasell Industries N.V.,
                Class A                                959,691
     10,314  PPG Industries, Inc.                    1,880,861
                                               ---------------
                                                     6,103,050
                                               ---------------
             COMMERCIAL BANKS -- 1.1%
     10,289  Comerica, Inc.                            471,236
     23,256  Fifth Third Bancorp                       488,841
    101,338  Huntington Bancshares, Inc.               919,136
     72,868  KeyCorp                                   929,796
                                               ---------------
                                                     2,809,009
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                2.4%
     32,817  Cintas Corp.                            1,872,866
    104,931  Pitney Bowes, Inc.                      2,642,163
     35,746  Tyco International Ltd.                 1,447,355
                                               ---------------
                                                     5,962,384
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
     21,015  Harris Corp.                            1,457,180
      6,583  QUALCOMM, Inc.                            488,590
                                               ---------------
                                                     1,945,770
                                               ---------------
             COMPUTERS & PERIPHERALS -- 2.9%
      1,745  Apple, Inc.                               873,547
     27,727  SanDisk Corp.                           1,928,413
     34,823  Seagate Technology PLC                  1,840,744
     29,137  Western Digital Corp.                   2,510,735
                                               ---------------
                                                     7,153,439
                                               ---------------
             CONSUMER FINANCE -- 0.7%
     16,165  American Express Co.                    1,374,348
      8,736  Discover Financial Services               468,687
                                               ---------------
                                                     1,843,035
                                               ---------------
             CONTAINERS & PACKAGING -- 2.2%
     18,928  Ball Corp.                                968,924
     68,327  Owens-Illinois, Inc. (a)                2,189,197
     71,803  Sealed Air Corp.                        2,239,536
                                               ---------------
                                                     5,397,657
                                               ---------------

                       See Notes to Financial Statements                 Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES --
                0.7%
      2,945  Graham Holdings Co., Class B      $     1,843,747
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                1.5%
      4,353  IntercontinentalExchange
                Group, Inc.                            908,863
     18,760  McGraw Hill Financial Inc.              1,426,510
     18,690  Moody's Corp.                           1,393,900
                                               ---------------
                                                     3,729,273
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.5%
     18,564  AMETEK, Inc.                              917,433
     19,271  Eaton Corp. PLC                         1,408,518
      6,964  Emerson Electric Co.                      459,206
      8,280  Rockwell Automation, Inc.                 950,875
                                               ---------------
                                                     3,736,032
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.4%
     10,966  Amphenol Corp., Class A                   952,726
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                1.2%
     19,270  Halliburton Co.                           944,423
     23,266  Helmerich & Payne, Inc.                 2,048,338
                                               ---------------
                                                     2,992,761
                                               ---------------
             FOOD & STAPLES RETAILING -- 1.5%
     60,055  Safeway, Inc.                           1,876,118
     34,048  Walgreen Co.                            1,952,653
                                               ---------------
                                                     3,828,771
                                               ---------------
             FOOD PRODUCTS -- 0.4%
     21,652  Hormel Foods Corp.                        983,867
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.8%
     40,681  Boston Scientific Corp. (a)               550,414
      3,651  C. R. Bard, Inc.                          473,133
     15,783  St. Jude Medical, Inc.                    958,502
                                               ---------------
                                                     1,982,049
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.3%
     34,773  AmerisourceBergen Corp.                 2,337,441
     27,949  Cigna Corp.                             2,412,278
     15,427  DaVita HealthCare Partners,
                Inc. (a)                             1,001,675
     15,145  McKesson Corp.                          2,641,440
                                               ---------------
                                                     8,392,834
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE --
                3.8%
      4,585 Chipotle Mexican Grill, Inc. (a) $ 2,530,737 49,530 Marriott International, Inc.,
                Class A                              2,441,829
      6,156  Starwood Hotels & Resorts
                Worldwide, Inc.                        459,915
     26,545  Wyndham Worldwide Corp.                 1,883,102
     10,072  Wynn Resorts Ltd.                       2,189,854
                                               ---------------
                                                     9,505,437
                                               ---------------
             HOUSEHOLD DURABLES -- 2.9%
     29,869  Harman International Industries,
                Inc.                                 3,089,351
     12,359  Lennar Corp., Class A                     496,337
     16,416  Mohawk Industries, Inc. (a)             2,334,027
     45,259  Newell Rubbermaid, Inc.                 1,398,503
                                               ---------------
                                                     7,318,218
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.7%
     10,459  3M Co.                                  1,340,739
      6,331  Danaher Corp.                             470,963
                                               ---------------
                                                     1,811,702
                                               ---------------
             INSURANCE -- 3.8%
     17,488  Aon PLC                                 1,407,084
     47,363  Lincoln National Corp.                  2,274,845
     10,109  Marsh & McLennan Cos., Inc.               462,082
     39,667  Principal Financial Group, Inc.         1,728,291
     26,507  Prudential Financial, Inc.              2,236,926
     18,771  Torchmark Corp.                         1,410,641
                                               ---------------
                                                     9,519,869
                                               ---------------
             INTERNET & CATALOG RETAIL -- 4.0%
      6,134  Amazon.com, Inc. (a)                    2,200,205
     21,057  Expedia, Inc.                           1,368,284
      6,643  Netflix, Inc. (a)                       2,719,179
      1,679  priceline.com, Inc. (a)                 1,922,270
     23,609  TripAdvisor, Inc. (a)                   1,822,379
                                               ---------------
                                                    10,032,317
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                3.0%
     35,783  Facebook, Inc., Class A (a)             2,238,942
      1,747  Google, Inc., Class A (a)               2,063,155
     32,721  VeriSign, Inc. (a)                      1,922,359
     36,275  Yahoo!, Inc. (a)                        1,306,625
                                               ---------------
                                                     7,531,081
                                               ---------------
             IT SERVICES -- 5.1%
      9,300  Alliance Data Systems Corp. (a)         2,228,838
      6,051  Automatic Data Processing, Inc.           463,507
     19,372  Cognizant Technology Solutions
                Corp., Class A (a)                   1,877,534
     27,328  Fidelity National Information
                Services, Inc.                       1,385,530

Page 56                See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
     24,840  Fiserv, Inc. (a)                  $     1,392,282
     29,246  MasterCard, Inc., Class A               2,213,337
     10,737  Paychex, Inc.                             449,021
     58,766  Total System Services, Inc.             1,755,928
      4,393  Visa, Inc., Class A                       946,384
                                               ---------------
                                                    12,712,361
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.5%
     26,670  Hasbro, Inc.                            1,310,030
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.2%
      8,551  Agilent Technologies, Inc.                497,241
     11,858  PerkinElmer, Inc.                         517,009
     17,561  Thermo Fisher Scientific, Inc.          2,021,973
                                               ---------------
                                                     3,036,223
                                               ---------------
             MACHINERY -- 3.2%
     31,013  Flowserve Corp.                         2,243,170
     15,208  Parker Hannifin Corp.                   1,724,131
     31,479  Pentair Ltd.                            2,339,834
      8,931  Snap-on, Inc.                             894,440
     28,261  Xylem, Inc.                               942,787
                                               ---------------
                                                     8,144,362
                                               ---------------
             MEDIA -- 4.5%
     30,690  CBS Corp., Class B                      1,802,117
     28,228  Comcast Corp., Class A                  1,537,015
     21,237  DIRECTV (a)                             1,474,485
      5,409  Discovery Communications,
                Inc., Class A (a)                      431,530
     55,246  Interpublic Group of Cos.
                (The), Inc.                            901,615
     19,729  Omnicom Group, Inc.                     1,431,931
     11,319  Scripps Networks Interactive,
                Class A                                820,854
     10,827  Time Warner Cable, Inc.                 1,442,914
     19,196  Walt Disney (The) Co.                   1,393,821
                                               ---------------
                                                    11,236,282
                                               ---------------
             MULTILINE RETAIL -- 0.7%
     24,319  Dollar General Corp. (a)                1,369,646
      8,669  Dollar Tree, Inc. (a)                     437,958
                                               ---------------
                                                     1,807,604
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                2.3%
     90,083  Chesapeake Energy Corp.                 2,424,133
      2,912  EOG Resources, Inc.                       481,179
     26,657  Marathon Petroleum Corp.                2,320,492
      2,656  Pioneer Natural Resources Co.             449,714
                                               ---------------
                                                     5,675,518
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             PHARMACEUTICALS -- 4.1%
     27,772  AbbVie, Inc.                      $     1,367,216
     14,548  Actavis PLC (a)                         2,749,281
      8,805  Allergan, Inc.                          1,009,053
     16,288  Forest Laboratories, Inc. (a)           1,079,894
     45,069  Mylan, Inc. (a)                         2,046,583
     12,744  Perrigo Co. PLC                         1,983,731
                                               ---------------
                                                    10,235,758
                                               ---------------
             PROFESSIONAL SERVICES -- 1.7%
      7,965  Dun & Bradstreet (The) Corp.              876,150
      7,076  Equifax, Inc.                             495,745
     42,618  Nielsen Holdings N.V.                   1,802,315
     23,291  Robert Half International, Inc.           973,098
                                               ---------------
                                                     4,147,308
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.2%
     25,156  Host Hotels & Resorts, Inc.               462,619
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.6%
     55,779  CBRE Group, Inc., Class A (a)           1,480,375
                                               ---------------
             ROAD & RAIL -- 0.6%
      3,945  Kansas City Southern                      416,553
     10,539  Norfolk Southern Corp.                    975,806
                                               ---------------
                                                     1,392,359
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.7%
     44,743  First Solar, Inc. (a)                   2,263,101
     26,942  Lam Research Corp. (a)                  1,363,535
    177,488  LSI Corp.                               1,957,693
     21,849  Microchip Technology, Inc.                980,146
    112,358  Micron Technology, Inc. (a)             2,588,728
                                               ---------------
                                                     9,153,203
                                               ---------------
             SOFTWARE -- 1.2%
      8,168  Adobe Systems, Inc. (a)                   483,464
     19,428  Autodesk, Inc. (a)                        995,685
     13,067  Microsoft Corp.                           494,586
     17,723  Salesforce.com, Inc. (a)                1,072,773
                                               ---------------
                                                     3,046,508
                                               ---------------
             SPECIALTY RETAIL -- 3.5%
      2,044  AutoZone, Inc. (a)                      1,011,903
     12,182  Bed Bath & Beyond, Inc. (a)               777,821
     49,042  Best Buy Co., Inc.                      1,154,449
      5,937  Home Depot (The), Inc.                    456,258
      7,908  L Brands, Inc.                            414,063
     19,740  Lowe's Cos., Inc.                         913,764
      6,528  Ross Stores, Inc.                         443,316
     21,078  Tiffany & Co.                           1,753,479
     30,694  TJX (The) Cos., Inc.                    1,760,608
                                               ---------------
                                                     8,685,661
                                               ---------------

                       See Notes to Financial Statements                 Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.4%
     18,064  Michael Kors Holdings Ltd. (a)    $     1,443,856
     12,439  NIKE, Inc., Class B                       906,181
     10,789  PVH Corp.                               1,304,066
     39,215  VF Corp.                                2,292,117
                                               ---------------
                                                     5,946,220
                                               ---------------
             TOBACCO -- 0.2%
      9,652  Lorillard, Inc.                           475,071
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             250,300,394
             (Cost $230,829,325)

             MONEY MARKET FUNDS -- 0.1%
     97,330  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                       97,330
             (Cost $97,330)                    ---------------

             TOTAL INVESTMENTS -- 100.1%           250,397,724
             (Cost $230,926,655) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (147,339)
                                               ---------------
             NET ASSETS -- 100.0%              $   250,250,385
                                               ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,026,885 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,555,816.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $250,300,394      $    --       $    --
Money Market Funds          97,330           --            --
                      ----------------------------------------
Total Investments     $250,397,724      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 58                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 1.9%
      6,173  AAR Corp.                         $       164,511
      1,634  Curtiss-Wright Corp.                      100,360
      5,177  Engility Holdings, Inc. (a)               198,331
      2,933  Esterline Technologies Corp. (a)          301,952
     11,766  Exelis, Inc.                              230,496
      3,964  L-3 Communications Holdings,
                Inc.                                   440,282
      2,148  National Presto Industries,
                Inc. (a)                               163,441
      4,363  Orbital Sciences Corp. (a)                106,675
      2,865  Rockwell Collins, Inc.                    216,480
        738  Teledyne Technologies, Inc. (a)            67,800
      3,931  Triumph Group, Inc.                       268,959
                                               ---------------
                                                     2,259,287
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.3%
      4,202  Atlas Air Worldwide Holdings,
                Inc. (a)                               148,457
      1,815  C.H. Robinson Worldwide, Inc.             106,250
      1,544  Forward Air Corp.                          68,770
      1,700  Hub Group, Inc., Class A (a)               70,465
                                               ---------------
                                                       393,942
                                               ---------------
             AIRLINES -- 0.4%
     34,974  JetBlue Airways Corp. (a)                 306,372
     11,659  SkyWest, Inc.                             151,684
                                               ---------------
                                                       458,056
                                               ---------------
             AUTO COMPONENTS -- 0.2%
      2,763  Standard Motor Products, Inc.              90,378
      6,571  Superior Industries
                International, Inc.                    119,658
                                               ---------------
                                                       210,036
                                               ---------------
             AUTOMOBILES -- 0.6%
     20,591  Ford Motor Co.                            308,042
     10,365  General Motors Co. (a)                    373,969
      1,354  Thor Industries, Inc.                      69,555
                                               ---------------
                                                       751,566
                                               ---------------
             BEVERAGES -- 0.5%
      4,347  Dr. Pepper Snapple Group, Inc.            208,134
      5,658  Molson Coors Brewing Co.,
                Class B                                297,837
      1,277  PepsiCo, Inc.                             102,620
                                               ---------------
                                                       608,591
                                               ---------------
             BUILDING PRODUCTS -- 0.2%
      7,696  Griffon Corp.                              96,662
        923  Simpson Manufacturing Co.,
                Inc.                                    30,090
      1,300  Universal Forest Products, Inc.            68,315
                                               ---------------
                                                       195,067
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CAPITAL MARKETS -- 1.3%
     35,262  Apollo Investment Corp.           $       297,611
      6,062  Bank of New York Mellon
                (The) Corp.                            193,741
      8,587  Calamos Asset Management,
                Inc., Class A                           98,493
      2,596  Federated Investors, Inc.,
                Class B                                 69,806
      1,792  Goldman Sachs Group (The),
                Inc.                                   294,103
     12,087  Janus Capital Group, Inc.                 132,836
      6,754  Morgan Stanley                            199,311
      3,428  Piper Jaffray Cos., Inc. (a)              134,652
     15,411  Prospect Capital Corp.                    167,518
                                               ---------------
                                                     1,588,071
                                               ---------------
             CHEMICALS -- 3.2%
        961  A. Schulman, Inc.                          32,645
        947  Air Products & Chemicals, Inc.             99,568
      2,359  Albemarle Corp.                           151,401
      3,852  Ashland, Inc.                             357,504
      4,363  Cabot Corp.                               212,347
      3,295  Calgon Carbon Corp. (a)                    66,921
      2,272  CF Industries Holdings, Inc.              524,514
      4,770  Dow Chemical (The) Co.                    217,083
     10,943  FutureFuel Corp.                          179,027
      2,734  Hawkins, Inc.                              96,264
      2,092  Innophos Holdings, Inc.                    97,634
     18,878  Intrepid Potash, Inc. (a)                 277,507
      1,482  Koppers Holdings, Inc.                     58,539
        826  LSB Industries, Inc. (a)                   27,349
     11,202  Mosaic (The) Co.                          500,281
     12,956  Olin Corp.                                333,099
        879  Quaker Chemical Corp.                      60,748
      4,622  Sensient Technologies Corp.               226,108
      1,127  Sigma-Aldrich Corp.                       104,777
      1,549  Stepan Co.                                 98,191
      3,529  Tredegar Corp.                             87,484
      3,732  Zep, Inc.                                  59,861
                                               ---------------
                                                     3,868,852
                                               ---------------
             COMMERCIAL BANKS -- 3.1%
        756  Banner Corp.                               27,844
      2,838  BB&T Corp.                                106,170
      1,883  Cardinal Financial Corp.                   32,105
        731  City Holding Co.                           32,617
      1,665  Commerce Bancshares, Inc.                  72,378
      5,371  F.N.B. Corp.                               63,593
      3,842  First Commonwealth Financial
                Corp.                                   31,543
      3,889  First Financial Bancorp                    64,480
     21,118  First Niagara Financial Group,
                Inc.                                   182,460
     11,431  Fulton Financial Corp.                    141,173
      4,076  Hancock Holding Co.                       141,030
      1,548  Hanmi Financial Corp.                      33,390
        865  Independent Bank Corp.                     31,278
      5,666  International Bancshares Corp.            132,641

                       See Notes to Financial Statements                 Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL BANKS (CONTINUED)
      1,819  M&T Bank Corp.                    $       202,837
      1,308  NBT Bancorp, Inc.                          31,444
      4,410  Old National Bancorp                       61,740
      5,460  PNC Financial Services Group,
                Inc.                                   436,145
     32,125  Regions Financial Corp.                   326,711
      2,678  S&T Bancorp, Inc.                          62,638
        912  Simmons First National Corp.,
                Class A                                 31,491
      2,535  Sterling Bancorp                           31,941
      2,877  SunTrust Banks, Inc.                      106,507
      7,918  Susquehanna Bancshares, Inc.               85,752
      9,201  TCF Financial Corp.                       148,136
        659  Tompkins Financial Corp.                   30,907
      5,571  Trustmark Corp.                           132,367
      2,621  U.S. Bancorp                              104,132
      1,078  United Bankshares, Inc.                    32,221
     14,774  Valley National Bancorp                   143,160
      4,795  Webster Financial Corp.                   145,480
      4,665  Wells Fargo & Co.                         211,511
      2,204  Wintrust Financial Corp.                   96,601
     10,605  Zions Bancorporation                      304,894
                                               ---------------
                                                     3,819,317
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                1.4%
      3,556  ABM Industries, Inc.                       94,803
     13,084  ADT (The) Corp.                           393,043
      2,494  Clean Harbors, Inc. (a)                   139,864
      2,010  Consolidated Graphics, Inc. (a)           130,328
      1,460  Mine Safety Appliances Co.                 73,555
      9,570  Republic Services, Inc.                   306,527
      1,267  UniFirst Corp.                            134,049
      2,215  United Stationers, Inc.                    91,768
      1,220  Viad Corp.                                 32,074
      1,713  Waste Connections, Inc.                    70,027
      4,721  Waste Management, Inc.                    197,243
                                               ---------------
                                                     1,663,281
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 1.1%
      3,181  Bel Fuse, Inc., Class B                    60,980
      5,802  Black Box Corp.                           159,033
     23,587  Cisco Systems, Inc.                       516,791
      2,150  Comtech Telecommunications
                Corp.                                   65,403
      2,796  Digi International, Inc. (a)               28,799
      5,092  Ixia (a)                                   65,127
      5,759  JDS Uniphase Corp. (a)                     76,537
      4,115  NETGEAR, Inc. (a)                         131,309
      5,466  Oplink Communications, Inc. (a)            92,539
      4,828  Plantronics, Inc.                         207,266
                                               ---------------
                                                     1,403,784
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMPUTERS & PERIPHERALS -- 0.8%
     12,633  EMC Corp.                               $ 306,224
     10,523  Lexmark International, Inc.,
                Class A                                412,396
     14,616  QLogic Corp. (a)                          169,107
      1,975  Super Micro Computer, Inc. (a)             40,606
                                               ---------------
                                                       928,333
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 1.4%
     12,701  AECOM Technology Corp. (a)                364,138
      4,645  Aegion Corp. (a)                           95,315
      1,597  EMCOR Group, Inc.                          67,889
      3,363  Jacobs Engineering Group,
                Inc. (a)                               204,168
      4,688  KBR, Inc.                                 146,734
      2,817  Orion Marine Group, Inc. (a)               31,550
     13,423  Quanta Services, Inc. (a)                 418,395
      7,054  URS Corp.                                 354,111
                                               ---------------
                                                     1,682,300
                                               ---------------
             CONSUMER FINANCE -- 0.7%
      4,147  Capital One Financial Corp.               292,820
      4,515  Cash America International, Inc.          165,836
     14,791  EZCORP, Inc., Class A (a)                 162,405
      2,695  Green Dot Corp., Class A (a)               60,691
      1,549  World Acceptance Corp. (a)                148,224
                                               ---------------
                                                       829,976
                                               ---------------
             CONTAINERS & PACKAGING -- 1.1%
      2,110  Avery Dennison Corp.                      103,960
      7,757  Bemis Co., Inc.                           298,722
      4,280  Greif, Inc., Class A                      216,697
      2,868  MeadWestvaco Corp.                        103,449
      4,814  Myers Industries, Inc.                     92,188
      3,559  Rock-Tenn Co., Class A                    361,167
      1,557  Silgan Holdings, Inc.                      71,357
      3,584  Sonoco Products Co.                       148,306
                                               ---------------
                                                     1,395,846
                                               ---------------
             DISTRIBUTORS -- 0.2%
      1,273  Genuine Parts Co.                         104,704
     10,354  VOXX International Corp. (a)              138,019
                                               ---------------
                                                       242,723
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                0.8%
     10,945  Apollo Education Group,
                Inc. (a)                               353,414
      4,212  DeVry Education Group, Inc.               152,221
      3,028  ITT Educational Services,
                Inc. (a)                                89,023
      3,509  Matthews International Corp.,
                Class A                                149,203

Page 60                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
      4,671  Regis Corp.                       $        57,593
      3,933  Strayer Education, Inc. (a)               137,498
      2,436  Universal Technical Institute,
                Inc.                                    28,672
                                               ---------------
                                                       967,624
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                1.0%
      6,802  Bank of America Corp.                     113,933
      6,097  Citigroup, Inc.                           289,181
      5,433  JPMorgan Chase & Co.                      300,771
     11,211  Leucadia National Corp.                   306,397
      5,322  NASDAQ OMX Group (The),
                Inc.                                   203,034
                                               ---------------
                                                     1,213,316
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.1%
      9,036  AT&T, Inc.                                301,079
      3,056  Atlantic Tele-Network, Inc.               178,012
     14,735  Cbeyond, Inc. (a)                         106,976
     13,300  CenturyLink, Inc.                         383,838
     91,101  Frontier Communications Corp.             428,175
                                               ---------------
                                                     1,398,080
                                               ---------------
             ELECTRIC UTILITIES -- 6.2%
      2,718  ALLETE, Inc.                              135,846
      9,063  American Electric Power Co.,
                Inc.                                   442,365
      4,811  Cleco Corp.                               235,065
      4,604  Duke Energy Corp.                         325,135
     11,437  Edison International                      550,806
      3,861  El Paso Electric Co.                      140,656
      6,695  Entergy Corp.                             421,986
     19,333  Exelon Corp.                              560,657
      9,634  FirstEnergy Corp.                         303,375
     15,420  Great Plains Energy, Inc.                 380,566
      8,606  Hawaiian Electric Industries,
                Inc.                                   223,928
      5,768  IDACORP, Inc.                             304,147
      2,474  NextEra Energy, Inc.                      227,435
      9,993  Northeast Utilities                       437,693
      4,410  OGE Energy Corp.                          150,249
     16,608  Pepco Holdings, Inc.                      322,693
      8,005  Pinnacle West Capital Corp.               421,303
     12,397  PNM Resources, Inc.                       305,586
     14,078  PPL Corp.                                 430,364
      5,152  Southern (The) Co.                        212,468
      3,498  UIL Holdings Corp.                        135,268
      1,699  UNS Energy Corp.                          101,736
      9,295  Westar Energy, Inc.                       308,315
     15,162  Xcel Energy, Inc.                         438,333
                                               ---------------
                                                     7,515,975
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ELECTRICAL EQUIPMENT -- 0.5%
      1,373  Hubbell, Inc., Class B            $       160,270
      7,702  II-VI, Inc. (a)                           117,610
      1,518  Powell Industries, Inc.                    93,220
      4,056  Regal-Beloit Corp.                        300,509
                                               ---------------
                                                       671,609
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.0%
        377  Anixter International, Inc.                33,070
      5,512  Arrow Electronics, Inc. (a)               283,207
      6,779  Avnet, Inc.                               278,414
      7,492  Benchmark Electronics, Inc. (a)           170,293
     29,715  Corning, Inc.                             511,395
     10,555  FLIR Systems, Inc.                        334,805
     15,933  Ingram Micro, Inc., Class A (a)           398,644
      7,614  Insight Enterprises, Inc. (a)             160,655
      1,804  Itron, Inc. (a)                            72,845
     30,363  Jabil Circuit, Inc.                       545,623
      1,276  OSI Systems, Inc. (a)                      73,919
      1,180  Park Electrochemical Corp.                 35,601
      3,131  Plexus Corp. (a)                          122,422
      5,017  Rofin-Sinar Technologies,
                Inc. (a)                               115,893
        551  Rogers Corp. (a)                           33,446
     10,354  Sanmina Corp. (a)                         173,119
      1,508  SYNNEX Corp. (a)                           84,674
      5,765  TE Connectivity Ltd.                      325,780
      7,244  Tech Data Corp. (a)                       390,596
     20,152  TTM Technologies, Inc. (a)                161,417
     28,189  Vishay Intertechnology, Inc. (a)          382,807
      2,765  Zebra Technologies Corp.,
                Class A (a)                            151,964
                                               ---------------
                                                     4,840,589
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                4.9%
      7,001  Atwood Oceanics, Inc. (a)                 331,847
      7,666  Baker Hughes, Inc.                        434,202
      2,304  Bristow Group, Inc.                       165,404
      1,779  Cameron International Corp. (a)           106,687
      9,303  Diamond Offshore Drilling, Inc.           451,568
      1,254  Dresser-Rand Group, Inc. (a)               71,478
      9,261  Ensco PLC, Class A                        466,477
      3,964  Exterran Holdings, Inc. (a)               137,709
      2,919  Gulf Island Fabrication, Inc.              59,139
      1,377  Hornbeck Offshore Services,
                Inc. (a)                                58,812
     31,167  Nabors Industries Ltd.                    532,332
      6,658  National Oilwell Varco, Inc.              499,417
     14,132  Noble Corp. PLC                           438,516
     16,924  Pioneer Energy Services
                Corp. (a)                              141,823
     14,975  Rowan Cos. PLC, Class A (a)               469,766
      1,115  SEACOR Holdings, Inc. (a)                  93,861
     14,047  Superior Energy Services, Inc.            332,071
      5,484  TETRA Technologies, Inc. (a)               56,595

                       See Notes to Financial Statements                 Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
      6,306  Tidewater, Inc.                   $       326,966
     10,715  Transocean Ltd.                           463,745
      5,793  Unit Corp. (a)                            289,476
                                               ---------------
                                                     5,927,891
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.8%
        965  Casey's General Stores, Inc.               66,266
      4,439  CVS Caremark Corp.                        300,609
      8,037  Kroger (The) Co.                          290,136
      5,583  Spartan Stores, Inc.                      126,120
      2,934  Sysco Corp.                               102,925
      1,346  Wal-Mart Stores, Inc.                     100,519
                                               ---------------
                                                       986,575
                                               ---------------
             FOOD PRODUCTS -- 2.3%
      4,880  Archer-Daniels-Midland Co.                192,662
        563  Cal-Maine Foods, Inc.                      28,364
      3,143  ConAgra Foods, Inc.                        99,916
      6,492  Darling International, Inc. (a)           126,984
     21,744  Dean Foods Co. (a)                        343,555
      6,964  Flowers Foods, Inc.                       145,896
      2,122  General Mills, Inc.                       101,898
      5,460  Ingredion, Inc.                           340,158
        765  J & J Snack Foods Corp.                    67,396
      2,044  J.M. Smucker (The) Co.                    197,021
        848  Lancaster Colony Corp.                     73,708
      1,517  Post Holdings, Inc. (a)                    81,205
      2,391  Sanderson Farms, Inc.                     177,771
      5,422  Seneca Foods Corp., Class A (a)           157,618
      1,180  Snyder's-Lance, Inc.                       31,518
        983  TreeHouse Foods, Inc. (a)                  64,721
     15,826  Tyson Foods, Inc., Class A                591,892
                                               ---------------
                                                     2,822,283
                                               ---------------
             GAS UTILITIES -- 1.5%
      8,969  AGL Resources, Inc.                       428,539
      4,938  Atmos Energy Corp.                        237,073
      1,488  Laclede Group (The), Inc.                  68,284
      2,094  National Fuel Gas Co.                     157,804
      1,466  New Jersey Resources Corp.                 66,850
      3,166  Northwest Natural Gas Co.                 131,579
      3,066  Piedmont Natural Gas Co., Inc.            101,239
      3,252  Questar Corp.                              75,837
      2,425  Southwest Gas Corp.                       130,295
      5,409  UGI Corp.                                 234,697
      3,732  WGL Holdings, Inc.                        140,995
                                               ---------------
                                                     1,773,192
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.4%
      8,289  Abbott Laboratories                       303,875
      3,045  Baxter International, Inc.                207,973
      5,319  CareFusion Corp. (a)                      216,856
        797  CONMED Corp.                               33,434


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
      1,811  Cooper (The) Cos., Inc.           $       225,071
      3,110  Covidien PLC                              212,226
      4,369  DENTSPLY International, Inc.              201,586
      3,221  Edwards Lifesciences Corp. (a)            209,751
      1,596  ICU Medical, Inc. (a)                     102,958
        276  Intuitive Surgical, Inc. (a)              112,492
      7,381  Medtronic, Inc.                           417,469
      2,153  Merit Medical Systems, Inc. (a)            30,939
      1,588  ResMed, Inc.                               69,253
      4,667  STERIS Corp.                              214,169
      1,363  Varian Medical Systems, Inc. (a)          110,825
      2,273  Zimmer Holdings, Inc.                     213,594
                                               ---------------
                                                     2,882,471
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.5%
      4,632  Aetna, Inc.                               316,505
      2,096  Almost Family, Inc. (a)                    63,739
      2,305  AMN Healthcare Services,
                Inc. (a)                                34,829
      5,308  Bio-Reference Laboratories,
                Inc. (a)                               142,732
      1,327  Chemed Corp.                              104,727
      7,615  Community Health Systems,
                Inc. (a)                               315,337
      1,508  Express Scripts Holding Co. (a)           112,633
      7,559  Health Net, Inc. (a)                      248,616
      4,416  Healthways, Inc. (a)                       67,609
      5,130  Humana, Inc.                              499,149
      5,150  Kindred Healthcare, Inc.                   97,541
      4,636  Laboratory Corp. of America
                Holdings (a)                           416,452
      7,192  LHC Group, Inc. (a)                       164,984
      7,074  LifePoint Hospitals, Inc. (a)             374,993
      2,886  Magellan Health Services,
                Inc. (a)                               172,669
      7,002  MEDNAX, Inc. (a)                          389,591
      2,926  Molina Healthcare, Inc. (a)               105,336
      2,045  Owens & Minor, Inc.                        70,839
      4,729  PharMerica Corp. (a)                      115,104
      9,890  Quest Diagnostics, Inc.                   519,225
      5,626  UnitedHealth Group, Inc.                  406,647
      3,185  WellCare Health Plans, Inc. (a)           207,375
      5,731  WellPoint, Inc.                           492,866
                                               ---------------
                                                     5,439,498
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.0%
        548  Computer Programs &
                Systems, Inc.                           36,617
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                1.7%
        341  Biglari Holdings, Inc. (a)                149,003
      3,273  BJ's Restaurants, Inc. (a)                 92,822
      7,909  Carnival Corp.                            309,954
      1,531  CEC Entertainment, Inc.                    82,613

Page 62                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
      3,896  Darden Restaurants, Inc.          $       192,618
     17,495  International Game Technology             252,453
      6,319  International Speedway Corp.,
                Class A                                212,129
      7,953  Life Time Fitness, Inc. (a)               327,345
     12,865  Marcus (The) Corp.                        168,017
        642  Marriott Vacations Worldwide
                Corp. (a)                               30,739
      2,183  McDonald's Corp.                          205,573
                                               ---------------
                                                     2,023,266
                                               ---------------
             HOUSEHOLD DURABLES -- 2.5%
      3,115  Blyth, Inc.                                29,219
      9,490  D.R. Horton, Inc. (a)                     222,825
      1,114  Ethan Allen Interiors, Inc.                28,117
      9,165  Garmin Ltd.                               412,883
      3,492  Helen of Troy Ltd. (a)                    192,200
     10,269  Leggett & Platt, Inc.                     308,275
     11,594  M.D.C. Holdings, Inc. (a)                 358,139
      6,794  M/I Homes, Inc. (a)                       167,064
      3,603  Meritage Homes Corp. (a)                  174,998
     25,995  PulteGroup, Inc.                          528,218
      3,983  Ryland Group (The), Inc.                  177,801
     19,106  Standard Pacific Corp. (a)                168,133
      2,025  Whirlpool Corp.                           269,933
                                               ---------------
                                                     3,037,805
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.2%
     15,062  Central Garden & Pet Co.,
                Class A (a)                             93,987
        691  Energizer Holdings, Inc.                   65,299
      1,301  Procter & Gamble (The) Co.                 99,683
                                               ---------------
                                                       258,969
                                               ---------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.3%
     14,750  NRG Energy, Inc.                          410,787
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.1%
      3,778  General Electric Co.                       94,941
                                               ---------------
             INSURANCE -- 6.3%
      4,092  ACE Ltd.                                  383,871
      3,171  Aflac, Inc.                               199,075
        561  Alleghany Corp. (a)                       208,877
      3,884  Allstate (The) Corp.                      198,861
      3,885  American Financial Group, Inc.            213,364
     10,373  American International Group,
                Inc.                                   497,489
      7,239  Aspen Insurance Holdings Ltd.             281,597
      4,787  Assurant, Inc.                            312,830
      4,763  Brown & Brown, Inc.                       149,987
      3,288  Chubb (The) Corp.                         277,967
      4,044  Cincinnati Financial Corp.                195,932


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             INSURANCE (CONTINUED)
      2,398  Everest Re Group, Ltd.            $       347,134
      9,215  Fidelity National Financial,
                Inc., Class A                          290,641
     10,604  First American Financial Corp.            274,856
      6,819  Genworth Financial, Inc.,
                Class A (a)                            100,580
      1,252  Hanover Insurance Group,
                (The), Inc.                             69,524
      6,481  HCC Insurance Holdings, Inc.              278,100
      3,223  Horace Mann Educators Corp.                89,922
        945  Infinity Property & Casualty
                Corp.                                   66,717
      5,486  Kemper Corp.                              201,610
      2,146  Navigators Group (The), Inc. (a)          127,966
      1,742  Primerica, Inc.                            73,390
      3,567  ProAssurance Corp.                        165,723
      7,767  Progressive (The) Corp.                   180,505
      4,427  Protective Life Corp.                     216,967
      2,897  Reinsurance Group of America,
                Inc.                                   216,319
      2,408  Safety Insurance Group, Inc.              130,225
      3,757  Selective Insurance Group, Inc.            88,365
      3,385  StanCorp Financial Group, Inc.            217,486
      5,358  Stewart Information Services
                Corp.                                  174,189
      4,679  Travelers (The) Cos., Inc.                380,309
      3,547  United Fire Group, Inc.                    89,030
      9,057  Unum Group                                291,635
      6,892  W. R. Berkley Corp.                       267,134
     13,305  XL Group PLC                              382,386
                                               ---------------
                                                     7,640,563
                                               ---------------
             INTERNET & CATALOG RETAIL --
              0.1%
      2,080  FTD Cos., Inc. (a)                         64,480
      1,200  HSN, Inc.                                  65,724
      2,038  PetMed Express, Inc.                       26,963
                                               ---------------
                                                       157,167
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
              0.5%
      3,207  AOL, Inc. (a)                             147,779
     23,849  Dice Holdings, Inc. (a)                   166,943
      5,982  Liquidity Services, Inc. (a)              142,192
     19,012  Monster Worldwide, Inc. (a)               116,353
                                               ---------------
                                                       573,267
                                               ---------------
             IT SERVICES -- 2.5%
      2,361  CACI International, Inc.,
                Class A (a)                            174,761
      9,476  Computer Sciences Corp.                   572,445
     14,206  Convergys Corp.                           289,376
      3,458  CSG Systems International, Inc.           103,602
      3,681  ExlService Holdings, Inc. (a)              92,577
      3,472  Higher One Holdings, Inc. (a)              26,943
      1,129  International Business Machines
                Corp.                                  199,472
      1,608  Leidos Holdings, Inc.                      72,907

                       See Notes to Financial Statements                 Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES (CONTINUED)
     12,489  ManTech International Corp.,
                Class A                        $       363,430
      4,521  Science Applications
                International Corp.                    167,322
      5,662  TeleTech Holdings, Inc. (a)               123,545
      4,656  Teradata Corp. (a)                        191,455
     12,279  Western Union Co.                         189,096
     43,511  Xerox Corp.                               472,094
                                               ---------------
                                                     3,039,025
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.1%
      2,226  Mattel, Inc.                               84,232
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.2%
        605  Bio-Rad Laboratories, Inc.,
                Class A (a)                             76,908
        750  PAREXEL International
                Corp. (a)                               36,607
      1,059  Waters Corp. (a)                          114,658
                                               ---------------
                                                       228,173
                                               ---------------
             MACHINERY -- 3.5%
      2,775  Actuant Corp., Class A                     94,960
      6,315  AGCO Corp.                                336,779
      2,632  Astec Industries, Inc.                     97,910
      2,332  Caterpillar, Inc.                         218,998
      1,112  Crane Co.                                  70,234
      1,503  Cummins, Inc.                             190,851
      3,479  Deere & Co.                               299,055
      3,291  Dover Corp.                               284,869
        588  EnPro Industries, Inc. (a)                 42,653
        989  ESCO Technologies, Inc.                    34,516
      1,260  Illinois Tool Works, Inc.                  99,376
      9,053  Joy Global, Inc.                          477,908
      4,307  Kennametal, Inc.                          186,665
      1,229  Lindsay Corp.                             104,465
      9,813  Lydall, Inc. (a)                          173,396
      2,744  Mueller Industries, Inc.                  170,787
      5,935  Oshkosh Corp.                             321,321
      1,617  Standex International Corp.                91,975
      1,312  Stanley Black & Decker, Inc.              101,549
      5,430  Timken (The) Co.                          305,872
      7,539  Titan International, Inc.                 126,354
      2,005  Valmont Industries, Inc.                  293,492
      3,278  Woodward, Inc.                            140,462
                                               ---------------
                                                     4,264,447
                                               ---------------
             MARINE -- 0.1%
      5,726  Matson, Inc.                              137,023
                                               ---------------
             MEDIA -- 1.0%
      7,974  Digital Generation, Inc. (a)              107,649
     10,741  Gannett Co., Inc.                         295,700
     22,111  Harte-Hanks, Inc.                         151,460


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MEDIA (CONTINUED)
      1,354  John Wiley & Sons, Inc.,
                Class A                        $        73,306
      2,886  Meredith Corp.                            132,121
      4,711  New York Times (The) Co.,
                Class A                                 66,613
      3,986  Scholastic Corp.                          131,498
      3,038  Time Warner, Inc.                         190,878
      3,010  Twenty-First Century Fox, Inc.,
                Class A                                 95,778
                                               ---------------
                                                     1,245,003
                                               ---------------
             METALS & MINING -- 1.8%
     39,851  Alcoa, Inc.                               458,685
      2,404  Carpenter Technology Corp.                139,696
      7,354  Commercial Metals Co.                     140,167
        934  Compass Minerals International,
                Inc.                                    73,431
     11,225  Freeport-McMoRan Copper &
                Gold, Inc.                             363,802
        613  Haynes International, Inc.                 31,349
      2,462  Kaiser Aluminum Corp.                     171,872
      4,394  Materion Corp.                            116,749
      2,339  Olympic Steel, Inc.                        64,767
      3,943  Reliance Steel & Aluminum Co.             275,813
      1,623  Royal Gold, Inc.                           90,791
      1,981  RTI International Metals, Inc. (a)         61,649
     11,477  Steel Dynamics, Inc.                      189,370
                                               ---------------
                                                     2,178,141
                                               ---------------
             MULTILINE RETAIL -- 1.8%
     11,576  Big Lots, Inc. (a)                        310,121
      4,890  Family Dollar Stores, Inc.                302,300
      9,336  Fred's, Inc., Class A                     163,193
      9,331  Kohl's Corp.                              472,429
      5,950  Macy's, Inc.                              316,540
      3,427  Nordstrom, Inc.                           196,881
      6,695  Target Corp.                              379,205
                                               ---------------
                                                     2,140,669
                                               ---------------
             MULTI-UTILITIES -- 4.5%
      5,795  Alliant Energy Corp.                      301,108
      4,809  Avista Corp.                              138,643
      4,271  Black Hills Corp.                         234,179
      9,138  CenterPoint Energy, Inc.                  213,829
     11,868  CMS Energy Corp.                          329,812
      7,663  Consolidated Edison, Inc.                 416,944
      6,381  DTE Energy Co.                            435,312
      7,786  Integrys Energy Group, Inc.               423,091
      2,447  MDU Resources Group, Inc.                  78,402
      6,442  NiSource, Inc.                            221,412
      3,129  NorthWestern Corp.                        141,462
     10,517  PG&E Corp.                                443,292
     16,527  Public Service Enterprise
                Group, Inc.                            551,010
      9,027  SCANA Corp.                               426,706
      2,360  Sempra Energy                             218,796
     24,572  TECO Energy, Inc.                         402,489

Page 64                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
      6,317  Vectren Corp.                     $       230,697
      7,685  Wisconsin Energy Corp.                    327,919
                                               ---------------
                                                     5,535,103
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                7.6%
      5,341  Anadarko Petroleum Corp.                  430,965
      6,162  Apache Corp.                              494,562
      7,027  Approach Resources, Inc. (a)              141,172
      8,375  Bill Barrett Corp. (a)                    234,584
      4,239  Chevron Corp.                             473,199
      2,850  Cimarex Energy Co.                        279,243
      9,606  Cloud Peak Energy, Inc. (a)               179,920
      7,412  Comstock Resources, Inc.                  127,116
      7,495  ConocoPhillips                            486,800
      3,659  Contango Oil & Gas Co. (a)                153,532
     32,229  Denbury Resources, Inc. (a)               517,920
      1,712  Devon Energy Corp.                        101,385
      3,170  Energen Corp.                             224,182
      5,232  Exxon Mobil Corp.                         482,181
      8,917  Green Plains Renewable
                Energy, Inc.                           198,671
      6,380  Hess Corp.                                481,626
      7,522  HollyFrontier Corp.                       348,269
     15,001  Marathon Oil Corp.                        491,883
      8,162  Murphy Oil Corp.                          462,051
      5,568  Occidental Petroleum Corp.                487,590
      7,845  PetroQuest Energy, Inc. (a)                30,282
      5,492  Phillips 66                               401,410
     13,821  QEP Resources, Inc.                       426,931
     12,808  Swift Energy Co. (a)                      158,563
      7,241  Tesoro Corp.                              373,056
     10,506  Valero Energy Corp.                       536,857
      3,464  World Fuel Services Corp.                 147,982
     20,786  WPX Energy, Inc. (a)                      395,973
                                               ---------------
                                                     9,267,905
                                               ---------------
             PAPER & FOREST PRODUCTS -- 1.1%
      1,291  Clearwater Paper Corp. (a)                 73,522
      3,170  Domtar Corp.                              340,490
      4,320  International Paper Co.                   206,237
     20,194  Louisiana-Pacific Corp. (a)               354,001
      2,377  Neenah Paper, Inc.                        103,257
      4,904  P.H. Glatfelter Co.                       151,975
      2,634  Schweitzer-Mauduit
                International, Inc.                    121,506
                                               ---------------
                                                     1,350,988
                                               ---------------
             PERSONAL PRODUCTS -- 0.1%
      5,188  Medifast, Inc. (a)                        137,638
                                               ---------------
             PHARMACEUTICALS -- 0.8%
     10,383  Eli Lilly & Co.                           560,786
      6,878  Impax Laboratories, Inc. (a)              159,157
      1,156  Johnson & Johnson                         102,271
      2,116  Merck & Co., Inc.                         112,085


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
      3,458  Pfizer, Inc.                      $       105,123
                                               ---------------
                                                     1,039,422
                                               ---------------
             PROFESSIONAL SERVICES -- 0.3%
      7,316  CDI Corp.                                 125,250
      1,683  Heidrick & Struggles
                International, Inc.                     28,073
      5,435  Kelly Services, Inc., Class A             130,331
      2,595  Korn/Ferry International (a)               60,879
      2,365  Resources Connection, Inc.                 31,880
                                               ---------------
                                                       376,413
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                1.4%
      1,168  Agree Realty Corp.                         33,393
     11,222  Capstead Mortgage Corp.                   141,622
     10,827  Cedar Realty Trust, Inc.                   68,318
     11,655  Corrections Corp. of America              391,258
     16,787  Cousins Properties, Inc.                  180,460
      1,379  EPR Properties                             70,439
      4,207  Geo Group (The), Inc.                     140,850
      3,690  Getty Realty Corp.                         70,110
      2,728  Government Properties Income
                Trust                                   67,382
      2,916  HCP, Inc.                                 114,162
     12,886  Inland Real Estate Corp.                  135,819
        958  LTC Properties, Inc.                       36,356
      5,547  Medical Properties Trust, Inc.             73,609
      5,327  Rayonier, Inc.                            235,773
                                               ---------------
                                                     1,759,551
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
      1,460  Jones Lang LaSalle, Inc.                  166,820
                                               ---------------
             ROAD & RAIL -- 1.3%
      5,648  Con-way, Inc.                             217,279
     11,043  CSX Corp.                                 297,167
      7,391  Knight Transportation, Inc.               157,798
      1,301  Landstar System, Inc.                      74,729
      5,742  Ryder System, Inc.                        408,773
     15,115  Werner Enterprises, Inc.                  393,897
                                               ---------------
                                                     1,549,643
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.3%
      3,256  Altera Corp.                              108,848
      2,079  Analog Devices, Inc.                      100,353
      3,365  ATMI, Inc. (a)                             93,143
      1,483  Cabot Microelectronics
                Corp. (a)                               59,795
      8,463  Cirrus Logic, Inc. (a)                    148,187
      4,315  Diodes, Inc. (a)                           98,857
      5,600  Fairchild Semiconductor
                International, Inc. (a)                 71,456
        549  Hittite Microwave Corp. (a)                31,485

                       See Notes to Financial Statements                 Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
     22,009  Integrated Device Technology,
                Inc. (a)                       $       212,387
     20,398  Intel Corp.                               500,567
     13,000  Kulicke & Soffa Industries,
                Inc. (a)                               151,320
      1,358  Microsemi Corp. (a)                        31,831
     26,443  NVIDIA Corp.                              415,155
     14,728  Rudolph Technologies, Inc. (a)            161,861
      7,853  Skyworks Solutions, Inc. (a)              237,553
      1,353  Supertex, Inc. (a)                         36,125
     12,728  Teradyne, Inc. (a)                        239,414
      2,412  Texas Instruments, Inc.                   102,269
                                               ---------------
                                                     2,800,606
                                               ---------------
             SOFTWARE -- 1.5%
     15,736  CA, Inc.                                  504,811
     26,661  Cadence Design Systems,
                Inc. (a)                               376,453
     11,746  Ebix, Inc.                                159,511
      8,304  Oracle Corp.                              306,418
      3,797  Rovi Corp. (a)                             80,534
      8,983  Symantec Corp.                            192,326
      3,685  Synopsys, Inc. (a)                        146,884
      4,384  VASCO Data Security
                International, Inc. (a)                 32,748
                                               ---------------
                                                     1,799,685
                                               ---------------
             SPECIALTY RETAIL -- 5.6%
     12,714  Aaron's, Inc.                             341,879
     11,358  Abercrombie & Fitch Co.,
                Class A                                401,846
     25,957  American Eagle Outfitters, Inc.           351,198
      8,179  ANN, Inc. (a)                             264,509
     14,132  Ascena Retail Group, Inc. (a)             265,116
      2,131  AutoNation, Inc. (a)                      105,250
      6,839  Big 5 Sporting Goods Corp.                117,357
      2,409  Brown Shoe Co., Inc.                       57,045
      1,290  Buckle (The), Inc.                         57,173
      4,263  Cato (The) Corp., Class A                 119,193
      7,936  Chico's FAS, Inc.                         131,738
      2,379  Children's Place Retail Stores
                (The), Inc. (a)                        125,302
      4,072  CST Brands, Inc.                          130,019
      1,287  Dick's Sporting Goods, Inc.                67,568
      3,609  Finish Line (The), Inc., Class A           92,571
      7,216  Foot Locker, Inc.                         278,538
     10,750  GameStop Corp., Class A                   377,003
     10,840  Gap (The), Inc.                           412,787
      1,855  Genesco, Inc. (a)                         130,258
      1,432  Group 1 Automotive, Inc.                   87,538
      9,624  Guess?, Inc.                              269,953
      1,238  Jos. A. Bank Clothiers, Inc. (a)           69,600
      7,195  Murphy USA, Inc. (a)                      278,734
      2,015  Outerwall, Inc. (a)                       129,585


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
      8,375  Pep Boys-Manny, Moe & Jack
                (The) (a)                      $        99,998
      4,367  PetSmart, Inc.                            275,121
     11,211  Rent-A-Center, Inc.                       279,602
      3,214  Select Comfort Corp. (a)                   52,613
      2,850  Signet Jewelers Ltd.                      226,718
      2,769  Sonic Automotive, Inc., Class A            62,109
      6,101  Stage Stores, Inc.                        119,580
     26,660  Staples, Inc.                             350,846
      7,559  Stein Mart, Inc.                           93,580
      8,564  Urban Outfitters, Inc. (a)                306,762
      1,303  Vitamin Shoppe, Inc. (a)                   58,400
      2,565  Williams-Sonoma, Inc.                     139,844
      5,214  Zumiez, Inc. (a)                          112,205
                                               ---------------
                                                     6,839,138
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.5%
      3,774  Coach, Inc.                               180,737
      8,515  Crocs, Inc. (a)                           130,705
      8,585  Perry Ellis International,
                Inc. (a)                               134,527
        600  Ralph Lauren Corp.                         94,134
      1,023  Skechers U.S.A., Inc.,
                Class A (a)                             29,555
                                               ---------------
                                                       569,658
                                               ---------------
             THRIFTS & MORTGAGE FINANCE --
                0.4%
      5,405  Astoria Financial Corp.                    71,562
      4,834  Bank Mutual Corp.                          33,064
      7,082  Brookline Bancorp, Inc.                    63,030
      2,003  Dime Community Bancshares,
                Inc.                                    32,729
      4,437  New York Community Bancorp,
                Inc.                                    71,835
      2,293  Northwest Bancshares, Inc.                 32,240
      7,004  People's United Financial, Inc.            99,527
      3,508  Provident Financial Services,
                Inc.                                    60,759
                                               ---------------
                                                       464,746
                                               ---------------
             TOBACCO -- 0.4%
      1,215  Philip Morris International, Inc.          94,940
      6,846  Universal Corp.                           351,337
                                               ---------------
                                                       446,277
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.4%
      2,071  Applied Industrial Technologies,
                Inc.                                   104,668
      4,299  GATX Corp.                                248,912
      2,559  Kaman Corp.                                99,187
        924  MSC Industrial Direct Co., Inc.,
                Class A                                 77,635
                                               ---------------
                                                       530,402
                                               ---------------

Page 66                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             WATER UTILITIES -- 0.1%
      3,539  American States Water Co.         $       100,508
      3,169  Aqua America, Inc.                         75,897
                                               ---------------
                                                       176,405
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.5%
     14,499  Telephone & Data Systems, Inc.            391,763
     12,108  USA Mobility, Inc.                        172,660
                                               ---------------
                                                       564,423
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                             121,663,049
             (Cost $116,583,997)

             MONEY MARKET FUNDS -- 0.0%
     81,724  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                       81,724
             (Cost $81,724)                    ---------------

             TOTAL INVESTMENTS -- 100.0%           121,744,773
             (Cost $116,665,721) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                  (54,495)
                                               ---------------
             NET ASSETS -- 100.0%              $   121,690,278
                                               ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,141,333 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,062,281.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $121,663,049      $    --       $    --
Money Market Funds          81,724           --            --
                      ----------------------------------------
Total Investments     $121,744,773      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

                       See Notes to Financial Statements                 Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 4.5%
        627  Aerovironment, Inc. (a)           $        18,697
      1,776  Alliant Techsystems, Inc.                 255,211
      2,483  B/E Aerospace, Inc. (a)                   197,324
      1,960  Boeing (The) Co.                          245,510
      4,157  GenCorp, Inc. (a)                          70,752
        559  General Dynamics Corp.                     56,632
        585  Honeywell International, Inc.              53,370
      2,401  Huntington Ingalls Industries,
                Inc.                                   228,143
      1,441  Lockheed Martin Corp.                     217,461
        827  Moog, Inc., Class A (a)                    49,670
      2,334  Northrop Grumman Corp.                    269,694
        597  Precision Castparts Corp.                 152,086
      2,359  Raytheon Co.                              224,270
      7,279  Textron, Inc.                             258,404
      1,410  United Technologies Corp.                 160,768
                                               ---------------
                                                     2,457,992
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 0.7%
      1,860  FedEx Corp.                               247,975
      1,528  United Parcel Service, Inc.,
                Class B                                145,512
                                               ---------------
                                                       393,487
                                               ---------------
             AIRLINES -- 1.5%
      2,946  Alaska Air Group, Inc.                    232,940
      9,742  Delta Air Lines, Inc.                     298,203
     14,204  Southwest Airlines Co.                    297,574
                                               ---------------
                                                       828,717
                                               ---------------
             AUTO COMPONENTS -- 1.7%
      2,872  BorgWarner, Inc.                          154,227
      1,780  Delphi Automotive PLC                     108,384
        326  Dorman Products, Inc. (a)                  17,004
      1,464  Drew Industries, Inc.                      70,404
      3,931  Gentex Corp.                              127,325
      8,976  Goodyear Tire & Rubber
                (The) Co.                              212,372
      5,217  Johnson Controls, Inc.                    240,608
                                               ---------------
                                                       930,324
                                               ---------------
             AUTOMOBILES -- 0.3%
      1,546  Harley-Davidson, Inc.                      95,373
      2,729  Winnebago Industries, Inc. (a)             65,387
                                               ---------------
                                                       160,760
                                               ---------------
             BEVERAGES -- 0.9%
        155  Boston Beer (The) Co., Inc.,
                Class A (a)                             32,288
      2,426  Coca-Cola Enterprises, Inc.               105,022
      3,802  Constellation Brands, Inc.,
                Class A (a)                            291,499
        791  Monster Beverage Corp. (a)                 53,709
                                               ---------------
                                                       482,518
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             BIOTECHNOLOGY -- 2.7%
      1,608  Alexion Pharmaceuticals,
                Inc. (a)                       $       255,238
        766  Biogen Idec, Inc. (a)                     239,482
      1,268  Celgene Corp. (a)                         192,647
      1,882  Cubist Pharmaceuticals, Inc. (a)          137,555
      1,629  Emergent Biosolutions, Inc. (a)            38,982
      3,560  Gilead Sciences, Inc. (a)                 287,114
      1,425  Ligand Pharmaceuticals, Inc. (a)           88,265
        195  Regeneron Pharmaceuticals,
                Inc. (a)                                56,275
      1,910  United Therapeutics Corp. (a)             196,004
                                               ---------------
                                                     1,491,562
                                               ---------------
             BUILDING PRODUCTS -- 1.5%
      4,006  A.O. Smith Corp.                          189,163
      2,346  AAON, Inc.                                 69,582
      1,422  American Woodmark Corp. (a)                49,927
      2,086  Apogee Enterprises, Inc.                   70,507
      2,839  Fortune Brands Home &
                Security, Inc.                         127,925
      2,032  Lennox International, Inc.                175,890
      7,051  Masco Corp.                               149,199
                                               ---------------
                                                       832,193
                                               ---------------
             CAPITAL MARKETS -- 3.6%
        797  Affiliated Managers Group,
                Inc. (a)                               158,794
      2,326  Ameriprise Financial, Inc.                245,719
        507  BlackRock, Inc.                           152,338
      8,233  Charles Schwab (The) Corp.                204,343
      8,175  E*TRADE Financial Corp. (a)               163,663
      1,009  Eaton Vance Corp.                          38,413
      1,567  Evercore Partners, Inc., Class A           87,501
      1,078  Financial Engines, Inc.                    65,672
      2,781  Franklin Resources, Inc.                  144,640
      2,094  HFF, Inc., Class A                         61,941
      2,941  Invesco Ltd.                               97,788
      3,645  Investment Technology Group,
                Inc. (a)                                60,143
      2,490  SEI Investments Co.                        84,809
      1,565  Stifel Financial Corp. (a)                 70,660
        640  T. Rowe Price Group, Inc.                  50,202
        186  Virtus Investment Partners,
                Inc. (a)                                33,900
      3,320  Waddell & Reed Financial, Inc.,
                Class A                                215,202
                                               ---------------
                                                     1,935,728
                                               ---------------
             CHEMICALS -- 2.8%
        639  Balchem Corp.                              34,838
      1,856  Cytec Industries, Inc.                    166,984
      1,648  E.I. du Pont de Nemours & Co.             100,545
        664  Eastman Chemical Co.                       51,766
      1,541  Ecolab, Inc.                              154,932
        709  FMC Corp.                                  50,077
      1,441  H.B. Fuller Co.                            67,122

Page 68                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
      1,333  LyondellBasell Industries N.V.,
                Class A                        $       104,987
      2,878  Minerals Technologies, Inc.               148,735
        258  NewMarket Corp.                            86,394
      2,650  PolyOne Corp.                              94,234
      1,128  PPG Industries, Inc.                      205,702
      4,166  RPM International, Inc.                   165,265
      1,390  Scotts Miracle-Gro (The) Co.,
                Class A                                 82,552
                                               ---------------
                                                     1,514,133
                                               ---------------
             COMMERCIAL BANKS -- 2.8%
      5,102  BancorpSouth, Inc.                        120,254
        323  Bank of the Ozarks, Inc.                   20,478
      1,101  BBCN Bancorp, Inc.                         16,570
      1,618  Cathay General Bancorp                     38,023
      1,092  City National Corp.                        79,006
      1,126  Comerica, Inc.                             51,571
        945  Community Bank System, Inc.                33,642
      1,071  CVB Financial Corp.                        15,979
      2,545  Fifth Third Bancorp                        53,496
      1,043  First Midwest Bancorp, Inc.                16,657
      1,945  FirstMerit Corp.                           39,581
        614  Glacier Bancorp, Inc.                      16,228
      1,504  Home BancShares, Inc.                      46,383
     11,093  Huntington Bancshares, Inc.               100,614
      7,976  KeyCorp                                   101,774
        432  PacWest Bancorp                            17,328
        561  Pinnacle Financial Partners, Inc.          18,311
      1,943  PrivateBancorp, Inc.                       55,550
      1,365  Prosperity Bancshares, Inc.                85,394
      1,207  Signature Bank (a)                        147,327
      2,060  SVB Financial Group (a)                   231,194
      2,819  Taylor Capital Group, Inc. (a)             62,948
        903  Texas Capital Bancshares,
                Inc. (a)                                53,701
        954  Umpqua Holdings Corp.                      16,752
      2,110  United Community Banks,
                Inc. (a)                                35,195
      5,142  Wilshire Bancorp, Inc.                     51,214
                                               ---------------
                                                     1,525,170
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                2.5%
      3,593  Cintas Corp.                              205,053
      2,358  Copart, Inc. (a)                           80,832
      4,142  Deluxe Corp.                              201,094
        602  G&K Services, Inc., Class A                33,646
      1,465  Herman Miller, Inc.                        41,064
      1,114  HNI Corp.                                  38,221
        832  Interface, Inc.                            17,431
        909  Mobile Mini, Inc. (a)                      35,151
     11,484  Pitney Bowes, Inc.                        289,167
     10,657  R.R. Donnelley & Sons Co.                 196,835


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES
              (CONTINUED)
      1,427  Rollins, Inc.                     $        41,126
      3,911  Tyco International Ltd.                   158,356
                                               ---------------
                                                     1,337,976
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
      3,845  ARRIS Group, Inc. (a)                      99,585
      3,349  CalAmp Corp. (a)                           98,728
      5,420  Ciena Corp. (a)                           126,449
      2,300  Harris Corp.                              159,482
      1,909  PC-Tel, Inc.                               15,673
        721  QUALCOMM, Inc.                             53,513
      4,781  Riverbed Technology, Inc. (a)              94,281
                                               ---------------
                                                       647,711
                                               ---------------
             COMPUTERS & PERIPHERALS -- 2.0%
      2,326  3D Systems Corp. (a)                      180,800
        192  Apple, Inc.                                96,115
      1,934  Electronics for Imaging, Inc. (a)          81,944
      2,459  Intevac, Inc. (a)                          18,246
      3,034  SanDisk Corp.                             211,015
      3,811  Seagate Technology PLC                    201,449
      3,190  Western Digital Corp.                     274,882
                                               ---------------
                                                     1,064,451
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 0.2%
      2,898  Comfort Systems USA, Inc.                  49,382
      2,022  Dycom Industries, Inc. (a)                 56,272
                                               ---------------
                                                       105,654
                                               ---------------
             CONSTRUCTION MATERIALS -- 0.1%
        558  Eagle Materials, Inc.                      43,941
                                               ---------------
             CONSUMER FINANCE -- 0.5%
      1,770  American Express Co.                      150,486
        956  Discover Financial Services                51,289
      1,492  Encore Capital Group, Inc. (a)             71,004
        296  First Cash Financial Services,
                Inc. (a)                                14,546
                                               ---------------
                                                       287,325
                                               ---------------
             CONTAINERS & PACKAGING -- 1.6%
      1,911  AptarGroup, Inc.                          121,922
      2,072  Ball Corp.                                106,066
      7,479  Owens-Illinois, Inc. (a)                  239,627
      2,732  Packaging Corp. of America                176,487
      7,858  Sealed Air Corp.                          245,091
                                               ---------------
                                                       889,193
                                               ---------------
             DISTRIBUTORS -- 0.2%
      3,942  LKQ Corp. (a)                             106,710
                                               ---------------

                       See Notes to Financial Statements                 Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             DIVERSIFIED CONSUMER SERVICES --
                0.7%
        846  Capella Education Co.             $        52,782
        323  Graham Holdings Co., Class B              202,217
      1,274  Hillenbrand, Inc.                          34,487
      1,625  Sotheby's                                  77,870
                                               ---------------
                                                       367,356
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                1.1%
      1,665  CBOE Holdings, Inc.                        86,613
        476  IntercontinentalExchange
                Group, Inc.                             99,384
        841  MarketAxess Holdings, Inc.                 52,764
      2,053  McGraw Hill Financial Inc.                156,110
      2,046  Moody's Corp.                             152,591
        990  MSCI, Inc. (a)                             42,293
                                               ---------------
                                                       589,755
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.1%
      6,720  General Communication, Inc.,
                Class A (a)                             65,386
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.7%
      1,977  Acuity Brands, Inc.                       251,158
      2,032  AMETEK, Inc.                              100,422
        767  AZZ, Inc.                                  32,068
      2,109  Eaton Corp. PLC                           154,147
        764  Emerson Electric Co.                       50,378
      1,728  Encore Wire Corp.                          88,284
        802  EnerSys, Inc.                              54,584
        840  Franklin Electric Co., Inc.                33,466
        905  Rockwell Automation, Inc.                 103,930
      4,189  Vicor Corp. (a)                            43,272
                                               ---------------
                                                       911,709
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.5%
      4,036  Agilysys, Inc. (a)                         52,872
      1,200  Amphenol Corp., Class A                   104,256
        798  Belden, Inc.                               51,639
      1,472  Cognex Corp. (a)                           58,070
        503  Coherent, Inc. (a)                         33,621
      4,704  CTS Corp.                                  87,918
      4,778  Daktronics, Inc.                           69,807
        761  DTS, Inc. (a)                              15,776
        965  FARO Technologies, Inc. (a)                49,910
        403  Littelfuse, Inc.                           36,068
        618  Measurement Specialties, Inc. (a)          34,095
      2,740  Methode Electronics, Inc.                  92,228
        256  MTS Systems Corp.                          18,004
      1,010  Newport Corp. (a)                          18,321
      2,492  Trimble Navigation Ltd. (a)                80,566
                                               ---------------
                                                       803,151
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES --
                1.6%
      2,374  Basic Energy Services, Inc. (a)   $        40,667
      1,114  CARBO Ceramics, Inc.                      128,244
        394  Dril-Quip, Inc. (a)                        39,621
        193  Geospace Technologies
                Corp. (a)                               15,347
      2,108  Halliburton Co.                           103,313
      2,546  Helmerich & Payne, Inc.                   224,150
      3,827  Matrix Service Co. (a)                    100,573
      1,486  Newpark Resources, Inc. (a)                16,881
        548  Oceaneering International, Inc.            37,346
      3,415  Patterson-UTI Energy, Inc.                 87,731
      2,842  Tesco Corp. (a)                            60,023
                                               ---------------
                                                       853,896
                                               ---------------
             FOOD & STAPLES RETAILING -- 1.0%
      1,050  Andersons (The), Inc.                      86,877
      6,573  Safeway, Inc.                             205,341
      5,929  SUPERVALU, Inc. (a)                        34,270
      3,727  Walgreen Co.                              213,743
                                               ---------------
                                                       540,231
                                               ---------------
             FOOD PRODUCTS -- 1.1%
      1,450  Diamond Foods, Inc. (a)                    38,222
        572  Green Mountain Coffee
                Roasters, Inc.                          46,332
      2,380  Hain Celestial Group (The),
                Inc. (a)                               218,698
      2,370  Hormel Foods Corp.                        107,693
      7,539  WhiteWave Foods Co.,
                Class A (a)                            182,519
                                               ---------------
                                                       593,464
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.4%
      2,101  ABIOMED, Inc. (a)                          57,756
      1,310  Align Technology, Inc. (a)                 77,840
      2,454  Anika Therapeutics, Inc. (a)               81,645
      4,452  Boston Scientific Corp. (a)                60,236
        400  C. R. Bard, Inc.                           51,836
      1,104  Cantel Medical Corp.                       34,997
      8,446  CryoLife, Inc.                             91,132
        279  Cyberonics, Inc. (a)                       18,637
      1,694  Greatbatch, Inc. (a)                       72,012
      3,136  Hill-Rom Holdings, Inc.                   113,743
      1,933  Hologic, Inc. (a)                          41,289
        382  Integra LifeSciences Holdings (a)          17,748
      4,436  Masimo Corp. (a)                          129,753
      4,164  Natus Medical, Inc. (a)                   107,806
        400  Neogen Corp. (a)                           16,808
      2,318  NuVasive, Inc. (a)                         86,786
      1,728  St. Jude Medical, Inc.                    104,941
        921  Teleflex, Inc.                             86,242
      1,146  West Pharmaceutical Services,
                Inc.                                    54,378
                                               ---------------
                                                     1,305,585
                                               ---------------

Page 70                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
      1,284  Air Methods Corp. (a)             $        66,036
      3,806  AmerisourceBergen Corp.                   255,839
      1,631  AmSurg Corp. (a)                           68,094
      3,058  Cigna Corp.                               263,936
      2,005  CorVel Corp. (a)                           94,957
      1,690  DaVita HealthCare Partners,
                Inc. (a)                               109,732
      1,270  Ensign Group (The), Inc.                   53,239
        952  Hanger, Inc. (a)                           32,187
      1,134  Henry Schein, Inc. (a)                    130,285
        630  IPC Hospitalist (The) Co. (a)              33,630
      1,657  McKesson Corp.                            288,997
        440  MWI Veterinary Supply, Inc. (a)            81,954
      2,149  Omnicare, Inc.                            134,227
      1,596  Universal Health Services, Inc.,
                Class B                                130,904
      4,134  VCA Antech, Inc. (a)                      132,040
                                               ---------------
                                                     1,876,057
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.2%
      1,236  Medidata Solutions, Inc. (a)               77,991
      2,201  Omnicell, Inc. (a)                         56,830
                                               ---------------
                                                       134,821
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                4.3%
      2,204  Bally Technologies, Inc. (a)              161,597
      1,623  Boyd Gaming Corp. (a)                      17,139
      2,799  Brinker International, Inc.               135,360
        635  Buffalo Wild Wings, Inc. (a)               90,081
      1,792  Cheesecake Factory (The), Inc.             79,816
        502  Chipotle Mexican Grill, Inc. (a)          277,084
        167  Cracker Barrel Old Country
                Store, Inc.                             16,535
      1,242  Domino's Pizza, Inc.                       87,698
      1,819  Interval Leisure Group, Inc.               48,021
      1,124  Jack in the Box, Inc. (a)                  56,841
      5,422  Marriott International, Inc.,
                Class A                                267,304
      1,866  Monarch Casino & Resort,
                Inc. (a)                                35,958
        582  Multimedia Games Holding Co.,
                Inc. (a)                                18,484
      2,064  Papa John's International, Inc.            99,340
      2,161  Pinnacle Entertainment, Inc. (a)           47,218
        765  Red Robin Gourmet Burgers,
                Inc. (a)                                49,289
      3,954  Ruth's Hospitality Group, Inc.             51,758
      7,659  Scientific Games Corp.,
                Class A (a)                            107,839
      1,855  Sonic Corp. (a)                            33,000
        674  Starwood Hotels & Resorts
                Worldwide, Inc.                         50,354
        657  Texas Roadhouse, Inc.                      15,932
     14,872  Wendy's (The) Co.                         134,889


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
      2,905  Wyndham Worldwide Corp.           $       206,081
      1,102  Wynn Resorts Ltd.                         239,597
                                               ---------------
                                                     2,327,215
                                               ---------------
             HOUSEHOLD DURABLES -- 3.0%
      3,270  Harman International Industries,
                Inc.                                   338,216
      3,523  Jarden Corp. (a)                          212,965
      3,022  La-Z-Boy, Inc.                             81,352
      1,353  Lennar Corp., Class A                      54,337
      1,797  Mohawk Industries, Inc. (a)               255,498
      4,954  Newell Rubbermaid, Inc.                   153,079
         84  NVR, Inc. (a)                              96,886
      4,005  Tempur Sealy International,
                Inc. (a)                               197,406
      2,336  Toll Brothers, Inc. (a)                    85,848
        915  Tupperware Brands Corp.                    71,699
      1,967  Universal Electronics, Inc. (a)            70,301
                                               ---------------
                                                     1,617,587
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.1%
        652  Church & Dwight Co., Inc.                  42,106
        502  WD-40 Co.                                  34,503
                                               ---------------
                                                        76,609
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      1,145  3M Co.                                    146,777
      1,090  Carlisle Cos., Inc.                        81,238
        694  Danaher Corp.                              51,627
                                               ---------------
                                                       279,642
                                               ---------------
             INSURANCE -- 2.9%
      1,330  AMERISAFE, Inc.                            55,022
      1,915  Aon PLC                                   154,081
      1,843  Arthur J. Gallagher & Co.                  85,202
      1,611  eHealth, Inc. (a)                          86,076
      1,776  Employers Holdings, Inc.                   43,636
      1,751  HCI Group, Inc.                            74,470
      5,183  Lincoln National Corp.                    248,939
      1,106  Marsh & McLennan Cos., Inc.                50,555
     12,516  Old Republic International Corp.          195,500
      4,342  Principal Financial Group, Inc.           189,181
      2,902  Prudential Financial, Inc.                244,900
        375  RLI Corp.                                  15,623
      2,054  Torchmark Corp.                           154,358
                                               ---------------
                                                     1,597,543
                                               ---------------
             INTERNET & CATALOG RETAIL -- 2.1%
        671  Amazon.com, Inc. (a)                      240,681
        796  Blue Nile, Inc. (a)                        34,276
      2,305  Expedia, Inc.                             149,779
        727  Netflix, Inc. (a)                         297,583
      2,279  Nutrisystem, Inc.                          32,407
        183  priceline.com, Inc. (a)                   209,515

                       See Notes to Financial Statements                 Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET & CATALOG RETAIL
                (CONTINUED)
      2,584  TripAdvisor, Inc. (a)             $       199,459
                                               ---------------
                                                     1,163,700
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                2.2%
      3,211  Blucora, Inc. (a)                          82,234
      1,169  Dealertrack Technologies,
                Inc. (a)                                54,534
      3,917  Facebook, Inc., Class A (a)               245,087
        192  Google, Inc., Class A (a)                 226,746
        366  j2 Global, Inc.                            16,598
      2,528  LivePerson, Inc. (a)                       34,962
      1,117  LogMeIn, Inc. (a)                          37,933
      1,506  NIC, Inc.                                  32,740
        230  OpenTable, Inc. (a)                        17,314
      3,999  Perficient, Inc. (a)                       82,100
      3,581  VeriSign, Inc. (a)                        210,384
      2,521  XO Group, Inc. (a)                         30,580
      3,971  Yahoo!, Inc. (a)                          143,035
                                               ---------------
                                                     1,214,247
                                               ---------------
             IT SERVICES -- 5.5%
      4,676  Acxiom Corp. (a)                          168,149
      1,018  Alliance Data Systems Corp. (a)           243,974
        661  Automatic Data Processing, Inc.            50,633
      5,470  Broadridge Financial Solutions,
                Inc.                                   198,506
      1,725  Cardtronics, Inc. (a)                      66,447
      2,120  Cognizant Technology Solutions
                Corp., Class A (a)                     205,471
      4,867  CoreLogic, Inc. (a)                       155,014
      1,905  DST Systems, Inc.                         173,355
      2,992  Fidelity National Information
                Services, Inc.                         151,695
      2,720  Fiserv, Inc. (a)                          152,456
      1,825  Gartner, Inc. (a)                         128,352
      2,660  Global Payments, Inc.                     175,799
      1,879  Heartland Payment Systems, Inc.            81,004
      2,332  iGATE Corp. (a)                            78,705
      2,191  Jack Henry & Associates, Inc.             122,214
      3,203  MasterCard, Inc., Class A                 242,403
      1,175  Paychex, Inc.                              49,139
      4,295  Sykes Enterprises, Inc. (a)                90,023
      6,432  Total System Services, Inc.               192,188
      2,458  Virtusa Corp. (a)                          84,260
        480  Visa, Inc., Class A                       103,406
        873  WEX, Inc. (a)                              71,900
                                               ---------------
                                                     2,985,093
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                1.1%
        657  Arctic Cat, Inc.                           27,817
      3,754  Brunswick Corp.                           155,641
      2,919  Hasbro, Inc.                              143,381
      1,483  Polaris Industries, Inc.                  185,672


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             LEISURE EQUIPMENT & PRODUCTS
                (CONTINUED)
      1,281  Sturm, Ruger & Co., Inc.          $        97,574
                                               ---------------
                                                       610,085
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.2%
     10,929  Affymetrix, Inc. (a)                      102,623
        935  Agilent Technologies, Inc.                 54,370
      3,152  Cambrex Corp. (a)                          59,163
      1,630  Charles River Laboratories
                International, Inc. (a)                 92,144
        492  Covance, Inc. (a)                          46,524
      1,298  PerkinElmer, Inc.                          56,593
        456  Techne Corp.                               41,437
      1,923  Thermo Fisher Scientific, Inc.            221,414
                                               ---------------
                                                       674,268
                                               ---------------
             MACHINERY -- 4.4%
      1,468  Barnes Group, Inc.                         54,962
        927  CIRCOR International, Inc.                 66,762
        672  CLARCOR, Inc.                              37,242
        995  Donaldson Co., Inc.                        41,054
      6,394  Federal Signal Corp. (a)                   78,774
      3,395  Flowserve Corp.                           245,560
      1,106  Graco, Inc.                                76,856
      1,543  Harsco Corp.                               39,177
      1,756  IDEX Corp.                                126,450
      4,978  ITT Corp.                                 203,849
      2,554  John Bean Technologies Corp.               78,842
        605  Lincoln Electric Holdings, Inc.            41,866
      1,665  Parker Hannifin Corp.                     188,761
      3,446  Pentair Ltd.                              256,141
        977  Snap-on, Inc.                              97,847
        270  Tennant Co.                                17,315
      4,118  Terex Corp.                               168,838
        590  Toro (The) Co.                             37,382
      3,965  Trinity Industries, Inc.                  230,882
      2,328  Wabtec Corp.                              171,830
        296  Watts Water Technologies, Inc.,
                Class A                                 16,582
      3,094  Xylem, Inc.                               103,216
                                               ---------------
                                                     2,380,188
                                               ---------------
             MARINE -- 0.2%
      1,306  Kirby Corp. (a)                           130,326
                                               ---------------
             MEDIA -- 3.0%
      3,358  CBS Corp., Class B                        197,182
      2,594  Cinemark Holdings, Inc.                    76,030
      3,091  Comcast Corp., Class A                    168,305
      2,324  DIRECTV (a)                               161,355
        593  Discovery Communications,
                Inc., Class A (a)                       47,309
      4,871  DreamWorks Animation SKG,
                Inc., Class A (a)                      164,348
      3,450  E.W. Scripps (The) Co.,
                Class A (a)                             63,514

Page 72                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
      6,048  Interpublic Group of Cos. (The),
                Inc.                           $        98,703
        827  Lamar Advertising Co.,
                Class A (a)                             40,242
      3,793  Live Nation Entertainment,
                Inc. (a)                                80,677
      2,158  Omnicom Group, Inc.                       156,628
      1,240  Scripps Networks Interactive,
                Class A                                 89,925
      1,184  Time Warner Cable, Inc.                   157,792
      2,101  Walt Disney (The) Co.                     152,554
                                               ---------------
                                                     1,654,564
                                               ---------------
             METALS & MINING -- 0.7%
     11,422  AK Steel Holding Corp. (a)                 80,754
      2,080  Globe Specialty Metals, Inc.               36,358
      3,284  SunCoke Energy, Inc. (a)                   72,839
      4,108  Worthington Industries, Inc.              166,538
                                               ---------------
                                                       356,489
                                               ---------------
             MULTILINE RETAIL -- 0.5%
      2,661  Dollar General Corp. (a)                  149,868
        949  Dollar Tree, Inc. (a)                      47,943
      4,695  Tuesday Morning Corp. (a)                  61,692
                                               ---------------
                                                       259,503
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                1.9%
      2,093  Carrizo Oil & Gas, Inc. (a)                86,022
      9,859  Chesapeake Energy Corp.                   265,306
        319  EOG Resources, Inc.                        52,711
      2,918  Marathon Petroleum Corp.                  254,012
      9,932  Penn Virginia Corp. (a)                   119,085
        291  Pioneer Natural Resources Co.              49,272
      2,080  SM Energy Co.                             172,141
      1,625  Stone Energy Corp. (a)                     50,294
                                               ---------------
                                                     1,048,843
                                               ---------------
             PAPER & FOREST PRODUCTS -- 0.2%
      3,353  KapStone Paper & Packaging
                Corp. (a)                               93,783
                                               ---------------
             PERSONAL PRODUCTS -- 0.1%
      1,046  Inter Parfums, Inc.                        34,037
                                               ---------------
             PHARMACEUTICALS -- 3.1%
      3,041  AbbVie, Inc.                              149,709
      1,593  Actavis PLC (a)                           301,045
      3,802  Akorn, Inc. (a)                            86,305
        965  Allergan, Inc.                            110,589
      2,564  Endo Health Solutions, Inc. (a)           168,916
      1,782  Forest Laboratories, Inc. (a)             118,147
        970  Medicines (The) Co. (a)                    33,717
      4,932  Mylan, Inc. (a)                           223,962
      1,395  Perrigo Co. PLC                           217,146
      1,570  Prestige Brands Holdings,
                Inc. (a)                                47,508


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
        335  Questcor Pharmaceuticals, Inc.    $        22,448
      2,403  Salix Pharmaceuticals Ltd. (a)            233,908
                                               ---------------
                                                     1,713,400
                                               ---------------
             PROFESSIONAL SERVICES -- 2.1%
      1,675  Corporate Executive Board
                (The) Co.                              122,443
        872  Dun & Bradstreet (The) Corp.               95,920
        775  Equifax, Inc.                              54,297
      2,101  FTI Consulting, Inc. (a)                   77,884
      4,878  Navigant Consulting, Inc. (a)              85,706
      4,666  Nielsen Holdings N.V.                     197,325
      2,146  On Assignment, Inc. (a)                    63,693
      2,549  Robert Half International, Inc.           106,497
      1,694  Towers Watson & Co., Class A              198,063
      2,179  TrueBlue, Inc. (a)                         53,451
      1,260  WageWorks, Inc. (a)                        78,359
                                               ---------------
                                                     1,133,638
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.2%
      1,582  DiamondRock Hospitality Co.                18,320
      2,753  Host Hotels & Resorts, Inc.                50,628
        948  Parkway Properties, Inc.                   16,817
                                               ---------------
                                                        85,765
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.3%
      6,105  CBRE Group, Inc., Class A (a)             162,027
                                               ---------------
             ROAD & RAIL -- 1.0%
      2,780  Arkansas Best Corp.                        95,326
        450  Genesee & Wyoming, Inc.,
                Class A (a)                             40,653
      1,909  Heartland Express, Inc.                    40,204
        558  J.B. Hunt Transport Services,
                Inc.                                    41,878
        432  Kansas City Southern                       45,615
      1,153  Norfolk Southern Corp.                    106,756
      3,260  Old Dominion Freight Line,
                Inc. (a)                               176,822
        571  Saia, Inc. (a)                             19,220
                                               ---------------
                                                       566,474
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.7%
      3,277  Advanced Energy Industries,
                Inc. (a)                                89,462
        692  Cree, Inc. (a)                             41,811
      3,858  DSP Group, Inc. (a)                        34,568
      4,898  First Solar, Inc. (a)                     247,741
      2,096  GT Advanced Technologies,
                Inc. (a)                                21,526
      2,949  Lam Research Corp. (a)                    149,249
     19,426  LSI Corp.                                 214,269
      2,393  Microchip Technology, Inc.                107,350

                       See Notes to Financial Statements                 Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- (CONTINUED)
     12,298  Micron Technology, Inc. (a)       $       283,346
        527  Monolithic Power Systems,
                Inc. (a)                                17,227
        327  Power Integrations, Inc.                   19,368
     13,250  SunEdison, Inc. (a)                       184,307
      1,447  Synaptics, Inc. (a)                        84,447
                                               ---------------
                                                     1,494,671
                                               ---------------
             SOFTWARE -- 2.7%
      3,325  ACI Worldwide, Inc. (a)                   201,528
        894  Adobe Systems, Inc. (a)                    52,916
      2,127  Autodesk, Inc. (a)                        109,009
      1,035  Bottomline Technologies (de),
                Inc. (a)                                35,832
        419  Concur Technologies, Inc. (a)              50,841
      3,467  EPIQ Systems, Inc.                         49,786
      2,065  Fair Isaac Corp.                          112,253
      1,042  Informatica Corp. (a)                      42,055
        834  Interactive Intelligence Group,
                Inc. (a)                                63,334
      2,551  Manhattan Associates, Inc. (a)             86,020
      2,260  MICROS Systems, Inc. (a)                  125,498
      1,429  Microsoft Corp.                            54,088
        147  MicroStrategy, Inc., Class A (a)           18,478
      1,176  Monotype Imaging Holdings,
                Inc.                                    34,304
      4,885  PTC, Inc. (a)                             174,297
      1,940  Salesforce.com, Inc. (a)                  117,428
      1,222  Solera Holdings, Inc.                      81,666
        550  Tyler Technologies, Inc. (a)               57,997
                                               ---------------
                                                     1,467,330
                                               ---------------
             SPECIALTY RETAIL -- 4.0%
      1,953  Advance Auto Parts, Inc.                  224,224
        224  AutoZone, Inc. (a)                        110,893
      1,332  Bed Bath & Beyond, Inc. (a)                85,048
      5,369  Best Buy Co., Inc.                        126,386
      1,946  Cabela's, Inc. (a)                        130,110
      2,993  Haverty Furniture Cos., Inc.               83,265
        272  Hibbett Sports, Inc. (a)                   16,323
        650  Home Depot (The), Inc.                     49,953
      3,956  Kirkland's, Inc. (a)                       74,491
        866  L Brands, Inc.                             45,344
      1,079  Lithia Motors, Inc., Class A               60,737
      2,159  Lowe's Cos., Inc.                          99,940
        365  Lumber Liquidators Holdings,
                Inc. (a)                                32,481
      5,825  MarineMax, Inc. (a)                        85,919
      1,468  Men's Wearhouse (The), Inc.                70,523
        997  Monro Muffler Brake, Inc.                  55,343
     32,686  Office Depot, Inc. (a)                    159,835
        715  Ross Stores, Inc.                          48,556
      2,307  Tiffany & Co.                             191,919
      3,358  TJX (The) Cos., Inc.                      192,615


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
      2,229  Tractor Supply Co.                $       148,251
      4,751  Zale Corp. (a)                             71,835
                                               ---------------
                                                     2,163,991
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.8%
      2,558  Deckers Outdoor Corp. (a)                 199,396
      2,921  Fifth & Pacific Cos., Inc. (a)             83,833
      2,460  Hanesbrands, Inc.                         175,004
      1,416  Iconix Brand Group, Inc. (a)               52,675
      1,977  Michael Kors Holdings Ltd. (a)            158,022
        416  Movado Group, Inc.                         15,704
      1,360  NIKE, Inc., Class B                        99,076
        929  Oxford Industries, Inc.                    70,112
      1,180  PVH Corp.                                 142,626
      1,980  Under Armour, Inc., Class A (a)           214,058
      4,293  VF Corp.                                  250,926
      2,757  Wolverine World Wide, Inc.                 76,920
                                               ---------------
                                                     1,538,352
                                               ---------------
             THRIFTS & MORTGAGE FINANCE -- 0.2%
      1,195  BofI Holding, Inc. (a)                     98,886
                                               ---------------
             TOBACCO -- 0.1%
      1,056  Lorillard, Inc.                            51,976
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.7%
        814  DXP Enterprises, Inc. (a)                  78,176
      2,773  United Rentals, Inc. (a)                  224,447
        900  Watsco, Inc.                               85,158
                                               ---------------
                                                       387,781
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.1%
      1,852  NTELOS Holdings Corp.                      30,391
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                              54,475,360
             (Cost $49,961,108)

             MONEY MARKET FUNDS -- 0.1%
     58,406  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                       58,406
             (Cost $58,406)                    ---------------

             TOTAL INVESTMENTS -- 100.1%            54,533,766
             (Cost $50,019,514) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                  (66,844)
                                               ---------------
             NET ASSETS -- 100.0%              $    54,466,922
                                               ===============

Page 74                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2014 (UNAUDITED)

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,506,445 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $992,193.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 54,475,360      $    --       $    --
Money Market Funds          58,406           --            --
                      ----------------------------------------
Total Investments     $ 54,533,766      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

                       See Notes to Financial Statements                 Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 2.2%
      2,422  Esterline Technologies Corp. (a)  $       249,345
      9,718  Exelis, Inc.                              190,375
      3,247  Triumph Group, Inc.                       222,160
                                               ---------------
                                                       661,880
                                               ---------------
             AIRLINES -- 0.8%
     28,885  JetBlue Airways Corp. (a)                 253,033
                                               ---------------
             AUTOMOBILES -- 0.2%
      1,118  Thor Industries, Inc.                      57,432
                                               ---------------
             CAPITAL MARKETS -- 1.4%
     29,123  Apollo Investment Corp.                   245,798
      2,144  Federated Investors, Inc.,
                Class B (b)                             57,652
      9,982  Janus Capital Group, Inc.                 109,702
                                               ---------------
                                                       413,152
                                               ---------------
             CHEMICALS -- 4.3%
      1,948  Albemarle Corp.                           125,022
      3,181  Ashland, Inc.                             295,228
      3,604  Cabot Corp.                               175,407
     15,591  Intrepid Potash, Inc. (a) (b)             229,188
     10,700  Olin Corp.                                275,097
      3,817  Sensient Technologies Corp.               186,728
                                               ---------------
                                                     1,286,670
                                               ---------------
             COMMERCIAL BANKS -- 3.4%
      1,375  Commerce Bancshares, Inc.                  59,771
     17,441  First Niagara Financial Group,
                Inc.                                   150,690
      9,441  Fulton Financial Corp.                    116,596
      3,366  Hancock Holding Co.                       116,464
      4,679  International Bancshares Corp.            109,535
      7,599  TCF Financial Corp.                       122,344
      4,601  Trustmark Corp.                           109,320
     12,202  Valley National Bancorp                   118,237
      3,960  Webster Financial Corp.                   120,147
                                               ---------------
                                                     1,023,104
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                0.8%
      2,059  Clean Harbors, Inc. (a)                   115,469
      1,206  Mine Safety Appliances Co.                 60,758
      1,415  Waste Connections, Inc.                    57,845
                                               ---------------
                                                       234,072
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 0.8%
      4,757  JDS Uniphase Corp. (a)                     63,220
      3,988  Plantronics, Inc.                         171,205
                                               ---------------
                                                       234,425
                                               ---------------
             COMPUTERS & PERIPHERALS -- 1.1%
      8,691  Lexmark International, Inc.,
                Class A                                340,600
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CONSTRUCTION & ENGINEERING --
              2.4%
     10,490  AECOM Technology Corp. (a)        $       300,748
      3,872  KBR, Inc.                                 121,194
      5,826  URS Corp.                                 292,465
                                               ---------------
                                                       714,407
                                               ---------------
             CONTAINERS & PACKAGING -- 2.2%
      3,535  Greif, Inc., Class A                      178,977
      2,940  Rock-Tenn Co., Class A                    298,351
      1,286  Silgan Holdings, Inc.                      58,937
      2,960  Sonoco Products Co.                       122,485
                                               ---------------
                                                       658,750
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                1.8%
      9,040  Apollo Education Group, Inc. (a)          291,902
      3,478  DeVry Education Group, Inc.               125,695
      2,898  Matthews International Corp.,
                Class A                                123,223
                                               ---------------
                                                       540,820
                                               ---------------
             ELECTRIC UTILITIES -- 5.2%
      3,973  Cleco Corp.                               194,121
     12,735  Great Plains Energy, Inc.                 314,300
      7,108  Hawaiian Electric Industries, Inc.        184,950
      4,764  IDACORP, Inc.                             251,206
      3,643  OGE Energy Corp.                          124,117
     10,239  PNM Resources, Inc.                       252,391
      7,677  Westar Energy, Inc.                       254,646
                                               ---------------
                                                     1,575,731
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.3%
      1,134  Hubbell, Inc., Class B                    132,372
      3,350  Regal-Beloit Corp.                        248,201
                                               ---------------
                                                       380,573
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.4%
      4,552  Arrow Electronics, Inc. (a)               233,882
      5,599  Avnet, Inc.                               229,951
     13,159  Ingram Micro, Inc., Class A (a)           329,238
      1,490  Itron, Inc. (a)                            60,166
      5,983  Tech Data Corp. (a)                       322,603
     23,281  Vishay Intertechnology, Inc. (a)          316,156
      2,283  Zebra Technologies Corp.,
                Class A (a)                            125,474
                                               ---------------
                                                     1,617,470
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                3.7%
      5,782  Atwood Oceanics, Inc. (a)                 274,067
      1,035  Dresser-Rand Group, Inc. (a)               58,995
     11,601  Superior Energy Services, Inc.            274,248
      5,208  Tidewater, Inc.                           270,035
      4,784  Unit Corp. (a)                            239,056
                                               ---------------
                                                     1,116,401
                                               ---------------

Page 76                See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS -- 2.7%
     17,959  Dean Foods Co. (a)                $       283,752
      5,751  Flowers Foods, Inc.                       120,483
      4,509  Ingredion, Inc.                           280,911
        700  Lancaster Colony Corp.                     60,844
      1,253  Post Holdings, Inc. (a)                    67,073
                                               ---------------
                                                       813,063
                                               ---------------
             GAS UTILITIES -- 2.3%
      4,078  Atmos Energy Corp.                        195,785
      1,729  National Fuel Gas Co.                     130,297
      2,686  Questar Corp.                              62,637
      4,468  UGI Corp.                                 193,867
      3,082  WGL Holdings, Inc.                        116,438
                                               ---------------
                                                       699,024
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.4%
      1,496  Cooper (The) Cos., Inc.                   185,923
      1,311  ResMed, Inc. (b)                           57,173
      3,855  STERIS Corp.                              176,906
                                               ---------------
                                                       420,002
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.4%
      6,289  Community Health Systems,
                Inc. (a)                               260,428
      6,243  Health Net, Inc. (a)                      205,332
      5,842  LifePoint Hospitals, Inc. (a)             309,685
      5,783  MEDNAX, Inc. (a)                          321,766
      1,689  Owens & Minor, Inc.                        58,507
      2,630  WellCare Health Plans, Inc. (a)           171,239
                                               ---------------
                                                     1,326,957
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                1.5%
      5,219  International Speedway Corp.,
                Class A                                175,202
      6,568  Life Time Fitness, Inc. (a)               270,339
                                               ---------------
                                                       445,541
                                               ---------------
             HOUSEHOLD DURABLES -- 1.0%
      9,575  M.D.C. Holdings, Inc. (a)                 295,772
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.2%
        570  Energizer Holdings, Inc.                   53,865
                                               ---------------
             INSURANCE -- 9.1%
        463  Alleghany Corp. (a)                       172,389
      3,209  American Financial Group, Inc.            176,238
      5,978  Aspen Insurance Holdings Ltd.             232,544
      3,934  Brown & Brown, Inc.                       123,882
      1,981  Everest Re Group, Ltd.                    286,770
      7,611  Fidelity National Financial, Inc.,
                Class A                                240,051
      8,758  First American Financial Corp.            227,007
      1,034  Hanover Insurance Group
                (The), Inc.                             57,418


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             INSURANCE (CONTINUED)
      5,353  HCC Insurance Holdings, Inc.      $       229,697
      4,531  Kemper Corp.                              166,514
      1,439  Primerica, Inc.                            60,625
      3,656  Protective Life Corp.                     179,181
      2,393  Reinsurance Group of America,
                Inc.                                   178,685
      2,796  StanCorp Financial Group, Inc.            179,643
      5,692  W. R. Berkley Corp.                       220,622
                                               ---------------
                                                     2,731,266
                                               ---------------
             INTERNET & CATALOG RETAIL -- 0.2%
        991  HSN, Inc.                                  54,277
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                0.4%
      2,649  AOL, Inc. (a)                             122,066
                                               ---------------
             IT SERVICES -- 2.4%
     11,732  Convergys Corp.                           238,981
      1,328  Leidos Holdings, Inc.                      60,212
     10,314  ManTech International Corp.,
                Class A                                300,137
      3,734  Science Applications
                International Corp.                    138,195
                                               ---------------
                                                       737,525
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.2%
        499  Bio-Rad Laboratories, Inc.,
                Class A (a)                             63,433
                                               ---------------
             MACHINERY -- 4.5%
      5,216  AGCO Corp.                                278,169
        918  Crane Co.                                  57,981
      3,557  Kennametal, Inc.                          154,161
      4,902  Oshkosh Corp.                             265,394
      4,485  Timken (The) Co.                          252,640
      1,656  Valmont Industries, Inc.                  242,405
      2,707  Woodward, Inc.                            115,995
                                               ---------------
                                                     1,366,745
                                               ---------------
             MARINE -- 0.4%
      4,729  Matson, Inc.                              113,165
                                               ---------------
             MEDIA -- 0.7%
      1,119  John Wiley & Sons, Inc.,
                Class A                                 60,583
      2,384  Meredith Corp.                            109,139
      3,890  New York Times (The) Co.,
                Class A                                 55,005
                                               ---------------
                                                       224,727
                                               ---------------
             METALS & MINING -- 2.5%
      1,985  Carpenter Technology Corp.                115,348
      6,074  Commercial Metals Co.                     115,770
        771  Compass Minerals International,
                Inc.                                    60,616

                       See Notes to Financial Statements                 Page 77

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             METALS & MINING (CONTINUED)
      3,256  Reliance Steel & Aluminum Co.     $       227,757
      1,340  Royal Gold, Inc.                           74,960
      9,479  Steel Dynamics, Inc.                      156,404
                                               ---------------
                                                       750,855
                                               ---------------
             MULTILINE RETAIL -- 0.8%
      9,560  Big Lots, Inc. (a)                        256,112
                                               ---------------
             MULTI-UTILITIES -- 2.3%
      4,786  Alliant Energy Corp.                      248,681
      3,527  Black Hills Corp.                         193,385
      2,021  MDU Resources Group, Inc.                  64,753
      5,218  Vectren Corp.                             190,561
                                               ---------------
                                                       697,380
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                3.4%
      6,917  Bill Barrett Corp. (a)                    193,745
      2,354  Cimarex Energy Co.                        230,645
      2,618  Energen Corp.                             185,145
      6,213  HollyFrontier Corp.                       287,662
      2,861  World Fuel Services Corp.                 122,222
                                               ---------------
                                                     1,019,419
                                               ---------------
             PAPER & FOREST PRODUCTS -- 1.9%
      2,618  Domtar Corp.                              281,200
     16,678  Louisiana-Pacific Corp. (a)               292,365
                                               ---------------
                                                       573,565
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                1.7%
      9,626  Corrections Corp. of America              323,145
      4,400  Rayonier, Inc.                            194,744
                                               ---------------
                                                       517,889
                                               ---------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.4%
      1,206  Jones Lang LaSalle, Inc.                  137,798
                                               ---------------
             ROAD & RAIL -- 1.9%
      4,664  Con-way, Inc.                             179,424
      1,075  Landstar System, Inc.                      61,748
     12,483  Werner Enterprises, Inc.                  325,307
                                               ---------------
                                                       566,479
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.1%
      4,625  Fairchild Semiconductor
                International, Inc. (a)                 59,015
     18,177  Integrated Device Technology,
                Inc. (a)                               175,408
      6,485  Skyworks Solutions, Inc. (a)              196,171
     10,512  Teradyne, Inc. (a)                        197,731
                                               ---------------
                                                       628,325
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SOFTWARE -- 1.6%
     22,019  Cadence Design Systems,
                Inc. (a)                       $       310,908
      3,136  Rovi Corp. (a)                             66,515
      3,044  Synopsys, Inc. (a)                        121,334
                                               ---------------
                                                       498,757
                                               ---------------
             SPECIALTY RETAIL -- 9.4%
     10,500  Aaron's, Inc.                             282,345
      9,380  Abercrombie & Fitch Co.,
                Class A                                331,864
     21,438  American Eagle Outfitters, Inc.           290,056
      6,755  ANN, Inc. (a)                             218,457
     11,671  Ascena Retail Group, Inc. (a)             218,948
      6,554  Chico's FAS, Inc.                         108,796
      3,363  CST Brands, Inc.                          107,381
      1,063  Dick's Sporting Goods, Inc.                55,808
      5,960  Foot Locker, Inc.                         230,056
      7,949  Guess?, Inc.                              222,969
      5,942  Murphy USA, Inc. (a)                      230,193
      9,259  Rent-A-Center, Inc.                       230,919
      2,354  Signet Jewelers Ltd.                      187,261
      2,119  Williams-Sonoma, Inc.                     115,528
                                               ---------------
                                                     2,830,581
                                               ---------------
             THRIFTS & MORTGAGE FINANCE --
                0.4%
      4,464  Astoria Financial Corp.                    59,104
      3,664  New York Community Bancorp,
                Inc.                                    59,320
                                               ---------------
                                                       118,424
                                               ---------------
             TOBACCO -- 1.0%
      5,654  Universal Corp.                           290,163
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.9%
      3,550  GATX Corp.                                205,545
        763  MSC Industrial Direct Co., Inc.,
                Class A                                 64,107
                                               ---------------
                                                       269,652
                                               ---------------
             WATER UTILITIES -- 0.2%
      2,617  Aqua America, Inc.                         62,677
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.1%
     11,975  Telephone & Data Systems, Inc.            323,565
                                               ---------------
             TOTAL COMMON STOCKS --
                100.0%                              30,117,589
             (Cost $29,364,683)                ---------------

             MONEY MARKET FUNDS -- 0.2%
     58,732  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                          58,732
             (Cost $58,732)                    ---------------

Page 78                See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2014 (UNAUDITED)

PRINCIPAL
  VALUE      DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS --
                0.6%
$   170,671  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $170,671.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $174,078. (d)      $       170,671
             (Cost $170,671)                   ---------------

             TOTAL INVESTMENTS -- 100.8%            30,346,992
             (Cost $29,594,086) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.8)%                 (226,604)
                                               ---------------
             NET ASSETS -- 100.0%              $    30,120,388
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $224,332 and the total value of the collateral held by the Fund is $229,403.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,533,884 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $780,978.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 30,117,589    $        --    $      --
Money Market Funds          58,732             --           --
Repurchase
   Agreements                   --        170,671           --
                      ----------------------------------------
Total Investments     $ 30,176,321       $170,671    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $       224,332
Non-cash Collateral(2)                                (224,332)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $       170,671
Non-cash Collateral(4)                                (170,671)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

                       See Notes to Financial Statements                 Page 79

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 4.1%
      4,113  Alliant Techsystems, Inc.         $       591,038
      5,751  B/E Aerospace, Inc. (a)                   457,032
      5,561  Huntington Ingalls Industries,
                Inc.                                   528,406
                                               ---------------
                                                     1,576,476
                                               ---------------
             AIRLINES -- 1.4%
      6,822  Alaska Air Group, Inc.                    539,415
                                               ---------------
             AUTO COMPONENTS -- 0.8%
      9,103  Gentex Corp.                              294,846
                                               ---------------
             BIOTECHNOLOGY -- 2.0%
      4,361  Cubist Pharmaceuticals, Inc. (a)          318,745
      4,426  United Therapeutics Corp. (a)             454,196
                                               ---------------
                                                       772,941
                                               ---------------
             BUILDING PRODUCTS -- 3.0%
      9,279  A.O. Smith Corp.                          438,154
      6,572  Fortune Brands Home &
                Security, Inc.                         296,134
      4,708  Lennox International, Inc.                407,525
                                               ---------------
                                                     1,141,813
                                               ---------------
             CAPITAL MARKETS -- 3.0%
      1,846  Affiliated Managers Group,
                Inc. (a)                               367,797
      2,339  Eaton Vance Corp.                          89,046
      5,765  SEI Investments Co.                       196,356
      7,686  Waddell & Reed Financial, Inc.,
                Class A                                498,206
                                               ---------------
                                                     1,151,405
                                               ---------------
             CHEMICALS -- 4.0%
      4,298  Cytec Industries, Inc.                    386,691
      6,666  Minerals Technologies, Inc.               344,499
        599  NewMarket Corp.                           200,581
      9,646  RPM International, Inc.                   382,657
      3,218  Scotts Miracle-Gro (The) Co.,
                Class A                                191,117
                                               ---------------
                                                     1,505,545
                                               ---------------
             COMMERCIAL BANKS -- 4.5%
     11,814  BancorpSouth, Inc.                        278,456
      3,745  Cathay General Bancorp                     88,008
      2,527  City National Corp.                       182,828
      4,503  FirstMerit Corp.                           91,636
      3,158  Prosperity Bancshares, Inc.               197,564
      2,796  Signature Bank (a)                        341,280
      4,773  SVB Financial Group (a)                   535,674
                                               ---------------
                                                     1,715,446
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                3.6%
      5,463  Copart, Inc. (a)                          187,272
      9,591  Deluxe Corp.                              465,643


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES
                (CONTINUED)
      3,391  Herman Miller, Inc.               $        95,050
      2,578  HNI Corp.                                  88,451
     24,681  R.R. Donnelley & Sons Co.                 455,858
      3,305  Rollins, Inc.                              95,250
                                               ---------------
                                                     1,387,524
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
     12,550  Ciena Corp. (a)                           292,792
     11,074  Riverbed Technology, Inc. (a)             218,379
                                               ---------------
                                                       511,171
                                               ---------------
             COMPUTERS & PERIPHERALS -- 1.1%
      5,386  3D Systems Corp. (a) (b)                  418,654
                                               ---------------
             CONSTRUCTION MATERIALS -- 0.3%
      1,293  Eagle Materials, Inc.                     101,824
                                               ---------------
             CONTAINERS & PACKAGING -- 1.8%
      4,429  AptarGroup, Inc.                          282,570
      6,328  Packaging Corp. of America                408,789
                                               ---------------
                                                       691,359
                                               ---------------
             DISTRIBUTORS -- 0.6%
      9,128  LKQ Corp. (a)                             247,095
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                0.5%
      3,763  Sotheby's                                 180,323
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                0.8%
      3,853  CBOE Holdings, Inc.                       200,433
      2,290  MSCI, Inc. (a)                             97,829
                                               ---------------
                                                       298,262
                                               ---------------
             ELECTRICAL EQUIPMENT -- 1.5%
      4,579  Acuity Brands, Inc.                       581,716
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.5%
      5,770  Trimble Navigation Ltd. (a)               186,544
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                1.8%
      2,577  CARBO Ceramics, Inc.                      296,664
        911  Dril-Quip, Inc. (a)                        91,610
      1,269  Oceaneering International, Inc.            86,482
      7,907  Patterson-UTI Energy, Inc.                203,131
                                               ---------------
                                                       677,887
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.2%
     13,732  SUPERVALU, Inc. (a)                        79,371
                                               ---------------

Page 80                See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS -- 2.7%
      1,325  Green Mountain Coffee
                Roasters, Inc. (b)             $       107,325
      5,514  Hain Celestial Group (The),
                Inc. (a)                               506,681
     17,455  WhiteWave Foods Co.,
                Class A (a)                            422,586
                                               ---------------
                                                     1,036,592
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.3%
      7,265  Hill-Rom Holdings, Inc.                   263,502
      4,479  Hologic, Inc. (a)                          95,671
     10,274  Masimo Corp. (a)                          300,515
      2,133  Teleflex, Inc.                            199,734
                                               ---------------
                                                       859,422
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.2%
      2,628  Henry Schein, Inc. (a)                    301,931
      4,975  Omnicare, Inc.                            310,739
      3,696  Universal Health Services, Inc.,
                Class B                                303,146
      9,576  VCA Antech, Inc. (a)                      305,857
                                               ---------------
                                                     1,221,673
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                4.3%
      5,104  Bally Technologies, Inc. (a)              374,225
      6,481  Brinker International, Inc.               313,421
      4,148  Cheesecake Factory (The), Inc.            184,752
      2,875  Domino's Pizza, Inc.                      203,004
     17,739  Scientific Games Corp.,
                Class A (a)                            249,765
     34,440  Wendy's (The) Co. (b)                     312,371
                                               ---------------
                                                     1,637,538
                                               ---------------
             HOUSEHOLD DURABLES -- 4.0%
      8,159  Jarden Corp. (a)                          493,212
        195  NVR, Inc. (a)                             224,915
      9,276  Tempur Sealy International,
                Inc. (a)                               457,214
      5,411  Toll Brothers, Inc. (a)                   198,854
      2,118  Tupperware Brands Corp.                   165,966
                                               ---------------
                                                     1,540,161
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.3%
      1,510  Church & Dwight Co., Inc.                  97,516
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      2,522  Carlisle Cos., Inc.                       187,965
                                               ---------------
             INSURANCE -- 1.7%
      4,266  Arthur J. Gallagher & Co.                 197,217
     28,983  Old Republic International Corp.          452,715
                                               ---------------
                                                       649,932
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             IT SERVICES -- 7.3%
     10,828  Acxiom Corp. (a)                  $       389,375
     12,665  Broadridge Financial
                Solutions, Inc.                        459,613
     11,270  CoreLogic, Inc. (a)                       358,950
      4,413  DST Systems, Inc.                         401,583
      4,227  Gartner, Inc. (a)                         297,285
      6,161  Global Payments, Inc.                     407,180
      5,072  Jack Henry & Associates, Inc.             282,916
      2,022  WEX, Inc. (a)                             166,532
                                               ---------------
                                                     2,763,434
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                2.1%
      8,694  Brunswick Corp.                           360,453
      3,437  Polaris Industries, Inc.                  430,313
                                               ---------------
                                                       790,766
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.1%
      3,775  Charles River Laboratories
                International, Inc. (a)                213,401
      1,137  Covance, Inc. (a)                         107,515
      1,057  Techne Corp.                               96,049
                                               ---------------
                                                       416,965
                                               ---------------
             MACHINERY -- 6.9%
      1,556  CLARCOR, Inc.                              86,233
      2,303  Donaldson Co., Inc.                        95,022
      2,563  Graco, Inc.                               178,103
      3,571  Harsco Corp.                               90,668
      4,067  IDEX Corp.                                292,865
     11,528  ITT Corp.                                 472,071
      1,403  Lincoln Electric Holdings, Inc.            97,087
      9,536  Terex Corp.                               390,976
      9,181  Trinity Industries, Inc.                  534,610
      5,391  Wabtec Corp.                              397,910
                                               ---------------
                                                     2,635,545
                                               ---------------
             MARINE -- 0.8%
      3,026  Kirby Corp. (a)                           301,964
                                               ---------------
             MEDIA -- 1.7%
      6,007  Cinemark Holdings, Inc.                   176,065
     11,280  DreamWorks Animation SKG,
                Inc., Class A (a)                      380,587
      1,916  Lamar Advertising Co.,
                Class A (a)                             93,233
                                               ---------------
                                                       649,885
                                               ---------------
             METALS & MINING -- 1.0%
      9,516  Worthington Industries, Inc.              385,779
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                1.0%
      4,818  SM Energy Co.                             398,738
                                               ---------------

                       See Notes to Financial Statements                 Page 81

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS -- 2.5%
      5,936  Endo Health Solutions, Inc. (a)   $       391,064
      5,565  Salix Pharmaceuticals Ltd. (a)            541,697
                                               ---------------
                                                       932,761
                                               ---------------
             PROFESSIONAL SERVICES -- 2.4%
      3,879  Corporate Executive Board
                (The) Co.                              283,555
      4,867  FTI Consulting, Inc. (a)                  180,420
      3,922  Towers Watson & Co., Class A              458,560
                                               ---------------
                                                       922,535
                                               ---------------
             ROAD & RAIL -- 1.6%
      1,042  Genesee & Wyoming, Inc.,
                Class A (a)                             94,134
      1,295  J.B. Hunt Transport Services,
                Inc.                                    97,190
      7,552  Old Dominion Freight Line,
                Inc. (a)                               409,620
                                               ---------------
                                                       600,944
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.4%
      1,600  Cree, Inc. (a)                             96,672
     30,684  SunEdison, Inc. (a)                       426,814
                                               ---------------
                                                       523,486
                                               ---------------
             SOFTWARE -- 4.8%
      7,700  ACI Worldwide, Inc. (a)                   466,697
        970  Concur Technologies, Inc. (a)             117,700
      4,779  Fair Isaac Corp.                          259,786
      2,412  Informatica Corp. (a)                      97,348
      5,235  MICROS Systems, Inc. (a)                  290,700
     11,315  PTC, Inc. (a)                             403,719
      2,829  Solera Holdings, Inc.                     189,062
                                               ---------------
                                                     1,825,012
                                               ---------------
             SPECIALTY RETAIL -- 4.0%
      4,522  Advance Auto Parts, Inc.                  519,171
      4,505  Cabela's, Inc. (a)                        301,204
     75,695  Office Depot, Inc. (a)                    370,149
      5,161  Tractor Supply Co.                        343,258
                                               ---------------
                                                     1,533,782
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 3.6%
      5,926  Deckers Outdoor Corp. (a)                 461,932
      5,698  Hanesbrands, Inc.                         405,356
      4,587  Under Armour, Inc., Class A (a)           495,900
                                               ---------------
                                                     1,363,188
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.9%
      6,421  United Rentals, Inc. (a)          $       519,716
      2,084  Watsco, Inc.                              197,188
                                               ---------------
                                                       716,904
                                               ---------------
             TOTAL COMMON STOCKS --
                99.9%                               38,052,104
             (Cost $35,408,507)                ---------------

             MONEY MARKET FUNDS -- 0.4%
    166,018  Goldman Sachs Financial
                Square Treasury Instruments
                Fund - Institutional Class -
                0.001% (d)                             166,018
             (Cost $166,018)                   ---------------

 PRINCIPAL
   VALUE
-----------
             REPURCHASE AGREEMENTS --
                1.3%
$   482,434  JPMorgan Chase & Co.,
                0.005% (c), dated 01/31/14,
                due 02/03/14, with a maturity
                value of $482,434.
                Collateralized by U.S. Treasury
                Note, interest rate of 0.750%,
                due 06/30/17. The value of the
                collateral including accrued
                interest is $492,063. (d)              482,434
             (Cost $482,434)                   ---------------

             TOTAL INVESTMENTS -- 101.6%            38,700,556
             (Cost $36,056,959) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%                 (623,712)
                                               ---------------
             NET ASSETS -- 100.0%              $    38,076,844
                                               ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $634,059 and the total value of the collateral held by the Fund is $648,452.

(c)   Interest rate shown reflects yield as of January 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,431,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $787,993.

Page 82                See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2014 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 38,052,104    $        --   $       --
Money Market Funds         166,018             --           --
Repurchase
   Agreements                   --        482,434           --
                      ----------------------------------------
Total Investments     $ 38,218,122    $   482,434   $       --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

-------------------

OFFSETTING ASSETS AND LIABILITIES
The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $       634,059
Non-cash Collateral(2)                                (634,059)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At January 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $       482,434
Non-cash Collateral(4)                                (482,434)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

                       See Notes to Financial Statements                 Page 83

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 3.3%
     19,245  AAR Corp.                         $       512,879
      5,093  Curtiss-Wright Corp.                      312,812
     16,139  Engility Holdings, Inc. (a)               618,285
      6,696  National Presto Industries,
                Inc. (a)                               509,499
     13,604  Orbital Sciences Corp. (a)                332,618
      2,300  Teledyne Technologies, Inc. (a)           211,301
                                               ---------------
                                                     2,497,394
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 1.2%
     13,100  Atlas Air Worldwide Holdings,
                Inc. (a)                               462,823
      4,813  Forward Air Corp.                         214,371
      5,299  Hub Group, Inc., Class A (a)              219,644
                                               ---------------
                                                       896,838
                                               ---------------
             AIRLINES -- 0.6%
     36,349  SkyWest, Inc.                             472,900
                                               ---------------
             AUTO COMPONENTS -- 0.9%
      8,614  Standard Motor Products, Inc.             281,764
     20,485  Superior Industries
                International, Inc.                    373,032
                                               ---------------
                                                       654,796
                                               ---------------
             BUILDING PRODUCTS -- 0.8%
     23,994  Griffon Corp.                             301,365
      2,875  Simpson Manufacturing Co.,
                Inc.                                    93,725
      4,053  Universal Forest Products, Inc.           212,985
                                               ---------------
                                                       608,075
                                               ---------------
             CAPITAL MARKETS -- 1.6%
     26,772  Calamos Asset Management,
                Inc., Class A                          307,075
     10,685  Piper Jaffray Cos., Inc. (a)              419,707
     48,044  Prospect Capital Corp.                    522,238
                                               ---------------
                                                     1,249,020
                                               ---------------
             CHEMICALS -- 3.5%
      2,996  A. Schulman, Inc.                         101,774
     10,274  Calgon Carbon Corp. (a)                   208,665
     34,119  FutureFuel Corp.                          558,187
      8,524  Hawkins, Inc.                             300,130
      6,523  Innophos Holdings, Inc.                   304,428
      4,620  Koppers Holdings, Inc.                    182,490
      2,574  LSB Industries, Inc. (a)                   85,225
      2,741  Quaker Chemical Corp.                     189,431
      4,828  Stepan Co.                                306,047
     11,002  Tredegar Corp.                            272,740
     11,635  Zep, Inc.                                 186,625
                                               ---------------
                                                     2,695,742
                                               ---------------
             COMMERCIAL BANKS -- 3.2%
      2,358  Banner Corp.                               86,845
      5,871  Cardinal Financial Corp.                  100,101


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMERCIAL BANKS (CONTINUED)
      2,279  City Holding Co.                        $ 101,689
     16,744  F.N.B. Corp.                              198,249
     11,978  First Commonwealth Financial
                Corp.                                   98,339
     12,125  First Financial Bancorp                   201,033
      4,825  Hanmi Financial Corp.                     104,075
      2,696  Independent Bank Corp.                     97,487
      4,078  NBT Bancorp, Inc.                          98,035
     13,748  Old National Bancorp                      192,472
      8,349  S&T Bancorp, Inc.                         195,283
      2,844  Simmons First National Corp.,
                Class A                                 98,203
      7,903  Sterling Bancorp                           99,578
     24,685  Susquehanna Bancshares, Inc.              267,339
      2,056  Tompkins Financial Corp.                   96,426
      3,360  United Bankshares, Inc.                   100,430
      6,874  Wintrust Financial Corp.                  301,288
                                               ---------------
                                                     2,436,872
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                2.0%
     11,086  ABM Industries, Inc.                      295,553
      6,268  Consolidated Graphics, Inc. (a)           406,417
      3,950  UniFirst Corp.                            417,910
      6,908  United Stationers, Inc.                   286,198
      3,804  Viad Corp.                                100,007
                                               ---------------
                                                     1,506,085
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 2.5%
      9,917  Bel Fuse, Inc., Class B                   190,109
     18,089  Black Box Corp.                           495,820
      6,704  Comtech Telecommunications
                Corp.                                  203,936
      8,719  Digi International, Inc. (a)               89,806
     15,875  Ixia (a)                                  203,041
     12,829  NETGEAR, Inc. (a)                         409,373
     17,041  Oplink Communications,
                Inc. (a)                               288,504
                                               ---------------
                                                     1,880,589
                                               ---------------
             COMPUTERS & PERIPHERALS -- 0.9%
     45,568  QLogic Corp. (a)                          527,222
      6,158  Super Micro Computer, Inc. (a)            126,608
                                               ---------------
                                                       653,830
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 0.8%
     14,479  Aegion Corp. (a)                          297,109
      4,978  EMCOR Group, Inc.                         211,615
      8,782  Orion Marine Group, Inc. (a)               98,358
                                               ---------------
                                                       607,082
                                               ---------------
             CONSUMER FINANCE -- 2.2%
     14,076  Cash America International, Inc.          517,011
     46,114  EZCORP, Inc., Class A (a)                 506,332

Page 84                See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE (CONTINUED)
      8,402  Green Dot Corp., Class A (a)      $       189,213
      4,827  World Acceptance Corp. (a)                461,896
                                               ---------------
                                                     1,674,452
                                               ---------------
             CONTAINERS & PACKAGING -- 0.4%
     15,008  Myers Industries, Inc.                    287,403
                                               ---------------
             DISTRIBUTORS -- 0.6%
     32,278  VOXX International Corp. (a)              430,266
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                1.3%
      9,439  ITT Educational Services,
                Inc. (a)                               277,507
     14,564  Regis Corp.                               179,574
     12,261  Strayer Education, Inc. (a)               428,644
      7,595  Universal Technical Institute,
                Inc.                                    89,393
                                               ---------------
                                                       975,118
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
      9,528  Atlantic Tele-Network, Inc.               555,006
     45,937  Cbeyond, Inc. (a)                         333,503
                                               ---------------
                                                       888,509
                                               ---------------
             ELECTRIC UTILITIES -- 2.1%
      8,474  ALLETE, Inc.                              423,531
     12,036  El Paso Electric Co.                      438,471
     10,907  UIL Holdings Corp.                        421,774
      5,296  UNS Energy Corp.                          317,124
                                               ---------------
                                                     1,600,900
                                               ---------------
             ELECTRICAL EQUIPMENT -- 0.9%
     24,013  II-VI, Inc. (a)                           366,679
      4,730  Powell Industries, Inc.                   290,469
                                               ---------------
                                                       657,148
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.8%
      1,175  Anixter International, Inc.               103,071
     23,357  Benchmark Electronics, Inc. (a)           530,905
     23,736  Insight Enterprises, Inc. (a)             500,830
      3,977  OSI Systems, Inc. (a)                     230,388
      3,678  Park Electrochemical Corp.                110,965
      9,763  Plexus Corp. (a)                          381,733
     15,641  Rofin-Sinar Technologies, Inc. (a)        361,307
      1,719  Rogers Corp. (a)                          104,343
     32,278  Sanmina Corp. (a)                         539,688
      4,703  SYNNEX Corp. (a)                          264,074
     62,826  TTM Technologies, Inc. (a)                503,236
                                               ---------------
                                                     3,630,540
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ENERGY EQUIPMENT & SERVICES --
              2.9%
      7,181  Bristow Group, Inc.               $       515,524
     12,358  Exterran Holdings, Inc. (a)               429,317
      9,100  Gulf Island Fabrication, Inc.             184,366
      4,292  Hornbeck Offshore Services,
                Inc. (a)                               183,311
     52,763  Pioneer Energy Services
                Corp. (a)                              442,154
      3,474  SEACOR Holdings, Inc. (a)                 292,441
     17,096  TETRA Technologies, Inc. (a)              176,431
                                               ---------------
                                                     2,223,544
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.8%
      3,008  Casey's General Stores, Inc.              206,560
     17,407  Spartan Stores, Inc.                      393,224
                                               ---------------
                                                       599,784
                                               ---------------
             FOOD PRODUCTS -- 2.7%
      1,754  Cal-Maine Foods, Inc.                      88,367
     20,240  Darling International, Inc. (a)           395,895
      2,384  J & J Snack Foods Corp.                   210,030
      7,453  Sanderson Farms, Inc.                     554,131
     16,904  Seneca Foods Corp., Class A (a)           491,399
      3,678  Snyder's-Lance, Inc.                       98,239
      3,067  TreeHouse Foods, Inc. (a)                 201,931
                                               ---------------
                                                     2,039,992
                                               ---------------
             GAS UTILITIES -- 2.0%
      4,640  Laclede Group (The), Inc.                 212,929
      4,571  New Jersey Resources Corp.                208,438
      9,871  Northwest Natural Gas Co.                 410,239
      9,559  Piedmont Natural Gas Co., Inc.            315,638
      7,560  Southwest Gas Corp.                       406,199
                                               ---------------
                                                     1,553,443
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.7%
      2,485  CONMED Corp.                              104,246
      4,974  ICU Medical, Inc. (a)                     320,872
      6,713  Merit Medical Systems, Inc. (a)            96,466
                                               ---------------
                                                       521,584
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.4%
      6,535  Almost Family, Inc. (a)                   198,729
      7,187  AMN Healthcare Services,
                Inc. (a)                               108,596
     16,547  Bio-Reference Laboratories,
                Inc. (a)                               444,949
      4,136  Chemed Corp.                              326,413
     13,767  Healthways, Inc. (a)                      210,773
     16,058  Kindred Healthcare, Inc.                  304,139
     22,425  LHC Group, Inc. (a)                       514,429
      8,998  Magellan Health Services,
                Inc. (a)                               538,350

                       See Notes to Financial Statements                 Page 85

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
      9,123  Molina Healthcare, Inc. (a)       $       328,428
     14,742  PharMerica Corp. (a)                      358,820
                                               ---------------
                                                     3,333,626
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 0.2%
      1,710  Computer Programs & Systems,
                Inc.                                   114,262
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                2.1%
      1,065  Biglari Holdings, Inc. (a)                465,362
     10,205  BJ's Restaurants, Inc. (a)                289,414
      4,774  CEC Entertainment, Inc.                   257,605
     40,109  Marcus (The) Corp.                        523,823
      2,003  Marriott Vacations Worldwide
                Corp. (a)                               95,904
                                               ---------------
                                                     1,632,108
                                               ---------------
             HOUSEHOLD DURABLES -- 3.8%
      9,712  Blyth, Inc.                                91,099
      3,475  Ethan Allen Interiors, Inc.                87,709
     10,887  Helen of Troy Ltd. (a)                    599,220
     21,180  M/I Homes, Inc. (a)                       520,816
     11,232  Meritage Homes Corp. (a)                  545,538
     12,419  Ryland Group (The), Inc.                  554,384
     59,566  Standard Pacific Corp. (a)                524,181
                                               ---------------
                                                     2,922,947
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.4%
     46,959  Central Garden & Pet Co.,
                Class A (a)                            293,024
                                               ---------------
             INSURANCE -- 3.8%
     10,050  Horace Mann Educators Corp.               280,395
      2,945  Infinity Property & Casualty
                Corp.                                  207,917
      6,691  Navigators Group (The), Inc. (a)          398,984
     11,120  ProAssurance Corp.                        516,635
      7,507  Safety Insurance Group, Inc.              405,979
     11,714  Selective Insurance Group, Inc.           275,513
     16,705  Stewart Information Services
                Corp.                                  543,080
     11,060  United Fire Group, Inc.                   277,606
                                               ---------------
                                                     2,906,109
                                               ---------------
             INTERNET & CATALOG RETAIL -- 0.4%
      6,485  FTD Cos., Inc. (a)                        201,035
      6,354  PetMed Express, Inc.                       84,063
                                               ---------------
                                                       285,098
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                1.7%
     74,353  Dice Holdings, Inc. (a)                   520,471
     18,651  Liquidity Services, Inc. (a)              443,334


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                (CONTINUED)
     59,275  Monster Worldwide, Inc. (a)       $       362,763
                                               ---------------
                                                     1,326,568
                                               ---------------
             IT SERVICES -- 2.1%
      7,363  CACI International, Inc.,
                Class A (a)                            545,009
     10,780  CSG Systems International, Inc.           322,969
     11,475  ExlService Holdings, Inc. (a)             288,596
     10,824  Higher One Holdings, Inc. (a)              83,994
     17,654  TeleTech Holdings, Inc. (a)               385,211
                                               ---------------
                                                     1,625,779
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.1%
      2,338  PAREXEL International
                Corp. (a)                              114,118
                                               ---------------
             MACHINERY -- 3.8%
      8,651  Actuant Corp., Class A                    296,037
      8,206  Astec Industries, Inc.                    305,263
      1,832  EnPro Industries, Inc. (a)                132,893
      3,083  ESCO Technologies, Inc.                   107,597
      3,829  Lindsay Corp.                             325,465
     30,593  Lydall, Inc. (a)                          540,579
      8,555  Mueller Industries, Inc.                  532,463
      5,040  Standex International Corp.               286,675
     23,506  Titan International, Inc.                 393,961
                                               ---------------
                                                     2,920,933
                                               ---------------
             MEDIA -- 1.6%
     24,861  Digital Generation, Inc. (a)              335,623
     68,933  Harte-Hanks, Inc.                         472,191
     12,425  Scholastic Corp.                          409,901
                                               ---------------
                                                     1,217,715
                                               ---------------
             METALS & MINING -- 1.8%
      1,913  Haynes International, Inc.                 97,831
      7,676  Kaiser Aluminum Corp.                     535,862
     13,699  Materion Corp.                            363,982
      7,291  Olympic Steel, Inc.                       201,888
      6,176  RTI International Metals,
                Inc. (a)                               192,197
                                               ---------------
                                                     1,391,760
                                               ---------------
             MULTILINE RETAIL -- 0.7%
     29,107  Fred's, Inc., Class A                     508,790
                                               ---------------
             MULTI-UTILITIES -- 1.1%
     14,991  Avista Corp.                              432,190
      9,756  NorthWestern Corp.                        441,069
                                               ---------------
                                                       873,259
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                4.0%
     21,909  Approach Resources, Inc. (a)              440,152
     29,948  Cloud Peak Energy, Inc. (a)               560,926
     23,107  Comstock Resources, Inc.                  396,285

Page 86                See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     11,407  Contango Oil & Gas Co. (a)        $       478,638
     27,801  Green Plains Renewable
                Energy, Inc.                           619,406
     24,458  PetroQuest Energy, Inc. (a)                94,408
     39,929  Swift Energy Co. (a)                      494,321
                                               ---------------
                                                     3,084,136
                                               ---------------
             PAPER & FOREST PRODUCTS -- 1.8%
      4,026  Clearwater Paper Corp. (a)                229,281
      7,412  Neenah Paper, Inc.                        321,977
     15,290  P.H. Glatfelter Co.                       473,837
      8,212  Schweitzer-Mauduit
                International, Inc.                    378,820
                                               ---------------
                                                     1,403,915
                                               ---------------
             PERSONAL PRODUCTS -- 0.6%
     16,175  Medifast, Inc. (a)                        429,123
                                               ---------------
             PHARMACEUTICALS -- 0.7%
     21,442  Impax Laboratories, Inc. (a)              496,168
                                               ---------------
             PROFESSIONAL SERVICES -- 1.5%
     22,808  CDI Corp.                                 390,473
      5,246  Heidrick & Struggles
                International, Inc.                     87,503
     16,945  Kelly Services, Inc., Class A             406,341
      8,089  Korn/Ferry International (a)              189,768
      7,374  Resources Connection, Inc.                 99,402
                                               ---------------
                                                     1,173,487
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                4.2%
      3,640  Agree Realty Corp.                        104,067
     34,985  Capstead Mortgage Corp.                   441,511
     33,756  Cedar Realty Trust, Inc.                  213,000
     52,335  Cousins Properties, Inc.                  562,601
      4,298  EPR Properties                            219,542
     13,118  Geo Group (The), Inc.                     439,191
     11,503  Getty Realty Corp.                        218,557
      8,504  Government Properties Income
                Trust                                  210,049
     40,175  Inland Real Estate Corp.                  423,444
      2,985  LTC Properties, Inc.                      113,281
     17,292  Medical Properties Trust, Inc.            229,465
                                               ---------------
                                                     3,174,708
                                               ---------------
             ROAD & RAIL -- 0.6%
     23,043  Knight Transportation, Inc.               491,968
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.3%
     10,492  ATMI, Inc. (a)                            290,419
      4,625  Cabot Microelectronics Corp. (a)          186,480
     26,385  Cirrus Logic, Inc. (a)                    462,002
     13,454  Diodes, Inc. (a)                          308,231


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
      1,712  Hittite Microwave Corp. (a)       $        98,183
     40,530  Kulicke & Soffa Industries,
                Inc. (a)                               471,769
      4,234  Microsemi Corp. (a)                        99,245
     45,918  Rudolph Technologies, Inc. (a)            504,639
      4,219  Supertex, Inc. (a)                        112,647
                                               ---------------
                                                     2,533,615
                                               ---------------
             SOFTWARE -- 0.8%
     36,622  Ebix, Inc.                                497,327
     13,669  VASCO Data Security
                International, Inc. (a)                102,107
                                               ---------------
                                                       599,434
                                               ---------------
             SPECIALTY RETAIL -- 6.5%
     21,324  Big 5 Sporting Goods Corp.                365,920
      7,510  Brown Shoe Co., Inc.                      177,837
      4,022  Buckle (The), Inc.                        178,255
     13,289  Cato (The) Corp., Class A                 371,560
      7,419  Children's Place Retail Stores
                (The), Inc. (a)                        390,759
     11,252  Finish Line (The), Inc., Class A          288,614
      5,784  Genesco, Inc. (a)                         406,153
      4,464  Group 1 Automotive, Inc.                  272,884
      3,862  Jos. A. Bank Clothiers, Inc. (a)          217,122
      6,281  Outerwall, Inc. (a)                       403,931
     26,110  Pep Boys-Manny, Moe & Jack
                (The) (a)                              311,753
     10,021  Select Comfort Corp. (a)                  164,044
      8,631  Sonic Automotive, Inc., Class A           193,593
     19,021  Stage Stores, Inc.                        372,812
     23,567  Stein Mart, Inc.                          291,759
      4,064  Vitamin Shoppe, Inc. (a)                  182,148
     16,255  Zumiez, Inc. (a)                          349,808
                                               ---------------
                                                     4,938,952
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                        -- 1.2%
     26,547  Crocs, Inc. (a)                           407,497
     26,766  Perry Ellis International,
                Inc. (a)                               419,423
      3,188  Skechers U.S.A., Inc.,
                Class A (a)                             92,101
                                               ---------------
                                                       919,021
                                               ---------------
             THRIFTS & MORTGAGE FINANCE --
                0.9%
     15,074  Bank Mutual Corp.                         103,106
     22,079  Brookline Bancorp, Inc.                   196,503
      6,244  Dime Community Bancshares,
                Inc.                                   102,027
      7,148  Northwest Bancshares, Inc.                100,501
     10,937  Provident Financial Services,
                Inc.                                   189,429
                                               ---------------
                                                       691,566
                                               ---------------

                       See Notes to Financial Statements                 Page 87

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.8%
      6,457  Applied Industrial Technologies,
                Inc.                           $       326,337
      7,977  Kaman Corp.                               309,188
                                               ---------------
                                                       635,525
                                               ---------------
             WATER UTILITIES -- 0.4%
     11,032  American States Water Co.                 313,309
                                               ---------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.7%
     37,749  USA Mobility, Inc.                        538,301
                                               ---------------

             TOTAL INVESTMENTS -- 99.9%             76,131,230
             (Cost $75,104,736) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                     87,507
                                               ---------------
             NET ASSETS -- 100.0%              $    76,218,737
                                               ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,386,084 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,359,590.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements.):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $76,131,230       $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 88                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 1.3%
      1,782  Aerovironment, Inc. (a)                  $ 53,139
     11,808  GenCorp, Inc. (a)                         200,972
      2,349  Moog, Inc., Class A (a)                   141,081
                                               ---------------
                                                       395,192
                                               ---------------
             AUTO COMPONENTS -- 0.8%
        926  Dorman Products, Inc. (a)                  48,300
      4,156  Drew Industries, Inc.                     199,862
                                               ---------------
                                                       248,162
                                               ---------------
             AUTOMOBILES -- 0.6%
      7,752  Winnebago Industries, Inc. (a)            185,738
                                               ---------------
             BEVERAGES -- 0.3%
        440  Boston Beer (The) Co., Inc.,
                Class A (a)                             91,656
                                               ---------------
             BIOTECHNOLOGY -- 1.2%
      4,628  Emergent Biosolutions, Inc. (a)           110,748
      4,045  Ligand Pharmaceuticals, Inc. (a)          250,547
                                               ---------------
                                                       361,295
                                               ---------------
             BUILDING PRODUCTS -- 1.8%
      6,660  AAON, Inc.                                197,536
      4,037  American Woodmark Corp. (a)               141,739
      5,926  Apogee Enterprises, Inc.                  200,299
                                               ---------------
                                                       539,574
                                               ---------------
             CAPITAL MARKETS -- 3.6%
      4,449  Evercore Partners, Inc., Class A          248,432
      3,063  Financial Engines, Inc.                   186,598
      5,944  HFF, Inc., Class A                        175,824
     10,350  Investment Technology Group,
                Inc. (a)                               170,775
      4,440  Stifel Financial Corp. (a)                200,466
        532  Virtus Investment Partners,
                Inc. (a)                                96,962
                                               ---------------
                                                     1,079,057
                                               ---------------
             CHEMICALS -- 1.8%
      1,813  Balchem Corp.                              98,845
      4,089  H.B. Fuller Co.                           190,466
      7,524  PolyOne Corp.                             267,553
                                               ---------------
                                                       556,864
                                               ---------------
             COMMERCIAL BANKS -- 4.5%
        917  Bank of the Ozarks, Inc.                   58,138
      3,128  BBCN Bancorp, Inc.                         47,076
      2,681  Community Bank System, Inc.                95,444
      3,040  CVB Financial Corp.                        45,357
      2,961  First Midwest Bancorp, Inc.                47,287
      1,742  Glacier Bancorp, Inc.                      46,041
      4,273  Home BancShares, Inc.                     131,779
      1,229  PacWest Bancorp                            49,295
      1,595  Pinnacle Financial Partners, Inc.          52,061


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMERCIAL BANKS (CONTINUED)
      5,516  PrivateBancorp, Inc.              $       157,702
      8,006  Taylor Capital Group, Inc. (a)            178,774
      2,566  Texas Capital Bancshares,
                Inc. (a)                               152,600
      2,712  Umpqua Holdings Corp.                      47,623
      5,994  United Community Banks,
                Inc. (a)                                99,980
     14,601  Wilshire Bancorp, Inc.                    145,426
                                               ---------------
                                                     1,354,583
                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES --
                0.8%
      1,710  G&K Services, Inc., Class A                95,572
      2,363  Interface, Inc.                            49,505
      2,584  Mobile Mini, Inc. (a)                      99,923
                                               ---------------
                                                       245,000
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 2.0%
     10,917  ARRIS Group, Inc. (a)                     282,750
      9,510  CalAmp Corp. (a)                          280,355
      5,423  PC-Tel, Inc.                               44,523
                                               ---------------
                                                       607,628
                                               ---------------
             COMPUTERS & PERIPHERALS -- 0.9%
      5,494  Electronics for Imaging, Inc. (a)         232,781
      6,985  Intevac, Inc. (a)                          51,829
                                               ---------------
                                                       284,610
                                               ---------------
             CONSTRUCTION & ENGINEERING -- 1.0%
      8,231  Comfort Systems USA, Inc.                 140,256
      5,743  Dycom Industries, Inc. (a)                159,828
                                               ---------------
                                                       300,084
                                               ---------------
             CONSUMER FINANCE -- 0.8%
      4,234  Encore Capital Group, Inc. (a)            201,496
        839  First Cash Financial Services,
                Inc. (a)                                41,229
                                               ---------------
                                                       242,725
                                               ---------------
             DIVERSIFIED CONSUMER SERVICES --
                0.8%
      2,402  Capella Education Co.                     149,861
      3,616  Hillenbrand, Inc.                          97,885
                                               ---------------
                                                       247,746
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                0.5%
      2,387  MarketAxess Holdings, Inc.                149,760
                                               ---------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
     19,084  General Communication, Inc.,
                Class A (a)                            185,687
                                               ---------------

                       See Notes to Financial Statements                 Page 89

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT -- 2.4%
      2,178  AZZ, Inc.                         $        91,062
      4,907  Encore Wire Corp.                         250,699
      2,277  EnerSys, Inc.                             154,973
      2,383  Franklin Electric Co., Inc.                94,939
     11,892  Vicor Corp. (a)                           122,844
                                               ---------------
                                                       714,517
                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.8%
     11,465  Agilysys, Inc. (a)                        150,191
      2,265  Belden, Inc.                              146,568
      4,180  Cognex Corp. (a)                          164,901
      1,430  Coherent, Inc. (a)                         95,581
     13,359  CTS Corp.                                 249,680
     13,571  Daktronics, Inc.                          198,272
      2,164  DTS, Inc. (a)                              44,860
      2,737  FARO Technologies, Inc. (a)               141,558
      1,145  Littelfuse, Inc.                          102,478
      1,753  Measurement Specialties,
                Inc. (a)                                96,713
      7,780  Methode Electronics, Inc.                 261,875
        728  MTS Systems Corp.                          51,200
      2,872  Newport Corp. (a)                          52,098
                                               ---------------
                                                     1,755,975
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                2.2%
      6,742  Basic Energy Services, Inc. (a)           115,491
        547  Geospace Technologies Corp. (a)            43,497
     10,870  Matrix Service Co. (a)                    285,664
      4,223  Newpark Resources, Inc. (a)                47,973
      8,068  Tesco Corp. (a)                           170,396
                                               ---------------
                                                       663,021
                                               ---------------
             FOOD & STAPLES RETAILING -- 0.8%
      2,983  Andersons (The), Inc.                     246,814
                                               ---------------
             FOOD PRODUCTS -- 0.4%
      4,117  Diamond Foods, Inc. (a)                   108,524
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 6.7%
      5,968  Abiomed, Inc. (a)                         164,060
      3,723  Align Technology, Inc. (a)                221,221
      6,970  Anika Therapeutics, Inc. (a)              231,892
      3,138  Cantel Medical Corp.                       99,475
     23,984  CryoLife, Inc.                            258,787
        792  Cyberonics, Inc. (a)                       52,906
      4,810  Greatbatch, Inc. (a)                      204,473
      1,088  Integra LifeSciences
                Holdings (a)                            50,548
     11,822  Natus Medical, Inc. (a)                   306,071
      1,136  Neogen Corp. (a)                           47,735
      6,582  NuVasive, Inc. (a)                        246,430


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
      3,253  West Pharmaceutical Services,
                Inc.                           $       154,355
                                               ---------------
                                                     2,037,953
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 4.0%
      3,648  Air Methods Corp. (a)                     187,617
      4,634  AmSurg Corp. (a)                          193,469
      5,696  CorVel Corp. (a)                          269,762
      3,605  Ensign Group (The), Inc.                  151,122
      2,704  Hanger, Inc. (a)                           91,422
      1,791  IPC Hospitalist (The) Co. (a)              95,604
      1,247  MWI Veterinary Supply, Inc. (a)           232,266
                                               ---------------
                                                     1,221,262
                                               ---------------
             HEALTH CARE TECHNOLOGY -- 1.3%
      3,513  Medidata Solutions, Inc. (a)              221,670
      6,251  Omnicell, Inc. (a)                        161,401
                                               ---------------
                                                       383,071
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                5.4%
      4,609  Boyd Gaming Corp. (a)                      48,671
      1,807  Buffalo Wild Wings, Inc. (a)              256,341
        472  Cracker Barrel Old Country
                Store, Inc.                             46,733
      5,165  Interval Leisure Group, Inc.              136,356
      3,191  Jack in the Box, Inc. (a)                 161,369
      5,298  Monarch Casino & Resort,
                Inc. (a)                               102,092
      1,655  Multimedia Games Holding Co.,
                Inc. (a)                                52,563
      5,859  Papa John's International, Inc.           281,994
      6,140  Pinnacle Entertainment, Inc. (a)          134,159
      2,170  Red Robin Gourmet Burgers,
                Inc. (a)                               139,813
     11,231  Ruth's Hospitality Group, Inc.            147,014
      5,270  Sonic Corp. (a)                            93,753
      1,867  Texas Roadhouse, Inc.                      45,275
                                               ---------------
                                                     1,646,133
                                               ---------------
             HOUSEHOLD DURABLES -- 1.4%
      8,580  La-Z-Boy, Inc.                            230,974
      5,584  Universal Electronics, Inc. (a)           199,572
                                               ---------------
                                                       430,546
                                               ---------------
             HOUSEHOLD PRODUCTS -- 0.3%
      1,425  WD-40 Co.                                  97,940
                                               ---------------
             INSURANCE -- 2.6%
      3,778  AMERISAFE, Inc.                           156,296
      4,577  eHealth, Inc. (a)                         244,549
      5,042  Employers Holdings, Inc.                  123,882
      4,972  HCI Group, Inc.                           211,459
      1,066  RLI Corp.                                  44,410
                                               ---------------
                                                       780,596
                                               ---------------

Page 90                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET & CATALOG RETAIL -- 0.6%
      2,259  Blue Nile, Inc. (a)               $        97,272
      6,472  Nutrisystem, Inc.                          92,032
                                               ---------------
                                                       189,304
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                3.7%
      9,122  Blucora, Inc. (a)                         233,615
      3,319  Dealertrack Technologies,
                Inc. (a)                               154,831
      1,038  j2 Global, Inc.                            47,073
      7,179  LivePerson, Inc. (a)                       99,286
      3,171  LogMeIn, Inc. (a)                         107,687
      4,278  NIC, Inc.                                  93,004
        654  OpenTable, Inc. (a)                        49,233
     11,357  Perficient, Inc. (a)                      233,159
      7,160  XO Group, Inc. (a)                         86,851
                                               ---------------
                                                     1,104,739
                                               ---------------
             IT SERVICES -- 3.8%
      4,897  Cardtronics, Inc. (a)                     188,633
      5,337  Heartland Payment Systems,
                Inc.                                   230,078
      6,623  iGATE Corp. (a)                           223,526
     12,196  Sykes Enterprises, Inc. (a)               255,628
      6,983  Virtusa Corp. (a)                         239,377
                                               ---------------
                                                     1,137,242
                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS --
                1.2%
      1,867  Arctic Cat, Inc.                           79,049
      3,639  Sturm, Ruger & Co., Inc.                  277,182
                                               ---------------
                                                       356,231
                                               ---------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.5%
     31,037  Affymetrix, Inc. (a)                      291,438
      8,951  Cambrex Corp. (a)                         168,010
                                               ---------------
                                                       459,448
                                               ---------------
             MACHINERY -- 3.3%
      4,166  Barnes Group, Inc.                        155,975
      2,634  CIRCOR International, Inc.                189,701
     18,156  Federal Signal Corp. (a)                  223,682
      7,255  John Bean Technologies Corp.              223,962
        765  Tennant Co.                                49,059
      1,673  Toro (The) Co.                            106,001
        839  Watts Water Technologies, Inc.,
                Class A                                 47,001
                                               ---------------
                                                       995,381
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MEDIA -- 1.4%
      9,797  E.W. Scripps (The) Co.,
                 Class A (a)                   $       180,363
     10,769  Live Nation Entertainment,
                Inc. (a)                               229,056
                                               ---------------
                                                       409,419
                                               ---------------
             METALS & MINING -- 1.8%
     32,437  AK Steel Holding Corp. (a)                229,330
      5,907  Globe Specialty Metals, Inc.              103,254
      9,329  SunCoke Energy, Inc. (a)                  206,917
                                               ---------------
                                                       539,501
                                               ---------------
             MULTILINE RETAIL -- 0.6%
     13,333  Tuesday Morning Corp. (a)                 175,196
                                               ---------------
             OIL, GAS & CONSUMABLE FUELS --
                2.4%
      5,941  Carrizo Oil & Gas, Inc. (a)               244,175
     28,206  Penn Virginia Corp. (a)                   338,190
      4,614  Stone Energy Corp. (a)                    142,803
                                               ---------------
                                                       725,168
                                               ---------------
             PAPER & FOREST PRODUCTS -- 0.9%
      9,523  KapStone Paper & Packaging
                Corp. (a)                              266,358
                                               ---------------
             PERSONAL PRODUCTS -- 0.3%
      2,971  Inter Parfums, Inc.                        96,676
                                               ---------------
             PHARMACEUTICALS -- 1.8%
     10,799  Akorn, Inc. (a)                           245,137
      2,755  Medicines (The) Co. (a)                    95,764
      4,458  Prestige Brands Holdings,
                Inc. (a)                               134,899
        953  Questcor Pharmaceuticals, Inc.             63,861
                                               ---------------
                                                       539,661
                                               ---------------
             PROFESSIONAL SERVICES -- 2.6%
     13,853  Navigant Consulting, Inc. (a)             243,397
      6,094  On Assignment, Inc. (a)                   180,870
      6,190  TrueBlue, Inc. (a)                        151,841
      3,580  WageWorks, Inc. (a)                       222,640
                                               ---------------
                                                       798,748
                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.3%
      4,493  DiamondRock Hospitality Co.                52,029
      2,690  Parkway Properties, Inc.                   47,721
                                               ---------------
                                                        99,750
                                               ---------------
             ROAD & RAIL -- 1.5%
      7,897  Arkansas Best Corp.                       270,788
      5,423  Heartland Express, Inc.                   114,208
      1,619  Saia, Inc. (a)                             54,496
                                               ---------------
                                                       439,492
                                               ---------------

                       See Notes to Financial Statements                 Page 91

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.5%
      9,308  Advanced Energy Industries,
                Inc. (a)                       $       254,108
     10,957  DSP Group, Inc. (a)                        98,175
      5,952  GT Advanced Technologies,
                Inc. (a)                                61,127
      1,497  Monolithic Power Systems,
                Inc. (a)                                48,937
        930  Power Integrations, Inc.                   55,084
      4,107  Synaptics, Inc. (a)                       239,685
                                               ---------------
                                                       757,116
                                               ---------------
             SOFTWARE -- 3.3%
      2,942  Bottomline Technologies (de),
                Inc. (a)                               101,852
      9,845  EPIQ Systems, Inc.                        141,374
      2,369  Interactive Intelligence Group,
                Inc. (a)                               179,902
      7,245  Manhattan Associates, Inc. (a)            244,301
        418  MicroStrategy, Inc., Class A (a)           52,543
      3,339  Monotype Imaging Holdings,
                Inc.                                    97,399
      1,563  Tyler Technologies, Inc. (a)              164,818
                                               ---------------
                                                       982,189
                                               ---------------
             SPECIALTY RETAIL -- 5.2%
      8,498  Haverty Furniture Cos., Inc.              236,414
        772  Hibbett Sports, Inc. (a)                   46,328
     11,237  Kirkland's, Inc. (a)                      211,593
      3,065  Lithia Motors, Inc., Class A              172,529
      1,034  Lumber Liquidators Holdings,
                Inc. (a)                                92,016
     16,541  MarineMax, Inc. (a)                       243,980
      4,166  Men's Wearhouse (The), Inc.               200,134
      2,832  Monro Muffler Brake, Inc.                 157,204
     13,493  Zale Corp. (a)                            204,014
                                               ---------------
                                                     1,564,212
                                               ---------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 2.8%
      8,294  Fifth & Pacific Cos., Inc. (a)            238,038
      4,020  Iconix Brand Group, Inc. (a)              149,544
      1,179  Movado Group, Inc.                         44,507
      2,638  Oxford Industries, Inc.                   199,090
      7,832  Wolverine World Wide, Inc.                218,513
                                               ---------------
                                                       849,692
                                               ---------------
             THRIFTS & MORTGAGE FINANCE --
                0.9%
      3,391  BofI Holding, Inc. (a)                    280,605
                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 0.7%
      2,309  DXP Enterprises, Inc. (a)                 221,756
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.3%
      5,259  NTELOS Holdings Corp.             $        86,300
                                               ---------------
             TOTAL INVESTMENTS -- 100.0%            30,235,897
             (Cost $29,529,689) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                      3,844
                                               ---------------
             NET ASSETS -- 100.0%              $    30,239,741
                                               ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,675,923 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $969,715.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 30,235,897      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 92              See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 5.3%
      3,046  Boeing (The) Co.                  $       381,542
      1,678  Lockheed Martin Corp.                     253,227
                                               ---------------
                                                       634,769
                                               ---------------
             AIR FREIGHT & LOGISTICS -- 3.2%
      2,891  FedEx Corp.                               385,428
                                               ---------------
             AUTOMOBILES -- 2.5%
      5,388  Ford Motor Co.                             80,605
      6,103  General Motors Co. (a)                    220,196
                                               ---------------
                                                       300,801
                                               ---------------
             BIOTECHNOLOGY -- 6.6%
        892  Biogen Idec, Inc. (a)                     278,875
        984  Celgene Corp. (a)                         149,499
      4,425  Gilead Sciences, Inc. (a)                 356,876
                                               ---------------
                                                       785,250
                                               ---------------
             CAPITAL MARKETS -- 5.2%
      1,407  Goldman Sachs Group (The),
                Inc.                                   230,917
     13,255  Morgan Stanley                            391,155
                                               ---------------
                                                       622,072
                                               ---------------
             CHEMICALS -- 2.8%
      1,872  Dow Chemical (The) Co.                     85,195
      3,107  LyondellBasell Industries N.V.,
                Class A                                244,707
                                               ---------------
                                                       329,902
                                               ---------------
             COMMERCIAL BANKS -- 2.8%
      3,215  PNC Financial Services Group,
                Inc.                                   256,814
      1,831  Wells Fargo & Co.                          83,018
                                               ---------------
                                                       339,832
                                               ---------------
             COMMUNICATIONS EQUIPMENT -- 3.4%
     18,516  Cisco Systems, Inc.                       405,686
                                               ---------------
             COMPUTERS & PERIPHERALS -- 3.9%
        593  Apple, Inc.                               296,856
      5,943  Hewlett-Packard Co.                       172,347
                                               ---------------
                                                       469,203
                                               ---------------
             CONSUMER FINANCE -- 1.9%
        916  American Express Co.                       77,878
      2,170  Capital One Financial Corp.               153,224
                                               ---------------
                                                       231,102
                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES --
                1.9%
      1,595  Citigroup, Inc.                            75,651
      2,843  JPMorgan Chase & Co.                      157,388
                                               ---------------
                                                       233,039
                                               ---------------

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.3%
      4,729  AT&T, Inc.                        $       157,570
                                               ---------------
             ELECTRIC UTILITIES -- 1.4%
      2,409  Duke Energy Corp.                         170,124
                                               ---------------
             ENERGY EQUIPMENT & SERVICES --
                1.3%
      1,845  Schlumberger Ltd.                         161,567
                                               ---------------
             FOOD & STAPLES RETAILING -- 4.0%
      4,647  CVS Caremark Corp.                        314,695
      2,895  Walgreen Co.                              166,028
                                               ---------------
                                                       480,723
                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.1%
      4,346  Medtronic, Inc.                           245,810
                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.1%
      2,367  Express Scripts Holding Co. (a)           176,791
      1,104  UnitedHealth Group, Inc.                   79,797
                                               ---------------
                                                       256,588
                                               ---------------
             HOTELS, RESTAURANTS & LEISURE --
                2.7%
      4,216  Las Vegas Sands Corp.                     322,608
                                               ---------------
             INDUSTRIAL CONGLOMERATES -- 0.6%
        593  3M Co.                                     76,017
                                               ---------------
             INSURANCE -- 5.8%
      6,514  American International Group,
                Inc.                                   312,412
      4,508  Prudential Financial, Inc.                380,430
                                               ---------------
                                                       692,842
                                               ---------------
             INTERNET & CATALOG RETAIL -- 5.2%
      1,042  Amazon.com, Inc. (a)                      373,755
        215  priceline.com, Inc. (a)                   246,151
                                               ---------------
                                                       619,906
                                               ---------------
             INTERNET SOFTWARE & SERVICES --
                3.8%
      3,042  Facebook, Inc., Class A (a)               190,338
        223  Google, Inc., Class A (a)                 263,356
                                               ---------------
                                                       453,694
                                               ---------------
             IT SERVICES -- 1.9%
      2,990  MasterCard, Inc., Class A                 226,283
                                               ---------------
             MEDIA -- 0.7%
      1,088  Walt Disney (The) Co.                      79,000
                                               ---------------

                       See Notes to Financial Statements                 Page 93

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2014 (UNAUDITED)

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS --
                14.7%
      3,328  Chevron Corp.                     $       371,505
      5,884  ConocoPhillips                            382,166
      3,286  Exxon Mobil Corp.                         302,838
      4,371  Occidental Petroleum Corp.                382,768
      4,312  Phillips 66                               315,164
                                               ---------------
                                                     1,754,441
                                               ---------------
             PHARMACEUTICALS -- 3.6%
      1,574  AbbVie, Inc.                               77,488
      6,521  Eli Lilly & Co.                           352,199
                                               ---------------
                                                       429,687
                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.3%
     16,013  Intel Corp.                               392,959
                                               ---------------
             SOFTWARE -- 3.5%
      8,885  Microsoft Corp.                           336,297
      2,173  Oracle Corp.                               80,184
                                               ---------------
                                                       416,481
                                               ---------------
             SPECIALTY RETAIL -- 2.5%
      5,218  TJX (The) Cos., Inc.                      299,304
                                               ---------------

             TOTAL INVESTMENTS -- 100.0%            11,972,688
             (Cost $11,563,827) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                        583
                                               ---------------
             NET ASSETS -- 100.0%              $    11,973,271
                                               ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $588,452 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $179,591.

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 11,972,688      $    --       $    --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.

Page 94                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2014 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $  789,249,196      $  682,326,343      $  517,231,468
Cash  ..............................................................                --             294,642                  --
Receivables:
      Capital shares sold...........................................                --                  --                  --
      Investment securities sold....................................                --           3,040,281                  --
      Dividends.....................................................           573,164             252,134             217,809
      Interest......................................................                 7                   6                   4
      Securities lending income.....................................                --               7,366              36,573
Prepaid expenses....................................................             9,387               8,538               5,560
                                                                        --------------      --------------      --------------
           TOTAL ASSETS.............................................       789,831,754         685,929,310         517,491,414
                                                                        --------------      --------------      --------------

LIABILITIES:
Due to custodian....................................................                26                  --                  --
Payables:
      Investment securities purchased...............................                --           3,322,446                  --
      Investment advisory fees......................................           328,047             282,219             213,030
      Licensing fees................................................           182,684             173,089             115,880
      Printing fees.................................................            21,548              21,226              12,303
      Audit and tax fees............................................            13,938              13,938              13,938
      Trustees' fees................................................             1,930               2,045                 378
      Collateral for securities on loan.............................                --          14,813,891          22,412,768
Other liabilities...................................................           137,503             126,967             107,108
                                                                        --------------      --------------      --------------
           TOTAL LIABILITIES........................................           685,676          18,755,821          22,875,405
                                                                        --------------      --------------      --------------

NET ASSETS..........................................................    $  789,146,078      $  667,173,489      $  494,616,009
                                                                        ==============      ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $  729,882,557      $  611,462,879      $  451,884,210
Par value...........................................................           199,000             136,500             107,000
Accumulated net investment income (loss)............................           397,437             103,257             153,773
Accumulated net realized gain (loss) on investments.................         4,259,716          (2,293,616)          5,814,372
Net unrealized appreciation (depreciation) on investments...........        54,407,368          57,764,469          36,656,654
                                                                        --------------      --------------      --------------

NET ASSETS..........................................................    $  789,146,078      $  667,173,489      $  494,616,009
                                                                        ==============      ==============      ==============

NET ASSET VALUE, per share..........................................    $        39.66      $        48.88      $        46.23
                                                                        ==============      ==============      ==============

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................        19,900,002          13,650,002          10,700,002
                                                                        --------------      --------------      --------------
Investments, at cost................................................    $  734,841,828      $  624,561,874      $  480,574,814
                                                                        ==============      ==============      ==============
Securities on loan, at value........................................    $           --      $   14,474,325      $   21,927,587
                                                                        ==============      ==============      ==============


Page 96                See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST               FIRST TRUST             FIRST TRUST              FIRST TRUST
      LARGE CAP VALUE          LARGE CAP GROWTH          MULTI CAP VALUE         MULTI CAP GROWTH          MID CAP VALUE
      ALPHADEX(R) FUND         ALPHADEX(R) FUND          ALPHADEX(R) FUND        ALPHADEX(R) FUND         ALPHADEX(R) FUND
           (FTA)                    (FTC)                     (FAB)                   (FAD)                    (FNK)
      ----------------         ----------------          ----------------        ----------------         ----------------

      $    679,476,704         $    250,397,724          $    121,744,773        $     54,533,766         $     30,346,992
                    --                       --                    23,912                      --                   23,594

                    --                       --                        --                      --                2,884,039
                    --                       --                   296,157                      --                  243,216
               689,240                   96,833                    89,408                  20,300                   11,071
                     6                        4                         2                       1                       --
                    --                       --                        --                      --                      211
                 8,344                    2,933                     1,645                     621                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
           680,174,294              250,497,494               122,155,897              54,554,688               33,509,123
      ----------------         ----------------          ----------------        ----------------         ----------------


                    --                       --                        --                      --                       --

                    --                       --                   318,895                      --                3,142,507
               283,855                  104,477                    54,761                  19,198                   16,825
               168,641                   73,627                    47,391                  36,411                       --
                18,724                    8,144                     4,495                   2,936                       --
                13,938                   13,938                    13,938                  13,938                       --
                 1,658                      284                        --                      --                       --
                    --                       --                        --                      --                  229,403
               123,558                   46,639                    26,139                  15,283                       --
      ----------------         ----------------          ----------------        ----------------         ----------------
               610,374                  247,109                   465,619                  87,766                3,388,735
      ----------------         ----------------          ----------------        ----------------         ----------------

      $    679,563,920         $    250,250,385          $    121,690,278            $ 54,466,922         $     30,120,388
      ================         ================          ================        ================         ================


      $    637,016,060         $    250,349,756          $    115,369,891            $ 56,370,930         $     27,951,193
               176,500                   63,000                    28,500                  12,500                   10,500
               469,843                  (11,371)                   59,133                 (1,009)                    5,427
            20,395,413              (19,622,069)                1,153,702              (6,429,751)               1,400,362
            21,506,104               19,471,069                 5,079,052               4,514,252                  752,906
      ----------------         ----------------          ----------------        ----------------         ----------------

      $    679,563,920         $    250,250,385          $    121,690,278            $ 54,466,922         $     30,120,388
      ================         ================          ================        ================         ================

      $          38.50         $          39.72          $          42.70        $          43.57         $          28.69
      ================         ================          ================        ================         ================


            17,650,002                6,300,002                 2,850,002               1,250,002                1,050,002
      ----------------         ----------------          ----------------        ----------------         ----------------
      $    657,970,600         $    230,926,655          $    116,665,721        $     50,019,514         $     29,594,086
      ================         ================          ================        ================         ================
      $             --         $             --          $             --        $             --         $        224,332
      ================         ================          ================        ================         ================


                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

                                                       FIRST TRUST         FIRST TRUST        FIRST TRUST         FIRST TRUST
                                                      MID CAP GROWTH     SMALL CAP VALUE    SMALL CAP GROWTH        MEGA CAP
                                                     ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                          (FNY)               (FYT)              (FYC)               (FMK)
                                                     ----------------    ----------------   ----------------    ----------------
ASSETS:
Investments, at value..............................  $    38,700,556     $    76,131,230    $    30,235,897     $    11,972,688
Cash  .............................................           34,028              96,473              8,998                 505
Receivables:
      Capital shares sold..........................               --                  --                 --                  --
      Investment securities sold...................               --                  --                 --                  --
      Dividends....................................           13,789              39,317             13,053               7,506
      Interest.....................................               --                  --                 --                  --
      Securities lending income....................              398                  --                 --                  --
Prepaid expenses...................................               --                  --                 --                  --
                                                     ---------------     ---------------    ---------------     ---------------
           TOTAL ASSETS............................       38,748,771          76,267,020         30,257,948          11,980,699
                                                     ---------------     ---------------    ---------------     ---------------

LIABILITIES:
Due to custodian...................................               --                  --                 --                  --
Payables:
      Investment securities purchased..............               --                  --                 --                  --
      Investment advisory fees.....................           23,475              48,283             18,207               7,428
      Licensing fees...............................               --                  --                 --                  --
      Printing fees................................               --                  --                 --                  --
      Audit and tax fees...........................               --                  --                 --                  --
      Trustees' fees...............................               --                  --                 --                  --
      Collateral for securities on loan............          648,452                  --                 --                  --
Other liabilities..................................               --                  --                 --                  --
                                                     ---------------     ---------------    ---------------     ---------------
           TOTAL LIABILITIES.......................          671,927              48,283             18,207               7,428
                                                     ---------------     ---------------    ---------------     ---------------

NET ASSETS.........................................  $    38,076,844     $    76,218,737    $    30,239,741     $    11,973,271
                                                     ===============     ===============    ===============     ===============

NET ASSETS CONSIST OF:
Paid-in capital....................................  $    34,737,920     $    69,976,593    $   29,459,299      $    12,223,167
Par value..........................................           14,000              25,000            10,500                5,000
Accumulated net investment income (loss)...........            2,391             (10,232)           (11,315)              4,859
Accumulated net realized gain (loss) on
   investments.....................................          678,936           5,200,882            75,049             (668,616)
Net unrealized appreciation (depreciation) on
   investments.....................................        2,643,597           1,026,494           706,208              408,861
                                                     ---------------     ---------------    ---------------     ---------------

NET ASSETS.........................................  $    38,076,844     $    76,218,737    $   30,239,741      $    11,973,271
                                                     ===============     ===============    ===============     ===============

NET ASSET VALUE, per share.........................  $         27.20     $         30.49    $         28.80     $         23.95
                                                     ===============     ===============    ===============     ===============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...        1,400,002           2,500,002         1,050,002              500,002
                                                     ---------------     ---------------    ---------------     ---------------
Investments, at cost...............................  $    36,056,959     $    75,104,736    $   29,529,689      $    11,563,827
                                                     ===============     ===============    ===============     ===============
Securities on loan, at value.......................  $       634,059     $            --    $            --     $            --
                                                     ===============     ===============    ===============     ===============


Page 98                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)

                                                                            FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                           LARGE CAP CORE       MID CAP CORE      SMALL CAP CORE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND   ALPHADEX(R) FUND
                                                                               (FEX)               (FNX)               (FYX)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................     $    5,628,892      $    3,573,506      $    2,112,491
Interest..............................................................                 88                  85                  47
Foreign tax withholding...............................................                 --                  --                  --
Securities lending income (net of fees)...............................                 --             125,025             190,462
                                                                           --------------      --------------      --------------
      Total investment income.........................................          5,628,980           3,698,616           2,303,000
                                                                           --------------      --------------      --------------

EXPENSES:
Investment advisory fees..............................................          1,557,968           1,408,994             984,364
Accounting and administration fees....................................            158,086             139,651              96,440
Licensing fees........................................................            103,803              94,865              69,387
Custodian fees........................................................             38,842              65,883              73,838
Printing fees.........................................................             26,514              27,705              17,533
Transfer agent fees...................................................             15,580              14,090               9,844
Audit and tax fees....................................................             11,560              11,560              11,560
Legal fees............................................................              9,956               9,756               5,604
Trustees' fees and expenses...........................................              9,410               9,098               5,954
Listing fees..........................................................              4,145               4,145               4,145
Registration and filing fees..........................................              3,779               2,689               2,481
Expenses previously waived or reimbursed..............................                 --                  --              31,316
Other expenses........................................................             10,618               9,691               5,661
                                                                           --------------      --------------      --------------
      Total expenses..................................................          1,950,261           1,798,127           1,318,127
      Less fees waived and expenses reimbursed by the
         investment advisor...........................................                 --                  --                  --
                                                                           --------------      --------------      --------------
      Net expenses....................................................          1,950,261           1,798,127           1,318,127
                                                                           --------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................          3,678,719           1,900,489             984,873
                                                                           --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................         (4,437,206)         (4,205,202)         (6,511,485)
      In-kind redemptions.............................................         53,826,889          54,294,573          36,380,215
                                                                           --------------      --------------      --------------
Net realized gain (loss)..............................................         49,389,683          50,089,371          29,868,730
                                                                           --------------      --------------      --------------

Net change in unrealized appreciation (depreciation) on investments...        (14,988,131)         (8,000,074)         (2,778,198)
                                                                           --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)...............................         34,401,552          42,089,297          27,090,532
                                                                           --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................     $   38,080,271      $   43,989,786      $   28,075,405
                                                                           ==============      ==============      ==============

                       See Notes to Financial Statements                 Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2014 (UNAUDITED)


                                                                            FIRST TRUST          FIRST TRUST        FIRST TRUST
                                                                          LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                          ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                               (FTA)                (FTC)              (FAB)
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................     $    6,606,122      $    1,161,420      $    1,024,405
Interest..............................................................                 72                  18                  19
Foreign tax withholding...............................................                 --                (295)                 --
Securities lending income (net of fees)...............................                 --                  --                  --
                                                                           --------------      --------------      --------------
      Total investment income.........................................          6,606,194           1,161,143           1,024,424
                                                                           --------------      --------------      --------------

EXPENSES:
Investment advisory fees..............................................          1,406,040             503,593             266,278
Accounting and administration fees....................................            142,005              51,755              29,849
Licensing fees........................................................             94,687              40,541              26,302
Custodian fees........................................................             35,850              12,527               6,632
Printing fees.........................................................             26,098               9,215               5,648
Transfer agent fees...................................................             14,060               5,036               2,663
Audit and tax fees....................................................             11,560              11,560              11,560
Legal fees............................................................              7,260               3,238               1,548
Trustees' fees and expenses...........................................              8,749               3,799               2,562
Listing fees..........................................................              4,145               4,145               3,978
Registration and filing fees..........................................              3,927                 920                 493
Expenses previously waived or reimbursed..............................                 --              16,307              13,476
Other expenses........................................................              8,891               3,933               1,801
                                                                           --------------      --------------      --------------
      Total expenses..................................................          1,763,272             666,569             372,790
      Less fees waived and expenses reimbursed by the
           investment advisor.........................................                 --                  --                  --
                                                                           --------------      --------------      --------------
      Net expenses....................................................          1,763,272             666,569             372,790
                                                                           --------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)..........................................          4,842,922             494,574             651,634
                                                                           --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................         (6,460,868)         (1,187,300)           (945,679)
      In-kind redemptions.............................................         56,468,125          21,735,518          12,018,611
                                                                           --------------      --------------      --------------
Net realized gain (loss)..............................................         50,007,257          20,548,218          11,072,932
                                                                           --------------      --------------      --------------

Net change in unrealized appreciation (depreciation) on investments...        (29,430,994)         (3,894,504)         (5,122,328)
                                                                           --------------      --------------      --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)...............................         20,576,263          16,653,714           5,950,604
                                                                           --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS.................................................     $   25,419,185      $   17,148,288      $    6,602,238
                                                                           ==============      ==============      ==============


Page 100               See Notes to Financial Statements

   FIRST TRUST            FIRST TRUST            FIRST TRUST           FIRST TRUST           FIRST TRUST
    MULTI CAP               MID CAP                MID CAP              SMALL CAP             SMALL CAP            FIRST TRUST
      GROWTH                 VALUE                  GROWTH                VALUE                 GROWTH               MEGA CAP
 ALPHADEX(R) FUND       ALPHADEX(R) FUND       ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
      (FAD)                 (FNK)(1)               (FNY)(1)              (FYT)(1)              (FYC)(1)              (FMK)(1)
 ----------------       ----------------       ----------------      ----------------      ----------------      ----------------

  $      216,010         $      198,644         $      130,335        $      426,667        $       69,359        $       88,649
              10                     --                     --                    --                    --                    --
             (34)                    --                     --                    --                    --                    --
              --                    938                  1,470                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
          215,986               199,582                131,805               426,667                69,359                88,649
  --------------         --------------         --------------        --------------        --------------        --------------


         111,447                 86,661                113,009               226,594                67,502                36,661
          14,207                     --                     --                    --                    --                    --
          22,289                     --                     --                    --                    --                    --
           2,772                     --                     --                    --                    --                    --
           2,500                     --                     --                    --                    --                    --
           1,114                     --                     --                    --                    --                    --
          11,560                     --                     --                    --                    --                    --
           1,106                     --                     --                    --                    --                    --
           1,711                     --                     --                    --                    --                    --
           3,978                     --                     --                    --                    --                    --
             205                     --                     --                    --                    --                    --
              --                     --                     --                    --                    --                    --
           1,005                     --                     --                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
         173,894                 86,661                113,009               226,594                67,502                36,661

         (17,868)                    --                     --                    --                    --                    --
  --------------         --------------         --------------        --------------        --------------        --------------
         156,026                 86,661                113,009               226,594                67,502                36,661
  --------------         --------------         --------------        --------------        --------------        --------------

          59,960                112,921                 18,796               200,073                 1,857                51,988
  --------------         --------------         --------------        --------------        --------------        --------------



        (520,914)              (247,150)              (520,701)           (1,186,156)             (539,911)             (143,593)
       5,668,926              2,512,021              3,641,648             7,043,624             2,608,402               860,203
  --------------         --------------         --------------        --------------        --------------        --------------
       5,148,012              2,264,871              3,120,947             5,857,468             2,068,491               716,610
  --------------         --------------         --------------        --------------        --------------        --------------

      (1,253,328)              (584,515)              (135,061)           (1,172,252)             (985,850)             (328,684)
  --------------         --------------         --------------        --------------        --------------        --------------

       3,894,684              1,680,356              2,985,886             4,685,216             1,082,641               387,926
  --------------         --------------         --------------        --------------        --------------        --------------

  $    3,954,644         $    1,793,277         $    3,004,682        $    4,885,289        $    1,084,498        $      439,914
  ==============         ==============         ==============        ==============        ==============        ==============

(1) Unitary fee fund where expenses other than excluded expenses are paid by the Investment Advisor. (See Notes 2H and 3 in the Notes to Financial Statements).

                       See Notes to Financial Statements                Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                            Six Months                            Six Months
                                                               Ended          For the Year           Ended          For the Year
                                                             1/31/2014            Ended            1/31/2014            Ended
                                                            (Unaudited)         7/31/2013         (Unaudited)         7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $   3,678,719      $   5,570,100      $   1,900,489      $   3,756,430
   Net realized gain (loss)..............................     49,389,683         37,809,870         50,089,371         33,493,727
   Net change in unrealized appreciation (depreciation)..    (14,988,131)        59,574,142         (8,000,074)        63,098,856
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................     38,080,271        102,954,112         43,989,786        100,349,013
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (3,524,695)        (5,612,506)        (2,390,240)        (3,248,026)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................    496,731,929        344,836,586        372,244,837        351,702,994
   Cost of shares redeemed...............................   (242,970,068)      (268,039,424)      (232,126,454)      (257,423,796)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................    253,761,861         76,797,162        140,118,383         94,279,198
                                                           -------------      -------------      -------------      -------------
   Total increase (decrease) in net assets...............    288,317,437        174,138,768        181,717,929        191,380,185

NET ASSETS:
   Beginning of period...................................    500,828,641        326,689,873        485,455,560        294,075,375
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $ 789,146,078      $ 500,828,641      $ 667,173,489      $ 485,455,560
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $     397,437      $     243,413      $     103,257      $     593,008
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............     13,500,002         11,400,002         10,800,002          8,600,002
   Shares sold...........................................     12,500,000         10,300,000          7,650,000          8,750,000
   Shares redeemed.......................................     (6,100,000)        (8,200,000)        (4,800,000)        (6,550,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     19,900,002         13,500,002         13,650,002         10,800,002
                                                           =============      =============      =============      =============


Page 102                See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
             (FYX)                            (FTA)                            (FTC)                            (FAB)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
   For the                          For the                          For the                          For the
  Six Months                       Six Months                       Six Months                       Six Months
    Ended         For the Year       Ended         For the Year       Ended         For the Year       Ended         For the Year
  1/31/2014          Ended         1/31/2014          Ended         1/31/2014          Ended         1/31/2014          Ended
 (Unaudited)       7/31/2013      (Unaudited)       7/31/2013      (Unaudited)       7/31/2013      (Unaudited)       7/31/2013
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    984,873     $  1,684,873    $  4,842,922     $  6,105,205    $    494,574     $  1,187,393    $    651,634     $    944,305
   29,868,730       21,053,726      50,007,257       36,085,171      20,548,218       20,448,212      11,072,932        8,065,725
   (2,778,198)      37,239,060     (29,430,994)      52,194,570      (3,894,504)      11,763,777      (5,122,328)      10,794,933
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   28,075,405       59,977,659      25,419,185       94,384,946      17,148,288       33,399,382       6,602,238       19,804,963
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     (831,100)      (1,727,336)     (4,887,491)      (5,792,326)       (505,945)      (1,334,966)       (646,841)        (915,936)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


  332,891,596      226,844,839     445,827,559      372,257,229     190,249,510      170,871,482      74,788,638       76,384,780
 (154,601,692)    (136,396,955)   (253,919,557)    (241,095,908)   (127,060,220)    (162,380,787)    (51,280,398)     (50,929,280)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

  178,289,904       90,447,884     191,908,002      131,161,321      63,189,290        8,490,695      23,508,240       25,455,500
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
  205,534,209      148,698,207     212,439,696      219,753,941      79,831,633       40,555,111      29,463,637       44,344,527


  289,081,800      140,383,593     467,124,224      247,370,283     170,418,752      129,863,641      92,226,641       47,882,114
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $494,616,009     $289,081,800    $679,563,920     $467,124,224    $250,250,385     $170,418,752    $121,690,278     $ 92,226,641
 ============     ============    ============     ============    ============     ============    ============     ============


 $    153,773     $         --    $    469,843     $    514,412    $    (11,371)    $         --    $     59,133     $     54,340
 ============     ============    ============     ============    ============     ============    ============     ============


    6,850,002        4,500,002      12,700,002        8,800,002       4,700,002        4,550,002       2,300,002        1,600,002
    7,200,000        6,100,000      11,500,000       11,300,000       4,800,000        5,250,000       1,750,000        2,150,000
   (3,350,000)      (3,750,000)     (6,550,000)      (7,400,000)     (3,200,000)      (5,100,000)     (1,200,000)      (1,450,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
   10,700,002        6,850,002      17,650,002       12,700,002       6,300,002        4,700,002       2,850,002        2,300,002
 ============     ============    ============     ============    ============     ============    ============     ============



                       See Notes to Financial Statements                Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                            Six Months                            Six Months
                                                               Ended          For the Year           Ended          For the Year
                                                             1/31/2014            Ended            1/31/2014            Ended
                                                            (Unaudited)         7/31/2013         (Unaudited)         7/31/2013
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $      59,960      $     244,508      $     112,921      $     161,673
   Net realized gain (loss)..............................      5,148,012          4,737,353          2,264,871          2,749,874
   Net change in unrealized appreciation (depreciation)..     (1,253,328)         3,247,502           (584,515)         1,538,554
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................      3,954,644          8,229,363          1,793,277          4,450,101
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................        (79,305)          (240,635)          (111,980)          (159,085)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................     43,366,144         31,876,922         21,358,292         39,054,237
   Cost of shares redeemed...............................    (30,383,450)       (31,862,918)       (14,220,857)       (30,928,553)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     12,982,694             14,004          7,137,435          8,125,684
                                                           -------------      -------------      -------------      -------------
   Total increase (decrease) in net assets...............     16,858,033          8,002,732          8,818,732         12,416,700

NET ASSETS:
   Beginning of period...................................     37,608,889         29,606,157         21,301,656          8,884,956
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $  54,466,922      $  37,608,889      $  30,120,388      $  21,301,656
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $     (1,009)      $      18,336      $       5,427      $       4,486
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............        950,002            950,002            800,002            450,002
   Shares sold...........................................      1,000,000            900,000            750,000          1,650,000
   Shares redeemed.......................................       (700,000)          (900,000)          (500,000)        (1,300,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................      1,250,002            950,002          1,050,002            800,002
                                                           =============      =============      =============      =============


Page 104               See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
             (FNY)                            (FYT)                            (FYC)                            (FMK)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
   For the                          For the                          For the                          For the
  Six Months                       Six Months                       Six Months                       Six Months
    Ended         For the Year       Ended         For the Year       Ended         For the Year       Ended         For the Year
  1/31/2014          Ended         1/31/2014          Ended         1/31/2014          Ended         1/31/2014          Ended
 (Unaudited)       7/31/2013      (Unaudited)       7/31/2013      (Unaudited)       7/31/2013      (Unaudited)       7/31/2013
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $     18,796     $    155,620    $    200,073     $    218,825    $      1,857     $     18,886    $     51,988        $ 133,320
    3,120,947        1,962,382       5,857,468        3,849,899       2,068,491        1,382,117         716,610        1,743,823
     (135,061)       2,374,283      (1,172,252)       2,534,872        (985,850)       1,033,307        (328,684)         650,096
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    3,004,682        4,492,285       4,885,289        6,603,596       1,084,498        2,434,310         439,914        2,527,239
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


      (68,355)        (109,690)       (210,315)        (218,845)         (5,440)         (29,960)        (55,320)        (134,891)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   34,632,505       20,137,555      68,067,261       68,452,356      32,262,264       22,406,981       8,445,848       16,619,287
  (21,652,972)     (18,930,697)    (41,266,739)     (36,037,677)    (16,108,699)     (20,971,504)     (7,191,793)     (19,478,114)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   12,979,533        1,206,858      26,800,522       32,414,679      16,153,565        1,435,477       1,254,055       (2,858,827)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
   15,915,860        5,589,453      31,475,496       38,799,430      17,232,623        3,839,827       1,638,649         (466,479)


   22,160,984       16,571,531      44,743,241        5,943,811      13,007,118        9,167,291      10,334,622       10,801,101
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $ 38,076,844     $ 22,160,984    $ 76,218,737     $ 44,743,241    $ 30,239,741     $ 13,007,118    $ 11,973,271     $ 10,334,622
 ============     ============    ============     ============    ============     ============    ============     ============


 $      2,391     $     51,950    $    (10,232)    $         10    $    (11,315)    $     (7,732)   $      4,859     $      8,191
 ============     ============    ============     ============    ============     ============    ============     ============


      900,002          850,002       1,600,002          300,002         500,002          450,002         450,002          600,002
    1,300,000          900,000       2,250,000        2,800,000       1,100,000        1,000,000         350,000          800,000
     (800,000)        (850,000)     (1,350,000)      (1,500,000)       (550,000)        (950,000)       (300,000)        (950,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
    1,400,002          900,002       2,500,002        1,600,002       1,050,002          500,002         500,002          450,002
 ============     ============    ============     ============    ============     ============    ============     ============



                       See Notes to Financial Statements                Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   37.10      $   28.66      $   28.38      $   23.76      $   19.60      $   24.66
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.22           0.48           0.35           0.25           0.20           0.29
Net realized and unrealized gain (loss)            2.56           8.45           0.26           4.63           4.15          (5.06)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   2.78           8.93           0.61           4.88           4.35          (4.77)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.22)         (0.49)         (0.33)         (0.26)         (0.19)         (0.29)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   39.66      $   37.10      $   28.66      $   28.38      $   23.76      $   19.60
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (a)                                   7.48%         31.41%          2.20%         20.54%         22.26%        (19.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 789,146      $ 500,829      $ 326,690      $ 273,861      $  58,214      $  13,720
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.66%          0.70%          0.70%          0.90%          1.17%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.66%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.18% (b)      1.47%          1.27%          1.04%          1.13%          1.63%
Portfolio turnover rate (c)                          41%            78%            95%            81%            91%           114%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   44.95      $   34.19      $   34.17      $   27.10      $   22.00      $   26.30
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.16           0.42           0.21           0.12           0.16           0.21
Net realized and unrealized gain (loss)            3.98          10.71           0.01           7.09           5.10          (4.30)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   4.14          11.13           0.22           7.21           5.26          (4.09)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.21)         (0.37)         (0.20)         (0.14)         (0.16)         (0.21)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   48.88      $   44.95      $   34.19      $   34.17      $   27.10      $   22.00
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (a)                                   9.21%         32.71%          0.66%         26.60%         23.94%        (15.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 667,173      $ 485,456      $ 294,075      $ 319,491      $  56,919      $   8,799
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.64% (b)      0.66%          0.70%          0.70%          0.90%          1.28%
Ratio of net expenses to average net
   assets                                          0.64% (b)      0.66%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              0.67% (b)      1.04%          0.63%          0.44%          0.73%          1.07%
Portfolio turnover rate (c)                          42%            81%            94%            86%           100%           120%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 106               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   42.20      $   31.20      $   30.93      $   24.98      $   20.77      $   24.79
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.11           0.34           0.17           0.07           0.07           0.10
Net realized and unrealized gain (loss)            4.01          11.00           0.27           5.97           4.21          (4.02)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   4.12          11.34           0.44           6.04           4.28          (3.92)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.09)         (0.34)         (0.17)         (0.09)         (0.07)         (0.10)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   46.23      $   42.20      $   31.20      $   30.93      $   24.98      $   20.77
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (a)                                   9.74%         36.58%          1.42%         24.20%         20.63%        (15.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 494,616      $ 289,082      $ 140,384      $ 117,530      $  37,475      $   8,307
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.74%          0.97%          1.40%
Ratio of net expenses to average net
   assets                                          0.67% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              0.50% (b)      0.87%          0.56%          0.24%          0.36%          0.49%
Portfolio turnover rate (c)                          48%            85%           101%            90%            97%           105%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   36.78      $   28.11      $   27.18      $   23.24      $   19.10      $   23.16
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.32           0.58           0.40           0.32           0.34           0.47
Net realized and unrealized gain (loss)            1.74           8.66           0.93           3.93           4.14          (4.06)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   2.06           9.24           1.33           4.25           4.48          (3.59)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.34)         (0.57)         (0.40)         (0.31)         (0.34)         (0.47)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   38.50      $   36.78      $   28.11      $   27.18      $   23.24      $   19.10
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (a)                                   5.60%         33.15%          4.96%         18.30%         23.53%        (15.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 679,564      $ 467,124      $ 247,370      $ 178,052      $  49,958      $  18,141
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.67%          0.70%          0.71%          0.88%          1.07%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.67%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.72% (b)      1.85%          1.56%          1.47%          1.73%          2.47%
Portfolio turnover rate (c)                          40%            69%            88%            76%           100%           146%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 106

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                            FOR THE
                                          SIX MONTHS
                                             ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                         -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period       $   36.26      $   28.54      $   29.33      $   23.91      $   19.94      $   26.57
                                           ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    0.10           0.30           0.24           0.17           0.06           0.14
Net realized and unrealized gain (loss)         3.46           7.75          (0.80)          5.43           3.96          (6.63)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                3.56           8.05          (0.56)          5.60           4.02          (6.49)
                                           ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                          (0.10)         (0.33)         (0.23)         (0.18)         (0.05)         (0.14)
Return of capital                               --               --             --             --             --          (0.00) (a)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                            (0.10)         (0.33)         (0.23)         (0.18)         (0.05)         (0.14)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period             $   39.72      $   36.26      $   28.54      $   29.33      $   23.91      $   19.94
                                           =========      =========      =========      =========      =========      =========

TOTAL RETURN (b)                                9.82%         28.42%         (1.89)%        23.43%         20.20%        (24.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $ 250,250      $ 170,419      $ 129,864      $ 139,322      $  39,445      $  13,960
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                       0.66% (c)      0.70%          0.70%          0.72%          0.91%          1.01%
Ratio of net expenses to average net
   assets                                       0.66% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                           0.49% (c)      0.88%          0.86%          0.59%          0.31%          0.54%
Portfolio turnover rate (d)                       75%           141%           162%           146%           168%           152%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   40.10      $   29.93      $   29.24      $   24.61      $   20.20      $   23.23
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.26           0.51           0.36           0.32           0.37           0.29
Net realized and unrealized gain (loss)            2.60          10.16           0.69           4.64           4.39          (3.02)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   2.86          10.67           1.05           4.96           4.76          (2.73)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.26)         (0.50)         (0.36)         (0.33)         (0.35)         (0.30)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   42.70      $   40.10      $   29.93      $   29.24      $   24.61      $   20.20
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (b)                                   7.13%         35.92%          3.62%         20.13%         23.65%        (11.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 121,690      $  92,227      $  47,882      $  39,470      $  20,917      $  10,101
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.76%          0.80%          0.87%          0.94%          2.17%
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              1.22% (c)      1.46%          1.24%          1.16%          1.45%          1.99%
Portfolio turnover rate (d)                          43%            70%            90%            74%            93%           134%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 108                    See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                               FOR THE
                                             SIX MONTHS
                                                ENDED         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                              1/31/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011      7/31/2010      7/31/2009
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   39.59      $   31.16      $   31.66      $   25.07      $   20.78      $   27.63
                                              ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.06           0.26           0.16           0.08           0.02           0.06
Net realized and unrealized gain (loss)            4.00           8.42          (0.51)          6.62           4.27          (6.84)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations                   4.06           8.68          (0.35)          6.70           4.29          (6.78)
                                              ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.08)         (0.25)         (0.15)         (0.11)            --          (0.06)
Return of capital                                  --               --             --             --             --          (0.01)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Total distributions                               (0.08)         (0.25)         (0.15)         (0.11)            --          (0.07)
                                              ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period                $   43.57      $   39.59      $   31.16      $   31.66      $   25.07      $   20.78
                                              =========      =========      =========      =========      =========      =========

TOTAL RETURN (a)                                  10.26%         28.01%         (1.10)%        26.74%         20.64%        (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  54,467      $  37,609      $  29,606      $  37,990      $   7,520      $   5,196
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.78% (b)      0.85%          0.85%          0.95%          1.40%          1.56%
Ratio of net expenses to average net
   assets                                          0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                              0.27% (b)      0.74%          0.48%          0.20%          0.08%          0.29%
Portfolio turnover rate (c)                          71%           147%           155%           149%           155%           153%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                               FOR THE                                      FOR THE
                                             SIX MONTHS                                     PERIOD
                                                ENDED         FOR THE        FOR THE     4/19/2011 (a)
                                              1/31/2014     YEAR ENDED     YEAR ENDED       THROUGH
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011
                                            -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   26.63      $   19.74      $   19.27      $   20.06
                                              ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.13           0.25           0.15           0.04
Net realized and unrealized gain (loss)            2.06           6.89           0.47          (0.79)
                                              ---------      ---------      ---------      ---------
Total from investment operations                   2.19           7.14           0.62          (0.75)
                                              ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.13)         (0.25)         (0.15)         (0.04)
                                              ---------      ---------      ---------      ---------
Net asset value, end of period                $   28.69      $   26.63      $   19.74      $   19.27
                                              =========      =========      =========      =========

TOTAL RETURN (b)                                   8.18%         36.37%          3.23%         (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  30,120      $  21,302      $   8,885      $   1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              0.91% (c)      0.96%          0.98%          0.74% (c)
Portfolio turnover rate (d)                          48%            66%           100%            14%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                               FOR THE                                      FOR THE
                                             SIX MONTHS                                     PERIOD
                                                ENDED         FOR THE        FOR THE     4/19/2011 (a)
                                              1/31/2014     YEAR ENDED     YEAR ENDED       THROUGH
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011
                                            -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   24.62      $   19.50      $   19.93      $   20.17
                                              ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.01           0.18           0.02          (0.00) (e)
Net realized and unrealized gain (loss)            2.64           5.07          (0.44)         (0.24)
                                              ---------      ---------      ---------      ---------
Total from investment operations                   2.65           5.25          (0.42)         (0.24)
                                              ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.07)         (0.13)         (0.01)            --
                                              ---------      ---------      ---------      ---------
Net asset value, end of period                $   27.20      $   24.62      $   19.50      $   19.93
                                              =========      =========      =========      =========

TOTAL RETURN (b)                                  10.76%         27.05%         (2.11)%        (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  38,077      $  22,161      $  16,572      $   6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%  (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%  (c)
Ratio of net investment income (loss) to
   average net assets                              0.12% (c)      0.83%          0.11%         (0.18)% (c)
Portfolio turnover rate (d)                          76%           156%           166%            48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 110               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                               FOR THE                                      FOR THE
                                             SIX MONTHS                                     PERIOD
                                                ENDED         FOR THE        FOR THE     4/19/2011 (a)
                                              1/31/2014     YEAR ENDED     YEAR ENDED       THROUGH
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011
                                            -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   27.96      $   19.81      $   19.80      $   19.97
                                              ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.09           0.20           0.14           0.03
Net realized and unrealized gain (loss)            2.53           8.15           0.01          (0.17)
                                              ---------      ---------      ---------      ---------
Total from investment operations                   2.62           8.35           0.15          (0.14)
                                              ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.09)         (0.20)         (0.14)         (0.03)
                                              ---------      ---------      ---------      ---------
Net asset value, end of period                $   30.49      $   27.96      $   19.81      $   19.80
                                              =========      =========      =========      =========

TOTAL RETURN (b)                                   9.38%         42.34%          0.75%         (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  76,219      $  44,743      $   5,944      $   1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              0.62% (c)      1.32%          0.82%          0.57% (c)
Portfolio turnover rate (d)                          55%           104%           103%            15%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                               FOR THE                                      FOR THE
                                             SIX MONTHS                                     PERIOD
                                                ENDED         FOR THE        FOR THE     4/19/2011 (a)
                                              1/31/2014     YEAR ENDED     YEAR ENDED       THROUGH
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011
                                            -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   26.01      $   20.37      $   19.92      $   20.08
                                              ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.01           0.05           0.02          (0.01)
Net realized and unrealized gain (loss)            2.79           5.66           0.46          (0.15)
                                              ---------      ---------      ---------      ---------
Total from investment operations                   2.80           5.71           0.48          (0.16)
                                              ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.01)         (0.07)         (0.03)            --
                                              ---------      ---------      ---------      ---------
Net asset value, end of period                $   28.80      $   26.01      $   20.37      $   19.92
                                              =========      =========      =========      =========

TOTAL RETURN (b)                                  10.75%         28.14%           2.38%        (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  30,240      $  13,007      $   9,167      $   5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%  (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70%  (c)
Ratio of net investment income (loss) to
   average net assets                              0.02% (c)      0.17%          0.14%         (0.36)% (c)
Portfolio turnover rate (d)                          97%           147%           162%            36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                               FOR THE                                      FOR THE
                                             SIX MONTHS                                     PERIOD
                                                ENDED         FOR THE        FOR THE     5/11/2011 (a)
                                              1/31/2014     YEAR ENDED     YEAR ENDED       THROUGH
                                             (UNAUDITED)     7/31/2013      7/31/2012      7/31/2011
                                            -------------  -------------  -------------  -------------
Net asset value, beginning of period          $   22.97      $   18.00      $   18.89      $   19.67
                                              ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.12           0.28           0.18           0.03
Net realized and unrealized gain (loss)            0.98           4.97          (0.90)         (0.79)
                                              ---------      ---------      ---------      ---------
Total from investment operations                   1.10           5.25          (0.72)         (0.76)
                                              ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.12)         (0.28)         (0.17)         (0.02)
                                              ---------      ---------      ---------      ---------
Net asset value, end of period                $   23.95      $   22.97      $   18.00      $   18.89
                                              =========      =========      =========      =========

TOTAL RETURN (b)                                   4.81%         29.42%         (3.78)%        (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  11,973      $  10,335      $  10,801      $   3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net expenses to average net
   assets                                          0.70% (c)      0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                              0.99% (c)      1.32%          1.28%          0.77% (c)
Portfolio turnover rate (d)                          60%           135%           164%            52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 112               See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below. The shares of each Style fund are listed and traded on the NYSE Arca, Inc.

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                         Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund                           Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund                         Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund                        Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund                       Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund                        Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund                       Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund                          Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund                         Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund                        Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund                       Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund                               Defined Mega Cap Index (1)

(1) This index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (licensee of Standard & Poor's Financial Services LLP "S&P"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

     Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2014, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2014, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2013 was as follows:


                                                         Distributions paid from  Distributions paid from    Distributions paid from
                                                             Ordinary Income           Capital Gains            Return of Capital
                                                         -----------------------  ------------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                   $  5,612,506                $     --                  $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        3,248,026                      --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      1,727,336                      --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                     5,792,326                      --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                    1,334,966                      --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                       915,936                      --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      240,635                      --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                         159,085                      --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        109,690                      --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                       218,845                      --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                       29,960                      --                        --
First Trust Mega Cap AlphaDEX(R) Fund                              134,891                      --                        --

As of July 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                        Accumulated
                                                                 Undistributed          Capital and           Net Unrealized
                                                                   Ordinary                Other               Appreciation
                                                                    Income              Gain (Loss)           (Depreciation)
                                                               -----------------      -----------------      -----------------
First Trust Large Cap Core AlphaDEX(R) Fund                      $     243,413          $  (38,057,430)        $  62,322,962
First Trust Mid Cap Core AlphaDEX(R) Fund                              593,008             (45,420,674)           58,802,230
First Trust Small Cap Core AlphaDEX(R) Fund                                 --             (20,135,733)           35,516,227
First Trust Large Cap Value AlphaDEX(R) Fund                           514,412             (21,947,447)           43,272,701
First Trust Large Cap Growth AlphaDEX(R) Fund                               --             (39,684,966)           22,880,252
First Trust Multi Cap Value AlphaDEX(R) Fund                            54,340              (8,147,888)            8,430,038
First Trust Multi Cap Growth AlphaDEX(R) Fund                           18,336             (11,478,253)            5,668,070
First Trust Mid Cap Value AlphaDEX(R) Fund                               4,486                (716,318)            1,189,230
First Trust Mid Cap Growth AlphaDEX(R) Fund                             51,950              (2,316,045)            2,652,692
First Trust Small Cap Value AlphaDEX(R) Fund                                10                (421,449)            1,963,609
First Trust Small Cap Growth AlphaDEX(R) Fund                               --              (1,947,864)            1,646,480
First Trust Mega Cap AlphaDEX(R) Fund                                    8,191              (1,322,893)              675,212

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of January 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising for taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                              Capital Loss   Capital Loss   Capital Loss    Capital Loss   Capital Loss       Post          Total
                                Available      Available      Available       Available      Available     Enactment -     Capital
                                 through        through        through         through        through          No           Loss
                              July 31, 2015  July 31, 2016  July 31, 2017   July 31, 2018  July 31, 2019   Expiration     Available
                              -------------  -------------  -------------   -------------  -------------  -------------  -----------
First Trust Large Cap Core
     AlphaDEX(R) Fund          $     15,102   $      8,528   $  2,600,275    $  2,800,653   $  1,020,863    $31,612,009  $38,057,430
First Trust Mid Cap Core
     AlphaDEX(R) Fund                 7,911         84,882      1,985,474       2,119,642      1,502,304     39,720,461   45,420,674
First Trust Small Cap Core
     AlphaDEX(R) Fund                14,770        111,735      1,882,188       1,600,982      1,258,833     15,267,225   20,135,733
First Trust Large Cap
     Value AlphaDEX(R) Fund           1,854         80,299      2,272,260       5,098,300        298,768     14,195,966   21,947,447
First Trust Large Cap Growth
     AlphaDEX(R) Fund                    --        162,514     10,217,162       3,224,180      1,803,151     24,277,959   39,684,966
First Trust Multi Cap Value
     AlphaDEX(R) Fund                 8,569         56,799      1,331,945       1,180,819        322,362      5,247,394    8,147,888
First Trust Multi Cap Growth
     AlphaDEX(R) Fund                26,562        241,100      2,554,292       1,438,794        345,171      6,872,334   11,478,253
First Trust Mid Cap Value
     AlphaDEX(R) Fund                    --             --             --              --             --        716,318      716,318
First Trust Mid Cap Growth
     AlphaDEX(R) Fund                    --             --             --              --             --      2,316,045    2,316,045
First Trust Small Cap Value
     AlphaDEX(R) Fund                    --             --             --              --             --        421,449      421,449
First Trust Small Cap Growth
     AlphaDEX(R) Fund                    --             --             --              --             --      1,947,864    1,947,864
First Trust Mega Cap
     AlphaDEX(R) Fund                    --             --             --              --             --      1,322,893    1,322,893

Capital losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2013, the following Fund incurred and elected to defer net ordinary losses as follows:


                                                                                  Qualified Late Year
                                                                                    Ordinary Losses
                                                                               -------------------------
First Trust Small Cap Growth AlphaDEX(R) Fund                                        $      7,732

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Standard & Poor's for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2014.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                  Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                             -----------------------------------------------------------------------

                                    Advisory      Expense        Year           Year           Year       Six Months
                                       Fee         Reim-         Ended         Ended           Ended         Ended
                                     Waivers    bursements     7/31/2011     7/31/2012       7/31/2013     1/31/2014        Total
                                   -----------  -----------  -------------  -------------  -------------  -------------  -----------
First Trust Multi Cap Value
   AlphaDEX(R) Fund                $        --  $        --  $      24,018  $      44,672  $      36,873  $          --  $   105,563
First Trust Multi Cap Growth
   AlphaDEX(R) Fund                     17,868           --         25,609         44,292         49,813         17,868      137,582


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid additional annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2014, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                  Purchases           Sales
                                               ---------------   ---------------
First Trust Large Cap Core AlphaDEX(R) Fund    $   252,562,001   $   252,361,151
First Trust Mid Cap Core AlphaDEX(R) Fund          236,260,920       236,583,656
First Trust Small Cap Core AlphaDEX(R) Fund        186,754,164       187,026,027
First Trust Large Cap Value AlphaDEX(R) Fund       225,332,961       224,690,982
First Trust Large Cap Growth AlphaDEX(R) Fund      151,564,222       151,990,232
First Trust Multi Cap Value AlphaDEX(R) Fund        45,469,739        45,416,333
First Trust Multi Cap Growth AlphaDEX(R) Fund       31,659,535        31,660,613
First Trust Mid Cap Value AlphaDEX(R) Fund          11,845,117        11,859,166
First Trust Mid Cap Growth AlphaDEX(R) Fund         23,935,416        23,955,444
First Trust Small Cap Value AlphaDEX(R) Fund        34,902,070        35,081,401
First Trust Small Cap Growth AlphaDEX(R) Fund       18,557,891        18,555,447
First Trust Mega Cap AlphaDEX(R) Fund                6,231,469         6,313,607

For the six months ended January 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                  Purchases           Sales
                                               ---------------   ---------------
First Trust Large Cap Core AlphaDEX(R) Fund    $   496,260,189   $   242,688,590
First Trust Mid Cap Core AlphaDEX(R) Fund          372,260,590       232,097,469
First Trust Small Cap Core AlphaDEX(R) Fund        332,799,940       154,171,185
First Trust Large Cap Value AlphaDEX(R) Fund       445,183,673       254,203,345
First Trust Large Cap Growth AlphaDEX(R) Fund      190,168,207       126,688,540
First Trust Multi Cap Value AlphaDEX(R) Fund        74,715,312        51,251,686
First Trust Multi Cap Growth AlphaDEX(R) Fund       43,346,686        30,338,681
First Trust Mid Cap Value AlphaDEX(R) Fund          21,355,657        14,206,284
First Trust Mid Cap Growth AlphaDEX(R) Fund         34,613,575        21,646,709
First Trust Small Cap Value AlphaDEX(R) Fund        67,991,253        41,101,253
First Trust Small Cap Growth AlphaDEX(R) Fund       32,246,895        16,108,457
First Trust Mega Cap AlphaDEX(R) Fund                8,377,904         7,043,400

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             Number of Securities            Creation
              in a Creation Unit          Transaction Fee
             ---------------------      ------------------
                      1-100                   $  500
                    101-200                   $1,000
                    201-300                   $1,500
                    301-400                   $2,000
                    401-500                   $2,500
                    501-600                   $3,000
                    601-700                   $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             Number of Securities           Redemption
              in a Creation Unit         Transaction Fee
             ---------------------      ------------------
                      1-100                   $  500
                    101-200                   $1,000
                    201-300                   $1,500
                    301-400                   $2,000
                    401-500                   $2,500
                    501-600                   $3,000
                    601-700                   $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before December 31, 2014.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

On March 24, 2014, the following Funds declared a quarterly dividend to shareholders of record on March 27, 2014, payable March 31, 2014.


                                                     Per Share
                                                      Amount
                                                    -----------
First Trust Large Cap Core AlphaDEX(R) Fund           $0.1087
First Trust Mid Cap Core AlphaDEX(R) Fund             $0.0566
First Trust Small Cap Core AlphaDEX(R) Fund           $0.0628
First Trust Large Cap Value AlphaDEX(R) Fund          $0.1546
First Trust Large Cap Growth AlphaDEX(R) Fund         $0.0467
First Trust Multi Cap Value AlphaDEX(R) Fund          $0.1275
First Trust Multi Cap Growth AlphaDEX(R) Fund         $0.0209
First Trust Mid Cap Value AlphaDEX(R) Fund            $0.0594
First Trust Mid Cap Growth AlphaDEX(R) Fund           $0.0015
First Trust Small Cap Value AlphaDEX(R) Fund          $0.0498
First Trust Mega Cap AlphaDEX(R) Fund                 $0.0779

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider each Fund's investment objective, risks, charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds' statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded AlphaDEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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ADDITIONAL INFORMATION (CONTINUED)
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2014 (UNAUDITED)

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Multi Cap Value AlphaDEX(R) Fund, the First Trust Multi Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund and the First Trust Small Cap Growth AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Large Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Value AlphaDEX(R) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

Each of the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund normally invests at least 90% of its assets in common stocks that comprise the Index upon which it is based. The securities of companies represented in the Index upon which each Fund is based generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index upon which it is based. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in a Fund will stay within a given market capitalization range. As a result, each Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

        NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                                                        Page 123

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund
            --------------------------------------------------------


By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.